UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06110

Western Asset Funds, Inc.

Name of Fund:

385 East Colorado Boulevard Pasadena, CA	91101
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item 1 – Report to Shareholders

Western Asset Funds, Inc.

Western Asset Absolute Return Portfolio

Western Asset High Yield Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Limited Duration Bond Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Annual Report to Shareholders

December 31, 2008

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Absolute Return Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

	Three Months	Nine Months	One Year	Since InceptionA
Western Asset Absolute Return Portfolio:
Institutional Class	-8.30%	-14.20%	-14.84%	-3.01%
Financial Intermediary Class	-8.39%	-14.31%	-15.00%	-4.44%
Institutional Select Class	-8.33%	N/A	N/A	-11.69%
Barclays Capital U.S. Aggregate IndexB	+4.58%	+3.01%	+5.24%	+6.96%
Merrill Lynch Constant Maturity 3-Month LIBOR IndexC	+1.35%	+2.46%	+3.82%	+4.90%
Lipper Flexible Income Funds Category AverageD	-4.07%	-15.32%	-15.31%	-5.55%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The expense ratio for both the Institutional and Institutional Select Classes was 0.80%. The gross expense ratio for the Financial Intermediary Class was 1.36% and does not reflect fee waivers or reimbursements. The net expense ratio for the Financial Intermediary Class was 1.05% and reflects contractual fee waivers and/or reimbursements. As a result of a contractual expense limitation, the ratio of expenses, other than taxes, interest, deferred organizational expenses, brokerage and extraordinary expenses, to average net assets will not exceed 1.05% for Financial Intermediary Class shares until July 31, 2009.

All expenses shown include management fees, 12b-1 distribution fees and other expenses as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Absolute Return Portfolio returned -14.20%. The Fund’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index and the Merrill Lynch Constant Maturity 3-Month LIBOR Index, returned 3.01% and 2.46%, respectively, over the same time frame. The Lipper Flexible Income Funds Category Average returned -15.32% for the same period.

A

The inception date of the Institutional Class is July 6, 2006. The inception date of the Financial Intermediary Class is September 6, 2006. The inception date of the Institutional Select Class is August 4, 2008. Index returns are for periods beginning June 30, 2006. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

C

The Merrill Lynch Constant Maturity 3-Month LIBOR Index is based on the assumed purchase of a synthetic instrument having 3 months to maturity and with a coupon equal to the closing quote for 3-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing 3-month LIBOR rate) and is rolled into a new 3-month instrument. The Index therefore will always have a constant maturity equal to exactly 3 months.

D

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Flexible Income Funds Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

The impact of market conditions on the Fund’s performance was negative for the nine-month period ended December 31, 2008, with strategies also producing significantly negative results. A large allocation to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to a lack of liquidity and uncertainty in that marketplace. An emphasis on lower-quality credits and select Financials issues was also a large negative as spreads soared in the wake of the subprime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads narrowed in April and May, but these gains were given back later in the period on deteriorating investor sentiment and poor earnings. The high-yield sector performed poorly along with a declining stock market. During the period, a flight to safety occurred in both the U.S. and abroad. However, international treasuries did not do as well as U.S. Treasuries on a currency hedged basis; hence, relative to the benchmark, the Fund’s modest exposure to international treasuries had a negative impact on results. A modest exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”)E also had a negative impact as oil plunged to $40 per barrel and inflation fears switched to deflation fears. On a positive note, added durationF at the front part of the yield curveG contributed modestly to returns as the Federal Reserve Board (“Fed”)H reduced rates toward zero.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

E

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

F

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

G	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
H

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

N/A—Not applicable.

Annual Report to Shareholders

Expense Example

Western Asset Absolute Return Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expense

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For the Institutional and Financial Intermediary Classes, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 4, 2008 (commencement of operations) and held through December 31, 2008.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until August 4, 2008.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$864.20	$3.76
Hypothetical (5% return before expenses)	1,000.00		1,029.42	4.09
Institutional Select Class:
Actual	$1,000.00	B	$883.10	$3.10	C
Hypothetical (5% return before expenses)	1,000.00		1,029.42	4.09
Financial Intermediary Class:
Actual	$1,000.00		$864.50	$4.93
Hypothetical (5% return before expenses)	1,000.00		1,028.16	5.37

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.80% and 1.05% for the Institutional Class and the Financial Intermediary Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (184), and divided by 365.

B	Beginning account value is as of August 4, 2008 (commencement of operations).
C

This calculation is based on expenses incurred from August 4, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.80% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the period (150) and divided by 365.

Annual Report to Shareholders

Performance Information

Western Asset Absolute Return Portfolio

The graphs compare the Fund’s total returns to that of two broad-based securities market indexes. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indexes do not include any transaction costs associated with buying and selling securities in the indexes or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on August 4, 2008, had a total return of -11.69% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning June 30, 2006. Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B	Index returns are for periods beginning August 31, 2006. Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclay’s purchase of Lehman Brothers in September 2008.

Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of December 31, 2008)C

Standard & Poor’s Debt RatingsD

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

C

The pie charts above represent the composition of the Fund’s portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

D

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

E	Preferred Stocks do not have defined maturity dates.

Annual Report to Shareholders

Spread Duration

Western Asset Absolute Return Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmarks as of the end of the reporting period.

ABS—Asset Backed Securities

LABI—Barclays Capital U.S. Aggregate Index

MLCML—Merrill Lynch Constant Maturity 3-month LIBOR Index

CMBS—Commercial Mortgage Backed Securities

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

*	The Merrill Lynch 3-month Libor, has 0.25 year spread duration. This is included in the derivatives bucket.

Annual Report to Shareholders

Effective Duration

Western Asset Absolute Return Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmarks as of the end of the reporting period.

ABS—Asset Backed Securities

LABI—Barclays Capital U.S. Aggregate Index

MLCML—Merrill Lynch Constant Maturity 3-month LIBOR Index

CMBS—Commercial Mortgage Backed Securities

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Portfolio of Investments

Western Asset Absolute Return Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	113.9%

Corporate Bonds and Notes	38.1%

Airlines	0.2%
Continental Airlines Inc.		6.820%	5/1/18	$60,915	$44,564
Continental Airlines Inc.		6.703%	6/15/21	58,567	43,925
United Air Lines Inc.		7.032%	10/1/10	96,582	88,855
United Air Lines Inc.		7.186%	10/1/12	364,958	343,061
US Airways Pass-Through Trust		6.850%	1/30/18	314,007	219,805

					740,210

Auto Components	0.1%
Visteon Corp.		8.250%	8/1/10	179,000	55,490
Visteon Corp.		12.250%	12/31/16	462,000	110,880	A

					166,370

Automobiles	N.M.
Ford Motor Co.		4.250%	12/15/36	80,000	20,600	B

Beverages	0.1%
Dr. Pepper Snapple Group Inc. Senior Notes		6.820%	5/1/18	460,000	453,722	A

Building Products	0.1%
Associated Materials Inc.		9.750%	4/15/12	365,000	287,437
Associated Materials Inc.		0.000%	3/1/14	155,000	86,025	C
Masco Corp.		7.125%	8/15/13	50,000	40,235

					413,697

Capital Markets	4.1%
Goldman Sachs Capital II		5.793%	12/29/49	60,000	23,065	C
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	100,000	10	C,D,P
Lehman Brothers Holdings Inc.		5.625%	1/24/13	1,000,000	95,000	D,P
Lehman Brothers Holdings Inc.		6.200%	9/26/14	320,000	30,400	D,P
Lehman Brothers Holdings Inc.		6.750%	12/28/17	2,350,000	235	D,P
Merrill Lynch and Co. Inc.		5.450%	2/5/13	3,490,000	3,354,749
Merrill Lynch and Co. Inc.		6.050%	5/16/16	1,980,000	1,852,235
Morgan Stanley		6.625%	4/1/18	2,160,000	1,894,946
The Bear Stearns Cos. Inc.		7.250%	2/1/18	3,560,000	3,901,247
The Goldman Sachs Group Inc.		6.150%	4/1/18	1,800,000	1,729,730

					12,881,617

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks	2.4%
HSBK Europe BV		9.250%	10/16/13	$1,220,000	$890,600	A
Wachovia Corp.		5.625%	10/15/16	730,000	666,853
Wachovia Corp.		5.750%	2/1/18	6,120,000	6,132,179

					7,689,632

Communications Equipment	0.1%
EchoStar DBS Corp.		7.750%	5/31/15	245,000	208,250

Consumer Finance	5.0%
American Express Co.		6.800%	9/1/66	40,000	20,706	C
American General Finance Corp.		6.900%	12/15/17	1,000,000	432,773
Caterpillar Financial Services Corp.		5.450%	4/15/18	500,000	468,142
Ford Motor Credit Co.		5.700%	1/15/10	270,000	229,454
Ford Motor Credit Co.		9.750%	9/15/10	2,000,000	1,599,988
Ford Motor Credit Co.		7.000%	10/1/13	7,800,000	5,389,231
Ford Motor Credit Co.		12.000%	5/15/15	1,610,000	1,202,282
GMAC LLC		5.850%	1/14/09	1,320,000	1,311,398
GMAC LLC		6.000%	5/15/11	949,000	739,100	A
GMAC LLC		6.875%	9/15/11	1,709,667	1,400,662	A
GMAC LLC		6.000%	12/15/11	1,013,000	819,456	A
GMAC LLC		7.500%	12/31/13	273,000	199,290	A
GMAC LLC		8.000%	12/31/18	185,000	92,500	A
GMAC LLC		8.000%	11/1/31	1,799,000	1,069,308	A
John Deere Capital Corp.		5.350%	4/3/18	800,000	749,532

					15,723,822

Containers and Packaging	N.M.
Graphic Packaging International Corp.		9.500%	8/15/13	130,000	89,700

Diversified Financial Services	3.7%
Air 2 US		8.027%	10/1/19	754,171	565,628	A
BAC Capital Trust XIV		5.630%	12/31/49	40,000	16,026	C
Citigroup Inc.		5.500%	2/15/17	5,570,000	5,067,581
Citigroup Inc.		6.875%	3/5/38	1,380,000	1,570,284
East Lane Re Ltd.		9.193%	5/6/11	300,000	287,250	A,E
El Paso Performance-Linked		7.750%	7/15/11	340,000	294,355	A
General Electric Capital Corp.		5.625%	5/1/18	2,800,000	2,820,297
General Electric Capital Corp.		6.375%	11/15/67	60,000	37,714	C
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	100,000	44,709	A,C
Leucadia National Corp.		8.125%	9/15/15	250,000	200,625

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
PHH Corp.		7.125%	3/1/13	$110,000	$62,323
TNK-BP Finance SA		7.875%	3/13/18	370,000	185,000	A
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	330,000	275,550
ZFS Finance USA Trust II		6.450%	12/15/65	500,000	233,525	A,C

					11,660,867

Diversified Telecommunication Services	1.7%
AT&T Inc.		5.500%	2/1/18	2,930,000	2,961,131
Citizens Communications Co.		7.875%	1/15/27	490,000	284,200
Level 3 Financing Inc.		9.250%	11/1/14	500,000	290,000
Qwest Corp.		7.500%	10/1/14	190,000	157,700
Verizon Communications Inc.		6.100%	4/15/18	1,150,000	1,145,850
Windstream Corp.		8.625%	8/1/16	480,000	424,800

					5,263,681

Electric Utilities	1.3%
Energy Future Holdings Corp.		10.875%	11/1/17	20,000	14,200	A
Energy Future Holdings Corp.		11.250%	11/1/17	4,810,000	2,332,850	A,F
FirstEnergy Corp.		6.450%	11/15/11	1,870,000	1,767,629
FirstEnergy Corp.		7.375%	11/15/31	100,000	94,601

					4,209,280

Food and Staples Retailing	1.8%
CVS Corp.		9.350%	1/10/23	500,000	150,000	A
CVS Corp.		5.298%	1/11/27	32,089	24,632	A
CVS Lease Pass-Through Trust		5.880%	1/10/28	43,719	33,864	A
CVS Lease Pass-Through Trust		6.036%	12/10/28	117,305	71,348	A
Safeway Inc.		7.250%	2/1/31	1,360,000	1,509,344
The Kroger Co.		5.000%	4/15/13	1,620,000	1,559,555
The Kroger Co.		6.150%	1/15/20	1,100,000	1,085,286
Wal-Mart Stores Inc.		4.250%	4/15/13	1,060,000	1,091,036

					5,525,065

Food Products	N.M.
Sara Lee Corp.		6.250%	9/15/11	150,000	148,491

Gas Utilities	0.2%
Suburban Propane Partners LP		6.875%	12/15/13	600,000	492,000

Health Care Equipment and Supplies	N.M.
Advanced Medical Optics Inc.		7.500%	5/1/17	250,000	127,500

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Health Care Providers and Services	4.1%
AmerisourceBergen Corp.		5.875%	9/15/15	$50,000	$43,699
Cardinal Health Inc.		5.800%	10/15/16	60,000	54,281
DaVita Inc.		6.625%	3/15/13	500,000	475,000
HCA Inc.		6.300%	10/1/12	274,000	193,170
HCA Inc.		9.125%	11/15/14	10,000	9,275
HCA Inc.		6.500%	2/15/16	619,000	380,685
HCA Inc.		9.250%	11/15/16	910,000	834,925
HCA Inc.		9.625%	11/15/16	599,000	467,220	F
Tenet Healthcare Corp.		6.375%	12/1/11	670,000	517,575
Tenet Healthcare Corp.		6.500%	6/1/12	380,000	288,800
Tenet Healthcare Corp.		9.875%	7/1/14	29,000	23,345
U.S. Oncology Holdings Inc.		8.334%	3/15/12	353,000	222,390	E,F
UnitedHealth Group Inc.		4.875%	2/15/13	6,360,000	5,937,849
UnitedHealth Group Inc.		4.875%	4/1/13	940,000	875,898
UnitedHealth Group Inc.		6.000%	2/15/18	1,210,000	1,116,386
WellPoint Inc.		5.875%	6/15/17	1,470,000	1,337,898

					12,778,396

Hotels, Restaurants and Leisure	0.6%
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	250,000	82,500
McDonald’s Corp.		5.350%	3/1/18	1,590,000	1,651,668
MGM MIRAGE		6.625%	7/15/15	140,000	85,400
River Rock Entertainment Authority		9.750%	11/1/11	220,000	182,600
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	50,000	37,250

					2,039,418

Household Durables	0.1%
Norcraft Cos.		9.000%	11/1/11	480,000	408,000

Independent Power Producers and Energy Traders	1.5%
Dynegy Holdings Inc.		7.750%	6/1/19	30,000	20,700
Edison Mission Energy		7.000%	5/15/17	190,000	165,300
Edison Mission Energy		7.200%	5/15/19	250,000	205,000
Edison Mission Energy		7.625%	5/15/27	90,000	69,750
Mirant Mid Atlantic LLC		9.125%	6/30/17	849,801	764,821
NRG Energy Inc.		7.375%	2/1/16	250,000	232,500
The AES Corp.		7.750%	3/1/14	1,800,000	1,584,000

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Independent Power Producers and Energy Traders—Continued
The AES Corp.		7.750%	10/15/15	$300,000	$252,000
The AES Corp.		8.000%	10/15/17	1,630,000	1,336,600

					4,630,671

Insurance	2.1%
Allstate Life Global Funding Trust		5.375%	4/30/13	440,000	433,135
American International Group Inc.		5.850%	1/16/18	4,420,000	2,962,660
ASIF Global Financing XIX		4.900%	1/17/13	1,400,000	1,123,839	A
MetLife Inc.		6.400%	12/15/36	50,000	30,000
Metropolitan Life Global Funding I		5.125%	4/10/13	1,130,000	1,052,888	A
Pacific Life Global Funding		5.150%	4/15/13	1,040,000	977,140	A
The Travelers Cos. Inc.		6.250%	3/15/37	120,000	78,604	C

					6,658,266

IT Services	0.1%
SunGard Data Systems Inc.		10.250%	8/15/15	250,000	165,000

Media	1.1%
Affinion Group Inc.		11.500%	10/15/15	430,000	258,537
Charter Communications Operating LLC		10.875%	9/15/14	160,000	128,000	A
Comcast Corp.		6.500%	1/15/17	70,000	69,140
Comcast Corp.		5.700%	5/15/18	2,350,000	2,203,849
Dex Media West LLC		8.500%	8/15/10	425,000	257,125
EchoStar DBS Corp.		7.125%	2/1/16	300,000	250,500
Gannett Co. Inc.		6.375%	4/1/12	40,000	27,988
Idearc Inc.		8.000%	11/15/16	250,000	18,750
News America Inc.		6.650%	11/15/37	50,000	49,488
Viacom Inc.		5.750%	4/30/11	100,000	90,819

					3,354,196

Metals and Mining	1.3%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	1,910,000	1,566,200
GTL Trade Finance Inc.		7.250%	10/20/17	2,550,000	2,139,093	A
Steel Dynamics Inc.		7.750%	4/15/16	410,000	283,925	A

					3,989,218

Multi-Utilities	0.7%
Dominion Resources Inc.		5.700%	9/17/12	2,170,000	2,148,691

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	0.1%
The Neiman-Marcus Group Inc.		9.000%	10/15/15	$240,000	$105,600	F
The Neiman-Marcus Group Inc.		10.375%	10/15/15	230,000	98,900

					204,500

Oil, Gas and Consumable Fuels	5.3%
Anadarko Petroleum Corp.		3.219%	9/15/09	170,000	162,660	E
Anadarko Petroleum Corp.		5.950%	9/15/16	540,000	476,987
Belden and Blake Corp.		8.750%	7/15/12	1,060,000	726,100
Chesapeake Energy Corp.		6.375%	6/15/15	400,000	316,000
Chesapeake Energy Corp.		6.500%	8/15/17	100,000	76,500
Chesapeake Energy Corp.		7.250%	12/15/18	45,000	35,100
Dynegy Roseton/Danskammer Pass Through Trust		7.670%	11/8/16	420,000	298,462
El Paso Corp.		7.000%	6/15/17	2,260,000	1,768,687
Energy Transfer Partners LP		6.700%	7/1/18	3,800,000	3,202,990
Exco Resources Inc.		7.250%	1/15/11	300,000	234,000
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	1,290,000	1,006,200	A
Kinder Morgan Energy Partners LP		6.000%	2/1/17	1,000,000	868,175
Kinder Morgan Energy Partners LP		5.950%	2/15/18	4,570,000	3,900,335
Parker Drilling Co.		9.625%	10/1/13	180,000	139,500
Petrohawk Energy Corp.		9.125%	7/15/13	250,000	202,500
SandRidge Energy Inc.		8.625%	4/1/15	1,000,000	525,000	F
SemGroup LP		8.750%	11/15/15	335,000	11,725	A,D,H,P
VeraSun Energy Corp.		9.375%	6/1/17	250,000	30,000	D,G,P
Whiting Petroleum Corp.		7.250%	5/1/12	160,000	119,200
XTO Energy Inc.		5.500%	6/15/18	2,688,000	2,433,385

					16,533,506

Pharmaceuticals	N.M.
Leiner Health Products Inc.		11.000%	6/1/12	250,000	12,500	D,H,P

Real Estate Investment Trusts (REITs)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	60,000	49,611
iStar Financial Inc.		5.850%	3/15/17	770,000	231,000

					280,611

Real Estate Management and Development	N.M.
Realogy Corp.		12.375%	4/15/15	755,000	101,925

Road and Rail	0.1%
Hertz Corp.		8.875%	1/1/14	200,000	123,000

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Road and Rail—Continued
Hertz Corp.		10.500%	1/1/16	$530,000	$241,812
Swift Transportation Co.		12.500%	5/15/17	120,000	10,950	A

					375,762

Textiles, Apparel and Luxury Goods	N.M.
Oxford Industries Inc.		8.875%	6/1/11	200,000	151,000

Trading Companies and Distributors	N.M.
Ashtead Capital Inc.		9.000%	8/15/16	200,000	103,000	A

Transportation Infrastructure	0.1%
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	480,000	163,200	F

Total Corporate Bonds and Notes (Cost—$143,771,246)					119,912,364
Asset-Backed Securities	6.1%

Fixed Rate Securities	0.6%
ABSC Manufactured Housing Contract 2004-CN1		8.400%	12/2/30	170,000	86,700	A
Bombardier Capital Mortgage Securitization Corp. 2000-A A3		7.830%	6/15/30	1,698,989	784,091
Centex Home Equity 2003-B AF4		3.735%	2/25/32	142,664	118,637
Lehman XS Trust 2007-1 WF1		7.000%	1/25/37	1,529,688	802,609
Oakwood Mortgage Investors Inc. 1999-D A1		7.840%	11/15/29	293,930	170,145
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	390,000	109,193	A

					2,071,375

Indexed SecuritiesE	5.3%
ACE Securities Corp. 2006-GP1 A		1.525%	2/25/31	564,619	407,871
Amortizing Residential Collateral Trust 2005-BC5 M1		2.430%	7/25/32	694,578	483,177
Bear Stearns Asset-Backed Securities Trust 2006-SD2		1.595%	6/25/36	690,395	588,518
Carrington Mortgage Loan Trust 2006-NC4 A2		1.495%	10/25/36	1,450,000	1,230,344
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1		1.595%	11/25/45	191,982	139,495	A
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		1.795%	11/25/46	513,676	192,166	A

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Home Equity Loan Trust 2006-B 2A		1.593%	5/15/36	$430,840	$170,789
Fremont Home Loan Trust 2006-B 2A2		1.495%	8/25/36	2,188,743	1,760,133
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1		3.329%	12/25/36	2,261,005	785,051
GSAA Home Equity Trust 2007-6 A4		1.695%	5/25/47	2,090,000	422,160
GSAMP Trust 2006-SEA1 A		1.695%	5/25/36	405,712	255,598	A
GSRPM Mortgage Loan Trust 2006-2 A2		1.695%	9/25/36	587,135	375,767	A
HIS Asset Securitization Corp. Trust 2007-NC1 A3		1.575%	4/25/37	2,740,000	933,888
IndyMac Seconds Asset Backed Trust A-A		1.525%	6/25/36	1,355,764	229,862
IXIS Real Estate Capital Trust 2005-HE4 A3		1.735%	2/25/36	1,300,000	1,054,417
Lehman XS Trust 2006-16N A4B		1.635%	11/25/46	751,341	161,733
Lehman XS Trust 2006-2N 1A1		1.655%	2/25/46	474,883	193,319
Lehman XS Trust 2006-GP3 2A2		1.615%	6/25/46	770,194	236,591
Lehman XS Trust 2007-2N 3A1		1.485%	2/25/37	2,672,273	1,556,498
MASTR Asset Backed Securities Trust 2006-FRE1 A2		1.515%	12/25/35	282,620	278,357
MASTR Second Lien Trust 2005-1 A		1.665%	9/25/35	409,463	297,478
MASTR Specialized Loan Trust 2006-3 A		1.655%	6/25/46	489,698	336,109	A
MASTR Specialized Loan Trust 2007-1 A		1.765%	1/25/37	394,618	205,502	A
Morgan Stanley Home Equity Loans 2007-1 A3		1.535%	12/25/36	2,720,000	1,365,814
Morgan Stanley Mortgage Loan Trust 2006-12XS		1.515%	10/25/36	332,657	284,701
Nelnet Student Loan Trust 2008-4 A4		5.015%	4/25/24	860,000	696,715
Option One Mortgage Loan Trust 2005-1 A4		1.795%	2/25/35	803,209	625,994
RAAC 2006-RP4 A		1.685%	1/25/46	710,182	483,978	A
Structured Asset Securities Corp. 2007-BC4 A3		1.645%	11/25/37	1,177,876	854,195

					16,606,220

Stripped Securities	0.2%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5		0.000%	4/25/36	1,050,000	537,040	I2

Variable Rate SecuritiesJ	N.M.
GSAMP Trust 2006-S3 A1		6.085%	5/25/36	364,040	44,941	C

Total Asset-Backed Securities (Cost—$32,412,626)					19,259,576

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities	11.8%

Fixed Rate Securities	0.3%
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	$433,292	$362,365
BlackRock Capital Finance LP 1997-R1		7.750%	3/25/37	170,909	30,763	A
IndyMac Manufactured Housing Contract A2-2		6.170%	12/25/11	555,892	452,158

					845,286

Indexed SecuritiesE	7.5%
American Home Mortgage Assets 2006-6 A1A		1.585%	12/25/46	327,732	135,688
American Home Mortgage Investment Trust 2005-4 5A		5.350%	11/25/45	868,004	427,227
Banc of America Mortgage Securities 2003-F 1A1		5.137%	7/25/33	33,531	18,880
Banc of America Mortgage Securities 2004-A 1A1		6.740%	2/25/34	65,319	55,985
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1		5.733%	2/25/36	3,003,190	1,603,378
Bear Stearns Alt-A Trust 2004-10 1A1		1.735%	9/25/34	217,103	119,579
Bear Stearns Alt-A Trust 2004-11 1A2		2.235%	11/25/34	144,313	30,959
Bear Stearns Alt-A Trust 2005-2 1A1		1.645%	3/25/35	63,577	28,740
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		1.555%	12/25/46	1,135,271	489,364
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1		1.655%	11/25/35	588,717	268,784
Countrywide Alternative Loan Trust 2005-24 4A1		1.683%	7/20/35	765,408	377,659
Countrywide Alternative Loan Trust 2005-51 2A1		1.753%	11/20/35	469,298	217,792
Countrywide Alternative Loan Trust 2005-59 1A1		4.505%	11/20/35	644,530	322,188
Countrywide Alternative Loan Trust 2005-76 3A1		1.655%	1/25/46	489,788	244,764
Countrywide Alternative Loan Trust 2005-J12		1.665%	8/25/35	315,045	151,938
Countrywide Alternative Loan Trust 2006-OA10 4A3		1.665%	8/25/46	2,174,041	354,629
Countrywide Alternative Loan Trust 2006-OA8 1A2		1.625%	7/25/46	716,724	141,422
Countrywide Alternative Loan Trust 2006-OA9 1A1		1.653%	7/20/46	1,262,865	438,023
Countrywide Home Loans 2001-HYB1 1A1		4.928%	6/19/31	31,872	31,857
Countrywide Home Loans 2003-60 1A1		4.734%	2/25/34	621,502	433,898
Countrywide Home Loans 2003-HYB1 1A1		6.644%	5/19/33	37,438	32,300

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Home Loans 2006-3 1A2		1.725%	3/25/36	$558,862	$143,867
Deutsche Mortgage Securities Inc. 2004-4 7AR2		1.845%	6/25/34	405,837	312,208
First Horizon Alternative Mortgage Securities 2005-AA12 1A1		5.648%	2/25/36	541,324	260,994
Greenpoint Mortgage Funding Trust 2006-AR2 1A2		1.645%	4/25/36	3,838,164	1,177,536
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		1.625%	4/25/36	781,880	321,169
GSR Mortgage Loan Trust 2006-0A1 2A2		3.519%	8/25/46	709,035	178,356
Harborview Mortgage Loan Trust 2006-13 A		1.654%	11/19/46	594,248	236,276
Harborview Mortgage Loan Trust 2006-14 2A1A		1.624%	1/25/47	1,265,479	502,499
Harborview Mortgage Loan Trust 2007-7 2A1A		2.395%	11/25/47	1,625,690	625,345
Impac CMB Trust 2004-5 1A1		1.755%	10/25/34	288,939	165,947
Impac CMB Trust 2004-6 1A2		2.175%	10/25/34	416,462	210,354
Impac CMB Trust 2005-7 A1		1.655%	11/25/35	555,204	261,857
Impac Secured Assets Corp. 2004-3 1A4		1.795%	11/25/34	20,276	10,062
Impac Secured Assets Corp. 2005-2		1.715%	3/25/36	434,434	201,550
Lehman XS Trust 2006-GP2 1A1A		1.465%	6/25/46	262,932	210,214
Merit Securities Corp. 11PA B2		2.931%	9/28/32	42,696	29,821	A
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3		5.029%	5/25/34	1,326,248	962,241
Residential Accredit Loans Inc. 2007-Q01 A1		1.545%	2/25/47	3,435,647	1,305,541
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1		1.800%	6/25/34	24,232	13,150
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		1.715%	10/25/35	1,724,025	776,332
Structured Asset Mortgage Investments Inc. 2003-AR2 A1		1.844%	12/19/33	118,760	80,343
Structured Asset Mortgage Investments Inc. 2006-AR6		1.585%	7/25/46	2,095,989	722,906
Structured Asset Mortgage Investments Inc. 2007-AR4 A1		1.595%	9/25/47	1,699,212	1,397,931
Structured Asset Securities Corp. 2002-08A 7A1		5.118%	5/25/32	108,885	99,188
Structured Asset Securities Corp. 2002-11A 1A1		5.267%	6/25/32	26,494	21,865
Structured Asset Securities Corp. 2002-16A 1A1		6.222%	8/25/32	249,906	248,740

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Structured Asset Securities Corp. 2002-18A 1A1		6.157%	9/25/32	$20,247	$20,071
Structured Asset Securities Corp. 2004-NP1 A		1.795%	9/25/33	271,094	219,884	A
Thornburg Mortgage Securities Trust 2004-1 I2A		1.845%	3/25/44	39,485	35,308
Thornburg Mortgage Securities Trust 2006-1		1.565%	1/25/46	688,924	686,296
WaMu Mortgage Pass- Through Certificates 2006-AR11 3A1A		3.399%	9/25/46	2,886,863	1,010,402
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A		3.419%	4/25/46	4,704,466	1,952,353
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A		3.449%	5/25/46	3,786,663	1,476,798
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		3.449%	6/25/46	2,041,440	653,261
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A		3.439%	8/25/46	2,776,887	1,055,217

					23,510,936

Variable Rate SecuritiesJ	4.0%
Adjustable Rate Mortgage Trust 2004-1 4A1		5.550%	1/25/35	4,669,177	3,175,041
Banc of America Funding Corp. 2006-D 6A1		5.990%	5/20/36	1,405,346	684,097
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1		6.455%	2/25/35	160,095	104,362
Bear Stearns Alt-A Trust 2003-5 2A1		5.056%	12/25/33	699,991	457,086
Bear Stearns Alt-A Trust 2005 -10 21A1		5.547%	1/25/36	511,160	244,369
BlackRock Capital Finance LP 1996-R1		9.584%	9/25/26	392,549	117,765
MASTR Adjustable Rate Mortgages Trust 2003-3 3A4		4.570%	9/25/33	2,178,577	1,471,084
Morgan Stanley Mortgage Loan Trust 2004-6AR		4.886%	8/25/34	121,696	56,752
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3		5.774%	3/25/36	660,226	301,413
Nomura Asset Acceptance Corp. 2006-AF2 4A		6.681%	8/25/36	700,084	304,452
Sequoia Mortgage Trust 2007-4 4A1		6.030%	7/20/47	1,584,471	1,014,061
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1		4.158%	11/25/34	66,342	38,236
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2		4.590%	4/25/34	1,119,493	656,005
Structured Adjustable Rate Mortgage Loan Trust 2005-20 4A1		5.946%	10/25/35	2,330,569	1,182,434

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Thornburg Mortgage Securities Trust 2007-4 2A1		6.216%	9/25/37	$1,617,641	$1,145,641
Thornburg Mortgage Securities Trust 2007-4 3A1		6.203%	9/25/37	1,545,708	1,185,891
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1		4.304%	5/25/35	671,282	595,829

					12,734,518

Total Mortgage-Backed Securities (Cost—$71,953,334)					37,090,740
Loan Participations and AssignmentsE	11.2%

Aerospace and Defense	0.3%
Dubai Aerospace Enterprise, Term Loan, Tranche B1		5.800% to 7.170%	1/30/09	287,234	143,617
Dubai Aerospace Enterprise, Term Loan, Tranche B2		7.170%	1/30/09	283,871	141,936
TransDigm Inc., Term Loan, Tranche B		3.498%	3/23/09	1,000,000	790,000

					1,075,553

Airlines	0.2%
Delta Air Lines Inc., Term Loan		3.899% to 4.700%	1/30/09	990,000	625,680

Auto Components	0.2%
Allison Transmission Inc., Term Loan, Tranche B		4.190% to 5.000%	3/31/09	973,871	538,411

Automobiles	0.2%
Chrysler Financial Services NA LLC, First Lien Term Loan		6.000%	3/16/09	987,500	497,276

Commercial Services and Supplies	0.6%
Aramark Corp., Letter of Credit		5.637%	1/7/09	131,683	107,980
Aramark Corp., Term Loan, Tranche B		3.334%	3/31/09	2,072,776	1,699,676

					1,807,656

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Computers and Peripherals	0.4%
CCG, Term Loan, Tranche B		3.811% to 5.428%	6/30/09	$830,000	$655,700
SunGard Data Systems Inc., Term Loan, Tranche B		3.575% to 4.138%	2/9/09	977,538	665,703

					1,321,403

Containers and Packaging	0.4%
Amscan Holdings Inc., Term Loan, Tranche B		3.716% to 4.423%	3/26/09	985,000	615,625
Graham Packaging Co. LP, Term Loan, Tranche B		2.750% to 6.313%	4/3/09	982,500	704,944

					1,320,569

Distributors	0.1%
Keystone Automotive Industries Inc., Term Loan, Tranche B		5.325% to 5.750%	3/31/09	953,328	357,498

Diversified Consumer Services	0.2%
Thomson Medical Education, Term Loan, Tranche B		2.960%	1/30/09	990,000	639,650

Electric Utilities	0.3%
TXU, Term Loan, Tranche B2		3.949% to 5.888%	2/9/09	1,237,500	855,422

Energy Equipment and Services	0.2%
Brand Energy, Term Loan, Tranche B		4.750% to 5.188%	3/31/09	990,000	504,900

Health Care Providers and Services	1.5%
Community Health Systems Inc., Term Loan, Tranche B		4.439% to 4.446%	2/27/09	2,267,560	1,757,926
Community Health, Delayed Draw Term Loan		3.404%	2/27/09	116,009	89,936
Davita Inc., Term Loan, Tranche B1		1.970% to 6.320%	3/31/09	1,000,000	869,286
HCA Inc., Term Loan, Tranche B		3.709%	3/31/09	980,000	766,238
IASIS Healthcare Corp., Delayed Draw Term Loan		2.461%	1/30/09	238,293	169,039
IASIS Healthcare Corp., Letter of Credit		2.474%	1/7/09	63,704	45,190

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Health Care Providers and Services—Continued
IASIS Healthcare Corp., Term Loan		2.461%	1/30/09	$688,666	$488,522
Sheridan Healthcare Inc., Term Loan, Tranche B		3.959% to 7.135%	3/31/09	987,500	553,000

					4,739,137

Hotels, Restaurants and Leisure	0.6%
Harrah’s Entertainment Inc., Term Loan B		4.459% to 6.535%	3/31/09	995,000	575,166
Las Vegas Sands LLC, Delayed Term Loan		2.220%	1/30/09	199,500	89,553
Las Vegas Sands LLC, Term Loan, Tranche B		2.220%	1/30/09	790,000	354,622
Quiznos LLC, First Lien Term Loan		3.750%	3/31/09	982,412	510,854
Wimar Opco LLC, Term Loan, Tranche B		6.500%	3/31/09	947,645	216,379

					1,746,574

Independent Power Producers and Energy Traders	0.3%
NRG Energy Inc., Term Loan		1.961%	3/31/09	1,267,532	1,094,831

IT Services	0.7%
First Data Corp., Term Loan B2		3.211%	1/30/09	3,336,300	2,136,423

Machinery	0.3%
Nacco Materials Handling Group, Term Loan		2.461% to 4.595%	5/15/09	982,412	510,854
Oshkosh Truck Corp., Term Loan, Tranche B		1.970% to 3.700%	3/6/09	880,385	509,890

					1,020,744

Media	2.0%
Cedar Fair LP, Term Loan, Tranche B		2.461%	1/30/09	977,500	610,937
Charter Communications Operating LLC, Term Loan		4.160% to 5.470%	2/12/09	990,000	722,700
Citadel Communication Group, Term Loan, Tranche B		2.220% to 3.650%	1/30/09	1,000,000	400,000

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Media—Continued
CSC Holdings Inc., Incremental Term Loan		2.945%	1/15/09	$977,444	$830,419
Idearc Inc., Term Loan, Tranche B		2.470% to 3.460%	3/31/09	982,500	299,663
Insight Midwest Holdings LLC, Term Loan, Tranche B		3.910%	1/2/09	675,000	497,813
Lodgenet Entertainment Corp., Term Loan, Tranche B		3.460%	3/31/09	971,500	354,598
Nielsen Finance LLC, Term Loan, Tranche B		3.825% to 4.388%	2/9/09	980,007	659,667
Tribune Co., Tranche B		5.250%	3/31/09	987,500	272,974
Univision Communications, Term Loan, Tranche B		2.711%	1/30/09	1,000,000	398,333
UPC Broadband Holding, Term Loan, Tranche N1		3.181%	1/2/09	2,000,000	1,328,000

					6,375,104

Metals and Mining	0.2%
Noranda Aluminum Acquisition Corp., Term Loan		4.239%	2/19/09	925,765	536,944

Multiline Retail	0.4%
Dollar General Corp., Term Loan, Tranche B		3.250% to 6.170%	7/7/14	1,000,000	768,750
Neiman Marcus Group Inc., Term Loan		4.193%	3/6/09	1,000,000	631,818

					1,400,568

Oil, Gas and Consumable Fuels	0.4%
Alpha Natural Resources, Term Loan B		2.000%	3/30/09	941,919	798,277
Ashmore Energy, Term Loan		4.456%	1/30/09	864,936	484,364
Ashmore Energy, Term Loan		3.461%	3/31/09	95,952	55,652

					1,338,293

Paper and Forest Products	0.2%
Georgia-Pacific Corp., First Lien Term Loan		2.581% to 4.189%	3/31/09	872,257	708,345

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Personal Products	0.4%
Bausch and Lomb Inc., Term Loan, Tranche B		4.709%	3/31/09	$1,587,181	$1,072,480
Bausch and Lomb Inc., Term Loan, Tranche B		4.709%	3/31/09	400,803	270,829

					1,343,309

Road and Rail	0.1%
Swift Transportation, Term Loan		4.688% to 6.500%	2/2/09	883,721	313,721

Semiconductors and Semiconductor Equipment	0.3%
Freescale Semiconductor, Term Loan, Tranche B		3.931%	3/2/09	980,000	561,322
Sensata Technologies, Term Loan, Tranche B		5.258%	1/29/09	977,500	488,750

					1,050,072

Specialty Retail	0.2%
Michaels Stores Inc., Term Loan B		2.750% to 4.500%	1/30/09	984,925	506,497

Wireless Telecommunication Services	0.5%
ALLTEL Corp., Term Loan B2		4.371%	3/17/09	1,488,725	1,459,323

Total Loan Participations and Assignments (Cost—$54,980,203)					35,313,903
U.S. Government and Agency Obligations	3.2%

Fixed Rate Securities	0.2%
Fannie Mae		5.250%	8/1/12	620,000	653,492	G

Treasury Inflation-Protected SecuritiesK	3.0%
United States Treasury Inflation-Protected Security		2.500%	7/15/16	2,091,863	2,075,356	L
United States Treasury Inflation-Protected Security		2.375%	1/15/17	4,490,490	4,455,056	L

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.000%	1/15/26	$109,153	$102,817	L
United States Treasury Inflation-Protected Security		2.375%	1/15/27	2,674,957	2,687,286	L

					9,320,515

Total U.S. Government and Agency Obligations (Cost—$9,730,036)					9,974,007
U.S. Government Agency Mortgage-Backed Securities	36.4%

Fixed Rate Securities	36.4%
Fannie Mae		5.500%	6/1/33 to 8/1/38	14,210,659	14,602,021	G
Fannie Mae		5.000%	4/1/35 to 4/1/38	7,265,728	7,432,818	G
Fannie Mae		5.000%	12/1/38	18,700,000	19,091,541	G,M
Fannie Mae		5.500%	12/1/38	31,200,000	31,980,000	G,M
Fannie Mae		6.000%	12/1/38	4,900,000	5,043,938	G,M
Freddie Mac		5.500%	12/1/37	22,698,989	23,259,331	G
Freddie Mac		6.000%	12/1/37	2,468,590	2,545,700	G
Freddie Mac		5.500%	12/1/38	1,300,000	1,330,469	G,M
Freddie Mac		6.000%	12/1/38	8,800,000	9,064,000	G,M

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$112,452,872)					114,349,818
Yankee BondsN	3.8%

Commercial Banks	1.3%
Glitnir Banki Hf		6.375%	9/25/12	680,000	32,300	A,D,P
Glitnir Banki Hf		6.693%	6/15/16	1,810,000	271	A,C,D,P
Glitnir Banki Hf		7.451%	9/14/49	100,000	15	A,C,D,P
HBOS Capital Funding LP		6.071%	6/30/49	230,000	85,066	A,C
HSBK Europe BV		7.250%	5/3/17	1,480,000	799,200	A
ICICI Bank Ltd.		6.375%	4/30/22	1,422,000	746,709	A,C
ICICI Bank Ltd.		6.375%	4/30/22	590,000	311,001	A,C
Kaupthing Bank Hf		7.625%	2/28/15	3,130,000	187,800	A,D,P,H
Kaupthing Bank Hf		7.125%	5/19/16	240,000	1,800	A,D,P
Landsbanki Islands Hf		6.100%	8/25/11	2,190,000	38,325	A,D,P
Natixis		10.000%	4/29/49	1,300,000	603,083	A,C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	300,000	62,746	A,C

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Commercial Banks—Continued
TuranAlem Finance BV		8.250%	1/22/37	$1,330,000	$571,900	A
TuranAlem Finance BV		8.250%	1/22/37	1,390,000	597,700	A

					4,037,916

Diversified Financial Services	0.3%
TNK-BP Finance SA		7.500%	7/18/16	550,000	286,000	A
TNK-BP Finance SA		7.500%	7/18/16	781,000	406,120	A
TNK-BP Finance SA		6.625%	3/20/17	200,000	96,000	A
TNK-BP Finance SA		6.625%	3/20/17	342,000	164,160	A

					952,280

Diversified Telecommunication Services	0.4%
NTL Cable PLC		9.125%	8/15/16	340,000	251,600
VIP Finance Ireland Ltd		8.375%	4/30/13	940,000	601,600	A
Wind Acquisition Finance SA		10.750%	12/1/15	300,000	258,000	A

					1,111,200

Energy Equipment and Services	N.M.
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	250,000	145,000

Food and Staples Retailing	0.9%
Delhaize Group		6.500%	6/15/17	3,014,000	2,736,694

Metals and Mining	0.8%
Evraz Group SA		8.875%	4/24/13	1,170,000	596,700	A
Novelis Inc.		7.250%	2/15/15	440,000	255,200
Vale Overseas Ltd.		6.875%	11/21/36	1,356,000	1,230,841
Vedanta Resources PLC		8.750%	1/15/14	630,000	378,000	A

					2,460,741

Oil, Gas and Consumable Fuels	N.M.
Teekay Shipping Corp.		8.875%	7/15/11	140,000	118,300

Paper and Forest Products	0.1%
Abitibi-Consolidated Co. of Canada		15.500%	7/15/10	137,000	39,730	A
Abitibi-Consolidated Co. of Canada		13.750%	4/1/11	500,000	320,000	A

					359,730

Total Yankee Bonds (Cost—$26,677,265)					11,921,861

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Foreign Government Obligations	3.2%
Brazil Notas do Tesouro Nacional Series F		10.000%	1/1/12	1,683,000	BRL	$711,532
Commonwealth of Australia		4.000%	8/20/20	1,730,000	AUD	1,926,098	O
Federative Republic of Brazil		10.000%	1/1/10	1	BRL	422
Federative Republic of Brazil		10.000%	7/1/10	4,452	BRL	1,854,994
Federative Republic of Brazil		6.000%	5/15/15	591	BRL	401,946	O
Government of Indonesia		10.250%	7/15/27	10,665,000,000	IDR	752,737
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	15,000,000	SEK	2,939,726	O
Thailand Government Bond		4.250%	3/13/13	22,000,000	THB	687,107
United Kingdom Treasury Gilt		1.250%	11/22/55	390,813	GBP	742,775	O

Total Foreign Government Obligations (Cost—$11,405,764)						10,017,337
Preferred Stocks	0.1%
Fannie Mae		7.000%		1,900	shs	1,425	E,G
Preferred Blocker Inc.		9.000%		1,226		306,500	A

Total Preferred Stocks (Cost—$402,439)						307,925

Total Long-Term Securities (Cost—$463,785,785)						358,147,531
Short-Term Securities	2.0%

U.S. Government and Agency Obligations	1.8%
Federal Home Loan Bank		0.000%	3/26/09	$5,500,000		5,499,115	Q

Foreign Government Obligations	0.1%
Bank Negara Malaysia Monetary Notes		0.000%	2/17/09	600,000	MYR	172,642	Q

Options PurchasedR	0.1%
Barclays Swaption Put, January 2009, Strike Price $4.93				8,050,000	S	39
UBS Warburg LLC Swaption Call, March 2009, Strike Price $3.62				3,600,000	S	342,746

						342,785

Total Short-Term Securities (Cost—$5,898,013)						6,014,542
Total Investments (Cost—$469,683,798)T	115.9%					364,162,073
Other Assets Less Liabilities	(15.9)%					(49,906,006)

Net Assets	100.0%					$314,256,067

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS/ NOTIONAL PAR	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedR
Eurodollar Futures	March 2009	442	$1,881,090
Eurodollar Futures	June 2009	291	1,158,232
Eurodollar Futures	September 2009	91	354,882
German Euro Bobl Futures	March 2009	74	92,960
German Euro Bund Futures	March 2009	45	27,377
LIBOR Futures	March 2009	86	683,350
U.S. Treasury Bond Futures	March 2009	101	1,601,597
U.S. Treasury Note Futures	March 2009	7	21,637

			$5,821,125

Futures Contracts WrittenR
U.S. Treasury Note Futures	March 2009	573	$(5,093,912)
U.S. Treasury Note Futures	March 2009	26	(96,317)

			$(5,190,229)

Options WrittenR
Barclays Swaption Call, Strike Price $4.86	October 2013	4,770,000	$(433,805)
Barclays Swaption Call, Strike Price $4.95	October 2013	4,770,000	(466,402)
Barclays Swaption Put, Strike Price $4.00	January 2009	32,200,000	235,057
Barclays Swaption Put, Strike Price $4.86	October 2013	4,770,000	165,594
Barclays Swaption Put, Strike Price $4.95	October 2013	4,770,000	165,957
Eurodollar Futures Call, Strike Price $97.50	March 2009	286	(873,080)
Eurodollar Futures Call, Strike Price $97.63	March 2009	254	(685,482)
Eurodollar Futures Call, Strike Price $97.75	March 2009	42	(78,435)
Eurodollar Futures Call, Strike Price $98.00	March 2009	45	(70,537)
Eurodollar Futures Put, Strike Price $96.75	March 2009	244	111,630
Eurodollar Futures Put, Strike Price $97.50	March 2009	288	103,960
Eurodollar Futures Put, Strike Price $97.63	March 2009	254	97,155
U.S. Treasury Bond Futures Put, Strike Price $122.00	February 2009	53	114,844
U.S. Treasury Note Futures Put, Strike Price $113.50	February 2009	59	54,096
U.S. Treasury Note Futures Put, Strike Price $114.00	February 2009	116	173,420
U.S. Treasury Note Futures Put, Strike Price $124.00	February 2009	120	(38,100)

			$(1,424,128)

N.M.—Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.53% of net assets.

B	Convertible Security – Security may be converted into the issuer’s common stock.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Bond is currently in default.

Annual Report to Shareholders

E

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

F	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
H	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
I

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

J	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
K

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

L	All or a portion of this security is collateral to cover futures and options contracts written.
M	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
N	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
O

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

P	Non-income producing.
Q	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
R	Options and futures are described in more detail in the notes to financial statements.
S	Par represents actual number of contracts.
T	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,466,412
Gross unrealized depreciation	(109,992,733)

Net unrealized depreciation	$(105,526,321)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

MYR—Malaysian Ringgit

SEK—Swedish Krona

THB—Thailand Baht

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Absolute Return Portfolio

December 31, 2008

Assets:
Investment securities at value (Cost—$463,785,785)		$358,147,531
Short-term securities at value (Cost—$5,898,013)		6,014,542
Cash		9,357,643
Foreign currency at value (Cost—$577,955)		571,953
Receivable for securities sold		46,141,168
Restricted cash pledged for swaps		11,100,000
Interest receivable		4,146,121
Unrealized appreciation of forward foreign currency contracts		3,070,611
Unrealized appreciation on swaps		503,188
Premiums paid for open swaps		175,464
Futures variation margin receivable		1,306,102
Deposits with brokers for open futures contracts		946,513
Receivable for fund shares sold		66,876
Amount receivable for open swaps		44,996

Total assets		441,592,708

Liabilities:
Payable for securities purchased	$110,483,591
Unrealized depreciation on swaps	9,532,469
Options written (Proceeds—$2,682,008)	4,106,136
Unrealized depreciation of forward foreign currency contracts	1,508,331
Income distribution payable	365,313
Payable for fund shares repurchased	266,808
Premium received for open swaps	676,315
Accrued management fee	237,614
Amount payable for open swaps	44,937
Payable for Lehman settlement	6,828
Accrued distribution fees	247
Accrued expenses and other liabilities	108,052

Total liabilities		127,336,641

Net Assets		$314,256,067

Net assets consist of:
Accumulated paid-in-capital		$433,158,058
Undistributed net investment income		521,558
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(5,585,133)
Net unrealized depreciation of investments, options, futures, swaps and foreign currency translations		(113,838,416)

Net Assets		$314,256,067

Net Asset Value Per Share:
Institutional Class (19,494,973 shares outstanding)		$7.81
Institutional Select Class (20,600,426 shares outstanding)		$7.82
Financial Intermediary Class (103,861 shares outstanding)		$7.82

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Western Asset Absolute Return Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest	$22,135,513		$28,055,991
Dividends	3,325		—
Less: Foreign taxes withheld	(5,918)		—

Total income		$22,132,920		$28,055,991
Expenses:
Management fees	2,620,299		3,666,577
Distribution fees:
Financial Intermediary Class	1,274		260
Audit and legal fees	96,318		43,801
Custodian fees	99,296		103,678
Directors’ fees and expenses	14,398		5,814
Registration fees	42,345		32,978
Report to shareholdersB	—		6,262
Reports to shareholders:
Institutional Class	2,986		—
Institutional Select Class	2,059		N/A
Financial Intermediary Class	103		—
Transfer agent and shareholder servicing expense:
Institutional Class	14,344		17,925
Institutional Select Class	615		N/A
Financial Intermediary Class	313		260
Fees recaptured	—		189,329
Other expenses	28,438		47,463

	2,922,788		4,114,347
Less: Fees waived	(126,860)		—
Compensating balance credits	(234)		(47,077)

Net expenses		2,795,694		4,067,270

Net Investment Income		19,337,226		23,988,721
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(7,284,345)		5,277,954
Options	2,441,085		80,340
Futures	(2,682,196)		8,349,372
Swaps	1,241,721		991,523
Foreign currency transactions	2,044,958		407,708

		(4,238,777)		15,106,897
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, swaps and foreign currency translations	(83,866,253)		(31,146,146)
Assets and liabilities denominated in foreign currency	74,913		(119,683)

		(83,791,340)		(31,265,829)

Net Realized and Unrealized Loss on Investments		(88,030,117)		(16,158,932)

Change in Net Assets Resulting From Operations		$(68,692,891)		$7,829,789

A	For the period April 1, 2008 to December 31, 2008.
B	Computed on a composite level for year ended March 31, 2008.
N/A—Not	applicable

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Absolute Return Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$19,337,226	$23,988,721	$5,736,559

Net realized gain/(loss)	(4,238,777)	15,106,897	2,150,512

Change in unrealized appreciation/(depreciation)	(83,791,340)	(31,265,829)	1,218,753

Change in net assets resulting from operations	(68,692,891)	7,829,789	9,105,824

Distributions to shareholders from:
Net investment income:
Institutional Class	(16,087,470)	(23,789,518)	(5,733,712)
Institutional Select Class	(5,703,469)	N/A	N/A
Financial Intermediary Class	(36,322)	(4,728)	(446)

Net realized gain on investments:
Institutional Class	(12,841,701)	(2,180,665)	(782,602)
Financial Intermediary Class	(9,321)	(163)	(125)

Change in net assets from fund share transactions:
Institutional Class	(334,535,983)	207,117,247	368,649,391
Institutional Select Class	190,945,457	N/A	N/A
Financial Intermediary Class	593,184	396,921	17,370

Change in net assets	(246,368,516)	189,368,883	371,255,700

Net Assets:
Beginning of period	560,624,583	371,255,700	—

End of period	$314,256,067	$560,624,583	$371,255,700

Undistributed net investment income	$521,558	$1,582,356	$79,358

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007B
Net asset value, beginning of period	$9.82		$10.23		$10.00

Investment operations:
Net investment income	.38	C	.49	C	.36	C
Net realized and unrealized gain/(loss)	(1.71)		(.36)		.29

Total from investment operations	(1.33)		.13		.65

Distributions from:
Net investment income	(.44)		(.49)		(.35)
Net realized gain on investments	(.24)		(.05)		(.07)

Total distributions	(.68)		(.54)		(.42)

Net asset value, end of period	$7.81		$9.82		$10.23

Total return	(14.20	)%D	1.31%		6.63	%D

Ratios to Average Net Assets:E
Total expenses	.83	%F	.84%		1.09	%F
Expenses net of waivers, if any	.80	%F	.84%		.93	%F
Expenses net of all reductions	.80	%F	.83%		.89	%F
Net investment income	5.5	%F	4.9%		4.9	%F

Supplemental Data:
Portfolio turnover rate	229.6	%D	386.9%		182.2	%D
Net assets, end of period (in thousands)	$152,349		$560,219		$371,239

A	For the period April 1, 2008 to December 31, 2008.
B	For the period July 6, 2006 (commencement of operations) to March 31, 2007.
C	Computed using average daily shares outstanding.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers.

F	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Absolute Return Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	PERIOD ENDED DECEMBER 31, 2008G
Net asset value, beginning of period	$9.15

Investment operations:
Net investment income	.20	C
Net realized and unrealized loss	(1.26)

Total from investment operations	(1.06)

Distributions from:
Net investment income	(.27)

Total distributions	(.27)

Net asset value, end of period	$7.82

Total return	(11.69	)%D

Ratios to Average Net Assets:E
Total expenses	.85	%F
Expenses net of waivers, if any	.80	%F
Expenses net of all reductions	.80	%F
Net investment income	5.8	%F

Supplemental Data:
Portfolio turnover rate	229.6	%D
Net assets, end of period (in thousands)	$161,094

G	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Financial Intermediary Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007H
Net asset value, beginning of period	$9.82		$10.23		$10.17

Investment operations:
Net investment income	.35	C	.47	C	.27	C
Net realized and unrealized gain/(loss)	(1.69)		(.37)		.13

Total from investment operations	(1.34)		.10		.40

Distributions from:
Net investment income	(.42)		(.46)		(.27)
Net realized gain on investments	(.24)		(.05)		(.07)

Total distributions	(.66)		(.51)		(.34)

Net asset value, end of period	$7.82		$9.82		$10.23

Total return	(14.31	)%D	1.03%		3.99	%D

Ratios to Average Net Assets:E
Total expenses	1.38	%F	1.31%		85.97	%F
Expenses net of waivers, if any	1.05	%F	1.06%		1.18	%F
Expenses net of all reductions	1.05	%F	1.03%		1.16	%F
Net investment income	5.5	%F	4.7%		4.6	%F

Supplemental Data:
Portfolio turnover rate	229.6	%D	386.9%		182.2	%D
Net assets, end of period (in thousands)	$813		$406		$17

H	For the period September 6, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset High Yield Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

				Average Annual Total Returns
	Three Months	Nine Months	One Year	Three Years	Five Years	Since InceptionA
Western Asset High Yield Portfolio:
Institutional Class	-21.83%	-27.19%	-30.12%	-7.47%	-2.06%	+1.81%
Institutional Select Class	-21.87%	N/A	N/A	N/A	N/A	-27.16%
Barclays Capital U.S. Corporate High Yield 2% Issuer Cap IndexB	-18.06%	-23.61%	-25.88%	-5.66%	-0.84%	+3.71%
Lipper High Current Yield Funds Category AverageC	-18.35%	-23.34%	-25.92%	-6.16%	-1.52%	+2.55%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The expense ratio for both the Institutional and Institutional Select Classes was 0.58% and are the Fund’s operating expenses for each share class as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset High Yield Portfolio returned -27.19%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index (the “Index”), returned -23.61% over the same time frame. The Lipper High Current Yield Funds Category Average returned -23.34% for the same period.

The impact of market conditions on the Fund’s performance was negative for the nine-month period ended December 31, 2008, with strategies also producing significantly negative results. The best performing sub-sectors within the Index for the nine-month period were Consumer Noncyclicals and Financials, which returned -13.63% and -14.70%, respectively. Consumer Noncyclicals benefited from the defensive nature of the sub-sector and, in particular, the Health Care industry. Health Care returned -10.80% for the period. The worst performing sub-sectors within the Index included Technology and Basic Industry. Technology returned -31.61% for the nine-month period. Technology companies were some of the largest leveraged buyouts (“LBOs”) completed in the LBO frenzy period of 2006-early 2007. Specifically, Freescale (LBO’d in September 2006) and First Data (LBO’d in April 2007) returned -41.18% and -23.74%, respectively, for the period. Basic Industry, which returned -31.72% for the period, is a good indicator of broad economic activity as it includes the Chemical industry whose returns have historically been highly correlated to economic activity. The Chemical industry returned -35.95% for the period.

A

The inception date of the Institutional Class is September 28, 2001. The inception date of the Institutional Select Class is August 4, 2008. Index returns are for periods beginning September 30, 2001. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper High Current Yield Funds Category Average is comprised of the Fund’s peer group of mutual funds.

N/A—Not applicable.

Annual Report to Shareholders

While our rating profile tends to be somewhat aggressive, our industry positioning is defensive and provides a bit of a hedge in our portfolios. Electric Utilities are our single largest sector bet, as we continued to feel the current market afforded us a great opportunity to buy a historically defensive sector at very attractive valuations. We also remained overweight Aerospace & Defense based on the sub-sector’s strong balance sheets, free cash flow generation and focus on operations and maintenance as opposed to weapons programs. While overweight to the Automobile sub-sector, this was largely based on our position in Ford Motor Credit (our second largest position behind Texas Utilities). In addition, we continued to increase our Wireless exposure due to the defensive nature of the business, as well as strong underlying asset values. Our key underweights have not changed over the period. The most notable of these were Retail, Media—Non-Cable and Technology.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Annual Report to Shareholders

Expense Example

Western Asset High Yield Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For Institutional Class, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 4, 2008 (commencement of operations) and held through December 31, 2008.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until August 4, 2008.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$708.20	$2.58
Hypothetical (5% return before expenses)	1,000.00		1,030.43	3.07
Institutional Select Class:
Actual	$1,000.00	B	$728.40	$2.13	C
Hypothetical (5% return before expenses)	1,000.00		1,030.43	3.07

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.60% for the Institutional Class, multiplied by the average value over the period, multiplied by the number of days in the most recent half-year (184), and divided by 365.

B	Beginning account value is as of August 4, 2008 (commencement of operations).
C

This calculation is based on expenses incurred from August 4, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.60% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the period (150) and divided by 365.

Annual Report to Shareholders

Performance Information

Western Asset High Yield Portfolio

The graph compares the Fund’s total returns to that of two appropriate broad-based securities market indexes. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indexes do not include any transaction costs associated with buying and selling securities in the indexes or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on August 4, 2008, had a total return of -27.16% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. Non-U.S. investments are subject to currency fluctuations, social, economic, and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2001. Formerly: Lehman High Yield Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Annual Report to Shareholders

Performance Information—Continued

Western Asset High Yield Portfolio

Portfolio Composition (as of December 31, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

D	Preferred stocks do not have defined maturity dates.

Annual Report to Shareholders

Spread Duration

Western Asset High Yield Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

EM—Emerging Market

LHYI 2%—Barclays Capital U.S. Corporate High Yield, 2% Issuer Cap Index

HY—High Yield

IG Credit—Investment Grade Credit

Annual Report to Shareholders

Effective Duration

Western Asset High Yield Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

HY—High Yield

LHYI 2%—Barclays Capital U.S. Corporate High Yield, 2% Issuer Cap Index

IG Credit—Investment Grade Credit

Annual Report to Shareholders

Portfolio of Investments

Western Asset High Yield Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	94.0%

Corporate Bonds and Notes	79.5%

Aerospace and Defense	1.6%
BE Aerospace Inc.		8.500%	7/1/18	$1,860,000	$1,674,000
DRS Technologies Inc.		6.625%	2/1/16	1,355,000	1,355,000
DRS Technologies Inc.		7.625%	2/1/18	1,500,000	1,500,000
DynCorp International Inc.		9.500%	2/15/13	3,140,000	2,743,575	A
Sequa Corp.		11.750%	12/1/15	1,420,000	539,600	A
Sequa Corp.		13.500%	12/1/15	1,517,467	485,589	A,B

					8,297,764

Airlines	1.3%
Continental Airlines Inc.		7.339%	4/19/14	1,455,000	843,900
Continental Airlines Inc.		8.388%	11/1/20	672,972	397,053
DAE Aviation Holdings Inc.		11.250%	8/1/15	6,150,000	2,521,500	A
Delta Air Lines Inc.		8.954%	8/10/14	1,994,220	1,036,995
United Air Lines Inc.		7.032%	10/1/10	498,898	458,987
United Air Lines Inc.		7.186%	10/1/12	1,432,366	1,346,424

					6,604,859

Auto Components	0.6%
Allison Transmission		11.000%	11/1/15	90,000	44,100	A
Allison Transmission		12.000%	11/1/15	2,670,000	1,054,650	A,B
Visteon Corp.		8.250%	8/1/10	3,542,000	1,098,020
Visteon Corp.		12.250%	12/31/16	4,546,000	1,091,040	A

					3,287,810

Automobiles	0.9%
Ford Motor Co.		7.450%	7/16/31	3,400,000	952,000
General Motors Corp.		7.200%	1/15/11	6,900,000	1,449,000
General Motors Corp.		8.250%	7/15/23	1,475,000	243,375
General Motors Corp.		8.375%	7/15/33	10,565,000	1,848,875

					4,493,250

Beverages	0.2%
Constellation Brands Inc.		7.250%	9/1/16	1,100,000	1,039,500

Building Products	1.7%
Associated Materials Inc.		9.750%	4/15/12	2,400,000	1,890,000
Associated Materials Inc.		0.000%	3/1/14	7,295,000	4,048,725	C
Nortek Inc.		10.000%	12/1/13	2,890,000	1,965,200

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Building Products—Continued
NTK Holdings Inc.		0.000%	3/1/14	$4,965,000	$1,067,475	C

					8,971,400

Chemicals	0.4%
ARCO Chemical Co.		9.800%	2/1/20	80,000	8,800
Georgia Gulf Corp.		10.750%	10/15/16	6,125,000	1,470,000
Huntsman International LLC		7.875%	11/15/14	725,000	387,875
Westlake Chemical Corp.		6.625%	1/15/16	547,000	317,260

					2,183,935

Commercial Banks	0.1%
Wells Fargo Capital XV		9.750%	12/29/49	700,000	707,000	C

Commercial Services and Supplies	1.7%
Interface Inc.		10.375%	2/1/10	3,454,000	3,419,460
Rental Service Corp.		9.500%	12/1/14	4,570,000	2,513,500
US Investigations Services Inc.		10.500%	11/1/15	360,000	262,800	A
US Investigations Services Inc.		11.750%	5/1/16	4,130,000	2,601,900	A

					8,797,660

Communications Equipment	0.2%
EchoStar DBS Corp.		7.750%	5/31/15	1,305,000	1,109,250

Consumer Finance	5.8%
Ford Motor Credit Co.		9.203%	4/15/09	2,605,000	2,513,825	D
Ford Motor Credit Co.		8.625%	11/1/10	1,310,000	991,707
Ford Motor Credit Co.		12.000%	5/15/15	20,835,000	15,558,724
GMAC LLC		7.500%	12/31/13	1,909,000	1,393,570	A
GMAC LLC		8.000%	12/31/18	449,000	224,500	A
GMAC LLC		8.000%	11/1/31	7,398,000	4,397,297	A
SLM Corp.		3.695%	7/26/10	5,360,000	4,574,658	D
SLM Corp.		3.765%	10/25/11	435,000	333,370	D

					29,987,651

Containers and Packaging	1.0%
Berry Plastics Holding Corp.		10.250%	3/1/16	840,000	298,200
Greif Inc.		6.750%	2/1/17	1,690,000	1,495,650
Plastipak Holdings Inc.		8.500%	12/15/15	845,000	566,150	A
Rock-Tenn Co.		9.250%	3/15/16	1,470,000	1,367,100	A
Solo Cup Co.		8.500%	2/15/14	1,955,000	1,251,200

					4,978,300

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Distributors	0.2%
Keystone Automotive Operations Inc.		9.750%	11/1/13	$2,380,000	$904,400

Diversified Consumer Services	0.8%
Education Management LLC		8.750%	6/1/14	710,000	539,600
Education Management LLC		10.250%	6/1/16	3,405,000	2,468,625
Service Corp. International		7.625%	10/1/18	575,000	425,500
Service Corp. International		7.500%	4/1/27	1,487,000	951,680

					4,385,405

Diversified Financial Services	4.6%
AAC Group Holding Corp.		10.250%	10/1/12	5,510,000	3,636,600	A
Capmark Financial Group Inc.		5.875%	5/10/12	1,710,000	583,095	E
CCM Merger Inc.		8.000%	8/1/13	3,400,000	1,751,000	A
Citigroup Inc.		8.400%	4/29/49	3,270,000	2,159,148	C
DI Finance LLC		9.500%	2/15/13	5,680,000	4,948,700
El Paso Performance-Linked		7.750%	7/15/11	155,000	134,191	A
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC		6.649%	11/15/14	1,110,000	299,700	D
JPMorgan Chase and Co.		7.900%	4/29/49	3,305,000	2,749,198	C
Leucadia National Corp.		8.125%	9/15/15	2,340,000	1,877,850
Leucadia National Corp.		7.125%	3/15/17	550,000	408,375
TNK-BP Finance SA		7.875%	3/13/18	910,000	455,000	A
Vanguard Health Holding Co. I LLC		0.000%	10/1/15	730,000	573,050	C
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	4,904,000	4,094,840

					23,670,747

Diversified Telecommunication Services	3.9%
Cincinnati Bell Inc.		6.300%	12/1/28	3,160,000	1,990,800
Citizens Communications Co.		7.875%	1/15/27	1,435,000	832,300
Citizens Communications Co.		7.050%	10/1/46	380,000	165,300
Hawaiian Telcom Communications Inc.		12.500%	5/1/15	1,460,000	7,300	F,K
Intelsat Corp.		9.250%	8/15/14	4,500,000	4,185,000	A
Level 3 Financing Inc.		12.250%	3/15/13	1,010,000	611,050
Level 3 Financing Inc.		9.250%	11/1/14	4,225,000	2,450,500
Level 3 Financing Inc.		6.845%	2/15/15	1,605,000	698,175	D
MetroPCS Wireless Inc.		9.250%	11/1/14	1,315,000	1,176,925
Qwest Communications International Inc.		5.649%	2/15/09	240,000	238,800	D
Qwest Communications International Inc.		7.250%	2/15/11	2,652,000	2,307,240
Qwest Communications International Inc.		7.500%	2/15/14	3,262,000	2,332,330
Windstream Corp.		8.625%	8/1/16	3,740,000	3,309,900

					20,305,620

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities	3.5%
Elwood Energy LLC		8.159%	7/5/26	$2,442,610	$1,655,997
Energy Future Holdings Corp.		11.250%	11/1/17	29,630,000	14,370,550	A,B
IPALCO Enterprises Inc.		8.625%	11/14/11	240,000	224,400	E
Texas Competitive Electrics Holdings Co. LLC		10.500%	11/1/16	3,470,000	1,735,000	A,B

					17,985,947

Energy Equipment and Services	1.2%
Atlas Pipeline Partners LP		8.750%	6/15/18	2,930,000	1,919,150	A
Complete Production Services Inc.		8.000%	12/15/16	1,940,000	1,222,200
Key Energy Services Inc.		8.375%	12/1/14	2,260,000	1,491,600
Pride International Inc.		7.375%	7/15/14	1,610,000	1,497,300

					6,130,250

Food and Staples Retailing	0.1%
Stater Brothers Holding Inc.		7.750%	4/15/15	560,000	470,400

Food Products	0.7%
Dole Food Co. Inc.		8.625%	5/1/09	360,000	325,800
Dole Food Co. Inc.		7.250%	6/15/10	4,350,000	3,034,125
Dole Food Co. Inc.		8.875%	3/15/11	165,000	103,125

					3,463,050

Gas Utilities	0.9%
Suburban Propane Partners LP		6.875%	12/15/13	5,685,000	4,661,700

Health Care Equipment and Supplies	0.8%
Advanced Medical Optics Inc.		7.500%	5/1/17	2,320,000	1,183,200
Biomet Inc.		10.375%	10/15/17	2,955,000	2,334,450	B
Biomet Inc.		11.625%	10/15/17	500,000	427,500
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	150,000	142,500

					4,087,650

Health Care Providers and Services	5.6%
CRC Health Corp.		10.750%	2/1/16	4,940,000	2,976,350
DaVita Inc.		6.625%	3/15/13	1,700,000	1,615,000
DaVita Inc.		7.250%	3/15/15	2,345,000	2,227,750
HCA Inc.		9.000%	12/15/14	56,000	35,887
HCA Inc.		6.375%	1/15/15	1,995,000	1,216,950
HCA Inc.		9.250%	11/15/16	1,370,000	1,256,975
HCA Inc.		9.625%	11/15/16	7,095,000	5,534,100	B

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Health Care Providers and Services—Continued
HCA Inc.		7.500%	12/15/23	$170,000	$79,841
HCA Inc.		7.690%	6/15/25	1,870,000	877,875
IASIS Healthcare LLC		8.750%	6/15/14	450,000	348,750
Tenet Healthcare Corp.		6.375%	12/1/11	2,455,000	1,896,487
Tenet Healthcare Corp.		6.500%	6/1/12	2,030,000	1,542,800
Tenet Healthcare Corp.		7.375%	2/1/13	1,365,000	972,563
Tenet Healthcare Corp.		9.875%	7/1/14	4,565,000	3,674,825
U.S. Oncology Holdings Inc.		8.334%	3/15/12	5,309,000	3,344,670	B,D
Universal Hospital Services Inc.		5.943%	6/1/15	940,000	573,400	D
Universal Hospital Services Inc.		8.500%	6/1/15	1,135,000	805,850	B

					28,980,073

Hotels, Restaurants and Leisure	3.6%
Boyd Gaming Corp.		6.750%	4/15/14	690,000	434,700
Boyd Gaming Corp.		7.125%	2/1/16	430,000	253,700
Buffets Inc.		12.500%	11/1/14	4,105,000	7,697	F,K,H
Caesars Entertainment Inc.		8.125%	5/15/11	2,675,000	1,310,750
Carrols Corp.		9.000%	1/15/13	450,000	303,750
Denny’s Holdings Inc.		10.000%	10/1/12	1,710,000	1,184,175
El Pollo Loco Inc.		11.750%	11/15/13	2,521,000	1,865,540
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.		10.250%	6/15/15	1,625,000	158,437	A
Harrah’s Operating Co. Inc.		10.750%	2/1/16	1,130,000	322,050	A
Harrah’s Operating Co. Inc.		10.000%	12/15/18	259,000	94,535	A
Indianapolis Downs LLC and Capital Corp.		11.000%	11/1/12	2,520,000	1,373,400	A
Indianapolis Downs LLC and Capital Corp.		15.500%	11/1/13	3,484,409	1,358,920	A,B
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	5,810,000	1,917,300
Mandalay Resort Group		9.375%	2/15/10	58,000	42,340
MGM MIRAGE		8.500%	9/15/10	85,000	71,400
MGM MIRAGE		8.375%	2/1/11	1,750,000	1,041,250
MGM MIRAGE		6.750%	9/1/12	125,000	87,500
MGM MIRAGE		13.000%	11/15/13	240,000	228,600	A
Quapaw Downstream Development		12.000%	10/15/15	2,165,000	1,190,750	A
Sbarro Inc.		10.375%	2/1/15	2,675,000	1,404,375
Snoqualmie Entertainment Authority		6.875%	2/1/14	3,075,000	1,783,500	A,D
Station Casinos Inc.		6.000%	4/1/12	2,470,000	494,000
Station Casinos Inc.		7.750%	8/15/16	2,930,000	556,700
Station Casinos Inc.		6.625%	3/15/18	995,000	57,212

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure—Continued
The Choctaw Resort Development Enterprise		7.250%	11/15/19	$320,000	$166,400	A
Turning Stone Casino Resort Enterprise		9.125%	9/15/14	995,000	756,200	A

					18,465,181

Household Durables	1.9%
American Greetings Corp.		7.375%	6/1/16	260,000	174,200
K Hovnanian Enterprises Inc.		11.500%	5/1/13	4,700,000	3,572,000
Norcraft Cos.		9.000%	11/1/11	6,100,000	5,185,000
Norcraft Holdings LP		9.750%	9/1/12	1,270,000	946,150

					9,877,350

Household Products	0.2%
Visant Holding Corp.		8.750%	12/1/13	1,395,000	1,032,300

Independent Power Producers and Energy Traders	5.6%
Dynegy Holdings Inc.		7.750%	6/1/19	5,040,000	3,477,600
Edison Mission Energy		7.750%	6/15/16	2,190,000	1,949,100
Edison Mission Energy		7.200%	5/15/19	1,410,000	1,156,200
Edison Mission Energy		7.625%	5/15/27	2,595,000	2,011,125
Mirant Mid Atlantic LLC		10.060%	12/30/28	2,654,952	2,442,556
Mirant North America LLC		7.375%	12/31/13	1,240,000	1,190,400
NRG Energy Inc.		7.250%	2/1/14	860,000	804,100
NRG Energy Inc.		7.375%	2/1/16	6,010,000	5,589,300
NRG Energy Inc.		7.375%	1/15/17	3,045,000	2,801,400
The AES Corp.		9.375%	9/15/10	200,000	190,000
The AES Corp.		8.750%	5/15/13	1,452,000	1,393,920	A
The AES Corp.		8.000%	10/15/17	4,820,000	3,952,400
The AES Corp.		8.000%	6/1/20	2,630,000	2,038,250	A

					28,996,351

Insurance	0.4%
American International Group Inc.		8.175%	5/15/58	4,680,000	1,820,637	A,C

Internet and Catalog Retail	0.2%
Expedia Inc.		8.500%	7/1/16	255,000	189,975	A
Ticketmaster		10.750%	8/1/16	1,700,000	918,000	A

					1,107,975

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

IT Services	0.9%
Ceridian Corp.		11.250%	11/15/15	$370,000	$196,563	A
Ceridian Corp.		12.250%	11/15/15	2,325,000	1,142,156	A,B
First Data Corp.		9.875%	9/24/15	2,570,000	1,554,850	A
SunGard Data Systems Inc.		10.250%	8/15/15	2,500,000	1,650,000

					4,543,569

Machinery	0.2%
American Railcar Industries Inc.		7.500%	3/1/14	1,250,000	825,000

Marine	0.1%
Horizon Lines Inc.		4.250%	8/15/12	1,000,000	512,500	G

Media	4.7%
Affinion Group Inc.		10.125%	10/15/13	670,000	489,100
Affinion Group Inc.		11.500%	10/15/15	6,755,000	4,061,444
Cablevision Systems Corp.		8.000%	4/15/12	1,100,000	979,000
CCH I Holdings LLC		11.000%	10/1/15	12,674,000	2,217,950
CCH I Holdings LLC		11.000%	10/1/15	1,690,000	261,950
CCH II Holdings LLC		10.250%	10/1/13	1,070,000	385,200
Charter Communications Holdings LLC		11.750%	5/15/11	1,120,000	134,400
Charter Communications Holdings LLC		12.125%	1/15/12	1,345,000	134,500
Charter Communications Operating LLC		10.875%	9/15/14	5,420,000	4,336,000	A
CMP Susquehanna Corp.		9.875%	5/15/14	2,145,000	85,800
CSC Holdings Inc.		8.125%	7/15/09	325,000	323,375
CSC Holdings Inc.		6.750%	4/15/12	2,180,000	1,994,700
CSC Holdings Inc.		8.500%	6/15/15	1,460,000	1,284,800	A
Dex Media Inc.		9.000%	11/15/13	275,000	50,875
Dex Media Inc.		9.000%	11/15/13	145,000	26,825
Dex Media West LLC		9.875%	8/15/13	6,017,000	1,429,037
DirecTV Holdings LLC		8.375%	3/15/13	1,110,000	1,104,450
EchoStar DBS Corp.		6.625%	10/1/14	1,630,000	1,361,050
Idearc Inc.		8.000%	11/15/16	3,850,000	288,750
R.H. Donnelley Corp.		6.875%	1/15/13	765,000	103,275
R.H. Donnelley Corp.		11.750%	5/15/15	960,000	235,200	A
TL Acquisitions Inc.		10.500%	1/15/15	3,065,000	1,256,650	A
TL Acquisitions Inc.		0.000%	7/15/15	3,145,000	912,050	A,C
Virgin Media Inc.		6.500%	11/15/16	2,075,000	897,438	A,G

					24,353,819

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Metals and Mining	2.1%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	$3,460,000	$2,837,200
Metals USA Holdings Corp.		10.883%	7/1/12	615,000	172,200	B,D
Metals USA Inc.		11.125%	12/1/15	3,880,000	2,289,200
Noranda Aluminium Holding Corp.		8.345%	11/15/14	7,810,000	1,249,600	B,D
Ryerson Inc.		12.250%	11/1/15	7,395,000	4,566,413	A

					11,114,613

Multiline Retail	1.4%
Dollar General Corp.		11.875%	7/15/17	4,150,000	3,548,250	B
The Neiman-Marcus Group Inc.		9.000%	10/15/15	6,720,000	2,956,800	B
The Neiman-Marcus Group Inc.		7.125%	6/1/28	2,010,000	944,700

					7,449,750

Oil, Gas and Consumable Fuels	9.7%
ANR Pipeline Inc.		9.625%	11/1/21	1,364,000	1,494,461
Belden and Blake Corp.		8.750%	7/15/12	9,340,000	6,397,900
Chesapeake Energy Corp.		6.375%	6/15/15	2,065,000	1,631,350
Chesapeake Energy Corp.		6.500%	8/15/17	1,485,000	1,136,025
Chesapeake Energy Corp.		6.250%	1/15/18	2,515,000	1,861,100
Chesapeake Energy Corp.		7.250%	12/15/18	2,985,000	2,328,300
El Paso Corp.		7.750%	6/15/10	1,568,000	1,453,490
El Paso Corp.		7.875%	6/15/12	350,000	314,291
El Paso Corp.		7.800%	8/1/31	3,290,000	2,143,445
El Paso Natural Gas Co.		8.375%	6/15/32	1,600,000	1,380,626
Enterprise Products Operating LP		8.375%	8/1/66	3,165,000	1,740,750	C
Exco Resources Inc.		7.250%	1/15/11	4,048,000	3,157,440
Inergy LP		8.250%	3/1/16	760,000	592,800
International Coal Group Inc.		10.250%	7/15/14	4,260,000	3,195,000
Mariner Energy Inc.		7.500%	4/15/13	1,210,000	774,400
Mariner Energy Inc.		8.000%	5/15/17	1,405,000	730,600
MarkWest Energy Partners LP		8.750%	4/15/18	1,750,000	1,085,000
Parallel Petroleum Corp.		10.250%	8/1/14	2,345,000	1,489,075
Parker Drilling Co.		9.625%	10/1/13	936,000	725,400
Petrohawk Energy Corp.		9.125%	7/15/13	2,520,000	2,041,200
Quicksilver Resources Inc.		8.250%	8/1/15	2,020,000	1,282,700
SandRidge Energy Inc.		8.000%	6/1/18	7,460,000	4,140,300	A
SemGroup LP		8.750%	11/15/15	5,875,000	205,625	A,F,H,K
Sonat Inc.		7.625%	7/15/11	95,000	86,615
Southwestern Energy Co.		7.500%	2/1/18	2,310,000	2,021,250	A
Stone Energy Corp.		8.250%	12/15/11	310,000	192,200

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
Stone Energy Corp.		6.750%	12/15/14	$1,635,000	$801,150
Targa Resources Partners LP		8.250%	7/1/16	590,000	365,800	A
The Williams Cos. Inc.		7.500%	1/15/31	970,000	649,900
Transcontinental Gas Pipe Line Corp.		8.875%	7/15/12	1,060,000	1,034,447
VeraSun Energy Corp.		9.375%	6/1/17	3,755,000	450,600	F,K
W&T Offshore Inc.		8.250%	6/15/14	2,380,000	1,285,200	A
Whiting Petroleum Corp.		7.250%	5/1/12	195,000	145,275
Whiting Petroleum Corp.		7.000%	2/1/14	2,350,000	1,656,750

					49,990,465

Paper and Forest Products	1.2%
Appleton Papers Inc.		8.125%	6/15/11	650,000	448,500
Appleton Papers Inc.		9.750%	6/15/14	4,025,000	2,354,625
NewPage Corp.		9.443%	5/1/12	5,715,000	2,185,988	D
NewPage Corp.		12.000%	5/1/13	480,000	136,800
Newpage Holding Corp.		10.265%	11/1/13	1,826,692	675,876	B,D
Verso Paper Holdings LLC		11.375%	8/1/16	1,710,000	513,000

					6,314,789

Pharmaceuticals	0.1%
Leiner Health Products Inc.		11.000%	6/1/12	9,460,000	473,000	F,H,K

Real Estate Investment Trusts (REITs)	0.1%
Ventas Inc.		9.000%	5/1/12	762,000	678,180

Real Estate Management and Development	0.3%
Ashton Woods USA LLC		9.500%	10/1/15	2,160,000	432,000	F,K
Forest City Enterprises Inc.		7.625%	6/1/15	465,000	162,750
Realogy Corp.		10.500%	4/15/14	3,830,000	660,675
Realogy Corp.		11.000%	4/15/14	306,800	35,282	B
Realogy Corp.		12.375%	4/15/15	3,325,000	448,875

					1,739,582

Road and Rail	1.2%
Hertz Corp.		10.500%	1/1/16	8,355,000	3,811,969
Kansas City Southern Railway		7.500%	6/15/09	1,365,000	1,368,412
Kansas City Southern Railway		13.000%	12/15/13	635,000	636,587
Swift Transportation Co.		9.899%	5/15/15	3,460,000	281,125	A,D
Swift Transportation Co.		12.500%	5/15/17	2,550,000	232,688	A

					6,330,781

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Semiconductors and Semiconductor Equipment	0.1%
Freescale Semiconductor Inc.		8.875%	12/15/14	$300,000	$132,000
Freescale Semiconductor Inc.		9.125%	12/15/14	600,000	138,000	B

					270,000

Software	0.3%
Activant Solutions Inc.		9.500%	5/1/16	3,130,000	1,455,450

Specialty Retail	0.8%
ACE Hardware Corp.		9.125%	6/1/16	555,000	366,300	A
AutoNation Inc.		6.753%	4/15/13	980,000	671,300	D
Blockbuster Inc.		9.000%	9/1/12	2,970,000	1,440,450
Eye Care Centers of America Inc.		10.750%	2/15/15	1,000,000	950,000
Michaels Stores Inc.		10.000%	11/1/14	2,030,000	923,650

					4,351,700

Textiles, Apparel and Luxury Goods	0.2%
Oxford Industries Inc.		8.875%	6/1/11	1,577,000	1,190,635

Tobacco	1.4%
Alliance One International Inc.		8.500%	5/15/12	2,190,000	1,609,650
Alliance One International Inc.		11.000%	5/15/12	2,950,000	2,448,500
Altria Group Inc.		9.700%	11/10/18	1,750,000	1,891,452	E
Reynolds American Inc.		6.500%	7/15/10	1,330,000	1,321,568

					7,271,170

Trading Companies and Distributors	1.4%
Ashtead Capital Inc.		9.000%	8/15/16	3,451,000	1,777,265	A
H&E Equipment Services Inc.		8.375%	7/15/16	4,540,000	2,406,200
Penhall International Corp.		12.000%	8/1/14	7,515,000	2,855,700	A

					7,039,165

Transportation Infrastructure	0.5%
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	7,500,000	2,550,000	B

Wireless Telecommunication Services	3.1%
ALLTEL Communications Inc.		10.375%	12/1/17	2,570,000	2,878,400	A,B
iPCS Inc.		5.318%	5/1/13	1,175,000	834,250	D
Sprint Capital Corp.		7.625%	1/30/11	5,745,000	4,797,075
Sprint Capital Corp.		8.375%	3/15/12	4,330,000	3,464,000

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Wireless Telecommunication Services—Continued
Sprint Capital Corp.		6.875%	11/15/28	$6,135,000	$3,650,325
Sprint Capital Corp.		8.750%	3/15/32	790,000	533,250

					16,157,300

Total Corporate Bonds and Notes (Cost—$665,537,302)					411,414,883
Mortgage-Backed Securities	N.M.

Variable Rate SecuritiesI	N.M.
BlackRock Capital Finance LP 1996-R1		9.586%	9/25/26	629,337	188,801

Total Mortgage-Backed Securities (Cost—$564,605)					188,801
Yankee BondsJ	10.6%

Biotechnology	N.M.
FMC Finance III SA		6.875%	7/15/17	10,000	9,350

Chemicals	0.5%
Methanex Corp.		8.750%	8/15/12	2,507,000	2,265,793
Montell Finance Co. BV		8.100%	3/15/27	4,995,000	99,900	A
Sensata Technologies BV		8.000%	5/1/14	1,010,000	454,500

					2,820,193

Commercial Banks	0.4%
ATF Capital BV		9.250%	2/21/14	1,105,000	718,250	A
TuranAlem Finance BV		8.250%	1/22/37	1,720,000	739,600	A
TuranAlem Finance BV		8.250%	1/22/37	1,585,000	681,550	A

					2,139,400

Containers and Packaging	0.3%
Smurfit Capital Funding PLC		7.500%	11/20/25	2,225,000	1,312,750

Diversified Financial Services	0.6%
Petroplus Finance Ltd.		6.750%	5/1/14	1,110,000	704,850	A
Petroplus Finance Ltd.		7.000%	5/1/17	1,175,000	716,750	A
TNK-BP Finance SA		7.500%	7/18/16	710,000	369,200	A
TNK-BP Finance SA		7.500%	7/18/16	280,000	145,600	A
TNK-BP Finance SA		7.875%	3/13/18	1,904,000	952,000	A

					2,888,400

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds —Continued

Diversified Telecommunication Services	3.3%
Intelsat Bermuda Ltd.		9.500%	6/15/16	$2,805,000	$2,580,600	A
Intelsat Bermuda Ltd.		11.250%	6/15/16	900,000	819,000
Intelsat Jackson Holdings Ltd.		11.500%	6/15/16	6,425,000	5,589,750	A
Nordic Telephone Co. Holdings ApS		8.875%	5/1/16	4,305,000	3,013,500	A
NTL Cable PLC		9.125%	8/15/16	5,580,000	4,129,200
Wind Acquisition Finance SA		10.750%	12/1/15	1,100,000	946,000	A

					17,078,050

Energy Equipment and Services	0.2%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,950,000	1,209,000

Foreign Government	0.1%
Russian Federation		7.500%	3/31/30	860,714	750,681	A

Media	0.6%
Sun Media Corp.		7.625%	2/15/13	3,880,000	3,123,400

Metals and Mining	0.6%
Novelis Inc.		7.250%	2/15/15	5,125,000	2,972,500

Oil, Gas and Consumable Fuels	1.3%
Corral Finans AB		9.753%	4/15/10	5,027,286	2,714,734	A,B,D
OPTI Canada Inc.		7.875%	12/15/14	935,000	476,850
OPTI Canada Inc.		8.250%	12/15/14	525,000	283,500
Teekay Shipping Corp.		8.875%	7/15/11	3,652,000	3,085,940

					6,561,024

Paper and Forest Products	1.0%
Abitibi-Consolidated Co. of Canada		15.500%	7/15/10	5,757,000	1,669,530	A
Abitibi-Consolidated Co. of Canada		13.750%	4/1/11	5,860,000	3,750,400	A

					5,419,930

Road and Rail	1.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV		9.375%	5/1/12	3,175,000	2,905,125
Grupo Transportacion Ferroviaria Mexicana SA de CV		7.625%	12/1/13	1,915,000	1,570,300
Kansas City Southern de Mexico SA de CV		7.375%	6/1/14	1,380,000	1,129,116

					5,604,541

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds —Continued

Semiconductors and Semiconductor Equipment	0.1%
NXP BV/NXP Funding LLC		7.503%	10/15/13	$970,000		$322,525	D
NXP BV/NXP Funding LLC		7.875%	10/15/14	485,000		189,150

						511,675

Wireless Telecommunication Services	0.5%
True Move Co. Ltd.		10.750%	12/16/13	5,505,000		2,036,850	A
True Move Co. Ltd.		10.750%	12/16/13	865,000		349,764	A

						2,386,614

Total Yankee Bonds (Cost—$84,899,527)						54,787,508
Preferred Stocks	1.0%
Bank of America Corp.		7.250%		5,400	shs	3,510,000
Citigroup Inc.		6.500%		41,400		1,158,786
ION Media Networks Inc.		12.000%		7		—	K
Preferred Blocker Inc.		9.000%		1,849		462,250	A

Total Preferred Stocks (Cost— $8,132,967)						5,131,036
Loan Participations and AssignmentsD	2.9%

Auto Components	0.5%
Allison Transmission Inc., Term Loan, Tranche B		4.190% to 5.000%	3/31/09	$4,838,952		2,675,248

Containers and Packaging	0.2%
Berry Plastics Holding Corp., Term Loan		11.334%	1/7/09	5,035,859		1,007,172

Diversified Telecommunication Services	0.5%
Wind Acquisition Holdings Finance SA, PIK Loan		11.753%	1/20/09	4,313,512		2,588,107

Independent Power Producers and Energy Traders	0.3%
Dynegy Holdings Inc., Letter of Credit		1.970%	1/30/09	1,203,515		899,628
Dynegy Holdings Inc., Term Loan		1.970%	1/30/09	786,529		587,930

						1,487,558

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Loan Participations and Assignments—Continued

Media	0.4%
Idearc Inc., Term Loan, Tranche B		0.000%	11/12/14	$1,680,000	$512,400
Newsday LLC, Term Loan		9.750%	1/15/09	2,000,000	1,600,000

					2,112,400

Oil, Gas and Consumable Fuels	0.7%
Turbo Bet Ltd., Term Loan		14.500%	5/13/09	4,304,678	3,400,696	H

Paper and Forest Products	0.3%
Georgia-Pacific Corp., First Lien Term Loan		2.581% to 4.189%	3/31/09	1,392,134	1,130,528
Verso Paper Holdings LLC, Term Loan		10.012%	1/2/09	672,000	268,800

					1,399,328

Total Loan Participations and Assignments (Cost—$23,741,077)					14,670,509

Total Long-Term Securities (Cost—$782,875,478)					486,192,737
Short-Term Securities	0.8%

U.S. Government and Agency Obligations	0.8%
Federal Home Loan Bank		0.000%	3/26/09	4,200,000	4,198,530	L,M

Total Short-Term Securities (Cost—$4,198,530)					4,198,530
Total Investments (Cost—$787,074,008)N	94.8%				490,391,267
Other Assets Less Liabilities	5.2%				26,849,710

Net Assets	100.0%				$517,240,977

N.M.—Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 23.81% of net assets.

B	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

Annual Report to Shareholders

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Bond is currently in default.
G	Convertible Security – Security may be converted into the issuer’s common stock.
H	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
I	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	Non-income producing.
L	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
M	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
N	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$785,884
Gross unrealized depreciation	(298,998,777)

Net unrealized depreciation	$(298,212,893)

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset High Yield Portfolio

December 31, 2008

Assets:
Investment securities at value (Cost—$782,875,478)		$486,192,737
Short-term securities at value (Cost—$4,198,530)		4,198,530
Cash		6,630,558
Foreign currency at value (Cost—$196)		196
Interest receivable		18,022,850
Receivable for securities sold		9,818,799
Restricted cash pledged as collateral for swaps		1,100,000
Receivable for fund shares sold		180,875
Amount receivable for open swaps		2,222

Total assets		526,146,767

Liabilities:
Payable for securities purchased	$7,470,390
Unrealized depreciation on swaps	535,349
Premium received on open swaps	300,000
Payable for fund shares repurchased	271,591
Accrued management fee	226,383
Accrued expenses	102,077

Total liabilities		8,905,790

Net Assets		$517,240,977

Net assets consist of:
Accumulated paid-in-capital		$886,707,349
Overdistributed net investment income		(301,203)
Accumulated net realized loss on investments, options, swaps and foreign currency transactions		(71,947,079)
Net unrealized depreciation on investments and swaps		(297,218,090)

Net Assets		$517,240,977

Net Asset Value Per Share:
Institutional Class (73,334,570 shares outstanding)		$5.99
Institutional Select Class (12,831,096 shares outstanding)		$6.06

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Western Asset High Yield Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest	$58,130,112		$81,239,280
Dividends	429,637		—

Total income		$58,559,749		$81,239,280
Expenses:
Management fees	2,882,854		5,035,782
Audit and legal fees	87,666		89,716
Custodian fees	86,015		110,697
Directors’ fees and expenses	18,290		24,190
Registration fees	20,356		27,687
Reports to shareholders:
Institutional Class	7,200		9,437
Institutional Select Class	23		N/A
Transfer agent and shareholder servicing expense:
Institutional Class	12,864		15,237
Institutional Select Class	495		N/A
Other expenses	30,197		50,412

	3,145,960		5,363,158
Less: Fees waived	—		—
Compensating balance credits	(607)		(60,278)

Net expenses		3,145,353		5,302,880

Net Investment Income		55,414,396		75,936,400
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(52,601,218)		(17,778,987)
Options	137,750		—
Swaps	300,554		345,171
Foreign currency transactions	(8,921)		—

		(52,171,835)		(17,433,816)
Change in unrealized appreciation/(depreciation) of:
Investments and swaps		(203,191,273)	(113,737,089)
Net Realized and Unrealized Loss on Investments		(255,363,108)		(131,170,905)

Change in Net Assets Resulting From Operations		$(199,948,712)		$(55,234,505)

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset High Yield Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$55,414,396	$75,936,400	$53,017,362

Net realized gain/(loss)	(52,171,835)	(17,433,816)	4,211,652

Change in unrealized appreciation/(depreciation)	(203,191,273)	(113,737,089)	21,006,214

Change in net assets resulting from operations	(199,948,712)	(55,234,505)	78,235,228

Distributions to shareholders from:
Net investment income:
Institutional Class	(70,179,099)	(73,407,062)	(48,140,250)
Institutional Select Class	(4,937,498)	N/A	N/A

Net realized gain on investments:
Institutional Class	—	(5,888,441)	(130,587)

Change in net assets from fund share transactions:
Institutional Class	(121,890,768)	55,309,962	252,440,140
Institutional Select Class	114,094,156	N/A	N/A

Change in net assets	(282,861,921)	(79,220,046)	282,404,531

Net Assets:
Beginning of period	800,102,898	879,322,944	596,918,413

End of period	$517,240,977	$800,102,898	$879,322,944

(Overdistributed)/Undistributed net investment income	$(301,203)	$19,427,792	$16,590,204

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Western Asset High Yield Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
Net asset value, beginning of period	$9.30		$10.75		$10.34		$10.49		$10.28		$9.56

Investment operations:
Net investment income	.66	B	.83	B	.80	B	.76	C	.61	C	.78	C
Net realized and unrealized gain/(loss)	(3.05)		(1.41)		.39		(.05)		.17		.89

Total from investment operations	(2.39)		(.58)		1.19		.71		.78		1.67

Distributions from:
Net investment income	(.92)		(.80)		(.78)		(.73)		(.57)		(.95)
Net realized gain on investments	—		(.07)		—	D	(.13)		—		—

Total distributions	(.92)		(.87)		(.78)		(.86)		(.57)		(.95)

Net asset value, end of period	$5.99		$9.30		$10.75		$10.34		$10.49		$10.28

Total return	(27.19	)%E	(5.88)%		12.14%		7.30%		7.81%		18.27%

Ratios to Average Net Assets:F
Total expenses	.60	%G	.59%		.61%		.62%		.62%		.67%
Expenses net of waivers, if any	.60	%G	.59%		.61%		.62%		.62%		.58%
Expenses net of all reductions	.60	%G	.58%		.61%		.62%		.62%		.58%
Net investment income	10.4	%G	8.3%		7.8%		7.8%		7.0%		7.9%

Supplemental Data:
Portfolio turnover rate	40.9	%E	59.1%		63.6%		147.2%		121.0%		116.0%
Net assets, end of period (in thousands)	$439,446		$800,103		$879,323		$596,918		$414,417		$189,458

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E	Not annualized.
F

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

G	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights—Continued

Western Asset High Yield Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	PERIOD ENDED DECEMBER 31, 2008H

Net asset value, beginning of period	$8.86

Investment operations:
Net investment income	.37	B
Net realized and unrealized loss	(2.77)

Total from investment operations	(2.40)

Distributions from:
Net investment income	(.40)

Total distributions	(.40)

Net asset value, end of period	$6.06

Total return	(27.16	)%E

Ratios to Average Net Assets:F
Total expenses	.60	%G
Expenses net of waivers, if any	.60	%G
Expenses net of all reductions	.60	%G
Net investment income	12.4	%G

Supplemental Data:
Portfolio turnover rate	40.9	%E
Net assets, end of period (in thousands)	$77,795

H	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Inflation Indexed Plus Bond Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

				Average Annual Total Returns
	Three Months	Nine Months	One Year	Three Years	Five Years	Since InceptionA
Western Asset Inflation Indexed Plus Bond Portfolio:
Institutional Class	-2.23%	-8.32%	-4.04%	+2.46%	+3.68%	+5.85%
Financial Intermediary Class	-2.24%	-8.47%	-4.32%	N/A	N/A	+3.03%
Institutional Select Class	N/A	N/A	N/A	N/A	N/A	-1.04%
Barclays Capital U.S. Treasury Inflation Notes IndexB	-3.48%	-7.16%	-2.35%	+3.06%	+4.07%	+6.21%
Lipper Treasury Inflation Protected Funds Category AverageC	-3.75%	-8.40%	-3.98%	+1.84%	+3.27%	+5.07%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The gross expense ratios for the Institutional, Financial Intermediary and Institutional Select Classes were 0.42%, 0.84% and 0.27%, respectively and do not reflect fee waivers or reimbursements. The net expense ratio for the Institutional, Financial Intermediary and Institutional Select Classes were 0.40%, 0.75% and 0.25%, respectively, and reflect contractual fee waivers and/or reimbursements. As a result of a contractual expense limitation, total annual operating expenses for the Institutional Class will be waived or reimbursed at a rate of 0.02% of the Fund’s average daily net assets attributable to the Institutional Class until July 31, 2009. As a result of a contractual expense limitation, the ratio of expenses, other than taxes, interest, deferred organizational expenses, brokerage and extraordinary expenses, to average net assets will not exceed 0.75% for the Financial Intermediary Class and 0.25% for the Institutional Select Class until July 31, 2009.

All expenses shown include management fees, 12b-1 distribution fees and other expenses as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Inflation Indexed Plus Bond Portfolio returned -8.32%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index, returned -7.16% over the same time frame. The Lipper Treasury Inflation Protected Funds Category Average returned -8.40% for the same period.

A

The inception date of the Institutional Class is March 1, 2001. The inception date of the Financial Intermediary Class is June 28, 2007. The inception date of the Institutional Select Class is December 18, 2008. Index returns are for periods beginning February 28, 2001. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B	The Barclays Capital (formerly Lehman Brothers) U.S. Treasury Inflation Notes Index consists of all inflation-protected securities issued by the U.S. Treasury.
C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Treasury Inflation Protected Funds Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

The impact of market conditions on the Fund’s performance was negative for the nine-month period ended December 31, 2008, with strategies also producing negative results. U.S. Treasury Inflation-Protected Securities (“TIPS”)D suffered tremendously after the summer when oil prices plunged, and a diversification away from inflation-linked, toward nominal bonds had a large positive impact on performance as the market become concerned with deflation. The selection of nominal corporates, however, had an overwhelming negative impact. Spreads on corporate debt and mortgage-backed securities widened dramatically as rising tensions in the Financials sector and an evaporation of liquidity exerted downward pressure on the economy.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to the additional risks associated with Inflation-Indexed Securities, including liquidity risk, prepayment risk, extension risk and deflation risk. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

D

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

N/A—Not applicable.

Annual Report to Shareholders

Expense Example

Western Asset Inflation Indexed Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For the Institutional and Financial Intermediary Classes, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on December 18, 2008 (commencement of operations) and held through December 31, 2008.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until December 18, 2008.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$925.20	$1.21
Hypothetical (5% return before expenses)	1,000.00		1,023.95	1.28
Institutional Select Class:
Actual	$1,000.00	B	$989.60	$0.09	C
Hypothetical (5% return before expenses)	1,000.00		1,024.00	1.22
Financial Intermediary Class:
Actual	$1,000.00		$924.20	$2.52
Hypothetical (5% return before expenses)	1,000.00		1,022.58	2.65

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.25% and 0.52% for the Institutional and Financial Intermediary Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

B	Beginning account value is as of December 18, 2008 (commencement of operations).
C

This calculation is based on expenses incurred from December 18, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.24% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the period (14) and divided by 365.

Annual Report to Shareholders

Performance Information

Western Asset Inflation Indexed Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrates the cumulative total return of an initial $1,000,000 investment in each of the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on December 18, 2008, had a total return of -1.04% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A

Since-inception index returns are for periods beginning February 28, 2001. Formerly: Lehman U.S. Treasury Inflation Notes Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B

Since-inception index returns are for periods beginning June 30, 2007. Formerly: Lehman U.S. Treasury Inflation Notes Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of December 31, 2008)C

Standard & Poor’s Debt RatingsD

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C

The pie charts above represent the composition of the Fund’s portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

D

Standard & Poor’s Rating Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

E	Preferred stocks do not have defined maturity dates.

Annual Report to Shareholders

Spread Duration

Western Asset Inflation Indexed Plus Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

HY—High Yield

LINI—Barclays Capital U.S. Treasury Inflation Notes Index

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Effective Duration

Western Asset Inflation Indexed Plus Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

LINI—Barclays Capital U.S. Treasury Inflation Notes Index

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	100.4%

Corporate Bonds and Notes	1.8%

Consumer Finance	0.5%
SLM Corp.		6.220%	2/1/10	$1,020,000	$798,956	A
SLM Corp.		5.375%	1/15/13	1,775,000	1,301,297
SLM Corp.		5.375%	5/15/14	1,010,000	681,622

					2,781,875

Diversified Financial Services	1.1%
Bank of America Corp.		8.000%	12/29/49	2,270,000	1,632,784	B
J.P. Morgan and Co. Inc.		5.886%	2/15/12	1,720,000	1,453,366	A
JPMorgan Chase and Co.		7.900%	12/31/49	2,650,000	2,204,349	B

					5,290,499

Oil, Gas and Consumable Fuels	0.2%
The Williams Cos. Inc.		8.750%	3/15/32	1,220,000	908,900

Total Corporate Bonds and Notes (Cost—$11,582,276)					8,981,274
Asset-Backed Securities	0.1%

Indexed SecuritiesA	0.1%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1		1.765%	2/25/34	181,278	130,556
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		2.135%	10/25/32	119,897	102,858
Countrywide Asset-Backed Certificates 2002-1		1.955%	8/25/32	36,302	14,734
EMC Mortgage Loan Trust 2003-B		1.945%	11/25/41	383,558	346,377	C
Residential Asset Mortgage Products Inc. 2003-RS2		2.075%	3/25/33	39,185	16,930

Total Asset-Backed Securities (Cost—$760,426)					611,455
Mortgage-Backed Securities	0.1%

Indexed SecuritiesA	0.1%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28		2.045%	11/25/31	579,787	480,663
Crusade Global Trust 2003-2		3.066%	9/18/34	1	1	D
Sequoia Mortgage Trust 2004-4 A		4.439%	5/20/34	104,301	72,533

Total Mortgage-Backed Securities (Cost—$657,120)					553,197

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations	93.8%

Treasury Inflation-Protected SecuritiesE	93.8%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$29,241,085	$27,482,058	F
United States Treasury Inflation-Protected Security		3.500%	1/15/11	26,718,773	26,224,049
United States Treasury Inflation-Protected Security		2.375%	4/15/11	11,340,477	11,075,575
United States Treasury Inflation-Protected Security		3.000%	7/15/12	25,532,255	25,023,601
United States Treasury Inflation-Protected Security		1.875%	7/15/13	23,780,131	22,388,613
United States Treasury Inflation-Protected Security		2.000%	1/15/14	21,163,264	20,052,193
United States Treasury Inflation-Protected Security		1.625%	1/15/15	53,087,466	49,230,343
United States Treasury Inflation-Protected Security		1.875%	7/15/15	37,443,728	35,369,683
United States Treasury Inflation-Protected Security		2.000%	1/15/16	38,902,129	37,254,857
United States Treasury Inflation-Protected Security		1.625%	1/15/18	25,408,328	24,116,086
United States Treasury Inflation-Protected Security		1.375%	7/15/18	22,243,172	20,802,571
United States Treasury Inflation-Protected Security		2.000%	1/15/26	63,024,942	59,366,533
United States Treasury Inflation-Protected Security		1.750%	1/15/28	37,704,015	34,834,966
United States Treasury Inflation-Protected Security		3.625%	4/15/28	25,690,709	30,606,061	F
United States Treasury Inflation-Protected Security		3.875%	4/15/29	30,811,099	38,054,111	F

Total U.S. Government and Agency Obligations (Cost—$491,867,602)					461,881,300
U.S. Government Agency Mortgage-Backed Securities	3.9%

Fixed Rate Securities	3.9%
Fannie Mae		5.000%	12/1/38	18,800,000	19,193,634	G,H

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$18,984,238)					19,193,634

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee BondsD	N.M.

Commercial Banks	N.M.
Glitnir Banki Hf		6.693%	6/15/16	$1,760,000		$264	B,C,I,M
Kaupthing Bank Hf		7.125%	5/19/16	2,940,000		22,050	C,I,M

Total Yankee Bonds (Cost—$4,691,475)						22,314
Preferred Stocks	0.7%
Citigroup Inc.		8.125%		189,000	shs	3,014,550
Fannie Mae		8.250%		346,900		287,927	H
Freddie Mac		8.375%		418,300		163,138	B,H

Total Preferred Stocks (Cost—$24,040,105)						3,465,615

Total Long-Term Securities (Cost—$552,583,242)						494,708,789
Short-Term Securities	0.7%

U.S. Government and Agency Obligations	0.7%
Federal Home Loan Bank		0.000%	3/26/09	$3,400,000		3,399,453	J

Total Short-Term Securities (Cost—$3,398,810)						3,399,453
Total Investments (Cost—$555,982,052)K	101.1%					498,108,242
Other Assets Less Liabilities	(1.1)%					(5,414,138)

Net Assets	100.0%					$492,694,104

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenL
U.S. Treasury Bond Futures	March 2009	191	(2,936,242)
U.S. Treasury Note Futures	March 2009	96	(705,135)

			$(3,641,377)

N.M.—Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 0.07% of net assets.

D	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

E

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	All or a portion of this security is collateral to cover futures and options contracts written.
G	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
H	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
I	Bond is currently in default.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,989,476
Gross unrealized depreciation	(59,946,606)

Net unrealized depreciation	$(57,957,130)

L	Futures are described in more detail in the notes to financial statements.
M	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Inflation Indexed Plus Bond Portfolio

December 31, 2008

Assets:
Investment securities at market value (Cost—$552,583,242)		$494,708,789
Short-term securities at value (Cost—$3,398,810)		3,399,453
Cash		5,128,403
Foreign currency at value (Cost—$698,907)		683,552
Restricted cash pledged for swaps		9,500,000
Receivable for securities sold		7,152,969
Unrealized appreciation of forward foreign currency contracts		6,185,104
Interest receivable		4,294,849
Futures variation margin receivable		793,125
Receivable for fund shares sold		441,288
Amounts receivable for open swaps		63,065
Deposits with brokers for open futures contracts		802

Total assets		532,351,399

Liabilities:
Payable for securities purchased	$25,849,707
Unrealized depreciation of swaps	6,654,022
Unrealized depreciation of forward foreign currency contracts	5,980,204
Premium received on open swap	708,535
Payable for fund shares repurchased	264,670
Accrued management fee	76,087
Accrued distribution fees	34
Accrued expenses	124,036

Total liabilities		39,657,295

Net Assets		$492,694,104

Net assets consist of:
Accumulated paid-in-capital		$567,031,028
Undistributed net investment income		2,305,323
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(8,662,583)
Net unrealized depreciation on investments, futures, swaps and foreign currency translations		(67,979,664)

Net Assets		$492,694,104

Net Asset Value Per Share:
Institutional Class (49,320,994 shares outstanding)		$9.53
Institutional Select Class (2,369,153 shares outstanding)		$9.53
Financial Intermediary Class (17,082 shares outstanding)		$9.51

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Western Asset Inflation Indexed Plus Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest	$33,486,057		$43,671,224
Dividends	976,326		501,643
Income from securities loaned	844,223		—

Total income		$35,306,606		$44,172,867
Expenses:
Management fees	1,178,419		1,450,226
Distribution and service fees:
Financial Intermediary Class	193		66
Audit and legal fees	67,258		77,726
Custodian fees	78,435		96,352
Directors’ fees and expenses	15,970		22,446
Registration fees	31,726		38,318
Reports to shareholdersB	—		67,244
Reports to shareholders:
Institutional Class	9,081		—
Financial Intermediary Class	1		—
Transfer agent and shareholder servicing expense:
Institutional Class	159,100		164,859
Financial Intermediary Class	20		57
Other expenses	30,316		52,512

	1,570,519		1,969,806
Less: Fees waived	(89,008)		(151,075)
Compensating balance credits	(94)		(5,888)

Net expenses		1,481,417		1,812,843

Net Investment Income		33,825,189		42,360,024
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(31,736,409)		16,272,903
Options	990,515		1,124,634
Futures	(1,308,249)		(1,271,970)
Swaps	1,546,228		1,762,039
Foreign currency transactions	3,957,225		1,400,522

		(26,550,690)		19,288,128
Change in unrealized appreciation/(depreciation) of:
Investments, futures, swaps and foreign currency translations	(102,368,968)		29,233,266
Assets and liabilities denominated in foreign currency	(18,360)		18,321

		(102,387,328)		29,251,587

Net Realized and Unrealized Gain/(Loss) on Investments		(128,938,018)		48,539,715

Change in Net Assets Resulting From Operations		$(95,112,829)		$90,899,739

A	For the period April 1, 2008 to December 31, 2008.
B	Computed on a composite level for year ended March 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Inflation Indexed Plus Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$33,825,189	$42,360,024	$22,204,411

Net realized gain/(loss)	(26,550,690)	19,288,128	(1,653,441)

Change in unrealized appreciation/(depreciation)	(102,387,328)	29,251,587	13,103,572

Change in net assets resulting from operations	(95,112,829)	90,899,739	33,654,542

Distributions to shareholders from:
Net investment income:
Institutional Class	(39,535,523)	(42,554,324)	(22,374,973)
Institutional Select Class	—	N/A	N/A
Financial Intermediary Class	(3,568)	(1,115)	—

Net realized gain on investments:
Institutional Class	(15,894,795)	—	—
Financial Intermediary Class	(667)	—	—

Change in net assets from fund share transactions:
Institutional Class	(226,348,181)	154,011,663	90,425,095
Institutional Select Class	22,814,947	N/A	N/A
Financial Intermediary Class	144,350	37,906	—

Change in net assets	(353,936,266)	202,393,869	101,704,664

Net Assets:
Beginning of period	846,630,370	644,236,501	542,531,837

End of period	$492,694,104	$846,630,370	$644,236,501

Undistributed net investment income	$2,305,323	$3,777,864	$1,055,171

A	For the period April 1, 2008 to December 31, 2008.
N/A—Not	applicable

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Western Asset Inflation Indexed Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
Net asset value, beginning of period	$11.08		$10.43		$10.25		$10.74		$11.24		$10.96

Investment operations:
Net investment income	.44	B	.61	B	.39	B	.54	C	.42	C	.37	C
Net realized and unrealized gain/(loss)	(1.32)		.67		.20		(.38)		(.10)		.71

Total from investment operations	(.88)		1.28		.59		.16		.32		1.08

Distributions from:
Net investment income	(.47)		(.63)		(.41)		(.56)		(.42)		(.37)
Net realized gain on investments	(.20)		—		—		(.09)		(.40)		(.43)

Total distributions	(.67)		(.63)		(.41)		(.65)		(.82)		(.80)

Net asset value, end of period	$9.53		$11.08		$10.43		$10.25		$10.74		$11.24

Total return	(8.32	)%D	12.77%		5.89%		1.44%		3.27%		10.33%

Ratios to Average Net Assets:E
Total expenses	.27	%F	.27%		.29%		.27%		.27%		.27%
Expenses net of waivers, if any	.25	%F	.25%		.25%		.25%		.25%		.25%
Expenses net of all reductions	.25	%F	.25%		.25%		.25%		.25%		.25%
Net investment income	5.8	%F	5.8%		3.8%		5.0%		3.8%		3.4%

Supplemental Data:
Portfolio turnover rate	74.4	%D	141.7%		96.4%		177.1%		255.5%		281.8%
Net assets, end of period (in thousands)	$469,959		$846,594		$644,236		$542,532		$461,746		$346,379

A	For the period April 1, 2008 to December 31, 2008
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Institutional Select Class:

	PERIOD ENDED DECEMBER 31, 2008G
Net asset value, beginning of period	$9.63

Investment operations:
Net investment loss	(.03	)B
Net realized and unrealized loss	(.07)

Total from investment operations	(.10)

Net asset value, end of period	$9.53

Total return	(1.04	)%D

Ratios to Average Net Assets:E
Total expenses	.24	%F
Expenses net of waivers, if any	.24	%F
Expenses net of all reductions	.24	%F
Net investment loss	(10.0	)%F

Supplemental Data:
Portfolio turnover rate	74.4	%D
Net assets, end of period (in thousands)	$22,573

G	For the period December 18, 2008 (commencement of operations) to December 31, 2008

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Inflation Indexed Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	PERIOD ENDED DECEMBER 31, 2008A		PERIOD ENDED MARCH 31, 2008I
Net asset value, beginning of period	$11.06		$10.02

Investment operations:
Net investment income	.17	B	.35	B
Net realized and unrealized gain/(loss)	(1.06)		1.06

Total from investment operations	(.89)		1.41

Distributions from:
Net investment income	(.46)		(.37)
Net realized gain on investments	(.20)		—

Total distributions	(.66)		(.37)

Net asset value, end of period	$9.51		$11.06

Total return	(8.47	)%D	14.29	%D

Ratios to Average Net Assets:H
Total expenses	.77	%F	.71	%F
Expenses net of waivers, if any	.52	%F	.48	%F
Expenses net of all reductions	.52	%F	.48	%F
Net investment income	2.4	%F	4.1	%F

Supplemental Data:
Portfolio turnover rate	74.4	%D	141.7	%D
Net assets, end of period (in thousands)	$162		$36

I	For the period June 28, 2007 (commencement of operations) to March 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Intermediate Bond Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

				Average Annual Total Returns
	Three Months	Nine Months	One Year	Five Years	Ten Years	Since InceptionA
Western Asset Intermediate Bond Portfolio:
Institutional Class	-0.26%	-4.72%	-4.62%	+2.49%	+4.73%	+5.77%
Institutional Select Class	N/A	N/A	N/A	N/A	N/A	-0.41%
Barclays Capital Intermediate U.S. Government/Credit IndexB	+4.84%	+2.02%	+5.08%	+4.21%	+5.43%	+6.22%
Lipper Short-Intermediate Investment Grade Debt Funds Category AverageC	-0.33%	-3.50%	-2.82%	+1.80%	+3.78%	+4.75%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The expense ratios for the Institutional and Institutional Select Classes were 0.47% and 0.45%, respectively, and are the Fund’s operating expenses for each share class as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Intermediate Bond Portfolio returned -4.72%. The Fund’s unmanaged benchmark, the Barclays Capital Intermediate U.S. Government/Credit Index, returned 2.02% over the same time frame. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average returned -3.50% for the same period.

The impact of market conditions on the Fund’s performance was negative for the period ended December 31, 2008, with strategies also producing negative results. An emphasis on lower-quality credits and select Financials issues was a large detractor from performance as spreads soared in the wake of the subprime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads narrowed in April and May, but these gains were given back later in the period on deteriorating investor sentiment and poor earnings. A large exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to a lack of liquidity and uncertainty in that marketplace. A modest U.S. Treasury Inflation-Protected Securities (“TIPS”)D exposure also had a negative impact as oil plunged to $40 per barrel and inflation fears switched to deflation fears. A tactically-driven durationE posture contributed modestly

A

The inception date of the Institutional Class is July 1, 1994. The inception date of the Institutional Select Class is October 3, 2008. Index returns are for periods beginning June 30, 1994. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

to returns as bond yields rallied over the period. The portfolio’s yield curveF positioning detracted from performance as the spread between two- and ten-year yields widened.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

D

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

E

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

F	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

N/A—Not applicable.

Annual Report to Shareholders

Expense Example

Western Asset Intermediate Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For the Institutional Class, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on October 3, 2008 (commencement of operations) and held through December 31, 2008.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until October 3, 2008.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$956.70	$2.27
Hypothetical (5% return before expenses)	1,000.00		1,022.89	2.35
Institutional Select Class:
Actual	$1,000.00	B	$995.90	$1.11	C
Hypothetical (5% return before expenses)	1,000.00		1,022.94	2.29

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.46% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

B	Beginning account value is as of October 3, 2008.
C

This calculation is based on expenses incurred from October 3, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.45% for the Institutional Select Class, multiplied by the number of days in the period (90) and divided by 365.

Annual Report to Shareholders

Performance Information

Western Asset Intermediate Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on October 3, 2008, had a total return of -0.41% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Formerly: Lehman Brothers Intermediate U.S. Government/Credit Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Annual Report to Shareholders

Portfolio Composition (as of December 31, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risks. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

D	Preferred stocks do not have defined maturity dates.

Annual Report to Shareholders

Spread Duration

Western Asset Intermediate Bond Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Security

LIGCI—Barclays Capital Intermediate U.S. Government/Credit Index

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Effective Duration

Western Asset Intermediate Bond Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Security

LIGCI—Barclays Capital Intermediate U.S. Government/Credit Index

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	87.9%

Corporate Bonds and Notes	38.6%

Aerospace and Defense	0.2%
United Technologies Corp.		6.350%	3/1/11	$1,037,000	$1,096,470

Airlines	0.5%
Continental Airlines Inc.		6.545%	2/2/19	965,547	772,438
Delta Air Lines Inc.		6.619%	9/18/12	1,165,229	1,013,749
US Airways Pass-Through Trust		6.850%	1/30/18	1,422,298	995,608

					2,781,795

Automobiles	0.5%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	2,390,000	1,864,231
Ford Motor Co.		7.450%	7/16/31	1,159,000	324,520
General Motors Corp.		8.375%	7/15/33	1,198,000	209,650

					2,398,401

Beverages	0.3%
Bottling Group LLC		6.950%	3/15/14	1,310,000	1,422,405

Capital Markets	4.3%
Goldman Sachs Capital II		5.793%	12/29/49	6,510,000	2,502,594	A
Goldman Sachs Capital III		2.973%	9/29/49	2,590,000	777,000	B
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	6,200,000	620	A,C,O
Lehman Brothers Holdings E-Capital Trust I		3.850%	8/19/65	360,000	36	B,C,O
Lehman Brothers Holdings Inc.		5.625%	1/24/13	600,000	57,000	C,O
Lehman Brothers Holdings Inc.		6.500%	7/19/17	30,000	3	C,O
Merrill Lynch and Co. Inc.		3.079%	2/5/10	480,000	455,466	B
Merrill Lynch and Co. Inc.		5.700%	5/2/17	2,500,000	2,214,890
Merrill Lynch and Co. Inc.		6.875%	4/25/18	1,420,000	1,485,357
Morgan Stanley		5.550%	4/27/17	2,340,000	1,932,337
The Bear Stearns Cos. Inc.		6.400%	10/2/17	3,590,000	3,730,649
The Bear Stearns Cos. Inc.		7.250%	2/1/18	1,840,000	2,016,375
The Goldman Sachs Group Inc.		3.250%	6/15/12	6,890,000	7,188,481

					22,360,808

Chemicals	1.0%
The Dow Chemical Co.		6.000%	10/1/12	4,850,000	4,685,299
The Dow Chemical Co.		5.700%	5/15/18	540,000	479,740

					5,165,039

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks	1.8%
Comerica Capital Trust II		6.576%	2/20/37	$960,000	$385,393	A
SunTrust Capital VIII		6.100%	12/15/36	550,000	387,205	A
Wachovia Capital Trust III		5.800%	3/15/42	8,668,000	5,114,120	A
Wells Fargo Capital X		5.950%	12/15/36	4,310,000	3,693,877

					9,580,595

Consumer Finance	3.0%
American Express Co.		6.800%	9/1/66	6,590,000	3,411,320	A
GMAC LLC		7.500%	12/31/13	390,000	284,700	D
GMAC LLC		6.750%	12/1/14	955,000	656,104	D
GMAC LLC		8.000%	12/31/18	325,000	162,500	D
John Deere Capital Corp.		2.875%	6/19/12	7,280,000	7,487,415
Nelnet Inc.		7.400%	9/29/36	1,850,000	554,711	A
SLM Corp.		8.450%	6/15/18	3,700,000	2,925,298

					15,482,048

Diversified Financial Services	6.7%
AGFC Capital Trust I		6.000%	1/15/67	4,380,000	1,046,150	A,D
BAC Capital Trust XIV		5.630%	12/31/49	50,000	20,033	A
Bank of America Corp.		3.125%	6/15/12	3,160,000	3,283,815
Bank of America Corp.		8.000%	12/29/49	1,420,000	1,021,389	A
Capmark Financial Group Inc.		5.875%	5/10/12	2,500,000	852,478	E
General Electric Capital Corp.		3.000%	12/9/11	8,850,000	9,149,572
General Electric Capital Corp.		5.625%	5/1/18	2,000,000	2,014,498
General Electric Capital Corp.		6.375%	11/15/67	2,855,000	1,794,564	A
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	3,260,000	1,457,523	A,D
ILFC E-Capital Trust I		5.900%	12/21/65	250,000	80,128	A,D
JPMorgan Chase and Co.		2.125%	6/22/12	8,690,000	8,726,194
JPMorgan Chase Capital XXII		6.450%	2/2/37	2,600,000	2,130,679	A
Private Export Funding Corp.		3.550%	4/15/13	1,640,000	1,708,660
TNK-BP Finance SA		6.125%	3/20/12	210,000	134,400	D
TNK-BP Finance SA		7.500%	3/13/13	720,000	446,400	D
ZFS Finance USA Trust II		6.450%	12/15/65	2,060,000	962,121	A,D
ZFS Finance USA Trust III		3.146%	12/15/65	1,570,000	474,925	B,D

					35,303,529

Diversified Telecommunication Services	2.2%
AT&T Inc.		5.600%	5/15/18	400,000	407,258
Embarq Corp.		7.082%	6/1/16	1,880,000	1,447,600
Qwest Corp.		8.875%	3/15/12	1,510,000	1,396,750

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services—Continued
Verizon Communications Inc.		5.500%	2/15/18	$220,000	$211,606
Verizon Communications Inc.		8.750%	11/1/18	3,350,000	3,930,294
Verizon Global Funding Corp.		7.250%	12/1/10	4,051,000	4,246,910

					11,640,418

Electric Utilities	0.8%
Duke Energy Corp.		6.250%	1/15/12	1,078,000	1,116,999
Duke Energy Corp.		5.625%	11/30/12	729,000	742,418
Exelon Corp.		6.750%	5/1/11	2,269,000	2,214,469
FirstEnergy Corp.		7.375%	11/15/31	140,000	132,442
Pacific Gas and Electric Co.		4.800%	3/1/14	70,000	68,744

					4,275,072

Energy Equipment and Services	0.4%
Baker Hughes Inc.		7.500%	11/15/18	1,890,000	2,095,364

Food and Staples Retailing	0.6%
Safeway Inc.		6.500%	3/1/11	760,000	762,238
The Kroger Co.		6.200%	6/15/12	883,000	898,578
Wal-Mart Stores Inc.		4.250%	4/15/13	930,000	957,230
Wal-Mart Stores Inc.		5.800%	2/15/18	360,000	398,358

					3,016,404

Health Care Equipment and Supplies	0.4%
Baxter International Inc.		5.900%	9/1/16	500,000	540,786
Hospira Inc.		5.550%	3/30/12	1,700,000	1,610,696

					2,151,482

Health Care Providers and Services	0.9%
HCA Inc.		8.750%	9/1/10	822,000	789,120
Quest Diagnostics Inc.		7.500%	7/12/11	2,220,000	2,396,415
Universal Health Services Inc.		6.750%	11/15/11	1,720,000	1,659,716
WellPoint Inc.		5.875%	6/15/17	100,000	91,013

					4,936,264

Independent Power Producers and Energy Traders	0.2%
TXU Corp.		5.550%	11/15/14	2,480,000	1,158,725

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Insurance	1.6%
Allstate Life Global Funding Trust		5.375%	4/30/13	$1,900,000	$1,870,356
American International Group Inc.		5.850%	1/16/18	250,000	167,571
American International Group Inc.		8.250%	8/15/18	500,000	365,960	D
Genworth Life Insurance Co.		5.875%	5/3/13	1,520,000	1,136,740	D
MetLife Capital Trust IVA		7.875%	12/15/37	3,100,000	1,944,822	D
MetLife Inc.		6.400%	12/15/36	70,000	42,000	A
Metropolitan Life Global Funding I		5.125%	4/10/13	1,190,000	1,108,793	D
The Travelers Cos. Inc.		6.250%	3/15/37	2,370,000	1,552,438	A

					8,188,680

Media	1.6%
Comcast Corp.		6.500%	1/15/17	3,400,000	3,358,228
News America Inc.		6.650%	11/15/37	70,000	69,283
Time Warner Cable Inc.		8.250%	2/14/14	2,010,000	2,039,077
Time Warner Inc.		5.500%	11/15/11	70,000	65,773
Time Warner Inc.		6.875%	5/1/12	1,288,000	1,237,376
Turner Broadcasting System Inc.		8.375%	7/1/13	1,483,000	1,446,345
Viacom Inc.		5.750%	4/30/11	410,000	372,357

					8,588,439

Metals and Mining	0.2%
Alcoa Inc.		6.000%	7/15/13	1,230,000	1,112,145

Multi-Utilities	0.7%
Dominion Resources Inc.		4.750%	12/15/10	50,000	49,439
Dominion Resources Inc.		5.700%	9/17/12	1,596,000	1,580,327
Dominion Resources Inc.		8.875%	1/15/19	1,160,000	1,250,931
MidAmerican Energy Holdings Co.		5.875%	10/1/12	827,000	824,943

					3,705,640

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	1,050,000	779,912
JC Penney Corp. Inc.		5.750%	2/15/18	610,000	404,920
May Department Stores Co.		5.750%	7/15/14	1,470,000	932,659

					2,117,491

Office Electronics	0.4%
Xerox Corp.		5.500%	5/15/12	2,240,000	1,877,232

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels	5.9%
Anadarko Petroleum Corp.		5.950%	9/15/16	$3,200,000	$2,826,589
ConocoPhillips		5.200%	5/15/18	2,830,000	2,754,227
Enbridge Energy Partners LP		9.875%	3/1/19	590,000	593,785
Energy Transfer Partners LP		9.700%	3/15/19	800,000	824,329
Hess Corp.		6.650%	8/15/11	5,468,000	5,465,835
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	1,720,000	1,341,600	D
Kinder Morgan Energy Partners LP		6.000%	2/1/17	3,700,000	3,212,247
Occidental Petroleum Corp.		6.750%	1/15/12	1,310,000	1,364,582
Pemex Project Funding Master Trust		5.750%	3/1/18	190,000	167,675	D
Sonat Inc.		7.625%	7/15/11	3,954,000	3,605,012
The Williams Cos. Inc.		7.125%	9/1/11	600,000	552,000
The Williams Cos. Inc.		8.125%	3/15/12	1,540,000	1,418,725
The Williams Cos. Inc.		7.875%	9/1/21	720,000	550,800
The Williams Cos. Inc.		7.500%	1/15/31	310,000	207,700
The Williams Cos. Inc.		7.750%	6/15/31	750,000	513,750
The Williams Cos. Inc.		8.750%	3/15/32	2,040,000	1,519,800
XTO Energy Inc.		7.500%	4/15/12	859,000	849,000
XTO Energy Inc.		6.250%	4/15/13	1,645,000	1,604,591
XTO Energy Inc.		5.750%	12/15/13	200,000	194,146
XTO Energy Inc.		5.650%	4/1/16	1,682,000	1,543,181

					31,109,574

Paper and Forest Products	0.4%
Willamette Industries Inc.		7.125%	7/22/13	1,839,000	1,811,658

Pharmaceuticals	0.3%
GlaxoSmithKline Capital Inc.		5.650%	5/15/18	1,690,000	1,775,054

Real Estate Investment Trusts (REITs)	0.3%
iStar Financial Inc.		5.500%	6/15/12	3,980,000	1,253,700
iStar Financial Inc.		5.950%	10/15/13	1,400,000	441,000

					1,694,700

Thrifts and Mortgage Finance	1.0%
Countrywide Financial Corp.		1.686%	3/24/09	1,170,000	1,160,481	B
Countrywide Financial Corp.		5.800%	6/7/12	4,400,000	4,288,473

					5,448,954

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Tobacco	1.0%
Altria Group Inc.		9.700%	11/10/18	$1,940,000	$2,096,810	E
Philip Morris International Inc.		5.650%	5/16/18	3,300,000	3,271,399

					5,368,209

Wireless Telecommunication Services	1.0%
New Cingular Wireless Services Inc.		8.125%	5/1/12	3,000,000	3,217,107
Sprint Capital Corp.		8.375%	3/15/12	2,669,000	2,135,200
Vodafone Group PLC		5.350%	2/27/12	70,000	69,107

					5,421,414

Total Corporate Bonds and Notes (Cost—$250,677,067)					203,084,009
Asset-Backed Securities	2.5%

Fixed Rate Securities	0.2%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	37,060	36,842
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	568,143	296,454
Green Tree Financial Corp. 1994-6		8.900%	1/15/20	98,665	98,340
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	618,201	610,472

					1,042,108

Indexed SecuritiesB	1.9%
AFC Home Equity Loan Trust 2003-3		0.821%	10/25/30	690,937	258,548	D
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		1.721%	6/25/37	2,338,602	1,984,523
Countrywide Asset-Backed Certificates 2002-BC1		1.131%	4/25/32	330,228	229,768
Countrywide Asset-Backed Certificates 2005-6 M1		0.961%	12/25/35	1,950,000	1,466,796
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		0.731%	3/25/31	213,298	179,348
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		0.611%	11/25/35	171,649	168,836
MSDWCC Heloc Trust 2003-1		0.741%	11/25/15	499,776	355,159
Nelnet Student Loan Trust 2008-4 A4		5.015%	4/25/24	1,140,000	923,553
Washington Mutual Master Note Trust 2006-A3A A3		1.225%	9/16/13	5,180,000	4,534,450	D

					10,100,981

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Variable Rate SecuritiesG	0.4%
Green Tree 2008-MH1 A2		8.960%	4/25/38	$2,170,000	$1,729,489	D

Total Asset-Backed Securities (Cost—$14,622,180)					12,872,578
Mortgage-Backed Securities	7.5%

Fixed Rate Securities	2.2%
CS First Boston Mortgage Securities Corp. 2005-9 3A1		6.000%	10/25/35	1,780,501	1,120,603
Fannie Mae Grantor Trust 2002-T3		5.763%	12/25/11	3,663,449	3,966,494
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	1,780,769	1,151,100	D
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,507,465	1,918,128
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006		6.000%	6/25/34	3,798,870	3,704,961

					11,861,286

Indexed SecuritiesB	3.3%
Bayview Commercial Asset Trust 2005-1A A2		0.821%	4/25/35	1,332,488	930,615	D
Bear Stearns Structured Products Inc. 2007-R11 A1A		1.071%	9/27/37	1,805,666	1,755,979	D
Citigroup Mortgage Loan Trust Inc. 2005-11 A3		4.900%	12/25/35	2,502,824	1,805,458
Countrywide Home Loans 2003-49		3.697%	10/25/33	427,666	408,319
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1		4.429%	7/25/33	1,184,200	1,148,369
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.068%	9/19/35	1,255,136	1,031,659
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.217%	11/25/37	2,860,414	1,763,417
MASTR Adjustable Rate Mortgages Trust 2004-13		3.788%	11/21/34	6,815,190	4,361,863
Structured Asset Mortgage Investments Inc. 2004-AR8 A1		0.921%	5/19/35	1,633,613	837,590
Wells Fargo Mortgage-Backed Securities Trust 2004-S		3.732%	9/25/34	3,525,000	3,456,805

					17,500,074

Variable Rate SecuritiesG	2.0%
Banc of America Funding Corp. 2005-B		5.092%	4/20/35	1,751,264	1,017,018
Bear Stearns Alt-A Trust 2005-2		4.687%	4/25/35	1,329,096	734,113

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A		5.298%	10/25/35	$1,531,864	$1,034,994
Countrywide Home Loans 2004-20		5.054%	9/25/34	465,187	276,741
JP Morgan Mortgage Trust 2004-A3 SF3		4.587%	6/25/34	1,775,209	1,368,597
Merrill Lynch Mortgage Investors Inc. 2005-A2		4.487%	2/25/35	1,357,495	825,180
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.851%	2/25/34	1,744,662	1,422,049
MLCC Mortgage Investors Inc. 2005-1 2A1		4.952%	4/25/35	617,922	391,916
MLCC Mortgage Investors Inc. 2005-1 2A2		4.952%	4/25/35	1,922,935	1,298,022
SACO I Trust 2007-VA1 A		8.964%	6/25/21	1,717,553	1,746,545	D
WaMu Mortgage Pass-Through Certificates 2004-AR11		4.537%	10/25/34	293,106	197,157

					10,312,332

Total Mortgage-Backed Securities (Cost—$49,907,467)					39,673,692
U.S. Government and Agency Obligations	9.5%

Fixed Rate Securities	6.0%
Fannie Mae		7.250%	1/15/10	162,000	172,977	H
Farmer Mac		4.875%	4/4/12	2,561,000	2,808,364
Farmer Mac		5.125%	4/19/17	2,800,000	3,160,108	D
Federal Home Loan Bank		3.625%	9/16/11	5,630,000	5,957,148
Federal Home Loan Bank		5.500%	7/15/36	130,000	166,599
Freddie Mac		3.750%	6/28/13	10,290,000	10,957,831	H
Freddie Mac		5.250%	4/18/16	4,210,000	4,793,948	H
Tennessee Valley Authority		5.625%	1/18/11	373,000	398,388
Tennessee Valley Authority		6.790%	5/23/12	2,747,000	3,153,496
Tennessee Valley Authority		5.980%	4/1/36	70,000	90,860
United States Treasury Bonds		8.875%	8/15/17	10,000	14,887

					31,674,606

Treasury Inflation-Protected SecuritiesI	3.5%
United States Treasury Inflation-Protected Security		2.000%	1/15/14	1,048,197	993,167
United States Treasury Inflation-Protected Security		1.875%	7/15/15	1,373,315	1,297,246
United States Treasury Inflation-Protected Security		2.000%	1/15/16	1,534,691	1,469,706
United States Treasury Inflation-Protected Security		2.500%	7/15/16	3,915,538	3,884,640	J

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.625%	7/15/17	$1,797,916	$1,842,443	J
United States Treasury Inflation-Protected Security		1.375%	7/15/18	904,194	845,633	J
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,579,179	1,552,036	J
United States Treasury Inflation-Protected Security		2.000%	1/15/26	1,005,299	946,945	J
United States Treasury Inflation-Protected Security		2.375%	1/15/27	64,457	64,754	J
United States Treasury Inflation-Protected Security		1.750%	1/15/28	5,708,342	5,273,972	J

					18,170,542

Total U.S. Government and Agency Obligations (Cost—$47,115,945)					49,845,148
U.S. Government Agency Mortgage- Backed Securities	21.1%

Fixed Rate Securities	18.2%
Fannie Mae		6.500%	6/1/14 to 9/1/37	1,490,136	1,550,127	H
Fannie Mae		8.000%	9/1/15	28,890	30,067	H
Fannie Mae		9.500%	4/15/21	27,346	29,664	H
Fannie Mae		5.000%	6/1/35 to 2/1/36	11,991,175	12,262,407	H
Fannie Mae		6.000%	10/1/36 to 10/1/37	18,109,897	18,664,951	H
Fannie Mae		5.500%	7/1/38	3,858,720	3,959,573	H
Fannie Mae		5.000%	12/1/38	22,670,000	23,144,664	H,K
Freddie Mac		6.500%	6/1/13 to 11/1/15	37,210	39,068	H
Freddie Mac		7.500%	4/1/17	977	1,008	H
Freddie Mac		9.300%	4/15/19	36,220	38,979	H
Freddie Mac		5.000%	11/1/35	422,937	432,801	H
Freddie Mac		5.500%	4/1/38	24,662,186	25,270,698	H
Freddie Mac		5.000%	12/1/38	491,000	501,741	H,K
Freddie Mac		5.500%	12/1/38	900,000	921,094	H,K
Freddie Mac		6.000%	12/1/38	100,000	103,000	H,K
Government National Mortgage Association		5.000%	12/1/38	8,100,000	8,302,500	K
Government National Mortgage Association		6.000%	12/1/38	100,000	103,156	K

					95,355,498

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage- Backed Securities—Continued

Indexed SecuritiesB	2.9%
Fannie Mae		4.516%	3/1/18	$16,836	$16,712	H
Fannie Mae		4.341%	11/1/34	422,817	424,276	H
Fannie Mae		4.223%	12/1/34	612,355	609,654	H
Fannie Mae		4.851%	1/1/35	2,883,100	2,933,323	H
Fannie Mae		3.787%	3/1/35	799,345	799,124	H
Fannie Mae		4.764%	4/1/35	735,225	737,991	H
Fannie Mae		5.740%	9/1/37	5,120,204	5,241,140	H
Freddie Mac		4.855%	1/1/19	7,163	7,162	H
Freddie Mac		4.360%	12/1/34	231,767	231,129	H
Freddie Mac		4.470%	12/1/34	1,144,306	1,154,412	H
Freddie Mac		4.101%	1/1/35	210,478	207,089	H
Freddie Mac		4.141%	1/1/35	378,010	377,199	H
Freddie Mac		4.679%	7/1/35	2,626,417	2,636,363	H

					15,375,574

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	4,060	3,784	F,H,L,M1
Freddie Mac		10.000%	3/1/21	3,535	611	F,H,M2

					4,395

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$108,006,480)					110,735,467
Yankee BondsN	8.6%

Aerospace and Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	938,643	901,754	D

Beverages	0.5%
Diageo Capital PLC		7.375%	1/15/14	2,620,000	2,790,958

Commercial Banks	2.2%
Barclays Bank PLC		7.434%	9/29/49	390,000	197,176	A,D
Barclays Bank PLC		7.700%	12/31/49	900,000	595,134	A,D
Glitnir Banki Hf		5.815%	1/21/11	4,430,000	210,425	B,C,D,O
Glitnir Banki Hf		6.329%	7/28/11	120,000	5,700	B,C,D,O
Glitnir Banki Hf		5.678%	1/18/12	100,000	4,750	B,C,D,O
Glitnir Banki Hf		6.375%	9/25/12	1,980,000	94,050	C,D,O
Glitnir Banki Hf		6.693%	6/15/16	910,000	137	A,C,D,O
HBOS Treasury Services PLC		4.000%	9/15/09	1,240,000	1,213,161	D

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Commercial Banks—Continued
Kaupthing Bank Hf		5.750%	10/4/11	$4,090,000	$245,400	C,D,O
Kaupthing Bank Hf		7.625%	2/28/15	1,590,000	95,400	C,D,F,O
Landsbanki Islands Hf		6.100%	8/25/11	2,330,000	40,775	C,D,O
Landsbanki Islands Hf		7.431%	12/31/49	1,830,000	275	A,C,D,O
Resona Preferred Global Securities		7.191%	12/29/49	4,640,000	2,209,048	A,D
Royal Bank of Scotland Group PLC		9.118%	3/31/49	2,431,000	2,075,432
RSHB Capital SA		6.299%	5/15/17	270,000	153,900	D
Santander Issuances		5.805%	6/20/16	1,030,000	926,642	A,D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	4,565,000	954,779	A,D
TuranAlem Finance BV		5.434%	1/22/09	970,000	911,800	B,D
VTB Capital SA for Vneshtorgbank		4.559%	11/2/09	1,850,000	1,619,693	B,D

					11,553,677

Diversified Financial Services	1.2%
Aiful Corp.		5.000%	8/10/10	3,491,000	1,919,348	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	3,402,000	2,370,252	A
TNK-BP Finance SA		6.875%	7/18/11	2,783,000	2,031,590	D

					6,321,190

Diversified Telecommunication Services	2.1%
Deutsche Telekom International Finance BV		8.500%	6/15/10	70,000	72,105	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	1,800,000	1,723,028
France Telecom SA		7.750%	3/1/11	2,428,000	2,554,994
Telecom Italia Capital SpA		5.250%	10/1/15	1,400,000	1,065,750
Telecom Italia Capital SpA		6.999%	6/4/18	2,000,000	1,622,500
Telefonica Emisiones S.A.U.		3.356%	2/4/13	5,230,000	4,195,475	B

					11,233,852

Energy Equipment and Services	0.3%
Transocean Inc.		5.250%	3/15/13	1,670,000	1,551,089

Foreign Government	N.M.
Russian Federation		7.500%	3/31/30	17,369	15,148	D

Industrial Conglomerates	0.4%
Tyco International Group SA		6.000%	11/15/13	2,358,000	2,212,547

Insurance	0.2%
Merna Reinsurance Ltd.		3.209%	6/30/12	1,300,000	1,173,770	B,D

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Metals and Mining	0.7%
Vale Overseas Ltd.		6.250%	1/23/17	$3,560,000		$3,356,368

Oil, Gas and Consumable Fuels	0.7%
Anadarko Finance Co.		6.750%	5/1/11	720,000		720,258
BP Capital Markets PLC		5.250%	11/7/13	1,250,000		1,304,920
Gazprom		6.212%	11/22/16	1,710,000		1,128,600	D
Gazprom		6.510%	3/7/22	940,000		559,300	D

						3,713,078

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	680,000		604,540

Total Yankee Bonds (Cost—$75,801,110)						45,427,971
Preferred Stocks	0.1%
Fannie Mae		8.250%		61,925	shs	51,398	H
Freddie Mac		8.375%		84,900		33,111	H
Home Ownership Funding Corp.		1.000%		600		59,130	D,F
Home Ownership Funding Corp. II		1.000%		1,800		177,390	D,F
Preferred Blocker Inc.		9.000%		238		59,500	D

Total Preferred Stocks (Cost—$5,672,235)						380,529

Total Long-Term Securities (Cost—$551,802,484)						462,019,394
Short-Term Securities	18.3%

U.S. Government and Agency Obligations	18.3%
Fannie Mae		0.000%	5/5/09	$38,600,000		38,567,036	H,L
Federal Home Loan Bank		0.000%	1/2/09	20,700,000		20,698,401	L
Federal Home Loan Bank		0.000%	1/15/09	37,100,000		37,066,816	L

Total Short-Term Securities (Cost—$96,199,023)						96,332,253
Total Investments (Cost—$648,001,507)P	106.2%					558,351,647
Other Assets Less Liabilities	(6.2)%					(32,460,155)

Net Assets	100.0%					$525,891,492

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedQ
Eurodollar Futures	March 2009	531	$3,133,357
Eurodollar Futures	June 2009	117	446,028
Eurodollar Futures	September 2009	16	110,945
U.S. Treasury Note Futures	March 2009	437	2,653,784
U.S. Treasury Note Futures	March 2009	248	156,932
U.S. Treasury Note Futures	March 2009	151	381,573

			$6,882,619

Options WrittenQ
Eurodollar Futures Call, Strike Price $97.63	September 2009	16	$(34,780)
Eurodollar Futures Call, Strike Price $98.25	March 2009	556	(639,930)
U.S. Treasury Note Futures Call, Strike Price $117.00	February 2009	188	(290,284)
U.S. Treasury Note Futures Call, Strike Price $118.00	February 2009	305	(2,215,790)
U.S. Treasury Note Futures Call, Strike Price $120.00	February 2009	181	(979,436)
U.S. Treasury Note Futures Put, Strike Price $110.00	February 2009	289	355,289
U.S. Treasury Note Futures Put, Strike Price $114.00	February 2009	181	44,344

			$(3,760,587)

N.M.—Not Meaningful.

A

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

C	Bond is currently in default.
D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.47% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
H	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
I

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	All or a portion of this security is collateral to cover futures and options contracts written.
K	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
M

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

N	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
O	Non-income producing.

Annual Report to Shareholders

P	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,707,448
Gross unrealized depreciation	(99,572,040)

Net unrealized depreciation	$(89,864,592)

Q	Options and futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Bond Portfolio

December 31, 2008

Assets:
Investment securities at market value (Cost—$551,802,484)		$462,019,394
Short-term securities at value (Cost—$96,199,023)		96,332,253
Restricted cash pledged for swaps		6,550,000
Interest receivable		5,323,078
Unrealized appreciation on swaps		2,619,417
Receivable for securities sold		1,417,633
Receivable for fund shares sold		480,236
Premium paid on open swaps		235,330
Amount receivable for open swaps		150,807

Total assets		575,128,148

Liabilities:
Payable for securities purchased	$33,083,105
Options written (Proceeds—$1,532,092)	5,292,679
Unrealized depreciation on swaps	3,912,677
Premium received on open swaps	1,960,128
Payable for Lehman settlement	1,774,545
Payable for fund shares repurchased	918,967
Futures variation margin payable	839,167
Income distribution payable	645,800
Due to Custodian	456,022
Accrued management fee	180,310
Amount payable for open swaps	46,040
Accrued expenses and other liabilities	127,216

Total liabilities		49,236,656

Net Assets		$525,891,492

Net assets consist of:
Accumulated paid-in-capital		$608,593,724
Undistributed net investment income		543,818
Accumulated net realized gain on investments, options, futures and swaps		4,575,038
Net unrealized depreciation on investments, options, futures and swaps		(87,821,088)

Net Assets		$525,891,492

Net Asset Value Per Share:
Institutional Class (51,063,763 shares outstanding)		$9.32
Institutional Select Class (5,390,108 shares outstanding)		$9.31

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest	$23,814,247		$37,979,550
Dividends	120,299		—
Income from securities loaned	721,753		494,752

Total income		$24,656,299		$38,474,302
Expenses:
Management fees	1,961,709		2,835,468
Audit and legal fees	85,919		91,840
Custodian fees	62,101		89,963
Directors’ fees and expenses	16,300		19,256
Registration fees	43,424		34,618
Reports to shareholders:
Institutional Class	14,714		2,405
Institutional Select Class	1,553		N/A
Transfer agent and shareholder servicing expense:
Institutional Class	33,507		34,592
Institutional Select Class	132		N/A
Fees recaptured	—		28,475
Other expenses	28,383		54,914

	2,247,742		3,191,531
Less: Fees waived	(1,131)		—
Compensating balance credits	(148)		(1,630)

Net expenses		2,246,463		3,189,901

Net Investment Income		22,409,836		35,284,401
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	2,624,691		2,718,068
Options	2,052,451		1,242,323
Futures	7,414,558		7,693,513
Swaps	(2,062,371)		71,775

		10,029,329		11,725,679
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps		(67,968,240)		(19,855,767)

Net Realized and Unrealized Loss on Investments		(57,938,911)		(8,130,088)

Change in Net Assets Resulting From Operations		$(35,529,075)		$27,154,313

A	For the period April 1, 2008 to December 31, 2008.
N/A—Not	applicable

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$22,409,836	$35,284,401	$30,716,282

Net realized gain/(loss)	10,029,329	11,725,679	(1,664,912)

Change in unrealized appreciation/(depreciation)	(67,968,240)	(19,855,767)	15,152,515

Change in net assets resulting from operations	(35,529,075)	27,154,313	44,203,885

Distributions to shareholders from:
Net investment income:
Institutional Class	(23,850,535)	(35,155,441)	(30,869,536)
Institutional Select Class	(511,463)	N/A	N/A

Net realized gain on investments:
Institutional Class	(9,280,041)	—	—

Change in net assets from fund share transactions:
Institutional Class	(160,875,180)	75,139,298	(113,092,171)
Institutional Select Class	49,065,033	N/A	N/A

Change in net assets	(180,981,261)	67,138,170	(99,757,822)

Net Assets:
Beginning of period	706,872,753	639,734,583	739,492,405

End of period	$525,891,492	$706,872,753	$639,734,583

Undistributed net investment income	$543,818	$1,507,535	$409,387

A	For the period April 1, 2008 to December 31, 2008.
N/A—Not	applicable

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
Net asset value, beginning of period	$10.30		$10.43		$10.21		$10.51		$11.01		$10.92

Investment operations:
Net investment income	.34	B	.52	B	.49	B	.44	C	.38	C	.44	C
Net realized and unrealized gain/(loss)	(.82)		(.14)		.22		(.20)		(.22)		.36

Total from investment operations	(.48)		.38		.71		.24		.16		.80

Distributions from:
Net investment income	(.37)		(.51)		(.49)		(.44)		(.38)		(.44)
Net realized gain on investments	(.13)		—		—		(.10)		(.28)		(.27)

Total distributions	(.50)		(.51)		(.49)		(.54)		(.66)		(.71)

Net asset value, end of period	$9.32		$10.30		$10.43		$10.21		$10.51		$11.01

Total return	(4.72	)%D	3.77%		7.17%		2.37%		1.66%		7.58%

Ratios to Average Net Assets:E
Total expenses	.46	%F	.45%		.46%		.47%		.46%		.47%
Expenses net of waivers, if any	.46	%F	.45%		.45%		.45%		.45%		.45%
Expenses net of all reductions	.46	%F	.45%		.45%		.45%		.45%		.45%
Net investment income	4.6	%F	5.0%		4.8%		4.3%		3.6%		4.0%

Supplemental Data:
Portfolio turnover rate	164.7	%D	239.0%		244.1%		266.1%		215.7%		255.1%
Net assets, end of period (in thousands)	$475,695		$706,873		$639,735		$739,492		$660,480		$587,229

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Intermediate Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	PERIOD ENDED DECEMBER 31, 2008G
Net asset value, beginning of period	$9.49

Investment operations:
Net investment income	.09	B
Net realized and unrealized loss	(.13)

Total from investment operations	(.04)

Distributions from:
Net investment income	(.14)

Total distributions	(.14)

Net asset value, end of period	$9.31

Total return	(.41	)%D

Ratios to Average Net Assets:E
Total expenses	.46	%F
Expenses net of waivers, if any	.45	%F
Expenses net of all reductions	.45	%F
Net investment income	4.5	%F

Supplemental Data:
Portfolio turnover rate	164.7	%D
Net assets, end of period (in thousands)	$50,196

G	For the period October 3, 2008 (commencement of operations) to December 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Intermediate Plus Bond Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

			Average Annual Total Returns
	Three Months	Nine Months	One Year	Three Years	Since InceptionA
Western Asset Intermediate Plus Bond Portfolio:
Institutional Class	+0.10%	-5.37%	-5.59%	+1.16%	+1.76%
Institutional Select Class	N/A	N/A	N/A	N/A	+4.32%
Barclays Capital Intermediate U.S. Government/Credit IndexB	+4.84%	+2.02%	+5.08%	+5.51%	+3.90%
Lipper Short-Intermediate Investment Grade Debt Funds Category AverageC	-0.33%	-3.50%	-2.82%	+1.84%	+1.51%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The gross expense ratio for both the Institutional and Institutional Select Classes was 0.58% and does not reflect fee waivers or reimbursements. The net expense ratio for both the Institutional and Institutional Select Classes was 0.45% and reflects fee waivers and/or reimbursements. As a result of a contractual expense limitation, total annual operating expenses for the Institutional Class will be waived or reimbursed at a rate of 0.13% of the Fund’s average daily net assets attributable to the Institutional Class until July 31, 2009. As a result of a contractual expense limitation, the ratio of expenses, other than taxes, interest, deferred organizational expenses, brokerage and extraordinary expenses, to average net assets will not exceed 0.45% for the Institutional Select Class until July 31, 2009.

All expenses shown include management fees and other expenses as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Intermediate Plus Bond Portfolio returned -5.37%. The Fund’s unmanaged benchmark, the Barclays Capital Intermediate U.S. Government/Credit Index, returned 2.02% over the same time frame. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average returned -3.50% for the same period.

A

The inception date of the Institutional Class is April 1, 2004. The inception date of the Institutional Select Class is November 10, 2008. Index returns are for periods beginning March 31, 2004. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

The impact of market conditions on the Fund’s performance was negative for the period ended December 31, 2008, with strategies also producing negative results. An emphasis on lower-quality credits and select Financials issues was a large detractor from performance as spreads soared in the wake of the subprime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads narrowed in April and May, but these gains were given back later in the period on deteriorating investor sentiment and poor earnings. A large exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to a lack of liquidity and uncertainty in that marketplace. During the period, a flight to safety occurred in both the U.S. and abroad. However, international treasuries did not do as well as U.S. Treasuries on a currency hedged basis; hence, relative to the benchmark, the Fund’s modest exposure to international treasuries had a negative impact on results. A modest U.S. Treasury Inflation-Protected Securities (“TIPS”)D exposure also had a negative impact as oil plunged to $40/barrel and inflation fears switched to deflation fears. A tactically-driven durationE posture contributed modestly to returns as bond yields rallied over the period. The portfolio’s yield curveF positioning detracted from performance as the spread between the two- and ten-year yields widened.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

D

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

E

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

F	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

N/A—Not applicable.

Annual Report to Shareholders

Expense Example

Western Asset Intermediate Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For the Institutional Class, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on November 10, 2008 (commencement of operations) and held through December 31, 2008.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until November 10, 2008.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$953.90	$2.41
Hypothetical (5% return before expenses)	1,000.00		1,022.74	2.50
Institutional Select Class:
Actual	$1,000.00	B	$1,043.20	$0.65	C
Hypothetical (5% return before expenses)	1,000.00		1,022.94	2.29

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.49% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

B	Beginning account value is as of November 10, 2008.
C

This calculation is based on expenses incurred from November 10, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.45% for the Institutional Select Class, multiplied by the number of days in the period (52) and divided by 365.

Annual Report to Shareholders

Performance Information

Western Asset Intermediate Plus Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on November 10, 2008, had a total return of 4.32% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A

Index returns are for periods beginning March 31, 2004. Formerly: Lehman Brothers Intermediate Government/Credit Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

Annual Report to Shareholders

Portfolio Composition (as of December 31, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s Portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C

Standard & Poor’s Rating Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

D	Preferred stocks do not have defined maturity dates.

Annual Report to Shareholders

Spread Duration

Western Asset Intermediate Plus Bond Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Security

LIGCI—Barclays Capital Intermediate U.S. Government/Credit Index

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Effective Duration

Western Asset Intermediate Plus Bond Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

LIGCI—Barclays Capital Intermediate U.S. Government/Credit Index

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Long-Term Securities	85.1%

Corporate Bonds and Notes	37.4%

Airlines	0.2%
Delta Air Lines Inc.		7.570%	11/18/10	$200,000		$168,000

Automobiles	0.5%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	380,000		296,405
Ford Motor Co.		7.450%	7/16/31	110,000		30,800
General Motors Corp.		8.375%	7/5/33	50,000	EUR	11,120
General Motors Corp.		8.375%	7/15/33	120,000		21,000

						359,325

Beverages	0.3%
Bottling Group LLC		6.950%	3/15/14	190,000		206,303

Capital Markets	2.3%
Goldman Sachs Capital II		5.793%	12/29/49	1,320,000		507,438	A
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	920,000		92	A,B,N
Lehman Brothers Holdings Capital Trust VIII		3.915%	5/29/49	20,000		2	B,C,N
Lehman Brothers Holdings Inc.		4.500%	7/26/10	140,000		13,300	B,N
Merrill Lynch and Co. Inc.		5.700%	5/2/17	420,000		372,102
Merrill Lynch and Co. Inc.		6.875%	4/25/18	220,000		230,126
Morgan Stanley		5.550%	4/27/17	310,000		255,993
The Bear Stearns Cos. Inc.		7.250%	2/1/18	330,000		361,632

						1,740,685

Chemicals	0.1%
The Dow Chemical Co.		5.700%	5/15/18	70,000		62,189

Commercial Banks	2.6%
Comerica Capital Trust II		6.576%	2/20/37	130,000		52,189	A
KeyBank NA		3.200%	6/15/12	300,000		311,689
SunTrust Capital VIII		6.100%	12/15/36	80,000		56,321	A
Wachovia Capital Trust III		5.800%	8/29/49	1,350,000		796,500	A
Wells Fargo and Co.		5.250%	10/23/12	270,000		275,004
Wells Fargo Capital X		5.950%	12/15/36	640,000		548,511

						2,040,214

Commercial Services and Supplies	0.6%
Waste Management Inc.		7.375%	8/1/10	460,000		466,158

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance	5.2%
American Express Co.		6.800%	9/1/66	$710,000	$367,532	A
Ford Motor Credit Co.		9.203%	4/15/09	1,200,000	1,158,000	C
Ford Motor Credit Co.		7.569%	1/13/12	1,160,000	754,000	C
GMAC LLC		6.875%	9/15/11	443,247	363,135	D
GMAC LLC		6.000%	12/15/11	747,000	604,278	D
GMAC LLC		7.500%	12/31/13	108,000	78,840	D
GMAC LLC		6.750%	12/1/14	24,000	16,488	D
GMAC LLC		8.000%	12/31/18	90,000	45,000	D
John Deere Capital Corp.		5.100%	1/15/13	100,000	98,386
Nelnet Inc.		7.400%	9/29/36	250,000	74,961	A
SLM Corp.		3.835%	1/27/14	700,000	472,406	C

					4,033,026

Diversified Financial Services	5.8%
AGFC Capital Trust I		6.000%	1/15/67	520,000	124,200	A,D
BAC Capital Trust XIII		2.396%	3/15/43	120,000	37,311	C
BAC Capital Trust XIV		5.630%	12/31/49	10,000	4,007	A
Bank of America Corp.		3.125%	6/15/12	480,000	498,807
Bank of America Corp.		8.000%	12/29/49	300,000	215,786	A
Beaver Valley II Funding		9.000%	6/1/17	203,000	190,310
Capmark Financial Group Inc.		5.875%	5/10/12	350,000	119,347	E
General Electric Capital Corp.		3.000%	12/9/11	470,000	485,910
General Electric Capital Corp.		6.375%	11/15/67	380,000	238,856	A
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	450,000	201,192	A,D
ILFC E-Capital Trust I		5.900%	12/21/65	170,000	54,487	A,D
JPMorgan Chase and Co.		2.125%	6/22/12	1,370,000	1,375,706
JPMorgan Chase Capital XXII		6.450%	2/2/37	380,000	311,407	A
The Williams Cos. Inc. Credit Linked Certificate Trust		6.750%	4/15/09	170,000	168,513	D
The Williams Cos. Inc. Credit Linked Certificate Trust		6.443%	5/1/09	255,000	254,274	C,D
TNK-BP Finance SA		7.500%	3/13/13	100,000	62,000	D
ZFS Finance USA Trust II		6.450%	12/15/65	240,000	112,092	A,D

					4,454,205

Diversified Telecommunication Services	0.7%
Citizens Communications Co.		7.875%	1/15/27	40,000	23,200
Embarq Corp.		6.738%	6/1/13	110,000	92,950
Embarq Corp.		7.082%	6/1/16	250,000	192,500
Qwest Communications International Inc.		5.649%	2/15/09	67,000	66,665	C

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services—Continued
Qwest Communications International Inc.		7.500%	2/15/14	$90,000	$64,350
Qwest Corp.		5.246%	6/15/13	70,000	52,150	C
Windstream Corp.		8.625%	8/1/16	30,000	26,550

					518,365

Electric Utilities	1.2%
Duke Energy Corp.		6.250%	1/15/12	200,000	207,235
Duke Energy Corp.		5.625%	11/30/12	160,000	162,945
Energy Future Holdings Corp.		11.250%	11/1/17	250,000	121,250	D,G
Exelon Corp.		6.750%	5/1/11	300,000	292,790
IPALCO Enterprises Inc.		7.250%	4/1/16	190,000	155,800	D

					940,020

Energy Equipment and Services	0.1%
Key Energy Services Inc.		8.375%	12/1/14	70,000	46,200

Food and Staples Retailing	0.8%
Safeway Inc.		6.500%	3/1/11	220,000	220,648
Wal-Mart Stores Inc.		4.250%	4/15/13	370,000	380,833

					601,481

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	200,000	189,494

Health Care Providers and Services	1.8%
DaVita Inc.		7.250%	3/15/15	30,000	28,500
HCA Inc.		8.750%	9/1/10	50,000	48,000
HCA Inc.		6.250%	2/15/13	30,000	18,750
HCA Inc.		6.750%	7/15/13	70,000	44,100
HCA Inc.		9.125%	11/15/14	10,000	9,275
HCA Inc.		9.250%	11/15/16	90,000	82,575
HCA Inc.		9.625%	11/15/16	60,000	46,800	G
Quest Diagnostics Inc.		7.500%	7/12/11	320,000	345,429
Tenet Healthcare Corp.		9.875%	7/1/14	170,000	136,850
UnitedHealth Group Inc.		6.000%	11/15/17	440,000	393,331
Universal Health Services Inc.		6.750%	11/15/11	240,000	231,588
WellPoint Inc.		5.875%	6/15/17	10,000	9,102

					1,394,300

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Independent Power Producers and Energy Traders	0.8%
Dynegy Holdings Inc.		7.750%	6/1/19	$70,000	$48,300
Edison Mission Energy		7.625%	5/15/27	70,000	54,250
Mirant Mid Atlantic LLC		9.125%	6/30/17	89,453	80,508
NRG Energy Inc.		7.375%	2/1/16	60,000	55,800
The AES Corp.		7.750%	10/15/15	50,000	42,000
The AES Corp.		8.000%	6/1/20	160,000	124,000	D
TXU Corp.		5.550%	11/15/14	480,000	224,269

					629,127

Insurance	1.3%
Allstate Life Global Funding Trust		5.375%	4/30/13	300,000	295,319
American International Group Inc.		5.850%	1/16/18	40,000	26,811
American International Group Inc.		8.250%	8/15/18	100,000	73,192	D
Genworth Life Insurance Co.		5.875%	5/3/13	190,000	142,093	D
MetLife Capital Trust IV		7.875%	12/15/37	450,000	282,313	A,D
MetLife Inc.		6.400%	12/15/36	10,000	6,000	A
Metropolitan Life Global Funding I		5.125%	4/10/13	190,000	177,034	D
The Travelers Cos. Inc.		6.250%	3/15/37	30,000	19,651	A

					1,022,413

IT Services	N.M.
SunGard Data Systems Inc.		10.250%	8/15/15	30,000	19,800

Machinery	N.M.
Terex Corp.		7.375%	1/15/14	20,000	17,400

Media	1.4%
CSC Holdings Inc.		7.625%	4/1/11	60,000	56,550
EchoStar DBS Corp.		7.125%	2/1/16	130,000	108,550
Idearc Inc.		8.000%	11/15/16	90,000	6,750
News America Inc.		5.300%	12/15/14	220,000	202,618
News America Inc.		6.650%	11/15/37	10,000	9,898
Time Warner Cable Inc.		8.250%	2/14/14	300,000	304,340
Time Warner Inc.		6.875%	5/1/12	200,000	192,139
Turner Broadcasting System Inc.		8.375%	7/1/13	130,000	126,787
Viacom Inc.		5.750%	4/30/11	60,000	54,491

					1,062,123

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Metals and Mining	0.7%
Alcoa Inc.		6.000%	7/15/13	$190,000	$171,795
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	410,000	336,200
Steel Dynamics Inc.		7.750%	4/15/16	50,000	34,625	D

					542,620

Multi-Utilities	0.6%
Dominion Resources Inc.		5.700%	9/17/12	280,000	277,250
Dominion Resources Inc.		8.875%	1/15/19	140,000	150,975

					428,225

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	140,000	103,988
JC Penney Corp. Inc.		5.750%	2/15/18	80,000	53,104
May Department Stores Co.		5.750%	7/15/14	210,000	133,237

					290,329

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	300,000	251,415

Oil, Gas and Consumable Fuels	5.2%
Anadarko Petroleum Corp.		5.950%	9/15/16	220,000	194,328
Chesapeake Energy Corp.		7.250%	12/15/18	55,000	42,900
El Paso Corp.		7.000%	5/15/11	80,000	72,783
El Paso Corp.		6.875%	6/15/14	540,000	435,950
El Paso Corp.		7.000%	6/15/17	200,000	156,521
Enbridge Energy Partners LP		9.875%	3/1/19	100,000	100,642
Energy Transfer Partners LP		9.700%	3/15/19	130,000	133,953
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	250,000	195,000	D
Kerr-McGee Corp.		6.875%	9/15/11	650,000	643,260
Kinder Morgan Energy Partners LP		6.000%	2/1/17	470,000	408,042
Occidental Petroleum Corp.		6.750%	1/15/12	200,000	208,333
Pemex Project Funding Master Trust		5.750%	3/1/18	250,000	220,625	D
SemGroup LP		8.750%	11/15/15	20,000	700	B,D,F,N
The Williams Cos. Inc.		5.883%	10/1/10	280,000	246,946	C,D
The Williams Cos. Inc.		6.375%	10/1/10	60,000	55,934	D
The Williams Cos. Inc.		7.875%	9/1/21	110,000	84,150
The Williams Cos. Inc.		7.500%	1/15/31	40,000	26,800
The Williams Cos. Inc.		7.750%	6/15/31	110,000	75,350
The Williams Cos. Inc.		8.750%	3/15/32	10,000	7,450
XTO Energy Inc.		7.500%	4/15/12	100,000	98,836
XTO Energy Inc.		6.250%	4/15/13	190,000	185,333

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
XTO Energy Inc.		5.650%	4/1/16	$460,000	$422,035

					4,015,871

Paper and Forest Products	0.2%
Weyerhaeuser Co.		6.750%	3/15/12	180,000	161,127

Pharmaceuticals	0.3%
GlaxoSmithKline Capital Inc.		5.650%	5/15/18	250,000	262,582

Real Estate Investment Trusts (REITs)	0.4%
iStar Financial Inc.		5.500%	6/15/12	470,000	148,050
iStar Financial Inc.		5.950%	10/15/13	310,000	97,650
Ventas Inc.		9.000%	5/1/12	30,000	26,700

					272,400

Real Estate Management and Development	N.M.
Realogy Corp.		12.375%	4/15/15	150,000	20,250

Road and Rail	N.M.
Hertz Corp.		10.500%	1/1/16	50,000	22,813

Semiconductors and Semiconductor Equipment	0.1%
Freescale Semiconductor Inc.		8.875%	12/15/14	90,000	39,600

Thrifts and Mortgage Finance	0.8%
Countrywide Financial Corp.		5.800%	6/7/12	600,000	584,792

Tobacco	0.9%
Altria Group Inc.		9.700%	11/10/18	290,000	313,441	E
Philip Morris International Inc.		5.650%	5/16/18	400,000	396,533

					709,974

Wireless Telecommunication Services	1.6%
New Cingular Wireless Services Inc.		8.125%	5/1/12	400,000	428,948
Sprint Capital Corp.		8.375%	3/15/12	590,000	472,000
Vodafone Group PLC		5.350%	2/27/12	330,000	325,792

					1,226,740

Total Corporate Bonds and Notes (Cost—$37,017,973)					28,799,566

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities	1.4%

Indexed SecuritiesC	1.4%
Countrywide Asset-Backed Certificates 2005-6 M1		0.961%	12/25/35	$320,000	$240,705
GSAA Home Equity Trust 2007-7 A4		0.741%	7/25/37	410,000	94,567
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		0.611%	11/25/35	24,416	24,016
Nelnet Student Loan Trust 2008-4 A4		5.015%	4/25/24	170,000	137,723
Washington Mutual Master Note Trust 2006-A3A A3		1.225%	9/15/13	700,000	612,763	D

Total Asset-Backed Securities (Cost—$1,419,167)					1,109,774
Mortgage-Backed Securities	3.4%

Fixed Rate Securities	0.5%
CS First Boston Mortgage Securities Corp. 2005-9 3A1		6.000%	10/25/35	292,449	184,060
Residential Accredit Loans Inc. 2006-QS8 A2		6.000%	8/25/36	400,000	204,000
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1		7.000%	3/25/34	15,665	14,016

					402,076

Indexed SecuritiesC	1.1%
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.068%	9/19/35	126,809	104,231
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.176%	11/25/37	391,838	241,564
MASTR Adjustable Rate Mortgages Trust 2004-13		3.788%	11/21/34	550,000	352,011
MLCC Mortgage Investors Inc. 2004-B		4.727%	5/25/29	10,993	7,527
Residential Accredit Loans Inc. 2007-QS1 2A2		0.831%	1/25/37	656,961	153,025

					858,358

Variable Rate SecuritiesH	1.8%
Banc of America Funding Corp. 2005-B		5.092%	4/20/35	142,675	82,856
Bear Stearns Alt-A Trust 2005-2		4.636%	4/25/35	100,424	55,468
Countrywide Home Loans 2004-20		4.828%	9/25/34	11,133	6,623
JP Morgan Mortgage Trust 2004-A3		4.301%	7/25/34	364,368	279,721
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1		5.652%	11/25/35	296,129	159,005	D
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.852%	2/25/34	241,090	196,509
MLCC Mortgage Investors Inc. 2005-1 2A1		4.957%	4/25/35	45,527	28,876
MLCC Mortgage Investors Inc. 2005-1 2A2		4.957%	4/25/35	147,964	99,879
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2		4.715%	6/25/34	140,878	85,032
Washington Mutual Inc. 2005-AR12		4.834%	10/25/35	359,452	269,217

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Washington Mutual Inc. 2005-AR4		4.668%	4/25/35	$300,000	$142,470

					1,405,656

Total Mortgage-Backed Securities (Cost—$4,176,625)					2,666,090
U.S. Government and Agency Obligations	16.9%

Fixed Rate Securities	13.3%
Farmer Mac		5.125%	4/19/17	400,000	451,444	D
Federal Home Loan Bank		4.500%	10/9/09	3,300,000	3,399,320
Federal Home Loan Bank		3.625%	9/16/11	3,760,000	3,978,486
Federal Home Loan Bank		5.000%	12/21/15	540,000	604,813
Federal Home Loan Bank		5.500%	7/15/36	10,000	12,815
Freddie Mac		5.250%	4/18/16	1,080,000	1,229,802	I
Tennessee Valley Authority		5.625%	1/18/11	10,000	10,681
Tennessee Valley Authority		6.790%	5/23/12	210,000	241,075
Tennessee Valley Authority		5.980%	4/1/36	10,000	12,980
United States Treasury Bonds		8.875%	8/15/17	30,000	44,660
United States Treasury Notes		1.500%	12/31/13	300,000	299,320

					10,285,396

Treasury Inflation-Protected SecuritiesJ	3.6%
United States Treasury Inflation-Protected Security		2.000%	1/15/14	211,046	199,966	K
United States Treasury Inflation-Protected Security		1.875%	7/15/15	144,794	136,774	K
United States Treasury Inflation-Protected Security		2.000%	1/15/16	196,475	188,156	K
United States Treasury Inflation-Protected Security		2.500%	7/15/16	590,013	585,357	K
United States Treasury Inflation-Protected Security		2.625%	7/15/17	250,872	257,085	K
United States Treasury Inflation-Protected Security		1.375%	7/15/18	130,606	122,147	K
United States Treasury Inflation-Protected Security		2.375%	1/15/25	80,453	79,070	K
United States Treasury Inflation-Protected Security		2.000%	1/15/26	109,153	102,817	K
United States Treasury Inflation-Protected Security		2.375%	1/15/27	5,371	5,396	K
United States Treasury Inflation-Protected Security		1.750%	1/15/28	1,147,873	1,060,527	K

					2,737,295

Total U.S. Government and Agency Obligations (Cost—$12,464,581)					13,022,691

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities	17.2%

Fixed Rate Securities	15.0%
Fannie Mae		5.000%	6/1/35 to 2/1/36	$1,754,623	$1,794,332	I
Fannie Mae		5.500%	7/1/38	673,026	690,616	I
Fannie Mae		5.000%	12/1/38	3,220,000	3,287,420	I,L
Fannie Mae		5.500%	12/1/38	400,000	410,000	I,L
Freddie Mac		5.500%	4/1/38	3,831,973	3,926,523	I
Freddie Mac		5.000%	12/1/38	100,000	102,187	I,L
Freddie Mac		5.500%	12/1/38	100,000	102,344	I,L
Government National Mortgage Association		5.000%	12/1/38	1,200,000	1,230,000	L

					11,543,422

Indexed SecuritiesC	2.2%
Fannie Mae		4.348%	12/1/34	412,534	412,180	I
Fannie Mae		4.519%	9/1/35	196,790	198,839	I
Fannie Mae		5.856%	8/1/37	366,155	380,404	I
Freddie Mac		4.101%	1/1/35	16,056	15,797	I
Freddie Mac		4.141%	1/1/35	27,868	27,808	I
Freddie Mac		6.091%	9/1/37	683,084	699,151	I

					1,734,179

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$12,961,528)					13,277,601
Yankee BondsM	8.7%

Beverages	0.2%
Diageo Capital PLC		7.375%	1/15/14	140,000	149,135

Commercial Banks	1.9%
Banco Santiago SA		2.536%	12/9/09	200,000	195,974	C,D
Barclays Bank PLC		7.700%	12/31/49	100,000	66,126	A,D
Glitnir Banki Hf		5.815%	1/21/11	640,000	30,400	B,C,D,N
Glitnir Banki Hf		5.678%	1/18/12	100,000	4,750	B,C,D,N
Glitnir Banki Hf		6.375%	9/25/12	260,000	12,350	B,D,N
Glitnir Banki Hf		6.693%	6/15/16	100,000	15	A,B,D,N
Kaupthing Bank Hf		5.750%	10/4/11	580,000	34,800	B,D,N
Kaupthing Bank Hf		7.625%	2/28/15	360,000	21,600	B,D,F,N
Landsbanki Islands Hf		6.100%	8/25/11	330,000	5,775	B,D,N
Landsbanki Islands Hf		7.431%	10/19/17	250,000	38	A,B,D,N
Resona Preferred Global Securities		7.191%	12/29/49	680,000	323,740	A,D
Royal Bank of Scotland Group PLC		9.118%	3/31/49	180,000	153,672
Santander Issuances		5.805%	6/20/16	140,000	125,951	A,D

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Commercial Banks—Continued
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	$650,000	$135,949	A,D
TuranAlem Finance BV		5.434%	1/22/09	130,000	122,200	C,D
VTB Capital SA for Vneshtorgbank		4.559%	11/2/09	280,000	245,143	C,D

					1,478,483

Diversified Financial Services	1.0%
Aiful Corp.		5.000%	8/10/10	390,000	214,422	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	450,000	313,525	A
TNK-BP Finance SA		6.875%	7/18/11	380,000	277,400	D

					805,347

Diversified Telecommunication Services	3.7%
British Telecommunications PLC		8.625%	12/15/10	350,000	360,045	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	500,000	478,619
France Telecom SA		7.750%	3/1/11	400,000	420,922
Intelsat Bermuda Ltd.		11.250%	6/15/16	30,000	27,300
Koninklijke (Royal) KPN NV		8.000%	10/1/10	450,000	454,141
Telecom Italia Capital SpA		5.250%	10/1/15	420,000	319,725
Telecom Italia Capital SpA		6.999%	6/4/18	110,000	89,237
Telefonica Emisiones S.A.U.		3.356%	2/4/13	680,000	545,492	C
VIP Finance Ireland Ltd		8.375%	4/30/13	260,000	166,400	D

					2,861,881

Energy Equipment and Services	0.3%
Transocean Inc.		5.250%	3/15/13	220,000	204,335

Foreign Government	N.M.
United Mexican States		6.750%	9/27/34	9,000	9,495

Industrial Conglomerates	0.6%
Tyco International Group SA		6.000%	11/15/13	460,000	431,625

Metals and Mining	0.7%
Evraz Group SA		8.875%	4/24/13	220,000	112,200	D
Vale Overseas Ltd.		6.250%	1/23/17	370,000	348,836
Vedanta Resources PLC		8.750%	1/15/14	130,000	78,000	D

					539,036

Oil, Gas and Consumable Fuels	0.2%
Gazprom		6.212%	11/22/16	40,000	26,400	D
Gazprom		6.510%	3/7/22	110,000	65,450	D

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee Bonds—Continued

Oil, Gas and Consumable Fuels—Continued
OPTI Canada Inc.		8.250%	12/15/14	$100,000		$54,000

						145,850

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	100,000		88,903

Total Yankee Bonds (Cost—$11,294,819)						6,714,090
Preferred Stocks	0.1%
Fannie Mae		8.250%		8,850	shs	7,346	I
Freddie Mac		8.375%		12,075		4,709	I
Preferred Block Inc.		9.000%		258		64,500	D

Total Preferred Stocks (Cost—$583,049)						76,555

Total Long-Term Securities (Cost—$79,917,742)						65,666,367
Short-Term Securities	21.2%

U.S. Government and Agency Obligations	21.2%
Fannie Mae		0.000%	5/5/09	$6,500,000		6,494,449	I,O
Fannie Mae		0.000%	5/18/09	443,000		442,582	I,K,O
Federal Home Loan Bank		0.000%	1/2/09	2,900,000		2,899,776	O
Federal Home Loan Bank		0.000%	1/15/09	6,500,000		6,494,186	O

Total Short-Term Securities (Cost—$16,308,386)						16,330,993
Total Investments (Cost—$96,226,128)P	106.3%					81,997,360
Other Assets Less Liabilities	(6.3)%					(4,847,812)

Net Assets	100.0%					$77,149,548

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Purchased Q
Eurodollar Futures	March 2009	78	$436,885
Eurodollar Futures	June 2009	17	63,102
Eurodollar Futures	September 2009	3	20,785
German Euro Bund Futures	March 2009	13	2,273
U.S. Treasury Note Futures	March 2009	45	255,705
U.S. Treasury Note Futures	March 2009	81	187,790
U.S. Treasury Note Futures	March 2009	24	60,930

			$1,027,470

Annual Report to Shareholders

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Options WrittenQ
Eurodollar Futures Call, Strike Price $97.63	September 2009	3	$(6,246)
Eurodollar Futures Call, Strike Price $98.25	March 2009	79	(91,208)
U.S. Treasury Note Futures Call, Strike Price $117.00	February 2009	18	(27,793)
U.S. Treasury Note Futures Call, Strike Price $118.00	February 2009	45	(326,959)
U.S. Treasury Note Futures Call, Strike Price $120.00	February 2009	27	(146,104)
U.S. Treasury Note Futures Put, Strike Price $110.00	February 2009	43	52,863
U.S. Treasury Note Futures Put, Strike Price $114.00	February 2009	27	6,615

			$(538,832)

N.M.—Not Meaningful.

A

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B	Bond is currently in default.
C

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.68% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
I	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
J

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

K	All or a portion of this security is collateral to cover futures and options contracts written.
L	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
N	Non-income producing.
O	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
P	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,170,503
Gross unrealized depreciation	(15,796,640)

Net unrealized depreciation	$(14,626,137)

QOptions	and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

EUR—Euro

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Plus Bond Portfolio

December 31, 2008

Assets:
Investment securities at market value (Cost—$79,917,742)		$65,666,367
Short-term securities at value (Cost—$16,308,386)		16,330,993
Cash		144,003
Foreign currency at value (Cost—$5)		5
Receivable for securities sold		1,608,071
Interest receivable		837,017
Restricted cash pledged for swaps		600,000
Unrealized appreciation on swaps		346,881
Unrealized appreciation of forward foreign currency contracts		257,268
Premium paid on open swaps		35,213
Amounts receivable for open swaps		21,294
Deposits with brokers for open futures contracts		16,345

Total assets		85,863,457

Liabilities:
Payable for securities purchased	$6,369,182
Options written (Proceeds—$214,812)	753,644
Unrealized depreciation on swaps	428,977
Premium received on open swaps	402,381
Payable for Lehman settlement	273,007
Unrealized depreciation of forward foreign currency contracts	194,231
Futures variation margin payable	110,078
Income distribution payable	84,736
Amounts payable for open swaps	19,041
Accrued management fee	15,580
Accrued expenses and other liabilities	63,052

Total liabilities		8,713,909

Net Assets		$77,149,548

Net assets consist of:
Accumulated paid-in-capital		$91,924,637
Overdistributed net investment income		(185,602)
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(830,924)
Net unrealized depreciation on investments, options, futures and swaps		(13,758,563)

Net Assets		$77,149,548

Net Asset Value Per Share:
Institutional Class (8,203,657 shares outstanding)		$8.54
Institutional Select Class (826,840 shares outstanding)		$8.53

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Plus Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest	$3,686,105		$5,527,905
Dividends	15,447		—

Total income		$3,701,552		$5,527,905

Expenses:
Management fees	287,933		404,576
Audit and legal fees	76,548		79,762
Custodian fees	25,549		37,719
Directors’ fees and expenses	2,687		3,572
Registration fees	34,275		6,395
Reports to shareholders:
Institutional Class	363		11,975
Institutional Select Class	—		N/A
Transfer agent and shareholder servicing expense:
Institutional Class	10,892		14,104
Institutional Select Class	93		N/A
Other expenses	22,260		24,241

	460,600		582,344
Less: Fees waived	(106,270)		(124,716)
Compensating balance credits	(132)		(2,481)

Net expenses		354,198		455,147

Net Investment Income		3,347,354		5,072,758
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(915,845)		573,728
Options	495,802		175,472
Futures	1,310,141		935,985
Swaps	(309,083)		1,405
Foreign currency transactions	132,537		(220)

		713,552		1,686,370
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures and swaps	(9,625,845)		(4,385,681)
Assets and liabilities denominated in foreign currency	2,117		(1,414)

		(9,623,728)		(4,387,095)

Net Realized and Unrealized Loss on Investments		(8,910,176)		(2,700,725)

Change in Net Assets Resulting From Operations		$(5,562,822)		$2,372,033

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Plus Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$3,347,354	$5,072,758	$3,918,725

Net realized gain	713,552	1,686,370	225,039

Change in unrealized appreciation/(depreciation)	(9,623,728)	(4,387,095)	1,511,215

Change in net assets resulting from operations	(5,562,822)	2,372,033	5,654,979

Distributions to shareholders from:
Net investment income:
Institutional Class	(3,930,720)	(4,962,617)	(3,920,425)
Institutional Select Class	(114,207)	N/A	N/A

Net realized gain on investments:
Institutional Class	(2,548,887)	(254,925)	—

Change in net assets from fund share transactions:
Institutional Class	(28,378,624)	26,837,152	15,179,431
Institutional Select Class	6,871,040	N/A	N/A

Change in net assets	(33,664,220)	23,991,643	16,913,985

Net Assets:
Beginning of period	110,813,768	86,822,125	69,908,140

End of period	$77,149,548	$110,813,768	$86,822,125

(Overdistributed)/Undistributed net investment income	$(185,602)	$34,069	$(32,207)

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007		2006		2005
Net asset value, beginning of period	$9.67		$9.95		$9.74		$9.86		$10.00

Investment operations:
Net investment income	.32	B	.49	B	.45	B	.40	C	.32	C
Net realized and unrealized gain/(loss)	(.81)		(.26)		.21		(.11)		(.14)

Total from investment operations	(.49)		.23		.66		.29		.18

Distributions from:
Net investment income	(.40)		(.49)		(.45)		(.41)		(.32)
Net realized gain on investments	(.24)		(.02)		—		—		—

Total distributions	(.64)		(.51)		(.45)		(.41)		(.32)

Net asset value, end of period	$8.54		$9.67		$9.95		$9.74		$9.86

Total return	(5.37	)%D	2.35%		6.98%		2.99%		1.81%

Ratios to Average Net Assets:E
Total expenses	.64	%F	.58%		.63%		.76%		1.22%
Expenses net of waivers, if any	.49	%F	.45%		.45%		.45%		.45%
Expenses net of all reductions	.49	%F	.45%		.45%		.45%		.45%
Net investment income	4.7	%F	5.0%		4.6%		4.1%		3.1%

Supplemental Data:
Portfolio turnover rate	181.5	%D	300.0%		312.2%		368.6%		463.5%
Net assets, end of period (in thousands)	$70,093		$110,814		$86,822		$69,908		$40,637

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Intermediate Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	PERIOD ENDED DECEMBER 31, 2008G
Net asset value, beginning of period	$8.31

Investment operations:
Net investment income	.05	B
Net realized and unrealized gain	.31

Total from investment operations	.36

Distributions from:
Net investment income	(.14)

Total distributions	(.14)

Net asset value, end of period	$8.53

Total return	4.32	%D

Ratios to Average Net Assets:E
Total expenses	.63	%F
Expenses net of waivers, if any	.45	%F
Expenses net of all reductions	.45	%F
Net investment income	4.6	%F

Supplemental Data:
Portfolio turnover rate	181.5	%D
Net assets, end of period (in thousands)	$7,057

G	For the period November 10, 2008 (commencement of operations) to December 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Limited Duration Bond Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

				Average Annual Total Returns
	Three Months	Nine Months	One Year	Three Years	Five Years	Since InceptionA
Western Asset Limited Duration Bond Portfolio:
Institutional Class	-4.06%	-9.23%	-13.16%	-2.67%	-0.77%	-0.69%
Institutional Select Class	N/A	N/A	N/A	N/A	N/A	-0.96%
Merrill Lynch 1-3 Year Treasury IndexB	+2.69%	+3.52%	+6.61%	+5.96%	+4.06%	+3.89%
Lipper Short-Intermediate Investment Grade Debt Funds Category AverageC	-0.33%	-3.50%	-2.82%	+1.84%	+1.80%	+1.76%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The gross expense ratios for the Institutional and Institutional Select Classes were 0.51% and 0.50%, respectively, and do not reflect fee waivers or reimbursements. The net expense ratio for the Institutional and Institutional Select Classes were 0.41% and 0.40%, respectively, and reflect contractual fee waivers and/or reimbursements. As a result of a contractual expense limitation, total annual operating expenses for the Institutional Class will be waived or reimbursed at a rate of 0.10% of the Fund’s average daily net assets attributable to the Institutional Class until July 31, 2009. As a result of a contractual expense limitation, the ratio of expenses, other than taxes, interest, deferred organizational expenses, brokerage and extraordinary expenses, to average net assets will not exceed 0.40% for the Institutional Select Class until July 31, 2009.

All expenses shown include management fees and other expenses as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Limited Duration Bond Portfolio returned -9.23%. The Fund’s unmanaged benchmark, the Merrill Lynch 1-3 Year Treasury Index, returned 3.52% over the same time frame. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average returned -3.50% for the same period.

A

The inception date of the Institutional Class is October 1, 2003. The inception date of the Institutional Select Class is October 29, 2008. Index returns are for periods beginning September 30, 2003. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

The impact of market conditions on the Fund’s performance was negative for the period ended December 31, 2008, with strategies also producing negative results. An emphasis on lower-quality credits and select Financials issues was also a large detractor from performance as spreads soared in the wake of the subprime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads narrowed in April and May, but these gains were given back later in the period on deteriorating investor sentiment and poor earnings. A large exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to a lack of liquidity and uncertainty in that marketplace. A modest U.S. Treasury Inflation-Protected Securities (“TIPS”)D exposure also had a negative impact as oil plunged to $40/barrel and inflation fears switched to deflation fears. A tactically-driven durationE and yield curveF posture contributed modestly to returns as overall bond yields rallied and the spread between two- and ten-year yields widened over the period.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance.

D

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

E

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

F	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

N/A—Not applicable.

Annual Report to Shareholders

Expense Example

Western Asset Limited Duration Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period. For the Institutional Class, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on October 29, 2008 (commencement of operations) and held through December 31, 2008.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because each example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until October 29, 2008.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$912.60	$2.22
Hypothetical (5% return before expenses)	1,000.00		1,022.84	2.35
Institutional Select Class:
Actual	$1,000.00	B	$990.40	$0.70	C
Hypothetical (5% return before expenses)	1,000.00		1,023.19	2.04

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.46% for the Institutional Class, multiplied by the average value over the period, multiplied by the number of days in the most recent half-year (184), and divided by 365.

B	Beginning account value is as of October 29, 2008 (commencement of operations).
C

This calculation is based on expenses incurred from October 29, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expense Paid” is equal to the annualized expense ratio of 0.40% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the period (64) and divided by 365.

Annual Report to Shareholders

Performance Information

Western Asset Limited Duration Bond Portfolio

The graph compares the Fund’s total returns to that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select Class shares, which began operations on October 29, 2008, had a total return of -0.96% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2003.

Annual Report to Shareholders

Portfolio Composition (as of December 31, 2008)B

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B

The pie charts above represent the composition of the Fund’s portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

C

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

Annual Report to Shareholders

Spread Duration

Western Asset Limited Duration Bond Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

136

ABS—Asset Backed Security

MLTI—Merrill Lynch 1-3 Year Treasury Index

CMBS—Commercial Mortgage Backed Securities

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Effective Duration

Western Asset Limited Duration Bond Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Security

MLTI—Merrill Lynch 1-3 Year Treasury Index

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	94.6%

Corporate Bonds and Notes	28.6%

Aerospace and Defense	0.3%
United Technologies Corp.		5.375%	12/15/17	$240,000	$242,615

Air Freight and Logistics	0.3%
United Parcel Service Inc.		4.500%	1/15/13	200,000	206,308

Airlines	1.2%
Continental Airlines Inc.		7.056%	9/15/09	50,000	48,000
Continental Airlines Inc.		6.900%	1/2/18	305,169	244,135
Continental Airlines Inc.		6.545%	8/2/20	275,658	220,526
Continental Airlines Inc.		6.703%	6/15/21	199,128	149,346
Northwest Airlines Inc.		2.968%	5/20/14	439,302	307,511	A

					969,518

Capital Markets	2.6%
Goldman Sachs Capital II		5.793%	12/29/49	1,440,000	553,569	B
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	570,000	57	B,C,Q
Lehman Brothers Holdings Inc.		6.500%	7/19/17	200,000	20	C,Q
Merrill Lynch and Co. Inc.		6.050%	8/15/12	400,000	394,632
Merrill Lynch and Co. Inc.		6.150%	4/25/13	450,000	445,900
Morgan Stanley		6.600%	4/1/12	200,000	193,358
The Bear Stearns Cos. Inc.		6.400%	10/2/17	230,000	239,011
The Goldman Sachs Group Inc.		6.600%	1/15/12	210,000	207,200

					2,033,747

Chemicals	0.1%
The Dow Chemical Co.		5.700%	5/15/18	60,000	53,304

Commercial Banks	3.5%
HSBC Bank PLC		7.333%	7/20/12	500,000	252,500	A,D
HSBC Bank PLC		7.468%	8/20/12	40,000	21,468	A
Keycorp		2.646%	12/15/10	1,300,000	1,304,772	A
SunTrust Capital VIII		6.100%	12/15/36	60,000	42,241	B
Wachovia Capital Trust III		5.800%	3/15/42	1,270,000	749,300	B
Wells Fargo Capital X		5.950%	12/15/36	150,000	128,557	B
Wells Fargo Capital XIII		7.700%	12/29/49	290,000	239,340	B

					2,738,178

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Consumer Finance	2.6%
American Express Bank FSB		3.150%	12/9/11	$1,300,000	$1,310,349
American Express Co.		6.800%	9/1/66	300,000	155,295	B
GMAC LLC		7.500%	12/31/13	153,000	111,690	D
GMAC LLC		8.000%	12/31/18	127,500	63,750	D
Nelnet Inc.		7.400%	9/29/36	280,000	83,957	B
SLM Corp.		8.450%	6/15/18	420,000	332,061

					2,057,102

Diversified Financial Services	7.2%
AGFC Capital Trust I		6.000%	1/15/67	630,000	150,474	B,D
Bank of America Corp.		8.000%	12/29/49	300,000	215,786	B
Capmark Financial Group Inc.		5.875%	5/10/12	300,000	102,297	E
Citigroup Inc.		5.000%	9/15/14	500,000	439,791
General Electric Capital Corp.		5.000%	12/1/10	270,000	274,403
General Electric Capital Corp.		3.000%	12/9/11	1,500,000	1,550,775
General Electric Capital Corp.		3.116%	12/9/11	1,200,000	1,220,376	A
General Electric Capital Corp.		6.375%	11/15/67	450,000	282,856	B
IBM International Group Capital LLC		5.050%	10/22/12	540,000	563,454
JPMorgan Chase Bank NA		5.085%	2/11/11	805,000	673,008	A
TNK-BP Finance SA		7.500%	3/13/13	110,000	68,200	D
ZFS Finance USA Trust III		3.146%	12/15/65	540,000	163,350	A,D

					5,704,770

Diversified Telecommunication Services	0.3%
Qwest Corp.		8.875%	3/15/12	130,000	120,250
Verizon Communications Inc.		8.750%	11/1/18	120,000	140,787

					261,037

Electric Utilities	0.7%
FirstEnergy Corp.		6.450%	11/15/11	110,000	103,978
Ohio Edison Co. Credit Linked Certificate Trust		5.647%	6/15/09	20,000	19,573	D,E
Pacific Gas and Electric Co.		4.800%	3/1/14	400,000	392,822

					516,373

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	200,000	189,494

Health Care Providers and Services	0.3%
Quest Diagnostics Inc.		5.125%	11/1/10	180,000	174,722
UnitedHealth Group Inc.		4.875%	2/15/13	110,000	102,699

					277,421

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued
IT Services	0.9%
Electronic Data Systems Corp.		7.125%	10/15/09	$690,000	$701,471

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		7.250%	11/15/13	10,000	6,450

Media	2.4%
Clear Channel Communications Inc.		4.250%	5/15/09	760,000	668,800
Comcast Cable Communications Inc.		6.875%	6/15/09	300,000	301,406
Comcast Cable Communications Inc.		6.750%	1/30/11	200,000	200,760
The Walt Disney Co.		4.700%	12/1/12	160,000	164,669
Time Warner Cable Inc.		8.250%	2/14/14	140,000	142,025
Time Warner Inc.		5.500%	11/15/11	400,000	375,846

					1,853,506

Multi-Utilities	0.5%
Dominion Resources Inc.		4.750%	12/15/10	400,000	395,515

Multiline Retail	0.1%
Federated Retail Holdings Inc.		5.350%	3/15/12	150,000	111,416

Office Electronics	0.2%
Xerox Corp.		5.500%	5/15/12	170,000	142,468

Oil, Gas and Consumable Fuels	3.1%
Devon Financing Corp. ULC		6.875%	9/30/11	260,000	262,382
El Paso Natural Gas Co.		5.950%	4/15/17	370,000	294,010
Energy Transfer Partners LP		9.700%	3/15/19	90,000	92,737
Hess Corp.		6.650%	8/15/11	420,000	419,833
Kinder Morgan Energy Partners LP		6.750%	3/15/11	310,000	301,519
Occidental Petroleum Corp.		7.000%	11/1/13	540,000	589,380
Pemex Project Funding Master Trust		2.820%	12/3/12	220,000	183,700	A,D
XTO Energy Inc.		5.650%	4/1/16	290,000	266,066

					2,409,627

Real Estate Investment Trusts (REITs)	0.4%
iStar Financial Inc.		2.336%	9/15/09	300,000	171,000	A
iStar Financial Inc.		5.650%	9/15/11	500,000	160,000

					331,000

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued
Thrifts and Mortgage Finance	0.8%
Countrywide Financial Corp.		1.686%	3/24/09	$570,000	$565,363	A
Countrywide Financial Corp.		5.800%	6/7/12	60,000	58,479

					623,842

Tobacco	0.4%
Philip Morris International Inc.		4.875%	5/16/13	300,000	300,859

Wireless Telecommunication Services	0.5%
Vodafone Group PLC		5.350%	2/27/12	400,000	394,900

Total Corporate Bonds and Notes (Cost—$27,664,764)					22,520,921
Asset-Backed Securities	9.3%

Fixed Rate Securities	1.7%
Countryplace Manufactured Housing Contract Trust 2007-1 A1		5.484%	7/15/37	28,281	27,870	D
Countryplace Manufactured Housing Contract Trust 2007-1 A2		5.232%	7/15/37	500,000	439,928	D
Drive Auto Receivables Trust 2006-1 A4		5.540%	12/16/13	600,000	552,209	D
Prestige Auto Receivables Trust 2005-1A		4.370%	6/16/12	67,437	61,771	D
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	33,160	32,746
Wells Fargo Financial Auto Owner Trust 2005-A A4		4.280%	5/15/12	262,502	255,520

					1,370,044

Indexed SecuritiesA	6.9%
AESOP Funding II LLC 2004-2A		0.728%	4/20/10	333,337	316,906	D
Ameriquest Mortgage Securities Inc. 2005-R11 A2D		0.801%	1/25/36	240,000	143,112
Asset Backed Funding Certificates 2004-OPT2 M1		1.021%	8/25/33	180,000	108,841
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1		0.631%	6/25/35	140,757	136,105
Bayview Financial Acquisition Trust 2004-C		1.101%	5/28/44	69,540	53,168
Bayview Financial Acquisition Trust 2006-D 2A4		0.751%	12/28/36	529,789	308,390
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2		0.741%	9/25/35	64,454	63,156
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1		0.871%	9/25/46	339,679	231,989
Bear Stearns Asset-Backed Securities Trust 2006-SD2		0.671%	6/25/36	287,665	245,216

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Asset-Backed Certificates 2007-SE1 1A1		1.021%	5/25/47	$847,652	$504,244	D
Countrywide Home Equity Loan Trust 2004-O		1.475%	2/15/34	54,149	15,853
Ellington Loan Acquisition Trust 2007-1 A2A1		1.471%	5/26/37	258,951	225,299	D
MASTR Specialized Loan Trust 2006-3 A		0.731%	6/25/46	489,698	336,109	D
Morgan Stanley Mortgage Loan Trust 2006-12XS		0.591%	10/25/36	213,851	183,022
Nelnet Student Loan Trust 2008-4 A4		5.015%	4/25/24	1,090,000	883,046
Origen Manufactured Housing 2006-A		1.345%	11/15/18	443,028	368,902
Residential Asset Securities Corp. 2006-KS1 A4		0.771%	2/25/36	310,000	189,375
SACO I Trust 2006-3 A3		0.701%	4/25/36	739,170	127,501
SLM Student Loan Trust 2007-6 A1		3.705%	4/27/15	431,066	421,692
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1		1.071%	11/25/34	240,000	147,404
Superior Wholesale Inventory Financing Trust 2004-A10		1.295%	9/15/11	500,000	412,938

					5,422,268

Variable Rate SecuritiesG	0.7%
Green Tree 2008-MH1 A1		7.000%	4/25/38	580,389	507,840	D

Total Asset-Backed Securities (Cost—$9,692,399)					7,300,152
Mortgage-Backed Securities	8.2%

Fixed Rate Securities	0.6%
Residential Asset Mortgage Products Inc. 2004-SL1		7.000%	11/25/31	97,977	98,433
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	23,496	23,977
Residential Asset Mortgage Products Inc. 2005-SL1		8.000%	5/25/32	462,857	325,592

					448,002

Indexed SecuritiesA	5.5%
American Home Mortgage Investment Trust 2005-SD1		0.921%	9/25/35	401,268	167,202	D
Banc of America Mortgage Securities 2003-D		4.569%	5/25/33	128,556	90,586
Bayview Commercial Asset Trust 2005-2A A2		0.821%	8/25/35	320,013	251,158	D
Bear Stearns ARM Trust 2004-10		5.042%	1/25/35	223,864	164,386
Bear Stearns Second Lien Trust 2007-SV1A A1		0.691%	12/25/36	290,837	182,046	D
CBA Commercial Small Balance Commercial Trust 2005-1A		0.791%	7/25/35	318,877	159,438	D
Citigroup Mortgage Loan Trust Inc. 2005-5		5.441%	8/25/35	236,250	125,593
Countrywide Alternative Loan Trust 2005-51 2A1		0.808%	11/20/35	273,690	127,014
Countrywide Asset-Backed Certificates 2005-IM1		0.751%	11/25/35	261,692	221,068

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Home Loans 2005-R3		0.871%	9/25/35	$468,799	$359,617	D
Crusade Global Trust 2003-2		2.038%	9/18/34	38,492	37,244	H
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2		4.604%	6/25/34	281,508	206,474
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1		4.338%	10/25/34	167,426	124,292
First Horizon Alternative Mortgage Securities 2004-AA4 A1		5.386%	10/25/34	212,646	97,147
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B		0.591%	12/25/46	339,206	186,475
GSMPS Mortgage Loan Trust 2005-RP3		0.821%	9/25/35	374,809	294,408	D
Luminent Mortgage Trust 2006-7 2A2		0.691%	12/25/36	1,061,134	240,316
MASTR Specialized Loan Trust 2006-2		0.731%	2/25/36	292,409	218,795	D
Medallion Trust 2003-1G		1.715%	12/21/33	43,266	33,898	H
MLCC Mortgage Investors Inc. 2003-H		4.401%	1/25/29	15,924	9,807
Sequoia Mortgage Trust 2003-2 A2		4.859%	6/20/33	24,350	18,854
Wachovia Mortgage Loan Trust LLC 2005-A		5.405%	8/20/35	152,165	62,720
WaMu Mortgage Pass Through Certificates 2003-AR8 A		4.282%	8/25/33	220,437	164,426
WaMu Mortgage Pass-Through Certificates 2005-AR19		0.881%	12/25/45	484,772	152,670
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		3.449%	6/25/46	460,567	147,382
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1		5.642%	7/25/37	370,244	203,632
Zuni Mortgage Loan Trust 2006-OA1		0.601%	8/25/36	294,975	279,619

					4,326,267

Variable Rate SecuritiesG	2.1%
Banc of America Funding Corp. 2004-B		5.258%	12/20/34	81,308	49,339
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A		5.727%	8/25/47	537,389	282,393
IndyMac INDX Mortgage Loan Trust 2004-AR15		6.476%	2/25/35	184,330	78,056
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.851%	2/25/34	264,421	215,526
Prime Mortgage Trust 2005-2		7.399%	10/25/32	109,985	76,474
Small Business Administration Series 2004-2		4.830%	9/25/18	304,705	313,957
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1		5.677%	6/25/35	320,809	219,627

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Structured Asset Securities Corp. 2003-22A 3A		4.689%	6/25/33	$573,874	$402,810
Structured Asset Securities Corp. 2004-SC1		9.240%	12/25/29	73,371	59,713	D

					1,697,895

Total Mortgage-Backed Securities (Cost—$10,780,618)					6,472,164
U.S. Government and Agency Obligations	21.2%

Fixed Rate Securities	14.5%
Fannie Mae		4.750%	3/12/10	4,750,000	4,948,312	I
Federal Home Loan Bank		5.000%	2/20/09	320,000	321,998
Federal Home Loan Bank		2.450%	5/4/09	1,600,000	1,611,584
Federal Home Loan Bank		4.500%	10/9/09	3,000,000	3,090,291
Federal Home Loan Bank		3.500%	12/10/10	770,000	802,682
Freddie Mac		5.125%	8/23/10	260,000	276,888	I
Freddie Mac		5.000%	10/18/10	300,000	319,382	I

					11,371,137

Treasury Inflation-Protected SecuritiesJ	6.7%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	1,841,148	1,730,392
United States Treasury Inflation-Protected Security		1.875%	7/15/15	111,380	105,211
United States Treasury Inflation-Protected Security		2.500%	7/15/16	750,925	744,999	K
United States Treasury Inflation-Protected Security		2.375%	1/15/17	1,160,222	1,151,067	K
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,091,864	1,073,096	K
United States Treasury Inflation-Protected Security		3.875%	4/15/29	395,352	488,291	K

					5,293,056

Total U.S. Government and Agency Obligations (Cost—$16,562,482)					16,664,193
U.S. Government Agency Mortgage-Backed Securities	18.0%

Fixed Rate Securities	9.3%
Fannie Mae		5.000%	12/1/23	300,000	307,875	I,L
Fannie Mae		5.500%	12/1/23	600,000	617,813	I,L

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Fannie Mae		5.000%	6/1/35 to 2/1/38	$1,076,172	$1,100,693	I
Fannie Mae		6.000%	7/1/38	1,456,225	1,500,656	I
Fannie Mae		6.000%	12/1/38	3,200,000	3,294,000	I,L
Freddie Mac		5.000%	12/1/38	100,000	102,187	I,L
Freddie Mac		6.000%	12/1/38	300,000	309,000	I,L
Government National Mortgage Association		5.000%	8/15/33	58,449	60,181

					7,292,405

Indexed SecuritiesA	8.7%
Fannie Mae		4.211%	12/1/34	104,230	104,035	I
Fannie Mae		4.231%	12/1/34	93,990	93,731	I
Fannie Mae		4.329%	1/1/35	125,331	121,233	I
Fannie Mae		4.851%	1/1/35	205,627	209,209	I
Fannie Mae		4.795%	2/1/35	467,434	472,978	I
Fannie Mae		4.542%	3/1/35	209,829	209,953	I
Fannie Mae		5.040%	3/1/35	370,008	375,267	I
Fannie Mae		5.502%	7/1/37	2,416,622	2,465,744	I
Freddie Mac		4.101%	1/1/35	30,748	30,253	I
Freddie Mac		4.509%	1/1/35	156,858	157,200	I
Freddie Mac		6.213%	12/1/36	2,536,844	2,601,514	I

					6,841,117

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$13,930,521)					14,133,522
Yankee BondsH	9.3%

Beverages	0.3%
Diageo Capital PLC		5.200%	1/30/13	210,000	206,644

Capital Markets	0.7%
Deutsche Bank AG		6.000%	9/1/17	500,000	530,527

Commercial Banks	1.9%
Glitnir Banki Hf		5.815%	1/21/11	720,000	34,200	A,C,D,Q
HSBC Bank PLC		7.718%	8/20/12	40,000	21,660	A
Kaupthing Bank Hf		5.750%	10/4/11	290,000	17,400	C,D,Q
Kaupthing Bank Hf		7.625%	2/28/15	700,000	42,000	C,D,F,Q
Landsbanki Islands Hf		6.100%	8/25/11	410,000	7,175	C,D,Q
Landsbanki Islands Hf		7.431%	10/19/17	140,000	21	B,C,D,Q
Resona Preferred Global Securities		7.191%	12/29/49	360,000	171,392	B,D

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Commercial Banks—Continued
Royal Bank of Scotland PLC		3.000%	12/9/11	$710,000	$725,775	D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	410,000	85,752	B,D
TuranAlem Finance BV		5.434%	1/22/09	130,000	122,200	A,D
VTB Capital SA for Vneshtorgbank		4.559%	11/2/09	280,000	245,143	A,D

					1,472,718

Diversified Financial Services	0.9%
Aiful Corp.		5.000%	8/10/10	500,000	274,899	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	240,000	167,214	B
TNK-BP Finance SA		6.875%	7/18/11	370,000	270,100	D

					712,213

Diversified Telecommunication Services	3.0%
British Telecommunications PLC		8.625%	12/15/10	400,000	411,480	E
Deutsche Telekom International Finance BV		8.500%	6/15/10	400,000	412,030	E
France Telecom SA		7.750%	3/1/11	400,000	420,921	E
Koninklijke (Royal) KPN NV		8.000%	10/1/10	400,000	403,681
Telefonica Emisiones S.A.U.		1.825%	6/19/09	410,000	396,925	A
Telefonica Emisiones S.A.U.		3.356%	2/4/13	400,000	320,878	A

					2,365,915

Foreign Governments	0.2%
Russian Federation		8.250%	3/31/10	13,335	13,626	D
Russian Federation		8.250%	3/31/10	123,347	127,664	D

					141,290

Health Care Equipment and Supplies	0.3%
Baxter Finco BV		4.750%	10/15/10	260,000	259,265

Industrial Conglomerates	0.4%
Tyco International Group SA		6.375%	10/15/11	300,000	294,883

Metals and Mining	0.7%
Vale Overseas Ltd.		6.250%	1/23/17	620,000	584,536

Oil, Gas and Consumable Fuels	0.9%
Anadarko Finance Co.		6.750%	5/1/11	700,000	700,251

Total Yankee Bonds (Cost—$10,397,958)					7,268,242

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Preferred Stocks	N.M.
Fannie Mae		8.250%		8,850	shs	$7,345	B,I
Freddie Mac		8.375%		12,125		4,729	B,I

Total Preferred Stocks (Cost—$524,375)						12,074

Total Long-Term Securities (Cost—$89,553,117)						74,371,268
Short-Term Securities	11.2%

U.S. Government and Agency Obligations	11.2%
Fannie Mae		0.000%	5/5/09	$5,200,000		5,195,559	I,M
Federal Home Loan Bank		0.000%	1/2/09	3,200,000		3,199,753	M
Federal Home Loan Bank		0.000%	3/26/09	400,000		399,936	M

						8,795,248

Options PurchasedN	N.M.
U.S. Treasury Note Futures Put, February 2009, Strike Price $85.00				93	O	1,453

Total Short-Term Securities (Cost—$8,780,596)						8,796,701
Total Investments (Cost—$98,333,713)P	105.8%					83,167,969
Other Assets Less Liabilities	(5.8)%					(4,557,074)

Net Assets	100.0%					$78,610,895

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedN
Eurodollar Futures	March 2009	141	$706,145
Eurodollar Futures	June 2009	92	529,215
Eurodollar Futures	September 2009	40	255,637
Eurodollar Futures	September 2010	17	(4,585)
U.S. Treasury Note Futures	March 2009	113	351,853
U.S. Treasury Note Futures	March 2009	286	723,820

			$2,562,085

Futures Contracts WrittenN
U.S. Treasury Note Futures	March 2009	58	$(554,462)

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenN
Eurodollar Futures Call, Strike Price $97.63	September 2009	40	$(86,950)
Eurodollar Futures Call, Strike Price $98.25	March 2009	93	(117,727)
U.S. Treasury Note Futures Call, Strike Price $117.00	February 2009	24	(37,057)
U.S. Treasury Note Futures Call, Strike Price $118.00	February 2009	53	(387,406)
U.S. Treasury Note Futures Put, Strike Price $110.00	February 2009	53	64,469

			$(564,671)

N.M.—Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Bond is currently in default.
D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.94% of net assets.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
J

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

K	All or a portion of this security is collateral to cover futures and options contracts written.
L	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
N	Options and futures are described in more detail in the notes to financial statements.
O	Par represents actual number of contracts.
P	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$731,486
Gross unrealized depreciation	(15,899,746)

Net unrealized depreciation	$(15,168,260)

Q	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Limited Duration Bond Portfolio

December 31, 2008

Assets:
Investment securities at value (Cost—$89,553,117)		$74,371,268
Short-term securities at value (Cost—$8,780,596)		8,796,701
Cash		862,711
Receivable for securities sold		3,796,205
Restricted cash pledged as collateral for swaps		1,500,000
Interest receivable		679,897
Unrealized appreciation on swaps		274,143
Premium paid on open swaps		35,287
Amounts receivable for open swaps		11,848
Futures variation margin receivable		163
Receivable for fund shares sold		31

Total assets		90,328,254

Liabilities:
Payable for securities purchased	$8,341,317
Unrealized depreciation on swaps	2,290,806
Options written (Proceeds—$226,219)	790,890
Premium received on open swaps	181,136
Income distribution payable	42,486
Accrued management fee	12,091
Amounts payable for open swaps	5,710
Payable for fund shares repurchased	501
Accrued expenses	52,422

Total liabilities		11,717,359

Net Assets		$78,610,895

Net assets consist of:
Accumulated paid-in-capital		$102,269,796
Overdistributed net investment income		(20,309)
Accumulated net realized loss on investments, options, futures and swaps		(7,899,138)
Net unrealized depreciation on investments, options, futures and swaps		(15,739,454)

Net Assets		$78,610,895

Net Asset Value Per Share:
Institutional Class (8,306,729 shares outstanding)		$7.87
Institutional Select Class (1,687,523 shares outstanding)		$7.87

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Western Asset Limited Duration Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest	$3,479,007		$5,940,539
Dividends	15,473		—

Total income		$3,494,480		$5,940,539
Expenses:
Management fees	261,435		372,082
Audit and legal fees	79,576		58,536
Custodian fees	27,814		36,991
Directors’ fees and expenses	4,175		2,717
Registration fees	19,262		22,491
Reports to shareholders:
Institutional Class	5,550		1,252
Institutional Select Class	16		N/A
Transfer agent and shareholder servicing expense:
Institutional Class	11,262		15,932
Institutional Select Class	91		N/A
Other expenses	26,296		22,424

	435,477		532,425
Less: Fees waived	(92,358)		(101,940)
Compensating balance credits	(1,256)		(5,249)

Net expenses		341,863		425,236

Net Investment Income		3,152,617		5,515,303
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(7,775,984)		509,158
Options	168,052		47,875
Futures	918,589		(941,651)
Swaps	(29,702)		(877,443)

		(6,719,045)		(1,262,061)
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps		(6,251,969)		(9,569,232)

Net Realized and Unrealized Loss on Investments		(12,971,014)		(10,831,293)

Change in Net Assets Resulting From Operations		$(9,818,397)		$(5,315,990)

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Limited Duration Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$3,152,617	$5,515,303	$3,946,150

Net realized loss	(6,719,045)	(1,262,061)	(158,541)

Change in unrealized appreciation/(depreciation)	(6,251,969)	(9,569,232)	841,224

Change in net assets resulting from operations	(9,818,397)	(5,315,990)	4,628,833

Distributions to shareholders from:
Net investment income:
Institutional Class	(3,140,101)	(4,689,218)	(3,944,005)
Institutional Select Class	(104,712)	N/A	N/A

Return of capital:
Institutional Class	—	(547,710)	—

Change in net assets from fund share transactions:
Institutional Class	(25,328,029)	21,640,200	17,571,827
Institutional Select Class	13,514,889	N/A	N/A

Change in net assets	(24,876,350)	11,087,282	18,256,655

Net Assets:
Beginning of period	103,487,245	92,399,963	74,143,308

End of period	$78,610,895	$103,487,245	$92,399,963

(Overdistributed)/Undistributed net investment income	$(20,309)	$(8,842)	$34,081

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Western Asset Limited Duration Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004B
Net asset value, beginning of period	$8.96		$9.88		$9.80		$9.89		$10.09		$10.00

Investment operations:
Net investment income	.27	C	.50	C	.47	C	.38	D	.24	D	.08	D
Net realized and unrealized gain/(loss)	(1.08)		(.94)		.08		(.09)		(.17)		.09

Total from investment operations	(.81)		(.44)		.55		.29		.07		.17

Distributions from:
Net investment income	(.28)		(.43)		(.47)		(.38)		(.25)		(.08)
Net realized gain on investments	—		—		—		—		(.02)		—
Return of capital	—		(.05)		—		—		—		—

Total distributions	(.28)		(.48)		(.47)		(.38)		(.27)		(.08)

Net asset value, end of period	$7.87		$8.96		$9.88		$9.80		$9.89		$10.09

Total return	(9.23	)%E	(4.72)%		5.73%		3.01%		.69%		1.69	%E

Ratios to Average Net Assets:F
Total expenses	.58	%G	.50%		.58%		.68%		.73%		.68	%G
Expenses net of waivers, if any	.46	%G	.40%		.40%		.40%		.40%		.40	%G
Expenses net of all reductions	.46	%G	.40%		.40%		.40%		.40%		.40	%G
Net investment income	4.2	%G	5.2%		4.8%		3.9%		2.4%		1.6	%G

Supplemental Data:
Portfolio turnover rate	261.3	%E	312.1%		270.5%		244.7%		231.5%		125.5	%E
Net assets, end of period (in thousands)	$65,337		$103,487		$92,400		$74,143		$37,426		$26,182

A	For the period April 1, 2008 to December 31, 2008.
B	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
C	Computed using average daily shares outstanding.
D	Computed using SEC method.
E	Not annualized.
F

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

G	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Institutional Select Class:

	PERIOD ENDED DECEMBER 31, 2008H
Net asset value, beginning of period	$8.01

Investment operations:
Net investment income	.05	C
Net realized and unrealized loss	(.13)

Total from investment operations	(.08)

Distributions from:
Net investment income	(.06)

Total distributions	(.06)

Net asset value, end of period	$7.87

Total return	(.96	)%E

Ratios to Average Net Assets:F
Total expenses	.58	%G
Expenses net of waivers, if any	.41	%G
Expenses net of all reductions	.40	%G
Net investment income	3.7	%G

Supplemental Data:
Portfolio turnover rate	261.3	%E
Net assets, end of period (in thousands)	$13,274

H	For the period October 29, 2008 (commencement of operations) to December 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Non-U.S. Opportunity Bond Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

Average Annual Total Returns
	Three Months	Nine Months	One Year	Five Years	Ten Years	Since InceptionA
Western Asset Non-U.S. Opportunity Bond Portfolio:
Institutional Class	+6.64%	+4.49%	+4.60%	+5.40%	+6.25%	+6.61%
Citigroup World Government Ex-U.S. Index (Hedged)B	+5.51%	+5.74%	+8.01%	+5.36%	+5.40%	+5.65%
Lipper International Income Funds Category AverageC	+3.65%	-5.58%	+2.00%	+3.93%	+4.99%	+5.40%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The gross expense ratio for the Institutional Class was 0.61% and does not reflect fee waivers or reimbursements. The net expense ratio for the Institutional Class was 0.57% and reflects fee waivers and/or reimbursements. As a result of a contractual expense limitation, total annual operating expenses for the Institutional Class will be waived or reimbursed at a rate of 0.04% of the Fund’s average daily net assets attributable to the Institutional Class until July 31, 2009.

All expenses shown include management fees and other expenses as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Non-U.S. Opportunity Bond Portfolio returned 4.49%. The Fund’s unmanaged benchmark, the Citigroup World Government Ex-U.S. Index (Hedged), returned 5.74% over the same time frame. The Lipper International Income Funds Category Average returned -5.58% for the same period.

The impact of market conditions on the Fund’s performance was negative for the nine-month period ended December 31, 2008, with strategies also producing negative results. Central bankers and fiscal authorities were driven to bold action as the financial crisis evolved into the first ever run on the global banking system, triggering panic-driven selling and fears of a debt-deflationary vicious cycle. Policy rates were slashed to the lowest level ever in many cases, and discussions mounted over the size of massive government spending measures. By late-November, market indicators had turned and improvements continued to gain momentum through the end of the year. The portfolio maintained an emphasis on the European corporate sector, with particular

A

The inception date of the Institutional Class is July 15, 1998. Index returns are for periods beginning July 31, 1998. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Citigroup World Government Ex-U.S. Index (Hedged) encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper International Income Funds Category Average is comprised of the Fund’s peer group of mutual funds.

Annual Report to Shareholders

focus on European and UK Financials issues. This had a significant negative impact on performance as spreads widened dramatically. Partial nationalization moves increased confusion over the relative risk along the capital structure and subordinated debt underperformed. DurationD management had a small positive impact, though this impact was overwhelmed by movements in the credit markets. Currency strategies had a positive impact, though these were reduced to minimal levels by the end of the period. The euro and pound sterling depreciated, and the decision to hedge exposure to these currencies into the U.S. dollar benefited performance. The decision to maintain a modest long position to the Japanese yen also contributed to performance as volatility soared and the yen gained as carry trades unwound.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Asset-backed and mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed income securities. The Fund is subject to the additional risks associated with inflation-indexed securities, including liquidity risk, prepayment risk, extension risk and deflation risk. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

D

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

Annual Report to Shareholders

Expense Example

Western Asset Non-U.S. Opportunity Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on July 1, 2008, and held through December 31, 2008.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00	$1,064.20	$3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.28	2.96

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.58% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

Annual Report to Shareholders

Performance Information

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non U.S. investments are subject to currency fluctuations, social, economic, and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of December 31, 2008)A

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B

Standard & Poor’s Ratings Service provides capital markets with credit ratings for the evaluation and assessment of credit risk. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.

Annual Report to Shareholders

Spread Duration

Western Asset Non-U.S. Opportunity Bond Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

159

ABS—Asset Backed Security

CWGBUSI—Citigroup World Gov’t ex-U.S. Bond Index (Hedged)

IG Credit—Investment Grade Credit

Annual Report to Shareholders

Effective Duration

Western Asset Non-U.S. Opportunity Bond Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Security

CWGBUSI—Citigroup World Gov’t ex-U.S. Bond Index (Hedged)

IG—Credit Investment Grade Credit

MBS—Mortgage Backed Securities

Annual Report to Shareholders

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Long-Term Securities	93.9%

Corporate Bonds and Notes	34.9%

Capital Markets	0.8%
Lehman Brothers Holdings Inc.		4.625%	3/14/19	1,300,000	EUR	$2,141	A,B,K
Merrill Lynch and Co. Inc.		6.750%	5/21/13	100,000	EUR	126,792
The Goldman Sachs Group Inc.		6.375%	5/2/18	573,000	EUR	690,162

						819,095

Commercial Banks	13.2%
Alliance and Leicester PLC		5.000%	10/4/10	1,200,000	EUR	1,652,625
Banco Popolare di Verona e Novara Scrl		6.156%	6/29/49	500,000	EUR	298,861	B
Barclays Bank PLC		4.250%	10/27/11	1,000,000	EUR	1,429,589
Bayerische Landesbank		5.750%	10/23/17	250,000	EUR	300,034
BES Finance Ltd.		4.500%	12/29/49	50,000	EUR	36,746	B
Deutsche Postbank IV		5.983%	6/29/49	600,000	EUR	266,889	B
Dexia Municipal Agency		1.550%	10/31/13	282,000,000	JPY	3,016,106
ESFG International Ltd.		5.753%	6/29/49	700,000	EUR	291,910	B
European Investment Bank		4.250%	12/7/10	1,740,000	GBP	2,613,066
European Investment Bank		1.900%	1/26/26	236,000,000	JPY	2,436,465	C
HSH Nordbank Luxembourg		7.408%	6/29/49	1,100,000	EUR	321,101	B
HT1 Funding GmbH		6.352%	7/29/49	287,000	EUR	119,683	B
Intesa Sanpaolo SpA		5.750%	5/28/18	600,000	EUR	800,235	B
Shinsei Bank Ltd.		3.750%	2/23/16	100,000	EUR	50,570	B,C
Swedbank AB		5.570%	9/27/17	100,000	EUR	116,094	B

						13,749,974

Diversified Financial Services	16.5%
Banca Italease SpA		4.033%	3/2/09	50,000	EUR	67,205	D
Banca Italease SpA		5.568%	10/15/09	50,000	EUR	59,117	D
Banca Italease SpA		4.994%	2/2/10	250,000	EUR	286,614	D
Banca Italease SpA		4.326%	11/23/10	200,000	EUR	199,530	D
Banca Italease SpA		4.892%	2/8/12	50,000	EUR	44,439	D
Banca Italease SpA		3.579%	3/14/12	50,000	EUR	43,787	D
Caisse Refinancement de l’Habitat		4.200%	4/25/11	900,000	EUR	1,264,812
Eksportfinans ASA		1.600%	3/20/14	365,000,000	JPY	3,981,339
Eurohypo Capital Funding Trust 1		6.445%	5/29/49	61,000	EUR	19,502	B
European Investment Bank		1.400%	6/20/17	442,000,000	JPY	4,752,687
Kreditanstalt fuer Wiederaufbau		2.050%	2/16/26	188,000,000	JPY	1,897,863
Kreditanstalt fuer Wiederaufbau		2.600%	6/20/37	42,000,000	JPY	473,872
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200,000	GBP	297,499
Network Rail MTN Finance PLC		4.875%	3/6/09	2,270,000	GBP	3,284,199

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

Corporate Bonds and Notes—Continued	34.9%

Diversified Financial Services—Continued
Nykredit Realkredit A/S		6.000%	10/1/41	5,745	DKK	$1,063
Resona Bank Ltd.		4.125%	9/29/49	200,000	EUR	148,318	B,C
SNS Reaal		6.258%	7/17/17	650,000	EUR	374,966	B

						17,196,812

Diversified Telecommunication Services	1.3%
British Telecommunications PLC		5.250%	1/22/13	230,000	EUR	296,702
British Telecommunications PLC		5.250%	6/23/14	274,000	EUR	347,692
Deutsche Telekom International Finance BV		7.125%	7/11/11	108,000	EUR	155,707	E
Koninklijke (Royal) KPN N.V.		5.000%	11/13/12	250,000	EUR	344,732
Telecom Italia SpA		5.250%	3/17/55	200,000	EUR	165,469

						1,310,302

Insurance	1.3%
American International Group Inc.		8.000%	5/22/38	150,000	EUR	62,552	B,C
Aviva PLC		5.250%	10/2/23	320,000	EUR	286,685	B
AXA SA		6.211%	10/29/49	200,000	EUR	139,005	B
Groupama		6.298%	10/29/49	550,000	EUR	379,497	B
Mapfre SA		5.921%	7/24/37	400,000	EUR	224,062	B
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)		5.767%	6/29/49	350,000	EUR	314,485	B

						1,406,286

Oil, Gas and Consumable Fuels	0.3%
BP Capital Markets PLC		5.750%	2/26/10	250,000	GBP	369,094

Pharmaceuticals	0.3%
AstraZeneca PLC		5.125%	1/15/15	209,000	EUR	292,141

Thrifts and Mortgage Finance	N.M.
Hypo Real Estate International Trust I		5.864%	6/14/17	350,000	EUR	24,521	B

Tobacco	0.9%
BAT International Finance PLC		5.375%	6/29/17	500,000	EUR	604,204
Imperial Tobacco Group PLC		7.250%	9/15/14	310,000	EUR	392,459

						996,663

Water Utilities	0.3%
Anglian Water Services Ltd		6.250%	6/27/16	230,000	EUR	320,351

Total Corporate Bonds and Notes (Cost—$42,344,484)						36,485,239

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE

U.S. Government and Agency Obligations	1.3%

Fixed Rate Securities	1.3%
Freddie Mac		5.750%	9/15/10	900,000	EUR	$1,304,264	F

Total U.S. Government and Agency Obligations (Cost—$858,638)						1,304,264
Foreign Government Obligations	57.7%
Bundesrepublik Deutschland		3.250%	7/4/15	6,210,000	EUR	8,944,691
Canadian Real Return Bond		4.000%	12/1/31	200,544	CAD	215,338	G
Development Bank of Japan		1.750%	3/17/17	440,000,000	JPY	5,147,903
Federal Republic of Germany		3.500%	4/8/11	2,000	EUR	2,881
France Government Bond OAT		4.000%	4/25/55	6,070,000	EUR	9,091,555	G
Government of Canada		4.000%	6/1/16	5,820,000	CAD	5,240,546
Government of Japan		1.300%	9/10/17	36,864,000	JPY	355,749	G
Government of Japan		1.500%	9/20/18	306,000,000	JPY	3,490,483
Government of Poland		5.000%	10/24/13	1,400,000	PLN	468,103
Government of Poland		5.750%	9/23/22	8,800,000	PLN	3,065,400
Hungary Government Bond		6.000%	10/24/12	75,430,000	HUF	351,836
Japan Development Bank		2.300%	3/19/26	560,000,000	JPY	6,361,828
Kingdom of Denmark		5.000%	11/15/13	17,460,000	DKK	3,539,124
Kingdom of Norway		6.500%	5/15/13	5,640,000	NOK	912,676
Kingdom of Norway		5.000%	5/15/15	17,360,000	NOK	2,683,529
Kingdom of Norway		4.250%	5/19/17	6,630,000	NOK	982,344
Kingdom of Spain		5.750%	7/30/32	1,970,000	EUR	3,316,664
Kingdom of the Netherlands		5.500%	1/15/28	1,270,000	EUR	2,134,516
Republic of France		4.750%	4/25/35	880,000	EUR	1,409,717	G
United Kingdom Treasury Stock		5.000%	3/7/12	1,590,000	GBP	2,476,311

Total Foreign Government Obligations (Cost—$54,394,498)						60,191,194

Total Long-Term Securities (Cost—$97,597,620)						97,980,697
Short-Term Securities	1.4%

Options PurchasedH	1.4%
German Federal Republic Bond Futures Call, February 2009, Strike Price $115.50				235	I	519,392
U.S. Treasury Note Futures Call, February 2009, Strike Price $116.00				284	I	982,906

Total Short-Term Securities (Cost—$869,110)						1,502,298
Total Investments (Cost—$98,466,730)J	95.3%					99,482,995
Other Assets Less Liabilities	4.7%					4,879,184

Net Assets	100.0%					$104,362,179

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedH
Australia Bond Futures	March 2009	80	$147,699
German Euro Bobl Futures	March 2009	54	54,452
United Kingdom Treasury Gilt Futures	March 2009	2	21,257

			$223,408

Futures Contracts WrittenH
German Euro Bund Futures	March 2009	104	$(364,143)
U.S. Treasury Note Futures	March 2009	39	(224,097)
U.S. Treasury Note Futures	March 2009	46	34,293

			$(553,947)

Options WrittenH
German Federal Republic Bond Futures Put, Strike Price $112.50	February 2009	235	$160,066

N.M.—Not Meaningful.

A	Bond is currently in default.
B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.58% of net assets.

D

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

E	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
G

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

H	Options and futures are described in more detail in the notes to financial statements.
I	Par represents actual number of contracts.
J	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,461,343
Gross unrealized depreciation	(11,445,078)

Net unrealized appreciation	$1,016,265

K	Non-income producing.

Annual Report to Shareholders

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

CAD—Canadian Dollar

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

NOK—Norwegian Krone

PLN—Polish Zloty

See notes to financial statements.

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Non-U.S. Opportunity Bond Portfolio

December 31, 2008

Assets:
Investment securities at value (Cost—$97,597,620)		$97,980,697
Short-term securities at value (Cost—$869,110)		1,502,298
Cash		2,046,009
Foreign currency at value (Cost—$1,678,506)		1,600,943
Unrealized appreciation of forward foreign currency contracts		9,427,323
Interest receivable		1,706,958
Deposits with brokers for open futures contracts		1,444,914
Receivable from Custodian		232,693
Receivable for fund shares sold		8,487

Total assets		115,950,322

Liabilities:
Unrealized depreciation of forward foreign currency contracts	$10,961,364
Futures variation margin payable	330,542
Payable for fund shares repurchased	136,499
Accrued management fee	38,928
Options written (Proceeds—$197,632)	37,566
Accrued expenses	83,244

Total liabilities		11,588,143

Net Assets		$104,362,179

Net assets consist of:
Accumulated paid-in-capital		$108,697,026
Overdistributed net investment income		(3,950,890)
Accumulated net realized gain on investments, options, futures, swaps and foreign currency transactions		386,349
Net unrealized depreciation on investments, options, futures and foreign currency translations		(770,306)

Net Assets		$104,362,179

Net Asset Value Per Share:
Institutional Class (11,905,609 shares outstanding)		$8.77

See notes to financial statements.

Annual Report to Shareholders

Statement of Operations

Western Asset Non-U.S. Opportunity Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest		$4,971,631		$7,674,533
Expenses:
Management fees	$595,948		$805,725
Audit and legal fees	67,137		67,468
Custodian fees	65,327		84,308
Directors’ fees and expenses	5,080		5,127
Registration fees	28,593		22,846
Reports to shareholders:
Institutional Class	12,246		9,589
Transfer agent and shareholder servicing expense:
Institutional Class	18,323		20,122
Other expenses	23,375		37,475

	816,029		1,052,660
Less: Fees waived	(48,260)		(63,146)
Compensating balance credits	(1,618)		(4,739)

Net expenses		766,151		984,775

Net Investment Income		4,205,480		6,689,758
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(3,469,206)		7,374,812
Options	2,271,529		23,360
Futures	(1,434,709)		(1,322,796)
Swaps	374,506		—
Foreign currency transactions	15,026,418		(16,611,006)

		12,768,538		(10,535,630)
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures and foreign currency translations	(12,519,999)		7,285,124
Assets and liabilities denominated in foreign currency	(309,477)		116,207

		(12,829,475)		7,401,331

Net Realized and Unrealized Gain/(Loss) on Investments		(60,937)		(3,134,299)

Change in Net Assets Resulting From Operations		$4,144,543		$3,555,459

A	For the period April 1, 2008 to December 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Non-U.S. Opportunity Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$4,205,480	$6,689,758	$4,930,292

Net realized gain/(loss)	12,768,538	(10,535,630)	(979,032)

Change in unrealized appreciation/(depreciation)	(12,829,475)	7,401,331	1,219,671

Change in net assets resulting from operations	4,144,543	3,555,459	5,170,931

Distributions to shareholders from:
Net investment income:
Institutional Class	(17,500,005)	—	(2,138,065)

Net realized gain on investments:
Institutional Class	—	(461,385)	—

Change in net assets from fund share transactions:
Institutional Class	(87,936,589)	25,251,687	83,854,409

Change in net assets	(101,292,051)	28,345,761	86,887,275

Net Assets:
Beginning of period	205,654,230	177,308,469	90,421,194

End of period	$104,362,179	$205,654,230	$177,308,469

(Overdistributed)/Undistributed net investment income	$(3,950,890)	$(2,442,558)	$1,195,373

A	For the period April 1, 2008 to December 31, 2008.

See notes to financial statements.

Annual Report to Shareholders

Financial Highlights

Western Asset Non-U.S. Opportunity Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
			2008		2007		2006		2005		2004
Net asset value, beginning of period	$9.93		$9.75		$9.59		$10.98		$10.52		$10.91

Investment operations:
Net investment income	.24	B	.37	B	.36	B	.64	C	.19	C	.97	C
Net realized and unrealized gain/(loss)	.21		(.16)		—	D	(.07)		.57		(.01)

Total from investment operations	.45		.21		.36		.57		.76		.96

Distributions from:
Net investment income	(1.61)		—		(.20)		(1.16)		(.29)		(1.01)
Net realized gain on investments	—		(.03)		—		(.80)		(.01)		(.34)

Total distributions	(1.61)		(.03)		(.20)		(1.96)		(.30)		(1.35)

Net asset value, end of period	$8.77		$9.93		$9.75		$9.59		$10.98		$10.52

Total return	4.49	%E	2.11%		3.89%		5.33%		7.60%		9.06%

Ratios to Average Net Assets:F
Total expenses	.62	%G	.59%		.64%		.74%		.68%		.80%
Expenses net of waivers, if any	.58	%G	.55%		.55%		.55%		.55%		.55%
Expenses net of all reductions	.58	%G	.55%		.55%		.55%		.55%		.55%
Net investment income	3.2	%G	3.7%		3.7%		3.3%		3.2%		4.0%

Supplemental Data:
Portfolio turnover rate	52.2	%E	68.4%		117.9%		140.1%		40.8%		42.8%
Net assets, end of period (in thousands)	$104,362		$205,654		$177,308		$90,421		$89,170		$97,027

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E	Not annualized.
F

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

G	Annualized.

See notes to financial statements.

Annual Report to Shareholders

Notes to Financial Statements

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Financial Statements for Core and Core Plus are contained in a separate Report to Shareholders.

Each Fund offers three classes of shares: Institutional Class, Institutional Select Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Institutional Select Class shares of Non-U.S. have not commenced operations. The Financial Intermediary Class shares of Limited Duration, Intermediate, Intermediate Plus, High Yield, and Non-U.S. have not commenced operations. The income and expenses of each of the Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

Annual Report to Shareholders

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Absolute Return

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$364,162,073	$1,425	$362,020,495	$2,140,153
Other Financial Instruments*	(8,260,233)	(459,634)	(7,800,599)	—

Total	$355,901,840	$(458,209)	$354,219,896	$2,140,153

*	Other financial instruments include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	2,140,153

Balance as of 12/31/08	$2,140,153

High Yield

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$490,391,267	$4,668,786	$485,722,481	$—
Other Financial Instruments*	(535,349)	—	(535,349)	—

Total	$489,855,918	$4,668,786	$485,187,132	$—

*	Other financial instruments include swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$5,758
Accrued Premiums/Discounts	(2,640)
Realized Gain (Loss)	(51,372)
Change in unrealized appreciation (depreciation)	48,601
Net purchases (sales)	(347)
Transfers in and/or out of Level 3	—

Balance as of 12/31/08	$—

Annual Report to Shareholders

Notes to Financial Statements—Continued

Inflation Indexed

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$498,108,242	$3,465,615	$494,642,627	$—
Other Financial Instruments*	(10,090,499)	(3,641,377)	(6,449,122)	—

Total	$488,017,743	$(175,762)	$488,193,505	$—

*	Other financial instruments include futures, swaps and forward contracts.

Intermediate

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$558,351,647	$84,509	$557,935,218	$331,920
Other Financial Instruments*	1,828,772	3,122,032	(1,293,260)	—

Total	$560,180,419	$3,206,541	$556,641,958	$331,920

*	Other financial instruments include written options, futures, and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	331,920

Balance as of 12/31/08	$331,920

Intermediate Plus

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$81,997,360	$12,055	$81,963,705	$21,600
Other Financial Instruments*	469,579	488,638	(19,059)	—

Total	$82,466,939	$500,693	$81,944,646	$21,600

*	Other financial instruments include written options, futures, swaps and forward contracts.

Annual Report to Shareholders

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	21,600

Balance as of 12/31/08	$21,600

Limited Duration

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$83,167,969	$13,527	$83,112,442	$42,000
Other Financial Instruments*	(573,711)	1,442,952	(2,016,663)	—

Total	$82,594,258	$1,456,479	$81,095,779	$42,000

*	Other financial instruments include written options, futures and swaps.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	42,000

Balance as of 12/31/08	$42,000

Non-U.S.

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$99,482,995	$1,502,298	$97,980,697	$—
Other Financial Instruments*	(1,704,514)	(170,473)	(1,534,041)	—

Total	$97,778,481	$1,331,825	$96,446,656	$—

*	Other financial instruments include written options, futures and forward contracts.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Annual Report to Shareholders

Notes to Financial Statements—Continued

For the period ended December 31, 2008, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Absolute Return	$1,092,408,492	$65,292,268	$1,230,633,242	$40,425,518
High Yield	—	269,163,221	—	272,806,061
Inflation Indexed	582,173,833	23,483,005	535,737,922	32,148,814
Intermediate	765,451,506	108,262,579	865,850,958	30,098,442
Intermediate Plus	124,032,012	13,000,778	132,101,313	8,545,818
Limited Duration	237,420,230	13,484,727	247,515,523	25,847,345
Non-U.S.	—	74,269,811	—	108,836,829

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the affected Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Annual Report to Shareholders

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily by vendors or advisor models and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Redemption-In-Kind

In consideration of the best interests of non-redeeming shareholders, the Corporation reserves the right to pay any redemption price in whole or in part by a distribution in-kind of readily marketable securities held by a Fund in lieu of cash. For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on redemption-in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain/(loss) to paid-in-capital. During the year ended December 31, 2008, Western Asset Inflation Indexed Plus Bond Portfolio realized $24,386,948 of net loss on $269,387,186 redemption-in-kind transactions.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is each Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Management has analyzed the each Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassifications:

Generally Accepted Accounting Principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Fund		(Over)/Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in Capital

Absolute Return	(a)	$(100,000)	$—	$100,000
	(b)	1,529,237	(1,529,237)	—
High Yield	(c)	(26,794)	26,794	—
Inflation Indexed	(d)	—	25,121,094	(25,121,094)
	(b)	4,241,361	(4,241,361)	—
Intermediate	(e)	988,445	(988,445)	—
Intermediate Plus	(f)	1,501	—	(1,501)
	(b)	476,401	(476,401)	—
Limited Duration	(e)	80,729	(80,729)	—
Non-U.S.	(g)	11,786,193	(11,786,193)	—

(a)	Reclassifications are primarily due to prior year distributions paid in connection with redemption of fund shares.
(b)

Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes, losses from mortgage-backed securities treated as capital losses for tax purposes, book/tax differences in the treatment of distributions and book/tax differences in the treatment of swap contracts.

(c)

Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes, losses from mortgage-backed securities treated as capital losses for tax purposes and book/tax differences in the treatment of swap contracts.

(d)

Reclassifications are primarily due to book/tax differences in the treatment of an in-kind distribution of securities and tax adjustments associated with securities involved in an in-kind distribution.

(e)	Reclassifications are primarily due to losses from mortgage-backed securities treated as capital losses for tax purposes and book/tax differences in the treatment of swap contracts.
(f)	Reclassifications are primarily due to a non-deductible excise tax paid by the Fund.
(g)	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes and book/tax differences in the treatment of swap contracts.

Annual Report to Shareholders

Distributions to Shareholders:

Subsequent to the fiscal year end, the Funds have made the following distributions:

	Absolute Return
Record Date Payable Date	Institutional Class	Financial Intermediary Class	Institutional Select Class
Daily 1/30/2009	$0.032907	$0.028807	$0.030464

	Intermediate
Record Date Payable Date	Institutional Class	Institutional Select Class
Daily 1/30/2009	$0.031433	$0.031930

	Intermediate Plus
Record Date Payable Date	Institutional Class	Institutional Select Class
Daily 1/30/2009	$0.027839	$0.028152

	Limited Duration
Record Date Payable Date	Institutional Class	Institutional Select Class
Daily 1/30/2009	$0.014929	$0.015462

The tax character of distributions paid during the period ended December 31, 2008 were as follows:

Distributions paid from:	Absolute Return	High Yield	Inflation Indexed
Ordinary Income	$29,928,294	$75,116,597	$49,148,590
Net Long-term Capital Gains	4,749,989	—	6,285,963

Total Distributions Paid	$34,678,283	$75,116,597	$55,434,553

Distributions paid from:	Intermediate	Intermediate Plus	Limited Duration
Ordinary Income	$26,859,226	$5,237,065	$3,244,813
Net Long-term Capital Gains	6,782,813	1,356,749	—

Total Distributions Paid	$33,642,039	$6,593,814	$3,244,813

Distributions paid from:	Non-U.S.
Ordinary Income	$17,500,005

The tax character of distributions paid during the fiscal year ended March 31, 2008 were as follows:

Distributions paid from:	Absolute Return	High Yield	Inflation Indexed
Ordinary Income	$25,150,309	$74,729,646	$42,555,439
Net Long-term Capital Gains	824,765	4,565,857	—

Total Distributions Paid	$25,975,074	$79,295,503	$42,555,439

Annual Report to Shareholders

Notes to Financial Statements—Continued

Distributions paid from:	Intermediate	Intermediate Plus	Limited Duration
Ordinary Income	$35,155,441	$5,126,363	$4,689,218
Net Long-term Capital Gains	—	91,179	—

Total Taxable Distributions	$35,155,441	$5,217,542	$4,689,218
Tax Return of Capital	—	—	547,710

Total Distributions Paid	$35,155,441	$5,217,542	$5,236,928

Distributions paid from:	Non-U.S.
Ordinary Income	$736
Net Long-term Capital Gains	460,649

Total Distributions Paid	$461,385

Accumulated Earnings on a Tax Basis:

As of the period ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Absolute Return		High Yield		Inflation Indexed
Undistributed ordinary income—net	$2,294,333		$794,280		$2,961,928
Capital loss carryforward(*)	(1,073,088)		(49,747,397)		(6,600,414)
Other book/tax temporary differences	(6,280,224	)(a)	(21,765,013	)(c)	(2,635,455	)(a)
Unrealized appreciation/(depreciation)	(113,843,012	)(b)	(298,748,242	)(b)	(68,062,983	)(b)

Total accumulated earnings/(losses)—net	$(118,901,991)		$(369,466,372)		$(74,336,924)

	Intermediate		Intermediate Plus		Limited Duration
Undistributed ordinary income—net	$8,714,944		$71,871		$23,211
Capital loss carryforward(*)	—		—		(6,431,230)
Other book/tax temporary differences	(3,381,356	)(d)	(691,028	)(a)	(1,508,912	)(d)
Unrealized appreciation/(depreciation)	(88,035,820	)(b)	(14,155,932	)(b)	(15,741,970	)(b)

Total accumulated earnings/(losses)—net	$(82,702,232)		$(14,775,089)		$(23,658,901)

	Non-U.S.
Undistributed long-term capital gains—net	$597,737
Capital loss carryforward(*)	—
Other book/tax temporary differences	(4,162,277	)(a)
Unrealized appreciation/(depreciation)	(770,308)

Total accumulated earnings/(losses)—net	$(4,334,848)

Annual Report to Shareholders

As of the period ended December 31, 2008, the following capital loss carryforwards are available:

Year of Expiration	Absolute Return	High Yield	Inflation Indexed
12/31/2016	$(1,073,088)	$(49,747,397)	$(6,600,414)

Year of Expiration	Limited Duration
12/31/2013	$ (234,847)
12/31/2014	(394,050)
12/31/2015	(34,113)
12/31/2016	(5,768,220)

	$(6,431,230)

(*) These amounts will be available to offset any future taxable capital gains.

(a)

Other book/tax temporary differences are attributable primarily to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains / (losses) on certain futures and/or foreign currency contracts, the deferral of post-October losses for tax purposes, differences between book/tax accrual of interest income on certain securities and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(c)

Other book/tax temporary differences are attributable primarily to the tax deferral of post-October losses for tax purposes, differences between book/tax accrual of interest income on certain securities and book/tax differences in the timing of the deductibility of various expenses.

(d)

Other book/tax temporary differences are attributable primarily to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains on certain futures contracts, differences between book/tax accrual of interest income on certain securities and book/tax differences in the timing of the deductibility of various expenses.

Tax Cost of Investments:

As of December 31, 2008, the aggregate cost of investments for federal tax purposes were as follows:

Absolute Return	$469,688,394
High Yield	788,604,160
Inflation Indexed	556,065,371
Intermediate	648,216,239
Intermediate Plus	96,623,497
Limited Duration	98,336,229
Non-U.S.	98,466,730

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment program, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Annual Report to Shareholders

Notes to Financial Statements—Continued

At December 31, 2008, open forward currency exchange contracts (expressed in the contractual currency) were:

Absolute Return

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Citibank NA	2/3/09	EUR	6,656,945	USD	8,529,743	$710,071
Citibank NA	2/3/09	GBP	5,697,950	USD	8,973,017	(788,389)
Citibank NA	2/3/09	JPY	173,092,800	USD	1,719,305	191,473
Credit Suisse First Boston (London)	2/3/09	JPY	380,220,380	USD	3,794,312	402,955
Citibank NA	2/3/09	USD	965,124	CAD	1,150,138	33,902
Citibank NA	2/3/09	USD	8,835,629	EUR	6,656,945	(404,184)
Citibank NA	2/3/09	USD	549,101	EUR	435,000	(54,678)
Citibank NA	2/3/09	USD	9,708,622	GBP	5,697,950	1,523,994
Credit Suisse First Boston (London)	2/3/09	USD	1,297,837	GBP	767,515	195,365
Credit Suisse First Boston (London)	2/3/09	USD	5,758,065	JPY	545,260,000	(261,080)
HSBC Bank USA	3/18/09	CNY	10,045,500	USD	1,441,248	12,851

						$1,562,280

Inflation Indexed

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
UBS AG London	2/3/09	CAD	12,862,436	USD	10,768,050	$(353,839)
Morgan Stanley London FX	2/3/09	EUR	2,834,218	USD	3,753,639	180,245
Credit Suisse First Boston (London)	2/3/09	GBP	13,406,133	USD	22,501,315	(3,244,526)
Deutsche Bank AG London	2/3/09	JPY	640,263,600	USD	6,368,564	699,330
UBS AG London	2/3/09	JPY	1,182,190,000	USD	11,767,768	1,282,471
Deutsche Bank AG London	2/3/09	SEK	21,712,930	USD	2,951,530	(207,556)
Citibank NA	2/3/09	USD	1,752,348	EUR	1,320,255	(80,161)
Credit Suisse First Boston (London)	2/3/09	USD	4,187,379	CAD	5,031,136	113,865
Credit Suisse First Boston (London)	2/3/09	USD	3,249,514	EUR	2,458,308	(162,607)
Credit Suisse First Boston (London)	2/3/09	USD	18,187,538	JPY	1,822,536,810	(1,931,515)
Deutsche Bank AG London	2/3/09	USD	5,799,326	CAD	6,931,239	187,374
Deutsche Bank AG London	2/3/09	USD	1,708,481	SEK	12,850,000	84,561
UBS AG London	2/3/09	USD	23,071,376	GBP	13,569,801	3,579,491
UBS AG London	2/3/09	USD	1,177,054	SEK	8,856,860	57,767

						$204,900

Intermediate Plus

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston (London)	2/3/09	AUD	289,277	USD	196,853	$4,080
Credit Suisse First Boston (London)	2/3/09	EUR	760,670	USD	973,363	82,443
Citibank NA	2/3/09	GBP	330,000	USD	485,562	(11,544)
Credit Suisse First Boston (London)	2/3/09	JPY	104,501,670	USD	1,066,344	87,254
Citibank NA	2/3/09	USD	1,240,103	EUR	934,319	(56,728)
Credit Suisse First Boston (London)	2/3/09	USD	194,494	EUR	147,137	(9,733)
Credit Suisse First Boston (London)	2/3/09	USD	554,635	GBP	328,000	83,491
Credit Suisse First Boston (London)	2/3/09	USD	1,061,592	JPY	106,380,000	(112,742)
UBS AG London	2/3/09	USD	185,259	AUD	271,728	(3,484)

						$63,037

Annual Report to Shareholders

Non-U.S.

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Citibank NA	2/3/09	AUD	2,120,565	USD	1,442,719	$30,232
UBS AG London	2/3/09	AUD	5,300,000	USD	3,590,100	91,298
Citibank NA	2/3/09	CAD	260,000	USD	202,248	8,264
Deutsche Bank AG London	2/3/09	CAD	3,000,000	USD	2,590,785	(161,803)
JPMorgan Chase Bank	2/3/09	CAD	1,750,000	USD	1,385,261	31,646
JPMorgan Chase Bank	2/3/09	DKK	2,900,000	USD	482,529	57,612
UBS AG London	2/3/09	DKK	4,436,174	USD	784,678	41,585
Citibank NA	2/3/09	EUR	2,157,823	USD	2,788,787	206,263
Goldman Sachs International	2/3/09	EUR	4,980,000	USD	6,646,347	265,874
JPMorgan Chase Bank	2/3/09	EUR	5,882,167	USD	7,500,710	663,716
UBS AG London	2/3/09	EUR	13,467,342	USD	17,247,844	1,444,774
Citibank NA	2/3/09	GBP	2,481,887	USD	4,159,516	(594,493)
Deutsche Bank AG London	2/3/09	GBP	800,200	EUR	1,000,000	(238,576)
Deutsche Bank AG London	2/3/09	GBP	937,617	USD	1,500,000	(153,191)
JPMorgan Chase Bank	2/3/09	GBP	2,500,000	USD	3,957,750	(366,709)
UBS AG London	2/3/09	GBP	4,800,000	USD	7,468,196	(573,397)
Deutsche Bank AG London	2/3/09	JPY	412,560,000	USD	4,103,646	450,620
Goldman Sachs International	2/3/09	JPY	498,740,000	USD	5,182,973	322,637
Morgan Stanley London FX	2/3/09	JPY	41,140,000	USD	410,047	44,099
Citibank NA	2/3/09	NOK	2,500,000	USD	349,528	6,613
UBS AG London	2/3/09	NOK	2,237,866	USD	331,880	(13,082)
Citibank NA	2/3/09	PLN	1,000,000	USD	328,319	7,751
UBS AG London	2/3/09	PLN	7,000,000	USD	2,558,293	(205,806)
Credit Suisse First Boston (London)	2/3/09	SEK	12,241,600	USD	1,613,284	(66,251)
Citibank NA	2/3/09	USD	2,798,105	AUD	4,096,066	(47,037)
Citibank NA	2/3/09	USD	1,510,716	CAD	1,800,320	53,067
Citibank NA	2/3/09	USD	1,603,339	DKK	9,055,016	(83,208)
Citibank NA	2/3/09	USD	18,778,165	JPY	1,890,510,547	(2,091,251)
Citibank NA	2/3/09	USD	1,570,759	NOK	10,538,854	69,435
Citibank NA	2/3/09	USD	6,481,351	PLN	17,662,977	545,363
Credit Suisse First Boston (London)	2/3/09	USD	4,791,475	CAD	5,756,957	130,292
Credit Suisse First Boston (London)	2/3/09	USD	9,649,505	EUR	7,300,000	(482,867)
Credit Suisse First Boston (London)	2/3/09	USD	4,298,991	GBP	2,542,337	647,136
Deutsche Bank AG London	2/3/09	USD	1,770,453	EUR	1,337,857	(86,487)
Deutsche Bank AG London	2/3/09	USD	20,236,578	GBP	11,933,000	3,095,821
Deutsche Bank AG London	2/3/09	USD	469,711	NOK	3,159,981	19,552
Goldman Sachs International	2/3/09	USD	2,930,470	AUD	4,236,008	(11,875)
Goldman Sachs International	2/3/09	USD	1,175,471	CAD	1,391,052	49,190
Goldman Sachs International	2/3/09	USD	12,279,881	EUR	9,290,000	(614,603)
Goldman Sachs International	2/3/09	USD	432,200	GBP	250,000	73,096
Goldman Sachs International	2/3/09	USD	12,975,795	JPY	1,276,900,000	(1,119,952)
JPMorgan Chase Bank	2/3/09	USD	2,244,167	CAD	2,693,001	63,750
JPMorgan Chase Bank	2/3/09	USD	3,298,561	DKK	18,691,295	(182,797)
JPMorgan Chase Bank	2/3/09	USD	11,227,463	EUR	8,481,238	(544,463)
JPMorgan Chase Bank	2/3/09	USD	4,170,000	GBP	2,469,609	622,613
Morgan Stanley London FX	2/3/09	USD	20,403,083	EUR	15,405,530	(979,732)
UBS AG London	2/3/09	USD	17,308,800	EUR	13,688,493	(1,690,775)
UBS AG London	2/3/09	USD	1,877,733	GBP	1,104,419	291,328

Annual Report to Shareholders

Notes to Financial Statements—Continued

Non-U.S.—Continued

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
UBS AG London	2/3/09	USD	5,991,920	JPY	601,948,235	$(653,009)
UBS AG London	2/3/09	USD	2,720,465	NOK	19,000,000	13,798
UBS AG London	2/3/09	USD	1,627,994	SEK	12,250,000	79,898

						$(1,534,041)

AUD—Australian dollar

CAD—Canadian Dollar

DKK—Danish krona

EUR—Euro

GBP—British Pound

JPY—Japanese yen

NOK—Norwegian krone

SEK—Swedish krona

CNY—Chinese yuan renminbi

PLN—Polish zloty

USD—United States dollar

Loan Participations and Assignments

The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Annual Report to Shareholders

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the period ended December 31, 2008, was as follows:

Absolute Return	Actual Contracts/ Notional Par	Premiums
Options outstanding at March 31, 2008	1,293	$1,081,079
Options written	137,285,918	5,231,018
Options closed	(22,002,276)	(1,204,450)
Options expired	(34,652,349)	(1,729,324)
Options exercised	(29,350,825)	(696,315)

Options outstanding at December 31, 2008	51,281,761	$2,682,008

High Yield	Actual Contracts/ Notional Par	Premiums
Options outstanding at March 31, 2008	—	$—
Options written	11,600,000	275,500
Options closed	—	—
Options expired	(11,600,000)	(275,500)
Options exercised	—	—

Options outstanding at December 31, 2008	—	$—

Annual Report to Shareholders

Notes to Financial Statements—Continued

Inflation Indexed	Actual Contracts	Premiums
Options outstanding at March 31, 2008	—	$—
Options written	2,004	1,067,254
Options closed	—	—
Options expired	(1,569)	(772,639)
Options exercised	(435)	(294,615)

Options outstanding at December 31, 2008	—	$—

Intermediate	Actual Contracts/ Notional Par	Premiums
Options outstanding at March 31, 2008	34,880,408	$457,539
Options written	93,706,889	4,763,744
Options closed	(41,004,162)	(2,758,357)
Options expired	(43,900,728)	(424,475)
Options exercised	(43,680,691)	(506,359)

Options outstanding at December 31, 2008	1,716	$1,532,092

Intermediate Plus	Actual Contracts/ Notional Par	Premiums
Options outstanding at March 31, 2008	5,150,062	$70,376
Options written	14,701,287	856,419
Options closed	(7,000,906)	(555,886)
Options expired	(6,900,103)	(75,479)
Options exercised	(5,950,098)	(80,618)

Options outstanding at December 31, 2008	242	$214,812

Limited Duration	Actual Contracts/ Notional Par	Premiums
Options outstanding at March 31, 2008	46	$31,395
Options written	14,100,656	510,287
Options closed	(4,200,374)	(222,318)
Options expired	(6,700,022)	(48,212)
Options exercised	(3,200,043)	(44,933)

Options outstanding at December 31, 2008	263	$226,219

Non-U.S.	Actual Contracts	Premiums
Options outstanding at March 31, 2008	661	$653,738
Options written	1,659	854,471
Options closed	(1,374)	(969,149)
Options expired	(616)	(244,126)
Options exercised	(95)	(97,302)

Options outstanding at December 31, 2008	235	$197,632

Annual Report to Shareholders

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in Absolute Return, Inflation Indexed, Intermediate Plus, and Non-U.S., payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at December 31, 2008 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Each Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. A Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indication of the current status of the payment/performance risk.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Commodity swaps are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Funds are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Net periodic payments received or made by a Fund are recorded in the accompanying Statements of Operations as realized gains or losses; at the time of receipt or payment on the Statement of Operation. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As of December 31, 2008, the one-and three-month London Interbank Offered Rates were .44% and 1.43%, respectively. The six month Euribor Rate was 2.97%.

The following is a summary of open swap contracts outstanding as of December 31, 2008.

Western Asset Absolute Return Bond Portfolio
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/Received	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$100,000	$—	$(12,394)

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	2,641,000	10,935	209,683

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	60,000	—	(6,487)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	60,000	—	(12,367)

Annual Report to Shareholders

Western Asset Absolute Return Bond Portfolio—Continued

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/Received	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps—Continued
Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	$14,000,000	$74,667	$(2,802,899)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	100,000	—	(7,814)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	150,000	—	(6,462)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	50,000	—	(5,196)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	50,000	—	(6,493)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	50,000	—	(8,775)

RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	40,000	—	(4,044)

The Goldman Sachs Group, Inc.	May 15, 2016	4.25% Semi-Annually	3-month LIBOR	7,950,000	(28,620)	(979,237)

UBS Warburg LLC	December 16, 2018	4.16% Semi-Annually	3-month LIBOR	7,200,000	(100,530)	(911,836)

		Net unrealized depreciation on interest rate swaps				$(4,554,321)

Credit Default Swap on Corporate Issues—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (General Motors Corp. 7.125%, due 7/15/13)	March 20, 2012	87.92%	3.45% Quarterly	$1,600,000	$(1,238,103)	$—	$(1,238,103)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.1% Quarterly	150,000	(76,363)	—	(76,363)

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Absolute Return Bond Portfolio—Continued

Credit Default Swap on Corporate Issues—Sell Protection—Continued

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.05% Quarterly	$100,000	$(50,991)	$—	$(50,991)

Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.35% Quarterly	2,350,000	(420,497)	—	(420,497)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	7.75%	3.15% Quarterly	3,000,000	(402,501)	—	(402,501)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	7.75%	3.65% Quarterly	3,000,000	(358,706)	—	(358,706)

Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)	September 20, 2012	14.11%	2.97% Quarterly	2,000,000	(548,203)	—	(548,203)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(3,095,364)

Credit Default Swaps on Corporate Issues—Buy Protection[4]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	$ 60,000	$18,215	$—	$18,215

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	120,000	47,997	—	47,997

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	80,000	31,998	—	31,998

Annual Report to Shareholders

Western Asset Absolute Return Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection—Continued

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	$ 60,000	$1,200	$—	$1,200

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	110,000	63,555	—	63,555

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	100,000	6,460	—	6,460

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	50,000	7,452	—	7,452

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	50,000	7,483	—	7,483

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	50,000	100	—	100

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	150,000	378	—	378

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	40,000	9,063	—	9,063

Net unrealized appreciation on buys of credit default swaps on corporate issues						$193,901

Credit Default Swap on Credit Indices—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payment Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$1,756,800	$(40,310)	$(15,230)	$(25,080)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	2,147,200	(49,267)	(31,247)	(18,020)

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Absolute Return Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection—Continued

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$ 5,856,000	$(134,365)	$(34,357)	$(100,008)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,756,800	(40,310)	(18,838)	(21,472)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,561,600	(35,831)	(17,388)	(18,443)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	1,590,000	(31,755)	(57,998)	26,243

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	800,000	(93,986)	(7,366)	(86,620)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	10,000,000	(1,174,826)	(163,425)	(1,011,401)

Credit Suisse First Boston USA (CDX HY 10)	June 20, 2013	5% Quarterly	245,000	(38,791)	(28,665)	(10,126)

Credit Suisse First Boston USA (CDX HY 10)	June 20, 2013	5% Quarterly	490,000	(77,582)	(58,457)	(19,125)

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	0.11% Monthly	700,000	(350,000)	(32,119)	(317,881)

JP Morgan Chase & Co. (CDX HY 10)	June 20, 2013	5% Quarterly	245,000	(38,791)	(28,175)	(10,616)

JP Morgan Chase & Co. (CDX HY 10)	June 20, 2013	5% Quarterly	490,000	(77,582)	(53,900)	(23,682)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(1,636,231)

Credit Default Swap on Credit Indices—Buy Protection[4]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$ 240,000	$ 4,793	$ 7,512	$ (2,719)

Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	780,800	17,915	15,171	2,744

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	878,400	20,155	2,517	17,638

Annual Report to Shareholders

Western Asset Absolute Return Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Buy Protection—Continued

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$3,123,200	$71,662	$18,683	$52,979

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	1,659,200	38,071	45,979	(7,908)

Net unrealized appreciation on buys of credit default swaps on credit indices						$62,734

Western Asset High Yield Portfolio

Credit Default Swap on Corporate Issues—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	64.7%	5% Quarterly	$800,000	$(417,675)	$(132,000)	$(285,675)

Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	64.7%	5% Quarterly	800,000	(417,674)	(168,000)	(249,674)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(535,349)

Western Asset Inflation Indexed Plus Bond Portfolio

Credit Default Swap on Corporate Issues—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7%, due 8/15/12)	June 20, 2010	13.65%	2.9% Quarterly	$5,000,000	$(690,694)	$—	$ (690,694)

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

Credit Default Swap on Corporate Issues—Sell Protection—Continued

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)	June 20, 2010	9.28%	3.625% Quarterly	$2,500,000	$(185,682)	$—	$(185,682)

Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)	June 20, 2010	13.65%	5.5% Quarterly	2,500,000	(261,540)	—	(261,540)

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)	March 20, 2010	9.38%	3.55% Quarterly	5,000,000	(331,549)	—	(331,549)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	9.07%	4.5% Quarterly	7,500,000	(462,890)	—	(462,890)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(1,932,355)

Credit Default Swap on Credit Indices—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	$ 7,056,000	$(1,197,989)	$(369,231)	$(828,758)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	13,132,000	(2,229,591)	(226,780)	(2,002,811)

Annual Report to Shareholders

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection—Continued

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (CDX HY 4)	June 20, 2010	3.6% Quarterly	$9,400,000	$(275,628)	$(31,939)	$(243,689)

Deutsche Bank AG (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	4,700,000	(1,726,994)	(80,585)	(1,646,409)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(4,721,667)

Western Asset Intermediate Bond Portfolio
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payment Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/Received	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps:
Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	$14,900,000	$106,898	$1,749,800

Net unrealized appreciation on interest rate swaps						$1,749,800

Credit Default Swap on Corporate Issues—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	9.1%	2.6% Quarterly	$800,000	$(134,691)	$—	$(134,691)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(134,691)

Credit Default Swap on Credit Indices—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$ 3,240,000	$(380,644)	$(106,385)	$(274,259)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	25,083,200	(1,520,350)	(143,874)	(1,376,476)

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Intermediate Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection—Continued

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$1,410,000	$(165,650)	$(7,843)	$(157,807)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	15,080,052	(2,405,268)	(1,650,380)	(754,888)

The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)	June 20, 2012	1% Quarterly	7,811,292	(1,266,202)	(51,646)	(1,214,556)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(3,777,986)

Credit Default Swap on Credit Indices—Buy Protection[4]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.6% Quarterly	$15,049,920	$998,049	$128,432	$869,617

Net unrealized appreciation on buys of credit default swaps on credit indices						$869,617

Western Asset Intermediate Plus Bond Portfolio
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/Received	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps:
Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	$1,900,000	$14,986	$221,774

Net unrealized appreciation on interest rate swaps						$221,774

Credit Default Swap on Corporate Issues—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	9.10%	2.6% Quarterly	$100,000	$(16,836)	$—	$(16,836)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(16,836)

Annual Report to Shareholders

Western Asset Intermediate Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$2,320,008	$(370,041)	$(271,847)	$(98,194)

JP Morgan Chase & Co. (CDX HY 10)	June 20, 2013	5% Quarterly	800,000	(126,664)	(90,315)	(36,349)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	560,000	(65,790)	(15,863)	(49,927)

Merrill Lynch & Co., Inc. (iBoxx HY3)	December 20, 2009	3.75% Quarterly	380,000	(6,131)	1,191	(7,322)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	3,552,640	(215,334)	(20,483)	(194,851)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	250,000	(29,371)	(3,873)	(25,498)

The Goldman Sachs Group, Inc. (iBoxx HY2)	September 20, 2009	4.3% Quarterly	235,000	2,397	822	1,575

Net depreciation on sales of credit default swaps on credit indices						$(410,566)

Credit Default Swap on Credit Indices—Buy Protection[4]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.6% Quarterly	$2,137,440	$141,746	$18,214	$123,532

Net unrealized appreciation on buys of credit default swaps on credit indices						$123,532

Western Asset Limited Duration Bond Portfolio
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/Received	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps:
Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	$2,200,000	$—	$274,143

Deutsche Bank AG	March 18, 2019	4.25% Semi-Annually	3-month LIBOR	2,740,000	35,287	(433,878)

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Limited Duration Bond Portfolio—Continued

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/Received	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps—Continued

Deutsche Bank AG	March 18, 2016	4.4% Semi-Annually	3-month LIBOR	$5,830,000	$(47,655)	$(692,075)

Morgan Stanley & Co., Inc.	March 18, 2016	4.4% Semi-Annually	3-month LIBOR	5,160,000	(58,908)	(617,023)

Net unrealized depreciation on interest rate swaps						$(1,468,833)

Credit Default Swap on Credit Indices—Sell Protection[1]

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	$1,380,000	$(162,126)	$(10,405)	$(151,721)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(23,497)	(1,806)	(21,691)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	433,406	(86,681)	(27,464)	(59,217)

Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	240,000	(28,196)	(7,652)	(20,544)

Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	240,000	(28,196)	(7,954)	(20,242)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	400,000	(46,993)	(3,614)	(43,379)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	100,000	(11,748)	(604)	(11,144)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(23,497)	(1,244)	(22,253)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(23,496)	(1,420)	(22,076)

Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	0.75% Quarterly	200,000	(23,497)	(1,539)	(21,958)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	1,100,000	(129,231)	(6,195)	(123,036)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	300,000	(35,245)	(4,676)	(30,569)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(547,830)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Annual Report to Shareholders

[2]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[3]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

4. Securities Lending

Each Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled amount by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of December 31, 2008, there were no securities on loan.

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Absolute Return, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, and Limited Duration. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Absolute Return, Inflation Indexed, and Intermediate Plus. WAML, Western Asset Management Company Pte Ltd. (“Western Singapore”) and Western Asset Management Company Limited (“Western Japan”) share advisory responsibilities with Non-U.S., Absolute Return and Inflation Indexed.

Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. In order to limit the annualized operating expense ratios of the classes offered by each Fund to specified amounts, from August 1, 2007 until July 31, 2008, LMFA was contractually obligated with respect to each Fund to waive its compensation (and, to the extent necessary, bear other expenses of each Fund) when the annualized operating expense ratio of a class of the Fund, as a percentage of average daily net assets of such Fund attributable to such class, exceeded a specified amount (“Fee Cap”). From August 1, 2008 through July 31, 2009, the Manager is contractually obligated to follow the Fee Cap for the Institutional Select and Financial Intermediary Classes of each Fund offering those classes. The Fee Cap ceased to apply to the Institutional Class of each Fund (except Absolute Return) beginning August 1, 2008. From August 1, 2008 through July 31, 2009, the Manager is contractually obligated to waive its compensation (and, to the extent necessary, bear other expenses of the Fund) with respect to the Institutional Class of certain Funds in amounts equal to specified annual rates of each such Fund’s average daily net assets attributable to such share class (“Flat Waiver”). Western Asset and WAML also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts under both the Fee Cap and the Flat Waiver.

Any amounts waived or reimbursed in a particular fiscal year under the Fee Cap will be subject to repayment by a Fund on behalf of the applicable class to LMFA to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses for such class to exceed a limit agreed between the Fund and LMFA. The following chart shows annual rates of management fees, expense limits or waivers (as applicable), management fees waived and potential fees which may be recaptured for the Funds’ share classes.

Annual Report to Shareholders

Notes to Financial Statements—Continued

Fund	Asset Breakpoint for Management Fee	Management Fee	Expense Limitation 8/1/08-7/31/09	Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture
Absolute Return
Institutional Class	All asset levels	0.750%	0.80%	—	$(91,193)	$(91,193)
Institutional Select Class	All asset levels	0.750%	0.80%	—	(33,985)	(33,985)
Financial Intermediary Class	All asset levels	0.750%	1.05%	—	(408)	(408)

High Yield
Institutional Class	All asset levels	0.550%	— *	—	$—	$—
Institutional Select Class	All asset levels	0.550%	0.65%	—	—	—

Inflation Indexed
Institutional Class	All asset levels	0.200%	— *	0.02%	$(88,813)	$(454,031)
Institutional Select Class	All asset levels	0.200%	0.25%	—	—	—
Financial Intermediary Class	All asset levels	0.200%	0.75%*	—	(2)	(8)

Intermediate
Institutional Class	All asset levels	0.400%	— *	—	$(312)	$(91,085)
Institutional Select Class	All asset levels	0.400%	0.45%	—	(819)	(819)

Intermediate Plus
Institutional Class	All asset levels	0.400%	— *	0.13%	$(97,069)	$(375,316)
Institutional Select Class	All asset levels	0.400%	0.45%	—	(1,690)	(1,690)

Limited Duration
Institutional Class	All asset levels	0.350%	— *	0.10%	$(83,725)	$(343,675)
Institutional Select Class	All asset levels	0.350%	0.40%	—	(3,637)	(3,637)

Non-U.S.	All asset levels	0.450%	— *	0.04%	$(48,260)	$(235,986)

*	From August 1, 2007 until July 31, 2008, the following limits on annualized expense ratios were in place under the Fee Cap Approach:

Fund	Expense Limitation
High Yield
Institutional Class	0.65%
Inflation Indexed
Institutional Class	0.25%
Financial Intermediary Class	0.50%
Intermediate	0.45%
Intermediate Plus	0.45%
Limited Duration	0.40%
Non-U.S.	0.55%

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

LMFA, Western Asset, WAML Western Singapore, Western Japan and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Annual Report to Shareholders

6. Fund Share Transactions:

At December 31, 2008, there were 21.050 billion of common stock of the Corporation authorized at $.001 par value. Transactions in the Funds’ shares were as follows:

	Period Ended December 31, 2008A		Year Ended March 31, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Absolute Return
Institutional Class
Shares sold	6,412,606	$58,970,805	25,040,517	$250,612,343	36,584,554	$371,514,164
Shares issued on reinvestment	2,838,025	26,290,859	2,465,367	24,781,815	631,102	6,441,688
Shares repurchased	(46,775,614)	(419,797,647)	(6,792,146)	(68,276,911)	(909,438)	(9,306,461)

Net Increase (Decrease)	(37,524,983)	$(334,535,983)	20,713,738	$207,117,247	36,306,218	$368,649,391

Institutional Select ClassB
Shares sold	24,180,661	$220,281,667	—	$—	—	$—
Shares issued on reinvestment	702,878	5,730,893	—	—	—	—
Shares repurchased	(4,283,113)	(35,067,103)	—	—	—	—

Net Increase	20,600,426	$190,945,457	—	$—	—	$—

Financial Intermediary Class
Shares sold	111,254	$973,495	39,400	$395,029	1,652	$16,800
Shares issued on reinvestment	2,805	24,845	488	4,892	56	570
Shares repurchased	(51,496)	(405,156)	(298)	(3,000)	—	—

Net Increase	62,563	$593,184	39,590	$396,921	1,708	$17,370

High Yield
Institutional Class
Shares sold	4,570,280	$40,466,782	23,467,385	$240,438,693	21,423,737	$225,257,662
Shares issued on reinvestment	9,329,465	70,111,837	7,766,638	79,240,754	4,732,934	48,268,332
Shares repurchased	(26,564,923)	(232,469,387)	(27,068,309)	(264,369,485)	(2,033,622)	(21,085,854)

Net Increase (Decrease)	(12,665,178)	$(121,890,768)	4,165,714	$55,309,962	24,123,049	$252,440,140

Institutional Select ClassB
Shares sold	13,646,907	$120,053,238	—	$—	—	$—
Shares issued on reinvestment	797,924	4,937,498	—	—	—	—
Shares repurchased	(1,613,735)	(10,896,580)	—	—	—	—

Net Increase	12,831,096	$114,094,156	—	$—	—	$—

Inflation Indexed
Institutional Class
Shares sold	16,828,142	$174,272,074	19,972,862	$211,161,547	9,069,158	$93,117,187
Shares issued on reinvestment	5,004,860	52,182,331	3,763,953	39,571,513	2,048,497	20,971,112
Shares repurchased	(48,896,241)	(452,802,586)	(9,104,549)	(96,721,397)	(2,315,019)	(23,663,204)

Net Increase (Decrease)	(27,063,239)	$(226,348,181)	14,632,266	$154,011,663	8,802,636	$90,425,095

Institutional Select ClassC
Shares sold	2,369,153	$22,814,947	—	$—	—	$—

Net Increase	2,369,153	$22,814,947	—	$—	—	$—

Financial Intermediary Class
Shares sold	16,934	$172,659	21,815	$238,876	—	$—
Shares issued on reinvestment	415	4,253	108	1,186	—	—
Shares repurchased	(3,518)	(32,562)	(18,672)	(202,156)	—	—

Net Increase	13,831	$144,350	3,251	$37,906	—	$—

Annual Report to Shareholders

Notes to Financial Statements—Continued

	Period Ended December 31, 2008A		Year Ended March 31, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Intermediate
Institutional Class
Shares sold	5,956,977	$59,086,946	32,296,580	$334,375,744	20,543,609	$211,659,756
Shares issued on reinvestment	2,751,284	26,924,151	2,690,562	27,904,316	2,588,997	26,658,928
Shares repurchased	(26,268,220)	(246,886,277)	(27,670,873)	(287,140,762)	(34,281,270)	(351,410,855)

Net Increase (Decrease)	(17,559,959)	$(160,875,180)	7,316,269	$75,139,298	(11,148,664)	$(113,092,171)

Institutional Select ClassD
Shares sold	5,462,341	$49,716,313	—	$—	—	$—
Shares issued on reinvestment	55,831	515,387	—	—	—	—
Shares repurchased	(128,064)	(1,166,667)	—	—	—	—

Net Increase	5,390,108	$49,065,033	—	$—	—	$—

Intermediate Plus
Institutional Class
Shares sold	174,919	$1,596,448	2,821,735	$27,713,562	2,077,405	$20,297,794
Shares issued on reinvestment	686,190	6,232,310	491,208	4,818,988	349,598	3,439,890
Shares repurchased	(4,119,709)	(36,207,382)	(580,831)	(5,695,398)	(873,959)	(8,558,253)

Net Increase (Decrease)	(3,258,600)	$(28,378,624)	2,732,112	$26,837,152	1,553,044	$15,179,431

Institutional Select ClassE
Shares sold	826,840	$6,871,040	—	$—	—	$—

Net Increase	826,840	$6,871,040	—	$—	—	$—

Limited Duration
Institutional Class
Shares sold	1,956,595	$16,372,393	4,509,320	$43,936,448	6,140,043	$60,429,477
Shares issued on reinvestment	328,775	2,799,456	541,671	5,205,159	390,874	3,843,630
Shares repurchased	(5,530,590)	(44,499,878)	(2,848,957)	(27,501,407)	(4,747,155)	(46,701,280)

Net Increase (Decrease)	(3,245,220)	$(25,328,029)	2,202,034	$21,640,200	1,783,762	$17,571,827

Institutional Select ClassF
Shares sold	1,674,034	$13,409,011	—	$—	—	$—
Shares issued on reinvestment	13,489	105,878	—	—	—	—

Net Increase	1,687,523	$13,514,889	—	$—	—	$—

Non-U.S.
Institutional Class
Shares sold	4,393,007	$43,328,054	7,776,592	$76,569,432	10,430,916	$100,110,270
Shares issued on reinvestment	1,324,270	11,640,333	39,858	394,372	192,711	1,792,208
Shares repurchased	(14,513,511)	(142,904,976)	(5,293,702)	(51,712,115)	(1,871,748)	(18,048,069)

Net Increase (Decrease)	(8,796,234)	$(87,936,589)	2,522,748	$25,251,689	8,751,879	$83,854,409

A	For the period April 1, 2008 to December 31, 2008.
B	Institutional Select Class commenced operations August 4, 2008.
C	Institutional Select Class commenced operations December 18, 2008.
D	Institutional Select Class commenced operations October 3, 2008.
E	Institutional Select Class commenced operations November 10, 2008.
F	Institutional Select Class commenced operations October 29, 2008.

Annual Report to Shareholders

7. Recent Accounting Pronouncement

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Western Asset Funds, Inc. and to the Shareholders of Western Asset Absolute Return Portfolio, Western Asset High Yield Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Limited Duration Bond Portfolio, and Western Asset Non-U.S. Opportunity Bond Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Absolute Return Portfolio, Western Asset High Yield Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Limited Duration Bond Portfolio, and Western Asset Non-U.S. Opportunity Bond Portfolio (seven of the Portfolios comprising Western Asset Funds, Inc., the “Funds”) at December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2009

Annual Report to Shareholders

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the period ended December 31, 2008:

		Absolute Return
Record Date:		5/27/2008	Daily
Payable Date:		5/29/2008	April 2008– December 2008

Interest from Federal Obligations		2.82%	2.21%

Long-Term Capital Gain Dividend		$0.088400	—

	High Yield
Record Date:	5/27/2008	7/23/2008	10/14/2008	12/26/2008
Payable Date:	5/28/2008	7/24/2008	10/15/2008	12/29/2008

Ordinary Income:
Qualified Dividend Income for Individuals	0.40%	0.78%	0.78%	0.78%

Dividends Qualifying for the Dividends
Received Deduction for Corporations	0.40%	0.78%	0.78%	0.78%

		Inflation Indexed
Record Date:		Daily	5/27/2008
Payable Date:		May 2008– October 2008	5/29/2008

Ordinary Income:
Qualified Dividend Income for Individuals		0.96%	—

Dividends Qualifying for the Dividends
Received Deduction for Corporations		0.96%	—

Interest from Federal Obligations*		69.77%	69.77%

Long-Term Capital Gain Dividend		—	$0.078820

* This Fund has met the quarterly asset requirements for California, Connecticut and New York resident shareholders.

		Intermediate
Record Date:		Daily	5/27/2008
Payable Date:		April 2008– December 2008	5/29/2008

Ordinary Income:
Qualified Dividend Income for Individuals		0.01%	—

Dividends Qualifying for the Dividends
Received Deduction for Corporations		0.01%	—

Interest from Federal Obligations		11.50%	0.01%

Long-Term Capital Gain Dividend		—	$0.098200

Annual Report to Shareholders

Important Tax Information (Unaudited)—Continued

	Intermediate Plus
Record Date:	5/27/2008	Daily
Payable Date:	5/29/2008	April 2008– December 2008

Ordinary Income:
Qualified Dividend Income for Individuals	0.53%	0.38%

Dividends Qualifying for the Dividends
Received Deduction for Corporations	0.53%	0.38%

Interest from Federal Obligations	7.43%	9.78%

Long-Term Capital Gain Dividend	$0.125400	—

	Limited Duration
Record Date:	Daily
Payable Date:	April 2008– December 2008

Ordinary Income:
Qualified Dividend Income for Individuals	0.48%

Dividends Qualifying for the Dividends
Received Deduction for Corporations	2.48%

Interest from Federal Obligations	7.56%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is provided for shareholders who are not residents of the United States:

Intermediate
Record Date:	Daily
Payable Date:	April 2008– December 2008

Qualified Interest Income	84.61%

Additionally, the Fund paid $0.0361 per share to shareholders of record on May 27, 2008, all of which is qualified short-term capital gains not subject to U.S. withholding tax for nonresident alien shareholders.

Please retain this information for your records.

Annual Report to Shareholders

Directors and Officers

The Directors and officers of the Funds, their age (as of December 31, 2008) and a description of their principal occupations during the past five years are listed below. Except as shown, each Director’s and officer’s principal occupation and business experience for the last five years has been with the employer(s) indicated, although in some cases the Director or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, California 91101.

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
Independent Directors
Ronald J. Arnault 65	Director	Served since 1997	Retired.	13	None
Anita L. DeFrantz 56	Director	Served since 1998	President (1987-present) and Director (1990-present) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); President and Director of Kids in Sports (1994-present); Vice President, International Rowing Federation (1986-present); Member of the International Olympic Committee (1986-present).	13	OBN Holdings, Inc.
Avedick B. Poladian 57	Director	Served since 2007	Executive Vice President and Chief Operating Officer of Lowe Enterprises, Inc. (real estate and hospitality firm) (2002-present); Formerly. Partner, Arthur Andersen, LLP.	13	Occidental Petroleum Corporation
William E. B. Siart 62	Director and Chairman	Served since 1997	Vice Chairman of The Getty Trust (2005–present); Chairman of Walt Disney Concert Hall, Inc. (1998-2006); Chairman of Excellent Education Development (2000-present).	13	None
Jaynie Miller Studenmund 54	Director	Served since 2004	Chief Operating Officer of Overture Services, Inc. (online marketing firm) (2001-2004); President and Chief Operating Officer of Paymybills.com (2000-2001).	13	eHarmony.com, Inc. Forest Lawn Orbitz Worldwide
Interested Directors
R. Jay Gerken 57	Director and President	Served as a Director since 2006 and as President since 2007C	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates (2005-present); President of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (2006-present); Chairman of Smith Barney Fund Management LLC and Citi Fund Management Inc. (2002-2005); Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005).	159	Trustee or Director of certain funds associated with Legg Mason & Co., LLC or its affiliates (consisting of funds with 159 portfolios).
Ronald L. Olson 67	Director	Served since 2005D	Senior Partner of Munger, Tolles & Olson LLP (a law partnership) (1968-present).	13	Edison International, City National Corporation (financial services company), The Washington Post Company, and Berkshire Hathaway, Inc.

Annual Report to Shareholders

Directors and Officers—Continued

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
OfficersD
D. Daniel Fleet 51	Vice President	Served since 2006	President of Western Asset (2006-present); Vice President of Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Director, Western Asset Management Company Limited (2006-present); Director of Risk Management of Western Asset (2002-2006).	N/A	N/A
Gavin L. James 48	Vice President	Served since 2001	Director of Global Client Services and Marketing of Western Asset (1998-present).	N/A	N/A
S. Kenneth Leech 54	Vice President	Served since 1990	Chief Investment Officer, Emeritus of Western Asset (2008-present); Chief Investment Officer of Western Asset (1998-2008); Vice President of Western Asset Income Fund (1998-present) and Western Asset Premier Bond Fund (2001-present).	N/A	N/A
Stephen A. Walsh 50	Vice President	Served since 1994	Chief Investment Officer Western Asset (2008-present) Deputy Chief Investment Officer of Western Asset (2000-2008); Vice President of Western Asset Income Fund (1999-present) and Western Asset Premier Bond Fund (2001-present).	N/A	N/A
Susanne D. Wilson 47 100 Light Street Baltimore, MD 21202	Vice President	Served since 1998	Vice President of Legg Mason & Co., LLC (2005-present); Vice President of Legg Mason Wood Walker, Incorporated (1998-2005).	N/A	N/A
Marie K. Karpinski 59 100 Light Street Baltimore, MD 21202	Principal Financial and Accounting Officer	Served since 1990	Vice President, Legg Mason & Co., LLC (2005-present); Legg Mason Wood Walker, Incorporated (1992-2005); Vice President (1986-present), Chief Financial Officer (2006-present) and Treasurer (1986-2006) of all Legg Mason retail, open-end investment companies; Treasurer and Principal Financial and Accounting Officer, Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-present) and Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2004-present); Principal Financial and Accounting Officer of Western Asset Income Fund (2001–present) and Western Asset Premier Bond Fund (2001-present); Treasurer of the Corporation (1990–2006), Western Asset Income Fund (2001–2006) and Western Asset Premier Bond Fund (2001-2006).	N/A	N/A

Annual Report to Shareholders

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
Erin K. Morris 42 100 Light Street Baltimore, MD 21202	Treasurer	Served since 2006	Vice President and Manager, Global Funds Administration, Legg Mason & Co., LLC (2005-present); Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005); Treasurer of Legg Mason Income Trust, Inc., Legg Mason Tax-Free Income Fund, Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Assistant Treasurer, Legg Mason Partners Fund fixed income complex (2007-present), Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-present), Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2004-present); Assistant Treasurer, the Corporation, Western Asset Income Fund, Western Asset Premier Bond Fund, Legg Mason Income Trust, Inc. and Legg Mason Tax-Free Income Fund (2001-2006); Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (2000-2005).	N/A	N/A
Susan C. Curry 42 55 Water St. New York, NY 10041	Assistant Treasurer	Served since 2007	Director of Tax – Mutual Funds, Legg Mason & Co., LLC (2005-present); Director of Tax – Mutual Funds, Citigroup (2004-2005); Assistant Treasurer, Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/Claymore Inflation-Linked Securities & Income Fund and Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2007-present); Partner, Deloitte & Touche (1990-2004).	N/A	N/A
Todd F. Kuehl 39 100 Light Street Baltimore, MD 21202	Chief Compliance Officer	Served since 2007	Director, Legg Mason & Co., LLC (2006-present); Chief Compliance Officer of Legg Mason Private Portfolio Group (2009-present) Chief Compliance Officer of Western Asset/Claymore Inflation-Linked Securities & Income Fund, Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, Western Asset Income Fund, Western Asset Premier Bond Fund (2007-present) and Barrett Growth Fund and Barrett Opportunity Fund (2006-2008); Branch Chief, Division of Investment Management, U.S. Securities and Exchange Commission (2002-2006).	N/A	N/A

Annual Report to Shareholders

Directors and Officers—Continued

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
Richard M. Wachterman 61 100 Light Street Baltimore, MD 21202	Secretary	Served since 2008	Associate General Counsel, Legg Mason & Co. (2004-present); Managing Director, Victory Capital Management (1981-2003); Secretary, Legg Mason Funds (2004-present); Secretary, Western Funds (2008-present); Vice President, Legg Mason Fund Adviser, Inc. (2007-present).	N/A	N/A
Peter J. Ciliberti 34 100 Light Street Baltimore, MD 21202	Assistant Secretary	Served since 2008	Associate General Counsel, Legg Mason & Co. (2007-present); Assistant Secretary, Legg Mason Funds (2006-present); Asset Management Compliance Officer, Legg Mason & Co. (2005-2007); Asset Management Compliance Officer, Legg Mason Wood Walker, Inc. (2005); and Broker-Dealer Compliance Officer, Legg Mason Wood Walker, Inc. (2001-2005).	N/A	N/A
A

Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified. Each of the Directors of the Corporation holds office until his or her successor shall have been duly elected and shall qualify, subject to prior death, resignation, retirement, disqualification or removal from office and applicable law and the rules of the New York Stock Exchange.

B

In addition to overseeing the thirteen portfolios of the Corporation, each Director also serves as a Director of Western Asset Income Fund and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same Fund Complex as the Corporation. In addition, Mr. Gerken serves as Director/Trustee to 159 other portfolios associated with Legg Mason & Co., LLC or its affiliates. Legg Mason & Co., LLC is an affiliate of LMFA and Western Asset.

C

Mr. Gerken is an “interested person” (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of each Fund because of his positions with subsidiaries of, and ownership of shares of common stock of, Legg Mason, Inc., the parent company of Western Asset.

D	Mr. Olson is an “interested person” (as defined above) of each Fund because his law firm has provided legal services to Western Asset.
E	Each officer of the Corporation is an “interested person” (as defined above) of the Corporation.

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S

DIRECTORS AND OFFICERS IS CONTAINED IN THE

CORPORATION’S STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING

1-888-425-6432, OR ON THE SECURITIES AND EXCHANGE

COMMISSION’S WEBSITE (http://www.sec.gov).

Annual Report to Shareholders

Board Consideration of the Management and Advisory Agreements

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreements between the Corporation and LMFA, the Investment Advisory Agreements between LMFA and Western Asset and the Investment Advisory Agreements between LMFA and WAML (collectively, the “Agreements”) with respect to each Fund at meetings held on September 9, 2008, October 17, 2008 and October 30, 2008. At a meeting held on November 18, 2008, the Executive and Contracts Committee reported to the full Board of Directors their considerations with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset and WAML (together, the “Advisers”), including relevant investment advisory personnel as well as representatives of LMFA; reviewed a variety of information prepared by LMFA and the Advisers and materials provided by Lipper Inc. (“Lipper”) and counsel to the Independent Directors; and reviewed performance and expense information for peer groups of comparable funds selected and prepared by Lipper and for certain other comparable products available from Western Asset. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Funds’ performance and other relevant matters, and related discussions with the Advisers’ personnel.

As part of their review, the Directors examined LMFA’s ability to provide high quality oversight and administrative and shareholder support services to the Funds, and Western Asset’s and WAML’s ability to provide high quality investment management services to the Funds. The Directors considered the experience of LMFA’s personnel in providing the types of services that LMFA is responsible for providing to the Funds; the ability of LMFA to attract and retain capable personnel; the capability and integrity of LMFA’s senior management and staff; and the level of skill required to provide such services to the Funds. The Directors considered the investment philosophy and research and decision-making processes of each Adviser; the experience of its key advisory personnel responsible for management of the Funds; the ability of the Advisers to attract and retain capable research and advisory personnel; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage each Fund. In addition, the Directors reviewed the quality of LMFA and the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds and conditions that might affect LMFA or an Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including LMFA and each Adviser’s business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Funds given their respective investment objectives and policies, and that LMFA and each of the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Funds, the Directors also reviewed comparisons of the performance of the Funds to the performance of certain comparable funds in their respective peer groups and to their respective investment benchmarks over one-, three-, five- and ten-year and since inception periods ended August 31, 2008 (as applicable). In that connection, the Directors noted that the performance of most of the Funds for the one-year and three-year periods was below, and near or below, their peer averages, respectively. They also noted, however, that the performance of the Funds in existence for at least five years was generally near or above their peer averages for the five-year period ended August 31, 2008 and the performance of each of the two Funds in existence for at least ten years exceeded their peer averages for the ten-year period ended on that date. With respect to each of the Funds, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer groups.

The Directors also considered the management fees payable by the Funds to LMFA, the total expenses payable by the Funds and the fact that LMFA pays to the Advisers the entire management fee it receives from each Fund. They reviewed information concerning fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Advisers’ other clients, including separate accounts managed by the Advisers. The Directors observed that the management fees paid to LMFA by the Funds were lower than their peer groups, except the fees with respect to the Absolute Return Fund which were higher than the applicable average and a few Funds that were near the applicable averages. The Directors also observed that total expenses for each Fund except the Absolute Return Fund were lower than the average of the funds in its respective peer group. The Directors noted that the management fees paid by the Funds were generally higher than the fees paid by other clients of the Advisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Advisers with respect

Annual Report to Shareholders

Board Consideration of the Management and Advisory Agreements—Continued

to the Funds were also relatively higher. In light of these differences, the Directors concluded that the differences in management fees from those paid by the Advisers’ other clients were reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMFA and the Advisers, including, among others, the profitability of the relationship to LMFA and the Advisers; the direct and indirect benefits that LMFA and each Adviser may receive from its relationship with the Funds, including any “fallout benefits”, such as reputational value derived from serving as investment manager or adviser; and the affiliations between LMFA, the Advisers and certain service providers for the Portfolios. In that connection, the Directors concluded that LMFA and each Adviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Funds grow. They further concluded that, where a Fund’s assets were currently at a level at which the Advisers potentially may realize economies of scale from any future growth in the Fund, fee breakpoints had been implemented to capture a portion of any economies of scale for the benefit of the Fund’s shareholders.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who are independent of LMFA and the Advisers within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by each Adviser, but would continue to closely monitor the Advisers’ performance in light of the Funds’ recent relative underperformance; that the fees to be paid to the Advisers and LMFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Advisers and LMFA; and that approval of the Agreements was in the best interest of the Corporation and its shareholders.

Approval of Additional Subadvisers

At their September 9, 2008 meeting, the Directors, including the Independent Directors, approved the addition of the following two non-U.S. affiliates of Western Asset as additional investment subadvisers of Western Asset Absolute Return Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio and Western Asset Non-U.S. Opportunity Bond Portfolio (the “Selected Funds”): Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan” and together with Western Asset Singapore, the “New Subadvisers”). In approving the addition of the New Subadvisers, the Directors drew on their knowledge of and experience with Western Asset, its personnel, the quality of the services it has provided to the Selected Funds and its investment philosophy and performance, as well as additional information relating to the New Subadvisers. The Directors noted that the Selected Funds are permitted to invest in non-U.S. dollar denominated securities and related foreign currency instruments and that the addition of the New Subadvisers will provide the Selected Funds with greater global investment management and trading resources. The Directors also noted that although the New Subadvisers are separate legal entities from Western Asset, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the New Subadvisers. Finally, the Directors noted that the management fees paid by the Selected Funds would not change as a result of the addition of the New Subadvisers since the Selected Funds would not be paying the fees of the New Subadvisers.

Annual Report to Shareholders

Privacy Policy

The Fund is committed to keeping nonpublic personal information secure and confidential. This notice is intended to help a shareholder understand how the Fund fulfills this commitment.

From time to time, the Fund, through its service providers, may collect a variety of personal information, including:

•	Information received on applications and forms, via the telephone, and through websites;

•	Information about transactions with the Fund, affiliates, or others (such as purchases, sales, or account balances); and

•	Information about shareholders received from consumer reporting agencies.

The Fund does not disclose shareholder nonpublic personal information, except as permitted by applicable law or regulation. For example, the Fund may share this information with others in order to process transactions. Any information provided to companies that perform services on behalf of the Fund, such as printing and mailing, or to other financial institutions with which the Fund has joint marketing agreements are required to protect the confidentiality of shareholders information and to use it only to perform the services for which the companies are hired.

The Fund, through its service providers, maintains physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information. Access to this information is restricted.

If a shareholder decides at some point either to close his/her account(s) or become an inactive customer, the Fund will continue to adhere to these privacy policies and practices with respect to shareholder nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Funds, Inc.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Susanne D. Wilson, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Todd F. Kuehl, Chief Compliance Officer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Western Asset Management Company Pte. Ltd.

1 George Street #23-01

Singapore 049145

Western Asset Management Company Ltd

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chrome Chiyoda-Ku

Tokyo 100-6536

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Western Asset Management Company

Legg Mason Investor Services, LLC, Distributor

Legg Mason, Inc. Subsidiaries

WAF-A-(02/09) TN09-4346	WASX011417

Western Asset Funds, Inc.

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Annual Report to Shareholders

December 31, 2008

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Core Bond Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Three Months Ended 12/31/08	Nine Months	One Year	Five Years	Ten Years	Since InceptionA
Western Asset Core Bond Portfolio:
Institutional Class	-3.35%	-8.88%	-10.81%	+0.68%	+3.99%	+6.63%
Financial Intermediary Class	-3.42%	-9.06%	-11.13%	+0.42%	N/A	+4.07%
Institutional Select Class	-3.29%	N/A	N/A	N/A	N/A	-7.08%
Barclays Capital U.S. Aggregate IndexB	+4.58%	+3.01%	+5.24%	+4.65%	+5.63%	+7.17%
Lipper Intermediate Investment Grade Debt Funds Category AverageC	-0.21%	-4.95%	-4.39%	+1.75%	+4.06%	+6.32%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional, Financial Intermediary and Institutional Select Classes, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The expense ratios for the Institutional, Financial Intermediary and Institutional Select Classes were 0.46%, 0.74% and 0.44%, respectively, as indicated in the Fund’s most current prospectus dated August 1, 2008.

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Core Bond Portfolio returned -8.88%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 3.01% over the same time frame. The Lipper Intermediate Investment Grade Debt Funds Category Average returned -4.95% for the same period.

The impact of market conditions on the Fund’s performance was negative for the nine-month period ended December 31, 2008, with strategies also producing significantly negative results. A large overweight exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to a lack of liquidity and uncertainty in that marketplace. An emphasis on lower-quality credits and select Financials issues was also a

A

The inception of the Institutional Class is September 4, 1990. The inception date of the Financial Intermediary Class is July 22, 1999. The inception date of the Institutional Select Class is August 29, 2008. Index returns are for periods beginning August 31, 1990. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

1

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

Western Asset Core Bond Portfolio—Continued

large detractor from performance as spreads soared in the wake of the subprime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads narrowed in April and May, but these gains were given back later in the period on deteriorating investor sentiment and poor earnings. A modest U.S. Treasury Inflation-Protected Securities (“TIPS”)D exposure also had a negative impact as oil plunged to $40 per barrel and inflation fears switched to deflation fears. On a positive note, a tactically-driven durationE posture contributed modestly to returns as bond yields rallied over the year. A yield curveF-steepening strategy also had a positive impact on performance as the spread between two- and 10-year yields widened.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options and futures which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

D

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

E

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

F	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

2

Annual Report to Shareholders

Expense Example

Western Asset Core Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period. For Institutional Class and Financial Intermediary Class, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 29, 2008 (commencement of operations) and held through December 31, 2008. The ending values assume dividends were reinvested at the time they were paid.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until August 29, 2008. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$914.20	$2.27
Hypothetical (5% return before expenses)	1,000.00		1,022.84	2.40
Institutional Select Class:
Actual	$1,000.00	B	$929.20	$1.49	C
Hypothetical (5% return before expenses)	1,000.00		1,022.94	2.29
Financial Intermediary Class:
Actual	$1,000.00		$912.90	$3.47
Hypothetical (5% return before expenses)	1,000.00		1,021.58	3.67

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.47% and 0.72% for the Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (184), and divided by 365.

B	Beginning account value is as of August 29, 2008.
C

This calculation is based on expenses incurred from August 29, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.45% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the fiscal period (125) and divided by 365.

3

Annual Report to Shareholders

Performance Information

Western Asset Core Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select shares, which began operations on August 29, 2008 had a total return of -7.08% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

4

Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B	Index returns are for periods beginning July 31, 1999. Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

5

Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of December 31, 2008)C

Standard & Poor’s Debt RatingsD (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C

The pie charts above represent the composition of the Fund’s portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

D	Source: Standard & Poor's. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.
E	Preferred stocks do not have defined maturity dates.

6

Annual Report to Shareholders

Spread Duration

Western Asset Core Bond Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Securities

LABI—Barclays Capital U.S. Aggregate Index

CMBS—Commercial Mortgage Backed Securities

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

7

Annual Report to Shareholders

Effective Duration

Western Asset Core Bond Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Securities

LABI—Barclays Capital U.S. Aggregate Index

CMBS—Commercial Mortgage Backed Securities

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

8

Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Bond Portfolio

December 31, 2008

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	121.0%

Corporate Bonds and Notes	21.8%

Aerospace and Defense	N.M.
United Technologies Corp.		5.400%	5/1/35	$1,460,000	$1,375,914

Airlines	1.2%
Continental Airlines Inc.		6.900%	1/2/18	2,472,490	1,977,992
Continental Airlines Inc.		6.820%	5/1/18	548,237	405,695
Continental Airlines Inc.		6.545%	2/2/19	4,306,222	3,444,978
Delta Air Lines Inc.		7.379%	5/18/10	2,651,821	2,439,675
Delta Air Lines Inc.		7.570%	11/18/10	12,026,000	10,101,840
Delta Air Lines Inc.		7.111%	9/18/11	15,600,000	12,480,000
Delta Air Lines Inc.		6.821%	8/10/22	6,825,032	4,043,831
Northwest Airlines Corp.		7.575%	3/1/19	5,745,286	3,906,794
Northwest Airlines Inc.		2.968%	5/20/14	2,793,171	1,955,220	A
Southwest Airlines Co.		5.125%	3/1/17	2,640,000	1,908,871
US Airways Pass-Through Trust		6.850%	1/30/18	10,063,668	7,044,568

					49,709,464

Automobiles	0.1%
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	700,000	610,401
Ford Motor Co.		7.450%	7/16/31	13,410,000	3,754,800

					4,365,201

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	3,320,000	2,671,604
Masco Corp.		6.125%	10/3/16	4,120,000	2,827,766

					5,499,370

Capital Markets	0.9%
Goldman Sachs Capital II		5.793%	12/29/49	770,000	296,006	B
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	1,300,000	130	B,C,S
Lehman Brothers Holdings Inc.		6.200%	9/26/14	4,370,000	415,150	C,S
Lehman Brothers Holdings Inc.		6.500%	7/19/17	11,920,000	1,192	C,S
Lehman Brothers Holdings Inc.		6.750%	12/28/17	29,990,000	2,999	C,S
Merrill Lynch and Co. Inc.		6.110%	1/29/37	3,510,000	3,155,227
Morgan Stanley		4.750%	4/1/14	3,070,000	2,338,999
Morgan Stanley		4.953%	10/18/16	4,040,000	2,779,738	A
The Bear Stearns Cos. Inc.		6.400%	10/2/17	17,120,000	17,790,727
The Goldman Sachs Group Inc.		5.625%	1/15/17	9,935,000	8,534,930

					35,315,098

9

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks	1.1%
Bank One Corp.		7.875%	8/1/10	$4,500,000	$4,716,675
Bank One Corp.		5.900%	11/15/11	2,000,000	2,006,424
HBOS Treasury Services PLC		5.250%	2/21/17	2,500,000	2,432,455	D
Rabobank Capital Funding Trust II		5.260%	12/31/49	470,000	248,644	B,D
Rabobank Capital Funding Trust III		5.254%	12/31/49	3,030,000	1,661,267	B,D
SunTrust Capital VIII		6.100%	12/15/36	14,970,000	10,539,030	B
Wachovia Capital Trust III		5.800%	3/15/49	6,130,000	3,616,700	B
Wachovia Corp.		5.750%	6/15/17	16,100,000	16,024,990
Wells Fargo Capital X		5.950%	12/15/36	1,890,000	1,619,821

					42,866,006

Commercial Services and Supplies	0.3%
Waste Management Inc.		6.875%	5/15/09	2,000,000	1,990,714
Waste Management Inc.		6.375%	11/15/12	2,530,000	2,359,296
Waste Management Inc.		5.000%	3/15/14	3,440,000	2,951,630
Waste Management Inc.		7.125%	12/15/17	6,000,000	5,589,216

					12,890,856

Communications Equipment	0.1%
Motorola Inc.		8.000%	11/1/11	5,600,000	4,673,043

Consumer Finance	2.7%
American Express Co.		6.800%	9/1/66	4,460,000	2,308,724	B
American General Finance Corp.		6.900%	12/15/17	4,070,000	1,761,386
Capital One Financial Corp.		6.150%	9/1/16	3,170,000	2,230,720
Ford Motor Credit Co.		7.375%	10/28/09	50,175,000	44,064,739
Ford Motor Credit Co.		7.875%	6/15/10	6,310,000	5,049,136
Ford Motor Credit Co.		7.375%	2/1/11	6,435,000	4,893,573
Ford Motor Credit Co.		7.250%	10/25/11	5,910,000	4,317,308
GMAC LLC		5.625%	5/15/09	9,550,000	9,177,225
GMAC LLC		7.750%	1/19/10	3,493,000	3,142,338	D
GMAC LLC		7.250%	3/2/11	519,000	446,023	D
GMAC LLC		7.500%	12/31/13	1,449,000	1,057,770	D
GMAC LLC		0.000%	6/15/15	220,000	37,140	E
GMAC LLC		8.000%	12/31/18	1,207,500	603,750	D
SLM Corp.		5.375%	5/15/14	3,000,000	2,024,622
SLM Corp.		5.625%	8/1/33	42,895,000	26,022,080

					107,136,534

10

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services	2.3%
Air 2 US		8.027%	10/1/19	$9,347,745	$7,010,809	D
BAC Capital Trust XIV		5.630%	12/31/49	500,000	200,328	B
Citigroup Inc.		6.125%	8/25/36	2,000,000	1,791,590
Citigroup Inc.		5.875%	5/29/37	17,000,000	16,987,148
Citigroup Inc.		6.875%	3/5/38	17,330,000	19,719,582
General Electric Capital Corp.		6.375%	11/15/67	22,960,000	14,431,944	B
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	12,080,000	5,400,884	B,D
HSBC Finance Corp.		8.000%	7/15/10	690,000	701,475
HSBC Finance Corp.		7.000%	5/15/12	700,000	701,063
HSBC Finance Corp.		6.375%	11/27/12	440,000	430,487
ILFC E-Capital Trust II		6.250%	12/21/65	4,160,000	1,737,270	B,D
J.P. Morgan and Co. Inc.		3.574%	2/15/12	2,000,000	1,689,960	A
JPMorgan Chase and Co.		5.750%	1/2/13	3,770,000	3,824,838
JPMorgan Chase and Co.		6.125%	6/27/17	7,855,000	7,730,278
Liberty Media LLC		3.750%	2/15/30	290,000	76,850	F
PHH Corp.		7.125%	3/1/13	5,010,000	2,838,541
TNK-BP Finance SA		7.875%	3/13/18	6,420,000	3,210,000	D
Unilever Capital Corp.		7.125%	11/1/10	1,730,000	1,850,124

					90,333,171

Diversified Telecommunication Services	0.4%
AT&T Inc.		5.100%	9/15/14	4,960,000	4,875,616
BellSouth Corp.		4.750%	11/15/12	440,000	431,672
BellSouth Corp.		5.200%	9/15/14	4,270,000	4,156,990
CenturyTel Inc.		6.000%	4/1/17	4,120,000	2,966,400
Verizon Global Funding Corp.		7.250%	12/1/10	2,220,000	2,327,361
Verizon Global Funding Corp.		7.375%	9/1/12	5,000	5,231

					14,763,270

Electric Utilities	0.6%
Exelon Corp.		5.625%	6/15/35	345,000	217,785
FirstEnergy Corp.		6.450%	11/15/11	290,000	274,124
FirstEnergy Corp.		7.375%	11/15/31	10,610,000	10,037,230
Pacific Gas and Electric Co.		6.050%	3/1/34	940,000	998,336
Pacific Gas and Electric Co.		5.800%	3/1/37	7,330,000	7,602,727
Progress Energy Inc.		7.100%	3/1/11	1,488,000	1,474,800
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	630,000	510,775
The Detroit Edison Co.		6.125%	10/1/10	920,000	925,313

					22,041,090

11

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Food and Staples Retailing	1.0%
CVS Lease Pass-Through Trust		6.117%	1/10/13	$2,631,943	$2,517,578	D
CVS Lease Pass-Through Trust		6.036%	12/10/28	34,925,328	21,242,632	D
The Kroger Co.		6.400%	8/15/17	580,000	584,909
The Kroger Co.		6.150%	1/15/20	850,000	838,630
Wal-Mart Stores Inc.		5.800%	2/15/18	9,150,000	10,124,932
Wal-Mart Stores Inc.		6.200%	4/15/38	5,410,000	6,191,502

					41,500,183

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	3,580,000	3,598,208
Sara Lee Corp.		6.250%	9/15/11	5,500,000	5,444,675

					9,042,883

Gas Utilities	0.1%
Southern Natural Gas Co.		8.000%	3/1/32	7,390,000	6,157,843

Health Care Providers and Services	1.2%
AmerisourceBergen Corp.		5.625%	9/15/12	3,520,000	3,295,818
AmerisourceBergen Corp.		5.875%	9/15/15	3,050,000	2,665,651
Cardinal Health Inc.		5.800%	10/15/16	3,530,000	3,193,513
Cardinal Health Inc.		5.850%	12/15/17	12,985,000	11,708,302
HCA Inc.		5.750%	3/15/14	35,430,000	21,435,150
Tenet Healthcare Corp.		6.375%	12/1/11	2,500,000	1,931,250
Tenet Healthcare Corp.		7.375%	2/1/13	6,584,000	4,691,100
WellPoint Inc.		5.875%	6/15/17	900,000	819,122

					49,739,906

Hotels, Restaurants and Leisure	0.1%
Marriott International Inc.		5.810%	11/10/15	4,400,000	3,081,685
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	3,050,000	2,272,250

					5,353,935

Household Durables	0.1%
Pulte Homes Inc.		8.125%	3/1/11	3,480,000	3,027,600

Independent Power Producers and Energy Traders	0.1%
TXU Corp.		6.500%	11/15/24	1,090,000	385,629
TXU Corp.		6.550%	11/15/34	9,930,000	3,352,289

					3,737,918

12

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Industrial Conglomerates	0.5%
Tyco International Ltd./Tyco International Finance SA		7.000%	12/15/19	$3,380,000	$2,776,569
Tyco International Ltd./Tyco International Finance SA		6.875%	1/15/21	22,895,000	17,704,085

					20,480,654

Insurance	1.6%
American International Group Inc.		5.850%	1/16/18	2,370,000	1,588,575
American International Group Inc.		6.250%	3/15/37	12,690,000	4,743,167
ASIF Global Financing XIX		4.900%	1/17/13	1,210,000	971,318	D
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	3,070,000	2,988,424
MetLife Inc.		6.400%	12/15/36	46,870,000	28,122,000
The Travelers Cos. Inc.		6.250%	3/15/37	37,460,000	24,537,686	B

					62,951,170

IT Services	0.2%
Electronic Data Systems Corp.		7.125%	10/15/09	7,685,000	7,812,763

Leisure Equipment and Products	0.6%
Eastman Kodak Co.		7.250%	11/15/13	34,680,000	22,368,600

Media	1.1%
CBS Corp.		7.625%	1/15/16	2,750,000	2,246,648
Clear Channel Communications Inc.		4.250%	5/15/09	2,130,000	1,874,400
Clear Channel Communications Inc.		6.250%	3/15/11	5,580,000	1,674,000
Clear Channel Communications Inc.		5.500%	9/15/14	790,000	94,800
Comcast Corp.		6.500%	1/15/15	1,200,000	1,179,517
Comcast Corp.		6.500%	1/15/17	1,500,000	1,481,571
Comcast Corp.		6.950%	8/15/37	3,130,000	3,296,053
Cox Communications Inc.		7.875%	8/15/09	9,640,000	9,476,014
News America Inc.		6.200%	12/15/34	105,000	95,817
News America Inc.		6.650%	11/15/37	700,000	692,833
Time Warner Inc.		6.875%	5/1/12	8,270,000	7,944,956
Time Warner Inc.		6.950%	1/15/28	2,000,000	1,844,496
Time Warner Inc.		7.625%	4/15/31	350,000	343,984
Viacom Inc.		5.750%	4/30/11	8,580,000	7,792,253
Viacom Inc.		6.250%	4/30/16	3,400,000	2,818,236

					42,855,578

13

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Multi-Utilities	0.1%
Dominion Resources Inc.		5.125%	12/15/09	$50,000	$49,890
Dominion Resources Inc.		4.750%	12/15/10	570,000	563,609
Dominion Resources Inc.		5.700%	9/17/12	2,050,000	2,029,869

					2,643,368

Multiline Retail	0.1%
Target Corp.		4.000%	6/15/13	4,445,000	4,146,145

Oil, Gas and Consumable Fuels	3.2%
Anadarko Petroleum Corp.		3.219%	9/15/09	12,340,000	11,807,196	A
Anadarko Petroleum Corp.		5.950%	9/15/16	16,943,000	14,965,904
Anadarko Petroleum Corp.		6.450%	9/15/36	1,325,000	1,045,205
Conoco Inc.		6.950%	4/15/29	2,780,000	2,991,561
El Paso Natural Gas Co.		8.375%	6/15/32	3,610,000	3,115,037
Hess Corp.		7.875%	10/1/29	3,840,000	3,686,331
Hess Corp.		7.300%	8/15/31	8,695,000	7,911,198
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	15,560,000	12,136,800	D
Kerr-McGee Corp.		6.875%	9/15/11	17,000,000	16,823,727
Kerr-McGee Corp.		6.950%	7/1/24	650,000	569,951
Kinder Morgan Energy Partners LP		7.125%	3/15/12	4,650,000	4,490,979
Kinder Morgan Energy Partners LP		5.000%	12/15/13	3,180,000	2,773,103
Kinder Morgan Energy Partners LP		6.000%	2/1/17	990,000	859,493
Kinder Morgan Energy Partners LP		6.950%	1/15/38	410,000	331,586
Pemex Project Funding Master Trust		6.625%	6/15/35	17,313,000	14,655,455
Pemex Project Funding Master Trust		6.625%	6/15/35	410,000	347,065	D
Sonat Inc.		7.625%	7/15/11	5,000,000	4,558,690
Tennessee Gas Pipeline Co.		8.375%	6/15/32	1,110,000	957,809
Texaco Capital Inc.		5.500%	1/15/09	1,000,000	1,001,031
The Williams Cos. Inc.		8.125%	3/15/12	3,240,000	2,984,850
The Williams Cos. Inc.		7.500%	1/15/31	7,262,000	4,865,540
The Williams Cos. Inc.		8.750%	3/15/32	3,240,000	2,413,800
XTO Energy Inc.		7.500%	4/15/12	10,379,000	10,258,168
XTO Energy Inc.		6.750%	8/1/37	320,000	299,700

					125,850,179

Paper and Forest Products	0.1%
Weyerhaeuser Co.		6.750%	3/15/12	2,775,000	2,484,041

14

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Pharmaceuticals	0.3%
Wyeth		5.950%	4/1/37	$9,750,000	$10,825,298

Real Estate Investment Trusts (REITs)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	3,550,000	2,935,300

Specialty Retail	0.5%
Autozone Inc.		6.950%	6/15/16	5,620,000	4,970,862
Home Depot Inc.		4.625%	8/15/10	1,380,000	1,366,531
Home Depot Inc.		5.250%	12/16/13	2,740,000	2,558,604
Home Depot Inc.		5.400%	3/1/16	4,250,000	3,803,410
Limited Brands Inc.		6.125%	12/1/12	9,420,000	6,795,145

					19,494,552

Thrifts and Mortgage Finance	0.5%
Countrywide Financial Corp.		3.418%	3/24/09	3,000,000	2,975,592	A
Countrywide Financial Corp.		6.250%	5/15/16	18,400,000	17,470,947

					20,446,539

Tobacco	0.1%
Reynolds American Inc.		7.875%	5/15/09	3,240,000	3,208,206

Wireless Telecommunication Services	0.2%
Sprint Capital Corp.		8.375%	3/15/12	7,935,000	6,348,000
Sprint Capital Corp.		6.900%	5/1/19	230,000	163,300
Sprint Capital Corp.		8.750%	3/15/32	1,050,000	708,750

					7,220,050

Total Corporate Bonds and Notes (Cost—$1,134,129,807)					865,251,728
Asset-Backed Securities	4.8%

Fixed Rate Securities	0.8%
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	3,901,466	2,148,483
Drive Auto Receivables Trust 2006-2 A3		5.330%	4/15/14	25,360,000	22,316,754	D
E-Trade RV and Marine Trust A3-1		3.620%	10/8/18	184,381	172,860
Equity One ABS Inc. 2003-3		4.995%	12/25/33	4,068,582	3,789,291
Green Tree Financial Corp. 1996-5		8.100%	7/15/26	450,781	82,129
Patrons’ Legacy 2003-IV		5.775%	12/23/63	5,800,000	3,668,493	D

					32,178,010

15

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesA	4.0%
Amortizing Residential Collateral Trust 2005-BC5 M1		2.430%	7/25/32	$2,572,512	$1,789,544
Asset-Backed Funding Certificates 2002-SB1		1.825%	12/25/30	1,245,745	1,143,708
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		2.645%	8/25/37	10,140,661	8,605,302
Brazos Higher Education Authority Inc. 2005-1		3.241%	9/26/16	5,152,000	4,898,419
CDC Mortgage Capital Trust 2002-HE1		2.015%	1/25/33	512,543	326,604
CIT Group Home Equity Loan Trust 2002-1		1.685%	3/25/33	302,228	278,147
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		1.795%	11/25/46	4,821,218	1,803,618	D
Countrywide Asset-Backed Certificates 2003-BC3		1.705%	9/25/33	467,213	275,665
Fleet Home Equity Loan Trust 2003-1		1.703%	1/20/33	1,898,126	1,120,712
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		2.145%	2/25/31	49,269,804	39,046,319	D
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		3.519%	2/25/36	21,706,631	5,521,624
GSAMP Trust 2006-S4		1.485%	5/25/36	1,928,063	728,284
Lehman XS Trust 2005-5N		1.695%	11/25/35	7,918,168	3,560,554
Lehman XS Trust 2006-2N 1A1		1.655%	2/25/46	14,958,811	6,089,540
Lehman XS Trust 2006-GP4		1.465%	8/25/46	2,214,352	1,701,027
Long Beach Mortgage Loan Trust 2000-1		1.934%	1/21/31	201,769	173,303
Long Beach Mortgage Loan Trust 2006-9 2A3		1.555%	10/25/36	3,200,000	1,018,009
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		1.845%	2/25/47	46,336,463	33,751,378
MSDWCC Heloc Trust 2005-1		1.585%	7/25/17	1,450,276	972,849
Provident Bank Home Equity Loan Trust 1999-3		2.175%	1/25/31	633,850	317,846
RAAC 2007-SP3 A1		2.595%	9/25/37	940,405	812,370
Residential Asset Mortgage Products Inc. 2003-RS2		2.075%	3/25/33	158,520	68,492
Residential Asset Securities Corp. 2001-KS2		1.855%	6/25/31	259,202	196,939
Residential Asset Securities Corp. 2001-KS3 AII		1.855%	9/25/31	97,896	56,932
SACO I Trust 2005-10 1A		1.655%	6/25/36	4,615,429	2,248,811
SACO I Trust 2005-8 A1		1.675%	11/25/20	1,222,554	696,644
SACO I Trust 2006-1 A		1.565%	9/25/35	1,823,640	521,979

16

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		1.625%	2/25/37	$47,781,452	$22,150,072
SLM Student Loan Trust 2006-5		3.525%	7/25/17	17,165,072	16,647,217

					156,521,908

Total Asset-Backed Securities (Cost—$284,516,317)					188,699,918
Mortgage-Backed Securities	19.7%

Fixed Rate Securities	7.6%
Banc of America Commercial Mortgage Inc. 2006-3 A4		5.889%	7/10/44	25,420,000	20,716,026
Banc of America Commercial Mortgage Inc. 2007-5 A3		5.620%	2/10/51	3,710,000	2,384,104
Citicorp Mortgage Securities Inc. 2003-7 A1		4.750%	8/25/18	6,618,767	6,135,379
Commercial Mortgage Asset Trust 1999-C1 A3		6.640%	1/17/32	1,054,175	1,050,335
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	9,597,322	7,917,791
Credit Suisse Mortgage Capital Certificates 2006-C5 A3		5.311%	12/15/39	14,800,000	11,483,683
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	1,330,000	991,313
GMAC Commercial Mortgage Securities Inc 2006-C1 A4		5.238%	11/10/45	3,800,000	3,028,132
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	12,900,000	11,421,602
GSR Mortgage Loan Trust 2005-4F 1A1		4.500%	4/25/20	6,635,946	6,250,232
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	1,610,000	1,272,584
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	5/15/49	52,420,000	37,059,226
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	1,345,300	1,341,335
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	13,356,000	10,794,079
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	15,000,000	12,067,986
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	17,880,000	14,595,476
MASTR Reperforming Loan Trust 2005-1		6.500%	8/25/34	972,038	1,006,255	D

17

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	$7,914,900	$8,314,200	D
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	18,740,000	12,902,155
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4		5.378%	8/12/48	1,030,000	761,404
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	13,450,000	10,988,323
Morgan Stanley Capital I 2006-IQ12 A4		5.332%	12/15/43	8,700,000	6,545,031
Prime Mortgage Trust 2006-DR1 1A1		5.500%	5/25/35	24,166,269	18,661,193	D
Prime Mortgage Trust 2006-DR1 1A2		6.000%	5/25/35	11,034,336	8,602,368	D
Prime Mortgage Trust 2006-DR1 2A2		6.000%	5/25/35	43,305,053	27,992,659	D
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	2/25/32	3,293,907	2,058,434
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	38,860,043	29,726,650
Structured Asset Securities Corp. 2003-29 1A1		4.750%	9/25/18	23,436,289	22,528,133
WaMu Mortgage Pass-Through Certificates 2003-S7 A1		4.500%	8/25/18	4,190,802	4,072,936

					302,669,024

Indexed SecuritiesA	7.3%
American Home Mortgage Assets 2006-4		1.605%	10/25/46	924,184	321,932
American Home Mortgage Investment Trust 2006-2 1A1		1.475%	6/25/46	1,810,178	1,447,460
Amortizing Residential Collateral Trust 2002-BC1M		1.675%	1/1/32	1,817,795	908,898
Banc of America Funding Corp. 2005-E		4.123%	6/20/35	11,217,785	4,892,081
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1		5.467%	11/25/34	16,645,515	11,813,733
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A		1.565%	6/25/47	7,471,301	2,682,356
Bear Stearns Structured Products Inc. 2007-R11 A1A		3.859%	9/27/37	14	14	D
Citigroup Mortgage Loan Trust Inc. 2005-HE2		1.795%	5/25/35	2,487,682	1,691,265	D
Countrywide Alternative Loan Trust 2005-14		1.605%	5/25/35	6,726,795	3,082,056
Countrywide Alternative Loan Trust 2005-17 1A1		1.655%	7/25/35	8,420,439	3,852,060

18

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Alternative Loan Trust 2005-17 2A1		1.635%	7/25/35	$18,073,343	$8,236,491
Countrywide Alternative Loan Trust 2005-38 A3		1.745%	9/25/35	5,534,586	2,495,894
Countrywide Alternative Loan Trust 2005-56 3A1		1.685%	11/25/35	774,039	350,855
Countrywide Alternative Loan Trust 2005-59 1A1		4.505%	11/20/35	2,363,276	1,181,355
Countrywide Alternative Loan Trust 2005-85CB 2A5		2.495%	2/25/36	7,996,885	2,644,828
Countrywide Alternative Loan Trust 2006-0A7		1.605%	6/25/46	10,725,611	4,384,924
Countrywide Home Loans 2005-03 1A2		1.685%	4/25/35	9,243,470	4,528,380
Countrywide Home Loans 2005-09 1A1		1.695%	5/25/35	9,255,461	4,305,676
Countrywide Home Loans 2005-09 2A1		1.615%	5/25/35	4,900,508	1,928,353
Deutsche Mortgage Securities Inc. 2004-4 7AR2		1.845%	6/25/34	2,435,023	1,873,246
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6		1.764%	10/19/45	3,875,334	1,972,789
First Horizon Alternative Mortgage Securities 2006-FA8 1A8		1.765%	2/25/37	4,351,974	1,302,487
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A		4.371%	8/19/34	33,496,122	24,658,023
Greenpoint Mortgage Funding Trust 2005-AR1		1.615%	6/25/45	6,981,556	3,149,065
Greenpoint Mortgage Funding Trust 2005-AR4		1.655%	10/25/45	1,449,246	651,779
Greenpoint Mortgage Funding Trust 2006-AR4		1.495%	9/25/46	25,943,937	19,513,263
Greenpoint Mortgage Funding Trust 2006-AR5		1.475%	10/25/46	30,266,447	15,469,907
GSMPS Mortgage Loan Trust 2005-RP2		1.745%	3/25/35	14,683,965	11,219,034	D
Harborview Mortgage Loan Trust 2005-7		4.543%	6/19/45	13,622,218	4,767,776
Harborview Mortgage Loan Trust 2006-14 2A1A		1.624%	3/19/38	759,287	301,499
Harborview Mortgage Loan Trust 2006-9 2A1A		1.684%	11/19/36	896,648	385,635
Harborview Mortgage Loan Trust 2007-7 2A1A		2.395%	11/25/47	55,602,191	21,388,184

19

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Impac Secured Assets Corp. 2005-2		1.715%	3/25/36	$1,303,303	$604,652
Impac Secured Assets Corp. 2006-2 2A1		1.745%	8/25/36	2,636,704	1,395,331
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.217%	11/25/37	7,335,198	4,522,078
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2		1.605%	5/25/47	34,908,000	8,987,173
Medallion Trust 2003-1G		3.394%	12/21/33	1,519,491	1,190,475
Merrill Lynch Mortgage Investors Inc. 2005-A3 A1		1.665%	4/25/35	681,165	266,797
MLCC Mortgage Investors Inc. 2003-B		1.735%	4/25/28	1,803,615	1,213,795
MLCC Mortgage Investors Inc. 2006-1 1A		5.247%	2/25/36	687,700	445,508
Structured Adjustable Rate Mortgage Loan Trust 2005-18 5A1		5.521%	9/25/35	4,688,033	2,388,280
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		1.715%	10/25/35	1,456,504	655,867
Structured Asset Mortgage Investments Inc. 2006-AR6		1.585%	7/25/46	16,049,284	5,535,398
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		1.605%	8/25/36	35,045,827	13,923,174
Thornburg Mortgage Securities Trust 2006-3		1.500%	5/25/46	3,446,830	3,131,666
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A		3.239%	4/25/47	23,556,293	9,422,517
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A		1.625%	4/25/45	8,522,277	4,023,239
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A		1.665%	7/25/45	9,300,985	3,718,211
WaMu Mortgage Pass-Through Certificates, 2005-AR11		1.715%	8/25/45	23,482,372	12,697,787
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1		1.685%	10/25/45	14,230,464	7,772,341
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10		2.595%	10/25/45	3,733,702	224,022	D
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2		1.685%	12/25/45	8,784,155	4,069,302
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1		1.665%	12/25/45	17,787,596	8,122,425
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2		1.685%	12/25/45	17,259,579	7,962,717

20

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Zuni Mortgage Loan Trust 2006-OA1		1.525%	8/25/36	$18,362,212	$17,406,299

					287,080,352

Stripped Securities	N.M.
Diversified REIT Trust 1999-1A		0.913%	3/18/11	42,397,355	170,437	D,G,H1
FFCA Secured Lending Corp. 1999-1A		1.345%	9/18/25	3,433,985	99,584	D,G,H1
LB-UBS Commercial Mortgage Trust 2001-C3 X		1.148%	6/15/36	15,455,697	259,418	D,G,H1
Structured Mortgage Asset Residential Trust 1991-8		0.014%	1/25/23	56,751	64	G,H1

					529,503

Variable Rate SecuritiesI	4.8%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	10,400,000	8,476,090
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A		5.628%	10/25/35	4,503,692	2,571,745
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.609%	2/15/39	5,080,000	4,124,662
Credit Suisse Mortgage Capital Certificates A3-C2		5.847%	3/15/39	53,500,000	43,554,618
Deutsche Mortgage Securities Inc. 2005-WF1 1A3		5.094%	6/26/35	11,730,000	8,478,035	D
GE Capital Commercial Mortgage Corp. 2005-C4		5.334%	11/10/45	7,110,000	5,890,117
Greenwich Capital Commercial Funding Corp. 2006-GG7		6.112%	7/10/38	22,870,000	17,849,102
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	6,578,088	3,158,353
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.458%	1/12/43	7,600,000	6,104,619
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4		5.794%	2/12/51	40,800,000	29,647,895
MASTR Adjustable Rate Mortgages Trust 2004-15		5.737%	12/25/34	168,106	89,142
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3		6.720%	11/15/26	2,787,497	2,664,067
Merrill Lynch Mortgage Trust 2005-CIP1 A4		5.047%	7/12/38	1,450,000	1,181,977
Merrill Lynch Mortgage Trust 2005-CKI1		5.415%	11/12/37	23,750,000	19,602,794

21

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.063%	7/25/35	$3,235,685	$1,754,977
Thornburg Mortgage Securities Trust 2007-4 2A1		6.216%	9/25/37	22,289,224	15,785,616
Thornburg Mortgage Securities Trust 2007-4 3A1		6.220%	9/25/37	22,136,160	16,983,205
Wachovia Bank Commercial Mortgage Trust 2005-C20		5.118%	7/15/42	4,000,000	3,274,712

					191,191,726

Total Mortgage-Backed Securities (Cost—$1,203,808,435)					781,470,605
U.S. Government and Agency Obligations	7.7%

Fixed Rate Securities	1.9%
Fannie Mae		6.250%	2/1/11	3,260,000	3,454,436	J
Fannie Mae		5.250%	8/1/12	2,610,000	2,750,992	J
Freddie Mac		5.300%	5/12/20	53,095,000	52,055,400	J,T
Freddie Mac		5.625%	11/23/35	12,290,000	12,791,555	J,T
Tennessee Valley Authority		7.125%	5/1/30	2,450,000	3,472,728
United States Treasury Bonds		5.375%	2/15/31	50,000	68,703
United States Treasury Bonds		4.375%	2/15/38	550,000	736,656

					75,330,470

Treasury Inflation-Protected SecuritiesK	5.8%
United States Treasury Inflation-Protected Security		2.375%	1/15/17	6,499,394	6,448,107	T
United States Treasury Inflation-Protected Security		2.625%	7/15/17	2,393,737	2,453,020	T
United States Treasury Inflation-Protected Security		1.625%	1/15/18	20,682	19,631
United States Treasury Inflation-Protected Security		2.375%	1/15/25	41,559,773	40,845,444	L,T
United States Treasury Inflation-Protected Security		2.000%	1/15/26	73,711,021	69,432,317	L,T
United States Treasury Inflation-Protected Security		2.375%	1/15/27	54,498,224	54,749,407	L,T
United States Treasury Inflation-Protected Security		1.750%	1/15/28	13,908,914	12,850,529	L,T
United States Treasury Inflation-Protected Security		3.625%	4/15/28	13,474,968	16,053,106	L

22

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		3.875%	4/15/29	$16,894,709	$20,866,283	L
United States Treasury Inflation-Protected Security		3.375%	4/15/32	6,127,061	7,554,954	L

					231,272,798

Total U.S. Government and Agency Obligations (Cost—$300,458,044)					306,603,268
U.S. Government Agency Mortgage-Backed Securities	60.8%

Fixed Rate Securities	56.5%
Fannie Mae		7.000%	5/1/09 to 2/1/33	7,361,993	7,784,836	J
Fannie Mae		8.000%	5/1/15	6,590	6,961	J
Fannie Mae		5.500%	4/1/18 to 7/1/38	131,657,790	134,894,779	J
Fannie Mae		4.500%	7/1/18 to 9/1/38	35,266,024	35,840,809	J
Fannie Mae		4.000%	8/1/20 to 9/1/20	4,514,058	4,573,909	J
Fannie Mae		5.000%	8/1/20 to 9/1/36	661,798,471	677,601,788	J
Fannie Mae		6.000%	12/1/23 to 12/1/38	58,970,000	60,765,019	J,M
Fannie Mae		7.500%	6/1/25 to 5/1/28	459,263	487,143	J
Fannie Mae		6.000%	1/1/26 to 8/1/37	44,168,544	45,547,449	J
Fannie Mae		6.500%	7/1/28 to 10/1/37	28,159,323	29,305,463	J
Fannie Mae		4.000%	12/1/38	15,000,000	14,974,200	J,M
Fannie Mae		4.500%	12/1/38	163,000,000	165,190,394	J,M
Fannie Mae		5.000%	12/1/38	81,400,000	83,104,353	J,M
Fannie Mae		5.500%	12/1/38	312,450,000	320,261,250	J,M
Fannie Mae		6.500%	12/1/38	6,900,000	7,165,222	J,M
Freddie Mac		6.000%	3/1/09 to 12/1/37	790,338	818,906	J
Freddie Mac		5.500%	12/1/13 to 8/1/35	29,194,114	29,932,603	J
Freddie Mac		9.300%	4/15/19	86,046	92,600	J
Freddie Mac		5.000%	9/1/20 to 4/1/38	387,439,948	396,592,109	J
Freddie Mac		7.000%	4/1/24 to 5/1/32	2,365,837	2,484,691	J
Freddie Mac		6.500%	6/1/32	38,533	40,207	J
Freddie Mac		5.000%	12/1/38	35,500,000	36,276,563	J,M
Freddie Mac		5.500%	12/1/38	32,200,000	32,954,704	J,M
Government National Mortgage Association		10.000%	11/15/09	73	76

23

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	$108,311	$115,859
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	181,594	192,474
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	265,803	281,558
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	13,165,540	13,839,693
Government National Mortgage Association		6.000%	3/15/26 to 8/15/35	25,001,171	25,868,861
Government National Mortgage Association		5.500%	1/15/33	214,479	221,667
Government National Mortgage Association		5.000%	6/15/35 to 9/15/35	54,590,646	56,140,053
Government National Mortgage Association		5.000%	12/1/38	56,300,000	57,637,180	M

					2,240,993,379

Indexed SecuritiesA	4.3%
Fannie Mae		4.878%	6/1/35	7,673,440	7,710,680	J
Fannie Mae		4.547%	7/1/35	4,086,854	4,098,404	J
Fannie Mae		5.131%	8/1/35	873,869	880,600	J
Fannie Mae		5.020%	9/1/35	1,985,640	1,994,842	J
Fannie Mae		5.135%	9/1/35	4,844,504	4,868,376	J
Fannie Mae		4.442%	10/1/35	14,950,658	15,085,301	J
Fannie Mae		4.902%	10/1/35	1,728,971	1,734,760	J
Fannie Mae		4.963%	10/1/35	1,854,409	1,860,183	J
Fannie Mae		5.015%	10/1/35	2,145,180	2,154,282	J
Fannie Mae		5.673%	10/1/35	1,547,016	1,555,753	J
Fannie Mae		0.410%	11/1/35	6,120,711	6,175,397	J
Fannie Mae		2.728%	11/1/35	5,978,990	6,032,552	J
Fannie Mae		4.427%	11/1/35	6,616,662	6,675,937	J
Fannie Mae		4.429%	11/1/35	6,622,115	6,681,438	J
Fannie Mae		4.441%	11/1/35	6,399,795	6,457,431	J
Fannie Mae		5.505%	2/1/37	53,610,101	56,320,733	J,T
Fannie Mae		5.626%	4/1/37	12,922,485	13,667,123	J
Freddie Mac		4.999%	10/1/35	2,229,185	2,237,034	J

24

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage- Backed Securities—Continued

Indexed Securities—Continued
Freddie Mac		5.823%	8/1/37	$20,446,532	$20,987,168	J
Freddie Mac		6.062%	10/1/37	5,660,183	5,780,854	J

					172,958,848

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	549	86	G,H1,J
Fannie Mae		1,009.250%	8/25/21	301	6,087	G,H1,J
Fannie Mae		0.000%	5/25/22	60,124	56,041	G,H2,J
Financing Corp.		0.000%	4/5/19	1,150,000	807,230	G,H2
Freddie Mac		10.000%	3/1/21	56,492	9,761	G,H1,J
Freddie Mac		0.000%	7/15/22	10,101	8,833	G,H2,J

					888,038

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$2,342,285,348)					2,414,840,265
Yankee BondsN	6.1%

Aerospace and Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	9,304,708	8,939,033	D

Commercial Banks	0.9%
Eksportfinans ASA		5.500%	5/25/16	10,700,000	11,660,036
Glitnir Banki Hf		6.330%	7/28/11	6,080,000	288,800	C,D,S
Glitnir Banki Hf		6.375%	9/25/12	8,920,000	423,700	C,D,S
Glitnir Banki Hf		6.693%	6/15/16	11,830,000	1,775	B,C,D,S
Glitnir Banki Hf		7.451%	9/14/49	1,600,000	240	B,C,D,S
HBOS Capital Funding LP		6.071%	6/30/49	3,105,000	1,148,387	B,D
HSBC Capital Funding LP		4.610%	6/27/49	1,630,000	883,279	B,D
Kaupthing Bank Hf		5.750%	10/4/11	2,960,000	177,600	C,D,S
Kaupthing Bank Hf		7.625%	2/28/15	20,280,000	1,216,800	C,D,G,S
Kaupthing Bank Hf		7.125%	5/19/16	30,520,000	228,900	C,D,S
Landsbanki Islands Hf		6.100%	8/25/11	17,170,000	300,475	C,D,S
Resona Preferred Global Securities		7.191%	12/29/49	13,670,000	6,508,123	B,D
Royal Bank of Scotland Group PLC		7.640%	3/31/49	3,700,000	1,473,651	B
Royal Bank of Scotland Group PLC		6.990%	10/29/49	5,720,000	2,674,306	B,D
RSHB Capital SA		6.299%	5/15/17	15,740,000	8,971,800	D

25

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Commercial Banks—Continued
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	$11,080,000	$2,317,404	B,D

					38,275,276

Diversified Financial Services	0.6%
Aiful Corp.		5.000%	8/10/10	4,030,000	2,215,690	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	4,660,000	3,246,729	B
SMFG Preferred Capital		6.078%	1/29/49	13,800,000	9,309,894	B,D
TNK-BP Finance SA		7.500%	7/18/16	726,000	377,520	D
TNK-BP Finance SA		7.500%	7/18/16	9,940,000	5,168,800	D
TNK-BP Finance SA		6.625%	3/20/17	4,830,000	2,318,400	D
TNK-BP Finance SA		6.625%	3/20/17	318,000	152,640	D

					22,789,673

Diversified Telecommunication Services	0.5%
British Telecommunications PLC		8.625%	12/15/10	1,755,000	1,805,367	O
Deutsche Telekom International Finance BV		5.750%	3/23/16	5,370,000	5,140,368
Koninklijke (Royal) KPN NV		8.000%	10/1/10	8,240,000	8,315,833
Telecom Italia Capital SpA		5.250%	11/15/13	965,000	735,813
Telecom Italia Capital SpA		4.950%	9/30/14	2,570,000	1,956,412
Telecom Italia Capital SpA		5.250%	10/1/15	2,060,000	1,568,175

					19,521,968

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	570,000	605,275

Foreign Governments	1.1%
Russian Federation		7.500%	3/31/30	18,336,780	15,992,606	D
United Mexican States		5.625%	1/15/17	160,000	160,000
United Mexican States		7.500%	4/8/33	302,000	345,035
United Mexican States		6.750%	9/27/34	25,404,000	26,801,220

					43,298,861

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	13,221,000	7,668,180	D
Intergas Finance BV		6.375%	5/14/17	1,220,000	701,500	D

					8,369,680

Industrial Conglomerates	0.9%
Tyco International Group SA		6.125%	1/15/09	330,000	329,566
Tyco International Group SA		6.750%	2/15/11	26,549,000	26,389,255

26

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Industrial Conglomerates—Continued
Tyco International Group SA		6.375%	10/15/11	$6,560,000		$6,448,112
Tyco International Group SA		6.000%	11/15/13	2,950,000		2,768,029

						35,934,962

Insurance	0.3%
Merna Reinsurance Ltd.		5.512%	7/7/10	13,500,000		12,189,150	A,D

Metals and Mining	0.5%
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	1,750,000		1,643,588	D
Vale Overseas Ltd.		8.250%	1/17/34	330,000		350,691
Vale Overseas Ltd.		6.875%	11/21/36	20,252,000		18,382,740

						20,377,019

Oil, Gas and Consumable Fuels	0.7%
Anadarko Finance Co.		7.500%	5/1/31	710,000		627,837
Conoco Funding Co.		6.350%	10/15/11	400,000		420,813
Conoco Funding Co.		7.250%	10/15/31	350,000		376,563
Gazprom		6.212%	11/22/16	15,410,000		10,170,600	D
Gazprom		6.510%	3/7/22	12,230,000		7,276,850	D
Petrobras International Finance Co.		6.125%	10/6/16	10,020,000		9,769,500

						28,642,163

Wireless Telecommunication Services	0.2%
America Movil SA de CV		5.625%	11/15/17	6,820,000		6,063,177

Total Yankee Bonds (Cost—$411,810,035)						245,006,237
Preferred Stocks	0.1%
Fannie Mae		5.375%		44	shs	55,000	F,J
Fannie Mae		7.000%		26,600		19,950	A,J
Fannie Mae		8.250%		578,475		480,134	B,J
Freddie Mac		8.375%		844,875		329,501	B,J
General Motors Corp.		5.250%		292,725		1,006,974	F
Home Ownership Funding Corp.		1.000%		5,575		549,417	D,G
Home Ownership Funding Corp. II		1.000%		5,000		492,750	D,G
Preferred Blocker Inc.		9.000%		726		181,500	D

Total Preferred Stocks (Cost—$55,701,537)						3,115,226

Total Long-Term Securities (Cost—$5,732,709,523)						4,804,987,247

27

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Short-Term Securities	9.5%

U.S. Government and Agency Obligations	9.4%
Fannie Mae		0.000%	1/20/09	$5,000,000		$4,995,830	E,J,T
Federal Home Loan Bank		0.000%	3/26/09	32,200,000		32,194,816	E
Freddie Mac		0.000%	2/24/09	161,945,000		161,379,998	E,J,T
Freddie Mac		0.000%	1/5/09	6,335,000		6,333,557	E,J,T
Freddie Mac		0.000%	1/12/09	12,735,000		12,728,206	E,J
Freddie Mac		0.000%	1/20/09	2,785,000		2,782,575	E,J
United States Treasury Bill		0.000%	6/4/09	101,120,000		101,075,305	E,T
United States Treasury Bill		0.000%	7/2/09	29,000,000		28,961,372	E
United States Treasury Notes		0.000%	1/2/09	21,000,000		20,998,892	E,T

						371,450,551

Options PurchasedP	0.1%
Barclays Swaption Put, January 2009, Strike Price $4.93				46,775,000	Q	229
Greenwich Swaption Put, January 2009, Strike Price $4.93				48,325,000	Q	237
U.S. Treasury Note Futures Put, February 2009, Strike Price $112.00				1,400	Q	164,063
UBS Warburg LLC Swaption Call, March 2009, Strike Price $3.62				43,000,000	Q	4,093,905

						4,258,434

Total Short-Term Securities (Cost—$374,144,116)						375,708,985
Total Investments (Cost—$6,106,853,639)R	130.5%					5,180,696,232
Other Assets Less Liabilities	(30.5)%					(1,212,244,599)

Net Assets	100.0%					$3,968,451,633

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedP
Eurodollar Futures	March 2009	3,319	$17,865,717
Eurodollar Futures	June 2009	1,850	6,991,613
Eurodollar Futures	September 2009	1,097	2,972,627
U.S. Treasury Bond Futures	March 2009	3,408	55,550,467
U.S. Treasury Note Futures	March 2009	1,445	3,895,424

			$87,275,848

28

Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS/ NOTIONAL PAR	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenP
U.S. Treasury Note Futures	March 2009	3,490	$(30,300,410)

Options WrittenP
Barclays Swaption Call, Strike Price $4.86	October 2013	31,920,000	$(2,902,945)
Barclays Swaption Put, Strike Price $4.00	January 2009	187,100,000	1,365,811
Barclays Swaption Put, Strike Price $4.86	October 2013	31,920,000	1,108,128
Eurodollar Futures Call, Strike Price $97.50	March 2009	518	(1,709,803)
Eurodollar Futures Call, Strike Price $97.75	March 2009	343	(640,553)
Eurodollar Futures Call, Strike Price $98.00	March 2009	371	(581,505)
Eurodollar Futures Put, Strike Price $96.00	March 2009	750	704,063
Eurodollar Futures Put, Strike Price $96.75	June 2009	785	635,138
Eurodollar Futures Put, Strike Price $97.25	June 2009	391	271,733
Eurodollar Futures Put, Strike Price $98.00	March 2009	202	86,103
Greenwich Swaption Call, Strike Price $4.35	January 2009	19,000,000	(2,507,751)
Greenwich Swaption Call, Strike Price $4.97	October 2013	57,220,000	(5,649,107)
Greenwich Swaption Put, Strike Price $4.00	January 2009	193,300,000	1,391,741
Greenwich Swaption Put, Strike Price $4.35	January 2009	19,000,000	492,096
Greenwich Swaption Put, Strike Price $4.97	October 2013	57,220,000	2,002,803
JP Morgan Swaption Call, Strike Price $4.86	October 2013	25,300,000	(2,308,483)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	25,300,000	885,900
U.S. Treasury Bond Futures Put, Strike Price $122.00	February 2009	176	425,370
U.S. Treasury Bond Futures Put, Strike Price $124.00	February 2009	500	903,750
U.S. Treasury Bond Futures Put, Strike Price $126.00	February 2009	801	1,229,026
U.S. Treasury Bond Futures Put, Strike Price $134.00	February 2009	641	(322,580)
U.S. Treasury Note Futures Call, Strike Price $116.00	February 2009	122	(1,077,048)
U.S. Treasury Note Futures Call, Strike Price $118.00	February 2009	315	(2,300,091)
U.S. Treasury Note Futures Call, Strike Price $120.00	February 2009	399	(2,233,761)
U.S. Treasury Note Futures Put, Strike Price $118.00	February 2009	1,380	1,359,475
U.S. Treasury Note Futures Put, Strike Price $119.00	February 2009	1,031	1,166,814
U.S. Treasury Note Futures Put, Strike Price $122.00	February 2009	300	293,781
U.S. Treasury Note Futures Put, Strike Price $124.00	February 2009	235	(111,128)
U.S. Treasury Note Futures Put, Strike Price $126.00	February 2009	163	(69,581)
U.S. Treasury Note Futures Put, Strike Price $126.50	February 2009	1,000	(1,153,484)

			$(9,246,088)

N.M. Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

B

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

29

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

C	Bond is currently in default.
D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.27% of net assets.

E	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Convertible Security – Security may be converted into the issuer’s common stock.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
J	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
K

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

L	All or a portion of this security is collateral to cover futures and options contracts written.
M	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
N	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
O	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
P	Options and futures are described in more detail in the notes to financial statements.
Q	Par represents actual number of contracts.
R	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,162,977
Gross unrealized depreciation	(1,023,550,780)

Net unrealized depreciation	$(927,387,803)

S	Non-income producing.
T	All or a portion of this security is collateral to cover swap contracts.

See notes to financial statements.

30

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Bond Portfolio

December 31, 2008

Assets:
Investment securities at market value (Cost—$5,732,709,523)		$4,804,987,247
Short-term securities at value (Cost—$374,144,116)		375,708,985
Cash		12,529,226
Unrealized appreciation on swaps		145,504,927
Receivable for securities sold		49,956,307
Interest and dividends receivable		36,201,562
Premiums paid on open swaps		11,453,290
Amount receivable for open swaps		13,876,829
Receivable for fund shares sold		4,055,870
Other assets		1,487

Total assets		5,454,275,730

Liabilities:
Payable for securities purchased	$818,911,830
Unrealized depreciation on swaps	477,135,988
Premiums received on open swaps	79,261,058
Options written (Proceeds—$32,385,640)	41,631,728
Payable for Lehman settlement	31,596,429
Payable for fund shares repurchased	15,067,384
Amount payable for open swaps	7,319,574
Futures variation margin payable	7,308,587
Income distribution payable	4,161,689
Accrued management fee	1,370,941
Accrued distribution fees	230,250
Accrued expenses and other liabilities	1,828,639

Total liabilities		1,485,824,097

Net Assets		$3,968,451,633

Net assets consist of:
Accumulated paid-in-capital		$5,330,927,957
Undistributed net investment income		22,102,922
Accumulated net realized loss on investments, options, futures and swaps		(174,520,131)
Net unrealized depreciation of investments, options, futures and swaps		(1,210,059,115)

Net Assets		$3,968,451,633

Net Asset Value Per Share:
Institutional Class (281,742,813 shares outstanding)		$9.08
Institutional Select Class (26,483,756 shares outstanding)		$9.09
Financial Intermediary Class (128,726,927 shares outstanding)		$9.08

See notes to financial statements.

31

Annual Report to Shareholders

Statement of Operations

Western Asset Core Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008

Investment Income:
Interest	$260,034,011		$393,569,154
Dividends	1,422,129		—
Income from securities loaned	1,790,431		2,103,127

Total income		$263,246,571		$395,672,281
Expenses:
Management fees	17,693,084		27,807,910
Distribution and service fees:
Financial Intermediary Class	2,730,037		3,882,741
Audit and legal fees	211,986		188,874
Custodian fees	413,434		621,548
Directors’ fees and expenses	160,878		188,556
Registration fees	61,870		100,282
Reports to shareholdersB	—		1,336,970
Reports to shareholders:
Institutional Class	858,187		—
Institutional Select Class	45		N/A
Financial Intermediary Class	367,816		—
Transfer agent and shareholder servicing expense:
Institutional Class	723,668		52,088
Institutional Select Class	67,844		N/A
Financial Intermediary Class	339,219		26,803
Other expenses	87,120		112,296

	23,715,188		34,318,068
Less: Fees waived	(479,256)		—
Compensating balance credits	(166)		—

Net expenses		23,235,766		34,318,068

Net Investment Income		240,010,805		361,354,213
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(32,357,233)		39,732,323
Options	50,165,935		35,482,732
Futures	6,474,871		(236,297,498)
Swaps	(49,764,534)		83,401,448

		(25,480,961)		(77,680,995)
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps		(803,419,816)		(418,890,141)

Net Realized and Unrealized Loss on Investments		(828,900,777)		(496,571,136)
Change in Net Assets Resulting From Operations		$(588,889,972)		$(135,216,923)

A	For the period April 1, 2008 to December 31, 2008.
B	Computed on a composite level for year ended March 31, 2008.

N/A—Not applicable.

See notes to financial statements.

32

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007
Change in Net Assets:
Net investment income	$240,010,805	$361,354,213	$259,135,907

Net realized gain/(loss)	(25,480,961)	(77,680,995)	69,502,656

Change in unrealized appreciation/(depreciation)	(803,419,816)	(418,890,141)	95,353,218

Change in net assets resulting from operations	(588,889,972)	(135,216,923)	423,991,781

Distributions to shareholders from:
Net investment income:
Institutional Class	(212,870,311)	(279,146,241)	(224,496,328)
Institutional Select Class	(4,754,933)	N/A	N/A
Financial Intermediary Class	(73,545,140)	(77,801,855)	(45,594,813)

Net realized gain on investments:
Institutional Class	—	(22,347,640)	—
Financial Intermediary Class	—	(6,284,549)	—

Change in net assets from fund share transactions:
Institutional Class	(1,908,390,929)	567,219,859	611,643,176
Institutional Select Class	230,873,479	N/A	N/A
Financial Intermediary Class	(241,647,090)	343,480,947	1,008,162,458

Change in net assets	(2,799,224,896)	389,903,598	1,773,706,274

Net Assets:
Beginning of period	6,767,676,529	6,377,772,931	4,604,066,657

End of period	$3,968,451,633	$6,767,676,529	$6,377,772,931

Undistributed net investment income	$22,102,922	$16,291,168	$3,789,043

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable.

See notes to financial statements.

33

Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A	YEARS ENDED MARCH 31,
		2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.54	$11.37	$11.05	$11.29	$11.81	$11.57

Investment operations:
Net investment income	.42B	.58B	.55B	.49C	.39C	.41C
Net realized and unrealized gain/(loss)	(1.34)	(.78)	.34	(.22)	(.21)	.45

Total from investment operations	(.92)	(.20)	.89	.27	.18	.86

Distributions from:
Net investment income	(.54)	(.58)	(.57)	(.51)	(.39)	(.44)
Net realized gain on investments	—	(.05)	—	—D	(.31)	(.18)

Total distributions	(.54)	(.63)	(.57)	(.51)	(.70)	(.62)

Net asset value, end of period	$9.08	$10.54	$11.37	$11.05	$11.29	$11.81

Total return	(8.88)%E	(1.88)%	8.23%	2.46%	1.68%	7.64%

Ratios to Average Net Assets:F
Total expenses	.47%G	.44%	.47%	.45%	.46%	.49%
Expenses net of waivers, if any	.47%G	.44%	.47%	.45%	.46%	.49%
Expenses net of all reductions	.47%G	.44%	.47%	.45%	.46%	.49%
Net investment income	5.6%G	5.3%	4.9%	4.3%	3.4%	3.5%

Supplemental Data:
Portfolio turnover rate	140.8%E	455.0%	431.7%	540.4%	407.2%	464.6%
Net assets, end of period (in thousands)	$2,558,597	$5,140,277	$4,975,052	$4,243,248	$3,277,782	$2,187,219

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E	Not annualized.
F

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

G	Annualized.

See notes to financial statements.

34

Annual Report to Shareholders

Institutional Select Class:

PERIOD ENDED DECEMBER 31, 2008H
Net asset value, beginning of period	$10.11

Investment operations:
Net investment income	.15B
Net realized and unrealized loss	(.87)

Total from investment operations	(.72)

Distributions from:
Net investment income	(.30)

Total distributions	(.30)

Net asset value, end of period	$9.09

Total return	(7.08)%E

Ratios to Average Net Assets:F
Total expenses	.45%G
Expenses net of waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income	5.2%G

Supplemental Data:
Portfolio turnover rate	140.8%E
Net assets, end of period (in thousands)	$240,681

H	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

See notes to financial statements.

35

Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	PERIOD ENDED DECEMBER 31, 2008A	YEARS ENDED MARCH 31,
		2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.54	$11.37	$11.05	$11.29	$11.81	$11.57

Investment operations:
Net investment income	.40B	.56B	.51B	.47C	.38C	.40C
Net realized and unrealized gain/(loss)	(1.34)	(.79)	.35	(.22)	(.23)	.43

Total from investment operations	(.94)	(.23)	.86	.25	.15	.83

Distributions from:
Net investment income	(.52)	(.55)	(.54)	(.49)	(.36)	(.41)
Net realized gain on investments	—	(.05)	—	—D	(.31)	(.18)

Total distributions	(.52)	(.60)	(.54)	(.49)	(.67)	(.59)

Net asset value, end of period	$9.08	$10.54	$11.37	$11.05	$11.29	$11.81

Total return	(9.06)%E	(2.12)%	7.95%	2.19%	1.42%	7.36%

Ratios to Average Net Assets:F
Total expenses	.77%G	.69%	.72%	.70%	.72%	.76%
Expenses net of waivers, if any	.72%G	.69%	.72%	.70%	.72%	.75%
Expenses net of all reductions	.72%G	.69%	.72%	.70%	.72%	.75%
Net investment income	5.3%G	5.1%	4.6%	4.1%	4.2%	3.3%

Supplemental Data:
Portfolio turnover rate	140.8%E	455.0%	431.7%	540.4%	407.2%	464.6%
Net assets, end of period (in thousands)	$1,169,174	$1,627,400	$1,402,721	$360,819	$265,518	$121,607

See notes to financial statements.

36

Annual Report to Shareholders

Management’s Discussion of Fund Performance

Western Asset Core Plus Bond Portfolio

Total returns for the Fund for various periods ended December 31, 2008 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Three Months Ended 12/31/08	Nine Months	One Year	Five Years	Ten Years	Since InceptionA
Western Asset Core Plus Bond Portfolio:
Institutional Class	-3.73%	-8.01%	-9.78%	+1.68%	+4.64%	+4.77%
Financial Intermediary Class	-3.80%	-8.28%	-9.99%	+1.41%	N/A	+3.38%
Institutional Select Class	-3.72%	N/A	N/A	N/A	N/A	-4.54%
Barclays Capital U.S. Aggregate IndexB	+4.58%	+3.01%	+5.24%	+4.65%	+5.63%	+5.81%
Lipper Intermediate Investment Grade Debt Funds Category AverageC	-0.21%	-4.95%	-4.39%	+1.75%	+4.06%	+4.22%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional, Financial Intermediate and Institutional Select Classes, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The expense ratios for the Institutional and Institutional Select Classes were 0.46% and 0.43%, respectively. The gross expense ratio for the Financial Intermediary Class was 0.79% and does not reflect fee waivers or reimbursements. The net expense ratio for the Financial Intermediary Class was 0.70% and reflects contractual fee waivers and/or reimbursements. As a result of a contractual expense limitation, the ratio of expenses, other than taxes, interest, deferred organizational expenses, brokerage and extraordinary expenses, to average net assets will not exceed 0.70% for Financial Intermediary Class shares until July 31, 2009.

All expenses shown include management fees, 12b-1 distribution fees and other expenses, as indicated in the Fund’s most current prospectus dated August 1, 2008.

A

The inception of the Institutional Class is July 8, 1998. The inception date of the Financial Intermediary Class is January 8, 2002. The inception date of the Institutional Select Class is August 4, 2008. Index returns are for periods beginning June 30, 1998. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

C

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

37

Annual Report to Shareholders

Management’s Discussion of Fund Performance—Continued

Western Asset Core Plus Bond Portfolio—Continued

For the period from April 1, 2008 through December 31, 2008, Institutional Class shares of Western Asset Core Plus Bond Portfolio returned -8.01%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 3.01% over the same time frame. The Lipper Intermediate Investment Grade Debt Funds Category Average returned -4.95% for the same period.

The impact of market conditions on the Fund’s performance was negative for the nine-month period ended December 31, 2008, with strategies also producing significantly negative results. A large overweight exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to a lack of liquidity and uncertainty in that marketplace. An emphasis on lower-quality credits and select Financials issues was also a large detractor from performance as spreads soared in the wake of the subprime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads narrowed in April and May, but these gains were given back later in the period on deteriorating investor sentiment and poor earnings. The high-yield sector performed poorly along with a declining stock market. During the period, a flight to safety occurred in both the U.S. and abroad. However, international treasuries did not do as well as U.S. Treasuries on a currency hedged basis; hence, relative to the benchmark, the Fund’s modest exposure to international treasuries had a negative impact on results. A modest U.S. Treasury Inflation-Protected Securities (“TIPS”)D exposure also had a negative impact as oil plunged to $40 per barrel and inflation fears switched to deflation fears. On a positive note, a tactically-driven durationE posture contributed modestly to returns as bond yields rallied over the year. A yield curveF-steepening strategy had a positive impact on performance as the spread between two- and 10-year yields widened.

Western Asset Management Company

January 20, 2009

Investment Risks: Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

D

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in 5-year, 10-year and 20-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

E

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

F	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

38

Annual Report to Shareholders

Expense Example

Western Asset Core Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the period. For Institutional Class and Financial Intermediary Class, the example is based on an investment of $1,000 invested on July 1, 2008 and held through December 31, 2008; for Institutional Select Class, the example is based on an investment of $1,000 invested on August 4, 2008 (commencement of operations) and held through December 31, 2008. The ending values assume dividends were reinvested at the time they were paid.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through December 31, 2008 for each class, even though the Institutional Select Class did not begin operations until August 4, 2008. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 7/1/08		Ending Account Value 12/31/08	Expenses PaidA During the Period 7/1/08 to 12/31/08
Institutional Class:
Actual	$1,000.00		$937.50	$2.25
Hypothetical (5% return before expenses)	1,000.00		1,022.94	2.35
Institutional Select Class:
Actual	$1,000.00	B	$954.60	$1.77	C
Hypothetical (5% return before expenses)	1,000.00		1,022.99	2.24
Financial Intermediary Class:
Actual	$1,000.00		$936.30	$3.42
Hypothetical (5% return before expenses)	1,000.00		1,021.68	3.57

A

These calculations are based on expenses incurred from July 1, 2008 to December 31, 2008. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.46% and 0.70% for the Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (184), and divided by 365.

B	Beginning account value is as of August 4, 2008.
C

This calculation is based on expenses incurred from August 4, 2008 (commencement of operations) to December 31, 2008. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.44% for the Institutional Select Class, multiplied by the average values over the period, multiplied by the number of days in the fiscal period (150) and divided by 365.

39

Annual Report to Shareholders

Performance Information

Western Asset Core Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Institutional Select Class, a performance graph is not presented. Institutional Select shares, which began operations on August 4, 2008 had a total return of -4.54% for the period ended December 31, 2008.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investment are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

40

Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B

Since-inception index returns are for periods beginning December 31, 2001. Formerly: Lehman Aggregate Bond Index. The name change is a result of Barclays’ purchase of Lehman Brothers in September 2008.

41

Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of December 31, 2008)C

Standard & Poor’s Debt RatingsD (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C

The pie charts above represent the composition of the Fund’s Portfolio as of December 31, 2008 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

D	Source: Standard & Poor's. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.
E	Preferred stocks and warrants do not have a defined maturity date.

42

Annual Report to Shareholders

Spread Duration

Western Asset Core Plus Bond Portfolio

December 31, 2008

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Securities

LABI—Barclays Capital U.S. Aggregate Index

CMBS—Commercial Mortgage Backed Securities

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

43

Annual Report to Shareholders

Effective Duration

Western Asset Core Plus Bond Portfolio

December 31, 2008

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS—Asset Backed Securities

LABI—Barclays Capital U.S. Aggregate Index

CMBS—Commercial Mortgage Backed Securities

HY—High Yield

IG Credit—Investment Grade Credit

MBS—Mortgage Backed Securities

44

Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

December 31, 2008

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	112.0%

Corporate Bonds and Notes	19.9%

Aerospace and Defense	N.M.
DRS Technologies Inc.		6.625%	2/1/16	$10,000	$10,000
L-3 Communications Corp.		7.625%	6/15/12	852,000	832,830

					842,830

Air Freight and Logistics	N.M.
United Parcel Service Inc.		4.500%	1/15/13	310,000	319,778

Airlines	0.7%
Continental Airlines Inc.		6.503%	12/15/12	1,015,000	786,625
Continental Airlines Inc.		6.545%	8/2/20	11,474,815	9,179,852
Continental Airlines Inc.		5.983%	4/19/22	8,410,000	5,634,700
Continental Airlines Inc.		6.703%	12/15/22	181,557	136,168
DAE Aviation Holdings Inc.		11.250%	8/1/15	1,950,000	799,500	A
Delta Air Lines Inc.		6.619%	3/18/11	2,978,463	2,591,263
Delta Air Lines Inc.		7.570%	5/18/12	11,575,000	9,723,000
Delta Air Lines Inc.		6.821%	8/10/22	14,180,172	8,401,752
Northwest Airlines Corp.		7.575%	3/1/19	11,530,749	7,840,909
Northwest Airlines Inc.		3.186%	8/6/13	1,142,855	731,427	B
Northwest Airlines Inc.		2.968%	5/20/14	983,511	688,458	B
Southwest Airlines Co.		5.125%	3/1/17	5,320,000	3,846,663
United Air Lines Inc.		7.032%	4/1/12	2,717,835	2,500,408
United Air Lines Inc.		7.186%	10/1/12	13,138,487	12,350,178
United Air Lines Inc.		6.602%	3/1/15	2,007,097	1,886,672

					67,097,575

Auto Components	N.M.
Visteon Corp.		8.250%	8/1/10	386,000	119,660
Visteon Corp.		12.250%	12/31/16	997,000	239,280	A

					358,940

Automobiles	0.3%
DaimlerChrysler NA Holding Corp.		5.750%	5/18/09	90,000	87,344
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	500,000	436,000
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	3,315,000	2,865,420
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	1,390,000	1,084,218
Ford Motor Co.		7.450%	7/16/31	30,335,000	8,493,800
Ford Motor Co.		4.250%	12/15/36	175,000	45,062	C
General Motors Corp.		8.250%	7/15/23	33,240,000	5,484,600

45

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Automobiles—Continued
General Motors Corp.		8.375%	7/5/33	9,520,000	EUR	$2,117,323
General Motors Corp.		8.375%	7/15/33	$21,230,000		3,715,250

						24,329,017

Beverages	0.1%
Dr. Pepper Snapple Group Inc. Senior Notes		6.820%	5/1/18	6,000,000		5,918,112	A,D
PepsiCo Inc		7.900%	11/1/18	210,000		257,386

						6,175,498

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	5,830,000		4,691,401
Masco Corp.		6.125%	10/3/16	8,270,000		5,676,123

						10,367,524

Capital Markets	0.8%
Goldman Sachs Capital II		5.793%	12/29/49	1,810,000		695,806	E
Goldman Sachs Group LP		4.500%	6/15/10	1,760,000		1,734,285
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	5,530,000		553	E,F,S
Lehman Brothers Holdings Inc.		5.250%	2/6/12	1,690,000		160,550	F,S
Lehman Brothers Holdings Inc.		6.200%	9/26/14	8,690,000		825,550	F,S
Lehman Brothers Holdings Inc.		6.500%	7/19/17	5,280,000		528	F,S
Merrill Lynch and Co. Inc.		6.050%	5/16/16	390,000		364,834
Morgan Stanley		5.625%	1/9/12	470,000		445,704
Morgan Stanley		4.750%	4/1/14	8,460,000		6,445,581
Morgan Stanley		4.953%	10/18/16	7,380,000		5,077,838	B
The Bear Stearns Cos. Inc.		6.400%	10/2/17	12,620,000		13,114,426
The Bear Stearns Cos. Inc.		7.250%	2/1/18	39,620,000		43,417,815
The Goldman Sachs Group Inc.		6.600%	1/15/12	2,810,000		2,772,529
The Goldman Sachs Group Inc.		5.625%	1/15/17	1,420,000		1,219,889

						76,275,888

Chemicals	N.M.
Georgia Gulf Corp.		9.500%	10/15/14	3,750,000		1,125,000
Westlake Chemical Corp.		6.625%	1/15/16	1,265,000		733,700

						1,858,700

Commercial Banks	0.3%
Bank One Corp.		7.875%	8/1/10	150,000		157,222
Bank One Corp.		5.900%	11/15/11	2,000,000		2,006,424

46

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks—Continued
HBOS Treasury Services PLC		5.250%	2/21/17	$4,570,000	$4,446,528	A
Rabobank Capital Funding Trust II		5.260%	12/31/49	590,000	312,128	A,E
Rabobank Capital Funding Trust III		5.254%	12/31/49	4,140,000	2,269,850	A,E
SunTrust Capital VIII		6.100%	12/15/36	3,140,000	2,210,591	E
Wachovia Capital Trust III		5.800%	3/15/42	9,480,000	5,593,200	E
Wachovia Corp.		5.250%	8/1/14	720,000	670,690
Wells Fargo and Co.		5.300%	8/26/11	75,000	76,057
Wells Fargo and Co.		5.000%	11/15/14	130,000	130,142
Wells Fargo Capital X		5.950%	12/15/36	6,995,000	5,995,051	E

					23,867,883

Commercial Services and Supplies	0.3%
Rental Service Corp.		9.500%	12/1/14	1,900,000	1,045,000
Waste Management Inc.		6.875%	5/15/09	8,000,000	7,962,856
Waste Management Inc.		7.375%	8/1/10	6,055,000	6,136,064
Waste Management Inc.		6.375%	11/15/12	2,110,000	1,967,634
Waste Management Inc.		5.000%	3/15/14	6,938,000	5,953,026
Waste Management Inc.		7.125%	12/15/17	500,000	465,768
Waste Management Inc.		7.750%	5/15/32	90,000	80,521

					23,610,869

Communications Equipment	0.1%
EchoStar DBS Corp.		7.750%	5/31/15	2,725,000	2,316,250
Motorola Inc.		8.000%	11/1/11	10,850,000	9,054,021

					11,370,271

Computers and Peripherals	N.M.
International Business Machines Corp.		4.750%	11/29/12	40,000	41,312

Consumer Finance	1.7%
American Express Co.		6.800%	9/1/66	10,485,000	5,427,571	E
American General Finance Corp.		6.900%	12/15/17	8,600,000	3,721,848
Caterpillar Financial Services Corp.		6.200%	9/30/13	290,000	298,966
Ford Motor Credit Co.		5.800%	1/12/09	4,180,000	4,168,158
Ford Motor Credit Co.		7.875%	6/15/10	3,560,000	2,848,641
Ford Motor Credit Co.		7.246%	6/15/11	5,724,000	3,777,840	B
Ford Motor Credit Co.		7.250%	10/25/11	2,525,000	1,844,535
Ford Motor Credit Co.		7.800%	6/1/12	19,090,000	13,393,048
Ford Motor Credit Co.		7.000%	10/1/13	22,000,000	15,200,394
GMAC LLC		6.625%	5/15/12	177,000	137,756	A

47

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Consumer Finance—Continued
GMAC LLC		7.500%	12/31/13	$2,946,000		$2,150,580	A
GMAC LLC		8.000%	12/31/18	2,455,000		1,227,500	A
GMAC LLC		8.000%	11/1/31	101,534,000		60,350,794	A
SLM Corp.		5.000%	10/1/13	17,665,000		12,639,661
SLM Corp.		5.375%	5/15/14	25,005,000		16,875,224
SLM Corp.		5.050%	11/14/14	4,690,000		3,121,143
SLM Corp.		5.000%	4/15/15	740,000		469,463
SLM Corp.		5.625%	8/1/33	4,160,000		2,523,647

						150,176,769

Diversified Consumer Services	0.1%
Service Corp. International		6.750%	4/1/16	1,530,000		1,162,800
Service Corp. International		7.625%	10/1/18	400,000		296,000
Service Corp. International		7.500%	4/1/27	5,385,000		3,446,400

						4,905,200

Diversified Financial Services	2.1%
AAC Group Holding Corp.		10.250%	10/1/12	770,000		508,200	A
Air 2 US		8.027%	10/1/19	12,683,958		9,512,968	A
BAC Capital Trust XIV		5.630%	12/31/49	2,240,000		897,469	E
Banca Italease SpA		4.994%	2/2/10	57,800,000	EUR	66,265,213	B
Bank of America Corp.		5.420%	3/15/17	2,030,000		1,804,412
Bank of America Corp.		5.750%	12/1/17	480,000		479,252
Citigroup Inc.		4.125%	2/22/10	860,000		847,466
Citigroup Inc.		6.500%	8/19/13	110,000		110,999
Citigroup Inc.		5.000%	9/15/14	270,000		237,487
Citigroup Inc.		6.125%	8/25/36	1,560,000		1,397,440
Citigroup Inc.		5.875%	5/29/37	6,040,000		6,035,434
Citigroup Inc.		6.875%	3/5/38	36,010,000		40,975,311
DI Finance LLC		9.500%	2/15/13	1,004,000		874,735
General Electric Capital Corp.		5.450%	1/15/13	1,155,000		1,163,271
General Electric Capital Corp.		5.625%	5/1/18	530,000		533,842
General Electric Capital Corp.		6.375%	11/15/67	47,395,000		29,791,028	E
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	100,000		44,709	A,E
HSBC Finance Corp.		8.000%	7/15/10	70,000		71,164
HSBC Finance Corp.		6.375%	8/1/10	1,000,000		993,404
HSBC Finance Corp.		7.000%	5/15/12	160,000		160,243
HSBC Finance Corp.		6.375%	11/27/12	520,000		508,758
ILFC E-Capital Trust II		6.250%	12/21/65	7,220,000		3,015,166	A,E
JPMorgan Chase and Co.		2.125%	6/22/12	160,000		160,666

48

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
JPMorgan Chase and Co.		5.750%	1/2/13	$4,430,000	$4,494,439
JPMorgan Chase and Co.		5.125%	9/15/14	920,000	891,552
JPMorgan Chase and Co.		5.150%	10/1/15	490,000	462,686
JPMorgan Chase and Co.		6.125%	6/27/17	60,000	59,047
Liberty Media LLC		5.700%	5/15/13	535,000	350,734
Liberty Media LLC		3.750%	2/15/30	170,000	45,050	C
PHH Corp.		7.125%	3/1/13	8,640,000	4,895,208
TNK-BP Finance SA		7.875%	3/13/18	13,200,000	6,600,000	A
Unilever Capital Corp.		7.125%	11/1/10	1,450,000	1,550,682

					185,738,035

Diversified Telecommunication Services	1.2%
AT&T Inc.		5.100%	9/15/14	8,640,000	8,493,008
AT&T Inc.		5.600%	5/15/18	25,000,000	25,453,600
AT&T Inc.		6.300%	1/15/38	130,000	137,424
AT&T Inc.		6.400%	5/15/38	10,377,000	11,115,645
BellSouth Corp.		4.750%	11/15/12	640,000	627,887
BellSouth Corp.		5.200%	9/15/14	8,250,000	8,031,656
CenturyTel Inc.		6.000%	4/1/17	8,270,000	5,954,400
Citizens Communications Co.		9.250%	5/15/11	530,000	503,500
Citizens Communications Co.		7.875%	1/15/27	5,290,000	3,068,200
Level 3 Financing Inc.		9.250%	11/1/14	4,695,000	2,723,100
Qwest Communications International Inc.		5.649%	2/15/09	10,000	9,950	B
Qwest Communications International Inc.		7.500%	2/15/14	6,774,000	4,843,410
Qwest Corp.		7.500%	10/1/14	2,680,000	2,224,400
Qwest Corp.		6.875%	9/15/33	5,600,000	3,332,000
Verizon Communications Inc.		6.400%	2/15/38	700,000	744,591
Verizon Communications Inc.		8.950%	3/1/39	14,400,000	18,600,336
Verizon Global Funding Corp.		7.375%	9/1/12	155,000	162,154
Verizon New York Inc.		6.875%	4/1/12	3,942,000	3,922,097
Windstream Corp.		8.625%	8/1/16	10,100,000	8,938,500

					108,885,858

Electric Utilities	1.3%
Duke Energy Corp.		5.625%	11/30/12	1,010,000	1,028,590
Energy Future Holdings Corp.		10.875%	11/1/17	1,051,000	746,210	A
Energy Future Holdings Corp.		11.250%	11/1/17	146,179,000	70,896,815	A,G
Exelon Corp.		5.625%	6/15/35	455,000	287,224

49

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities—Continued
FirstEnergy Corp.		6.450%	11/15/11	$3,190,000	$3,015,367
FirstEnergy Corp.		7.375%	11/15/31	20,615,000	19,502,120
Pacific Gas and Electric Co.		8.250%	10/15/18	40,000	48,058
Pacific Gas and Electric Co.		6.050%	3/1/34	5,180,000	5,501,466
Pacific Gas and Electric Co.		5.800%	3/1/37	11,790,000	12,228,670
Progress Energy Inc.		7.100%	3/1/11	52,000	51,539
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	1,080,000	875,613
The Detroit Edison Co.		5.200%	10/15/12	10,000	9,866

					114,191,538

Energy Equipment and Services	0.1%
Baker Hughes Inc.		7.500%	11/15/18	280,000	310,424
Complete Production Services Inc.		8.000%	12/15/16	5,355,000	3,373,650
Pacific Energy Partners		7.125%	6/15/14	630,000	550,265
Pride International Inc.		7.375%	7/15/14	1,440,000	1,339,200

					5,573,539

Food and Staples Retailing	0.3%
CVS Caremark Corp.		6.943%	1/10/30	3,211,495	2,019,292	A
CVS Corp.		5.789%	1/10/26	112,885	85,926	A
CVS Corp.		5.298%	1/11/27	569,572	437,213	A
CVS Lease Pass-Through Trust		5.880%	1/10/28	5,674,155	4,395,165	A
CVS Lease Pass-Through Trust		6.036%	12/10/28	20,065,779	12,204,609	A
Safeway Inc.		6.350%	8/15/17	310,000	306,494
The Kroger Co.		6.400%	8/15/17	1,270,000	1,280,748
The Kroger Co.		6.150%	1/15/20	1,830,000	1,805,522
Wal-Mart Stores Inc.		5.800%	2/15/18	180,000	199,179
Wal-Mart Stores Inc.		6.200%	4/15/38	2,260,000	2,586,468

					25,320,616

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	7,210,000	7,246,670
Sara Lee Corp.		6.250%	9/15/11	9,750,000	9,651,925

					16,898,595

Gas Utilities	0.1%
Southern Natural Gas Co.		5.900%	4/1/17	50,000	39,623	A
Southern Natural Gas Co.		8.000%	3/1/32	9,410,000	7,841,042
Suburban Propane Partners LP		6.875%	12/15/13	2,000,000	1,640,000

					9,520,665

50

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Health Care Equipment and Supplies	N.M.
Biomet Inc.		10.375%	10/15/17	$1,800,000	$1,422,000	G
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681,000	646,950

					2,068,950

Health Care Providers and Services	1.1%
AmerisourceBergen Corp.		5.625%	9/15/12	6,330,000	5,926,855
AmerisourceBergen Corp.		5.875%	9/15/15	7,070,000	6,179,067
Cardinal Health Inc.		5.800%	10/15/16	6,260,000	5,663,284
Cardinal Health Inc.		5.850%	12/15/17	270,000	243,453
Community Health Systems Inc.		8.875%	7/15/15	6,910,000	6,357,200
DaVita Inc.		6.625%	3/15/13	4,435,000	4,213,250
HCA Inc.		8.750%	9/1/10	256,000	245,760
HCA Inc.		7.875%	2/1/11	1,000,000	880,000
HCA Inc.		6.300%	10/1/12	299,000	210,795
HCA Inc.		6.250%	2/15/13	1,243,000	776,875
HCA Inc.		5.750%	3/15/14	221,000	133,705
HCA Inc.		9.125%	11/15/14	1,280,000	1,187,200
HCA Inc.		9.250%	11/15/16	10,500,000	9,633,750
HCA Inc.		9.625%	11/15/16	9,809,000	7,651,020	G
HCA Inc.		7.690%	6/15/25	723,000	339,414
HCA Inc.		7.500%	11/6/33	1,925,000	895,125
HCA Inc.		7.500%	11/15/95	15,410,000	6,529,525
Tenet Healthcare Corp.		6.375%	12/1/11	2,500,000	1,931,250
Tenet Healthcare Corp.		7.375%	2/1/13	6,222,000	4,433,175
Tenet Healthcare Corp.		9.875%	7/1/14	2,668,000	2,147,740
Tenet Healthcare Corp.		9.250%	2/1/15	12,430,000	10,006,150
UnitedHealth Group Inc.		4.875%	2/15/13	180,000	168,052
UnitedHealth Group Inc.		4.875%	4/1/13	18,130,000	16,893,643
WellPoint Inc.		5.875%	6/15/17	3,040,000	2,766,811

					95,413,099

Hotels, Restaurants and Leisure	0.2%
Boyd Gaming Corp.		6.750%	4/15/14	10,000	6,300
Boyd Gaming Corp.		7.125%	2/1/16	20,000	11,800
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	1,070,000	353,100
Marriott International Inc.		5.810%	11/10/15	7,950,000	5,568,045
McDonald’s Corp.		5.350%	3/1/18	310,000	322,023
MGM MIRAGE		6.750%	9/1/12	435,000	304,500
MGM MIRAGE		6.625%	7/15/15	380,000	231,800

51

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure—Continued
MGM MIRAGE		7.625%	1/15/17	$3,690,000	$2,380,050
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245,000	149,450
River Rock Entertainment Authority		9.750%	11/1/11	220,000	182,600
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	5,350,000	3,985,750
Station Casinos Inc.		7.750%	8/15/16	9,760,000	1,854,400

					15,349,818

Household Durables	0.1%
Pulte Homes Inc.		8.125%	3/1/11	6,890,000	5,994,300

Household Products	N.M.
American Achievement Corp.		8.250%	4/1/12	250,000	192,500	A
Procter and Gamble Co.		8.500%	8/10/09	90,000	93,201

					285,701

Independent Power Producers and Energy Traders	1.4%
Dynegy Holdings Inc.		7.750%	6/1/19	9,730,000	6,713,700
NRG Energy Inc.		7.250%	2/1/14	3,130,000	2,926,550
NRG Energy Inc.		7.375%	2/1/16	6,791,000	6,315,630
NRG Energy Inc.		7.375%	1/15/17	595,000	547,400
The AES Corp.		8.750%	5/15/13	11,741,000	11,271,360	A
The AES Corp.		7.750%	3/1/14	32,158,000	28,299,040
The AES Corp.		7.750%	10/15/15	8,070,000	6,778,800
The AES Corp.		8.000%	10/15/17	52,640,000	43,164,800
The AES Corp.		8.000%	6/1/20	14,470,000	11,214,250	A
TXU Corp.		5.550%	11/15/14	1,560,000	728,875
TXU Corp.		6.500%	11/15/24	2,850,000	1,008,296
TXU Corp.		6.550%	11/15/34	28,635,000	9,666,947

					128,635,648

Industrial Conglomerates	0.4%
General Electric Co.		5.000%	2/1/13	7,055,000	7,134,658
Tyco International Ltd./Tyco International Finance SA		7.000%	12/15/19	945,000	776,289
Tyco International Ltd./Tyco International Finance SA		6.875%	1/15/21	31,995,000	24,740,870

					32,651,817

52

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Insurance	0.2%
American International Group Inc.		5.850%	1/16/18	$5,390,000	$3,612,836
American International Group Inc.		6.250%	3/15/37	360,000	134,558	E
ASIF Global Financing XIX		4.900%	1/17/13	2,180,000	1,749,978	A
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	5,990,000	5,830,834
MetLife Capital Trust IV		7.875%	12/15/37	13,000,000	8,155,706	A,E
MetLife Inc.		6.400%	12/15/66	2,835,000	1,701,000	E
The Travelers Cos. Inc.		6.250%	3/15/67	2,760,000	1,807,902	E

					22,992,814

IT Services	0.2%
Electronic Data Systems Corp.		7.125%	10/15/09	21,645,000	22,004,848
Electronic Data Systems Corp.		6.000%	8/1/13	775,000	803,078	D

					22,807,926

Leisure Equipment and Products	0.3%
Eastman Kodak Co.		7.250%	11/15/13	21,264,000	13,715,280
Eastman Kodak Co.		3.375%	10/15/33	13,820,000	11,142,375	C

					24,857,655

Machinery	N.M.
Terex Corp.		7.375%	1/15/14	2,680,000	2,331,600

Media	1.2%
CBS Corp.		7.625%	1/15/16	5,500,000	4,493,297
Charter Communications Operating LLC		10.875%	9/15/14	3,640,000	2,912,000	A
Clear Channel Communications Inc.		4.250%	5/15/09	2,760,000	2,428,800
Clear Channel Communications Inc.		6.250%	3/15/11	6,600,000	1,980,000
Clear Channel Communications Inc.		5.500%	9/15/14	8,120,000	974,400
Comcast Cable Communications Inc.		6.750%	1/30/11	210,000	210,798
Comcast Cable Communications Inc.		8.875%	5/1/17	40,000	42,714
Comcast Corp.		6.500%	1/15/15	3,760,000	3,695,821
Comcast Corp.		6.500%	1/15/17	3,660,000	3,615,033
Comcast Corp.		5.875%	2/15/18	10,000	9,476
Comcast Corp.		6.450%	3/15/37	14,000,000	13,931,638
Comcast Corp.		6.950%	8/15/37	7,470,000	7,866,298
Cox Communications Inc.		7.875%	8/15/09	7,680,000	7,549,356
CSC Holdings Inc.		6.750%	4/15/12	500,000	457,500
DirecTV Holdings LLC		8.375%	3/15/13	2,531,000	2,518,345
EchoStar DBS Corp.		7.000%	10/1/13	6,340,000	5,499,950
EchoStar DBS Corp.		6.625%	10/1/14	1,185,000	989,475

53

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
EchoStar DBS Corp.		7.125%	2/1/16	$20,000	$16,700
Gannett Co. Inc.		6.375%	4/1/12	4,560,000	3,190,632
Idearc Inc.		8.000%	11/15/16	8,250,000	618,750
Lamar Media Corp.		6.625%	8/15/15	2,010,000	1,452,225
News America Inc.		6.200%	12/15/34	260,000	237,262
News America Inc.		6.650%	11/15/37	1,330,000	1,316,382
News America Inc.		6.750%	1/9/38	200,000	197,844
R.H. Donnelley Corp.		11.750%	5/15/15	1,300,000	318,500	A
Time Warner Cable Inc.		8.750%	2/14/19	14,150,000	15,385,790
Time Warner Entertainment Co. LP		8.375%	7/15/33	20,000	20,183
Time Warner Inc.		6.875%	5/1/12	6,230,000	5,985,136
Time Warner Inc.		7.625%	4/15/31	440,000	432,436
Time Warner Inc.		7.700%	5/1/32	5,634,000	5,640,947
Viacom Inc.		5.750%	4/30/11	14,870,000	13,504,756
Viacom Inc.		6.250%	4/30/16	6,600,000	5,470,694

					112,963,138

Metals and Mining	0.2%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	14,090,000	11,553,800
Steel Dynamics Inc.		6.750%	4/1/15	5,890,000	4,064,100
Steel Dynamics Inc.		7.750%	4/15/16	1,980,000	1,371,150	A

					16,989,050

Multi-Utilities	0.1%
Dominion Resources Inc.		5.125%	12/15/09	1,260,000	1,257,227
Dominion Resources Inc.		4.750%	12/15/10	1,010,000	998,675
Dominion Resources Inc.		5.700%	9/17/12	5,495,000	5,441,039
Dominion Resources Inc.		8.875%	1/15/19	90,000	97,055

					7,793,996

Multiline Retail	0.1%
J.C. Penney Co. Inc.		7.400%	4/1/37	690,000	454,288
Target Corp.		4.000%	6/15/13	5,340,000	4,980,970
The Neiman-Marcus Group Inc.		9.000%	10/15/15	3,790,000	1,667,600	G
The Neiman-Marcus Group Inc.		10.375%	10/15/15	3,030,000	1,302,900

					8,405,758

Office Electronics	N.M.
Xerox Corp.		6.750%	2/1/17	1,180,000	856,248

54

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels	2.7%
Anadarko Petroleum Corp.		2.396%	9/15/09	$21,780,000	$20,839,605	B
Anadarko Petroleum Corp.		5.950%	9/15/16	2,340,000	2,066,943
Anadarko Petroleum Corp.		6.450%	9/15/36	30,075,000	23,724,183
Apache Corp.		6.000%	1/15/37	240,000	232,722
Chesapeake Energy Corp.		6.375%	6/15/15	1,205,000	951,950
Chesapeake Energy Corp.		6.250%	1/15/18	1,970,000	1,457,800
Chesapeake Energy Corp.		7.250%	12/15/18	7,105,000	5,541,900
Conoco Inc.		6.950%	4/15/29	638,000	686,552
ConocoPhillips		8.750%	5/25/10	3,100,000	3,267,195
ConocoPhillips		5.900%	10/15/32	10,000	9,836
Devon Energy Corp.		7.950%	4/15/32	210,000	231,943
El Paso Corp.		7.000%	6/15/17	68,790,000	53,835,398
El Paso Corp.		7.800%	8/1/31	4,277,000	2,786,478
El Paso Corp.		7.750%	1/15/32	8,074,000	5,241,003
El Paso Natural Gas Co.		8.375%	6/15/32	2,520,000	2,174,485
Energy Transfer Partners LP		6.125%	2/15/17	5,305,000	4,381,012
Energy Transfer Partners LP		6.700%	7/1/18	320,000	269,725
Energy Transfer Partners LP		9.700%	3/15/19	15,000,000	15,456,165
Enterprise Products Operating LLP		6.300%	9/15/17	4,300,000	3,639,382
Hess Corp.		7.875%	10/1/29	5,290,000	5,078,305
Hess Corp.		7.300%	8/15/31	13,235,000	12,041,944
KazMunaiGaz Exploration Production—GDR		8.375%	7/2/13	33,910,000	26,449,800	A
Kerr-McGee Corp.		6.875%	9/15/11	800,000	791,705
Kerr-McGee Corp.		6.950%	7/1/24	2,780,000	2,437,637
Kerr-McGee Corp.		7.875%	9/15/31	10,555,000	9,716,374
Kinder Morgan Energy Partners LP		6.300%	2/1/09	10,000	9,990
Kinder Morgan Energy Partners LP		6.750%	3/15/11	40,000	38,906
Kinder Morgan Energy Partners LP		7.125%	3/15/12	7,670,000	7,407,701
Kinder Morgan Energy Partners LP		5.850%	9/15/12	20,000	18,316
Kinder Morgan Energy Partners LP		5.000%	12/15/13	1,879,000	1,638,573
Kinder Morgan Energy Partners LP		6.000%	2/1/17	5,190,000	4,505,828
Kinder Morgan Energy Partners LP		6.950%	1/15/38	1,697,000	1,372,444
Occidental Petroleum Corp.		7.000%	11/1/13	360,000	392,920
Peabody Energy Corp.		6.875%	3/15/13	1,085,000	1,028,038
Peabody Energy Corp.		5.875%	4/15/16	880,000	748,000
Pemex Project Funding Master Trust		2.820%	12/3/12	104,000	86,840	A,B
Pemex Project Funding Master Trust		6.625%	6/15/35	20,773,000	17,584,345
Pemex Project Funding Master Trust		6.625%	6/15/35	850,000	719,525	A

55

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
Seariver Maritime Inc.		0.000%	9/1/12	$70,000	$59,953	H
Texaco Capital Inc.		5.500%	1/15/09	1,600,000	1,601,650
The Williams Cos. Inc.		7.500%	1/15/31	990,000	663,300
The Williams Cos. Inc.		7.750%	6/15/31	530,000	363,050
XTO Energy Inc.		7.500%	4/15/12	971,000	959,696
XTO Energy Inc.		6.750%	8/1/37	2,570,000	2,406,969

					244,916,086

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		8.125%	5/15/11	9,000	8,460
Weyerhaeuser Co.		6.750%	3/15/12	7,340,000	6,570,401

					6,578,861

Pharmaceuticals	0.2%
Schering-Plough Corp.		6.000%	9/15/17	340,000	336,569
Wyeth		5.950%	4/1/37	19,955,000	22,155,777

					22,492,346

Real Estate Investment Trusts (REITs)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	6,240,000	5,159,513
Host Marriott LP		6.750%	6/1/16	2,065,000	1,507,450
Ventas Inc.		8.750%	5/1/09	420,000	413,700
Ventas Inc.		9.000%	5/1/12	1,240,000	1,103,600
Ventas Inc.		6.750%	4/1/17	850,000	646,000

					8,830,263

Real Estate Management and Development	N.M.
Forest City Enterprises Inc.		7.625%	6/1/15	360,000	126,000
Forest City Enterprises Inc.		6.500%	2/1/17	597,000	208,950

					334,950

Road and Rail	N.M.
Hertz Corp.		8.875%	1/1/14	1,320,000	811,800
Hertz Corp.		10.500%	1/1/16	3,745,000	1,708,656
Norfolk Southern Corp.		6.200%	4/15/09	20,000	20,026

					2,540,482

Semiconductors and Semiconductor Equipment	N.M.
Freescale Semiconductor Inc.		8.875%	12/15/14	10,000	4,400

56

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Specialty Retail	0.4%
Autozone Inc.		6.950%	6/15/16	$10,890,000	$9,632,150
Home Depot Inc.		4.625%	8/15/10	2,720,000	2,693,453
Home Depot Inc.		5.250%	12/16/13	5,510,000	5,145,221
Home Depot Inc.		5.400%	3/1/16	8,230,000	7,365,192
Limited Brands Inc.		6.125%	12/1/12	16,900,000	12,190,866

					37,026,882

Textiles, Apparel and Luxury Goods	N.M.
Oxford Industries Inc.		8.875%	6/1/11	800,000	604,000

Thrifts and Mortgage Finance	N.M.
Countrywide Financial Corp.		4.348%	1/5/09	30,000	30,000	B
Countrywide Financial Corp.		5.800%	6/7/12	350,000	341,129
Countrywide Financial Corp.		6.250%	5/15/16	290,000	275,357
Countrywide Home Loans Inc.		4.125%	9/15/09	160,000	158,125

					804,611

Tobacco	0.4%
Altria Group Inc.		9.700%	11/10/18	25,420,000	27,474,699	D
Philip Morris Capital Corp.		7.500%	7/16/09	190,000	191,290
Reynolds American Inc.		7.875%	5/15/09	730,000	722,836
Reynolds American Inc.		7.625%	6/1/16	100,000	83,281
Reynolds American Inc.		6.750%	6/15/17	8,430,000	6,691,616

					35,163,722

Wireless Telecommunication Services	0.7%
Cellco Partnership		8.500%	11/15/18	36,200,000	42,414,707	A
Nextel Communications Inc.		6.875%	10/31/13	60,000	25,500
Nextel Communications Inc.		5.950%	3/15/14	493,000	207,060
Nextel Communications Inc.		7.375%	8/1/15	1,980,000	831,600
Sprint Capital Corp.		8.375%	3/15/12	17,545,000	14,036,000
Sprint Capital Corp.		6.900%	5/1/19	720,000	511,200
Sprint Capital Corp.		8.750%	3/15/32	3,395,000	2,291,625

					60,317,692

Total Corporate Bonds and Notes (Cost—$2,273,267,401)					1,787,738,713
Asset-Backed Securities	3.9%

Fixed Rate Securities	0.3%
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	1,928,880	1,006,482

57

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Contimortgage Home Equity Trust 1997-4 B1F		7.330%	10/15/28	$1,058,415	$877,003
Credit-Based Asset Servicing and Securitization LLC 2006-MH1 AF2		5.650%	10/25/36	860,852	752,893	A,E
Green Tree Financial Corp. 1992-2 B		9.150%	1/15/18	137,291	95,547
Green Tree Financial Corp. 1993-2		8.000%	7/15/18	400,626	411,321
Green Tree Financial Corp. 1996-5		8.100%	7/15/27	2,581,021	470,245
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	240,438	158,027
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	3,109,035	1,985,086
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	2,114,990	1,473,816
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2		5.666%	5/25/46	1,008,709	902,502
Origen Manufactured Housing Contract Trust 2005-B		5.910%	1/15/37	4,797,000	3,320,529
Origen Manufactured Housing Contract Trust 2005-B		5.990%	1/15/37	1,500,000	999,430
Origen Manufactured Housing Contract Trust 2005-B		6.480%	1/15/37	2,100,000	1,339,536
Patrons’ Legacy 2003-IV		5.775%	12/23/63	8,900,000	5,629,239	A
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	4,475,000	1,252,914	A
Terwin Mortgage Trust 2006-10SL A1		4.750%	10/25/37	26,471,912	5,950,094
UCFC Home Equity Loan 1998-C		5.935%	1/15/30	5,318	4,595
Vanderbilt Mortgage Finance 1997-B 1B2		8.155%	10/7/26	180,510	128,040
Vanderbilt Mortgage Finance 1997-C		7.830%	8/8/27	432,127	334,988
WEF Issuer LLC 2006-A		5.190%	12/15/14	400,018	383,045	A

					27,475,332

Indexed SecuritiesB	3.5%
ACE Securities Corp. 2006-GP1 A		0.601%	2/25/31	564,619	407,871
Ace Securities Corp. Home Equity Loan Trust 2006-SL3		0.571%	6/25/36	1,019,912	181,086
AFC Home Equity Loan Trust 2002-2		0.771%	6/25/30	416,345	212,944
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3		1.735%	11/15/31	235,795	185,451
Bear Stearns Asset Backed Securities Inc. 2005-CL1		0.971%	9/25/34	8,873,186	5,873,940

58

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Bear Stearns Asset Backed Securities Inc. 2006-1 A		0.751%	2/25/36	$1,770,928	$1,498,597
Bear Stearns Second Lien Trust 2007-SV1A A3		0.721%	12/25/36	2,379,932	1,367,747	A
CDC Mortgage Capital Trust 2002-HE1		1.091%	1/25/33	488,725	311,426
Countrywide Asset-Backed Certificates 2002-BC1		1.131%	4/25/32	141,405	98,388
Countrywide Asset-Backed Certificates 2003-1		0.811%	6/25/33	294,215	238,951
Countrywide Asset-Backed Certificates 2003-BC3		0.781%	9/25/33	637,078	375,889
Countrywide Asset-Backed Certificates 2004-2 M1		0.971%	5/25/34	390,000	205,847
Countrywide Asset-Backed Certificates 2006-SD4 A1		0.811%	12/25/36	223,465	130,794	A
Countrywide Home Equity Loan Trust 2002-F		1.545%	11/15/28	413,720	290,295
Countrywide Home Equity Loan Trust 2004-I A		1.485%	2/15/34	399,607	219,843
Countrywide Home Equity Loan Trust 2006-E 2A		1.335%	7/15/36	467,610	187,948
Countrywide Home Equity Loan Trust 2006-RES		1.455%	6/15/29	544,940	98,089	A
Credit-Based Asset Servicing and Securitization 2007-RP1 A		0.781%	5/25/46	35,718,814	17,615,978	A
EMC Mortgage Loan Trust 2002-B A1		1.121%	2/25/41	527,562	416,247	A
Fairbanks Capital Mortgage Loan Trust 1999-1 A		1.671%	5/25/28	842,094	818,594	A
Fleet Home Equity Loan Trust 2003-1		1.703%	1/20/33	3,171,391	1,872,487
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN		0.711%	10/25/34	56,205,657	24,972,173
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		1.221%	2/25/31	5,270,065	4,176,527	A
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		1.655%	2/25/36	42,071,786	10,702,011
GMAC Mortgage Corp. Loan Trust 2006-HE1 A		0.681%	11/25/36	2,085,421	1,177,168
Greenpoint Mortgage Funding Trust 2005-HE1		0.871%	9/25/34	3,972,312	1,927,547

59

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
GSAMP Trust 2006-S4		0.561%	5/25/36	$186,041	$70,273
GSRPM Mortgage Loan Trust 2004-1 A1		0.951%	9/25/42	1,477,220	1,458,776	A
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		0.731%	3/25/31	89,499	75,254
IndyMac Seconds Asset Backed Trust A-A		0.601%	6/25/36	552,348	93,648
Lehman XS Trust 2005-5N		0.771%	11/25/35	19,465,497	8,753,029
Lehman XS Trust 2005-5N 3A1A		0.771%	11/25/35	5,224,474	2,431,629
Lehman XS Trust 2006-2N 1A1		0.731%	2/25/46	253,271	103,103
Lehman XS Trust 2006-4N A2A		0.691%	4/25/46	6,744,277	2,651,353
Lehman XS Trust 2007-8H A1		0.601%	6/25/37	80,872,505	58,582,336
Lehman XS Trust 2007-9 1A1		0.591%	6/25/37	789,676	574,148
Long Beach Mortgage Loan Trust 2006-8 2A4		0.711%	9/25/36	7,500,000	661,963
Long Beach Mortgage Loan Trust 2006-9 2A3		0.631%	10/25/36	6,200,000	1,972,392
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		0.921%	2/25/37	89,348,338	65,081,133
Morgan Stanley Mortgage Loan Trust 2006-4SL A1		0.621%	3/25/36	322,003	75,733
MSDWCC Heloc Trust 2005-1		0.661%	7/25/17	1,687,905	1,132,252
Nelnet Student Loan Trust 2008-4 A4		5.015%	4/25/24	200,000	162,027
Option One Mortgage Loan Trust 2003-1		1.311%	2/25/33	15,038	10,243
Provident Bank Home Equity Loan Trust 2000-2		1.011%	8/25/31	261,525	101,572
RAAC 2006-RP2 A		0.721%	2/25/37	421,230	261,183	A
RAAC 2006-RP3 A		0.741%	5/25/36	42,319	31,717	A
RAAC 2006-RP4 A		0.761%	1/25/46	28,204,367	19,220,830	A
RAAC 2007-RP2 M1		1.121%	2/25/46	600,000	16,920	A
RAAC 2007-SP3 A1		1.671%	9/25/37	940,405	812,370
Renaissance Home Equity Loan Trust 2003-4 A3		1.091%	3/25/34	17,210,120	12,509,134
Renaissance Home Equity Loan Trust 2005-1		0.801%	5/25/35	2,975,156	1,853,145
Residential Asset Mortgage Products Inc. 2003-RS4		1.131%	5/25/33	817,879	471,088
Residential Funding Mortgage Securities II 2003-HS3		0.761%	8/25/33	227,644	143,926
Residential Funding Securities Corp. 2002-RP2 A1		1.221%	10/25/32	4,710,785	3,063,568	A

60

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
SACO I Trust 2006-3 A3		0.701%	4/25/36	$3,658,891	$631,131
SACO I Trust 2006-5 1A		0.621%	4/25/36	346,267	67,633
SACO I Trust 2006-6 A		0.601%	6/25/36	1,009,029	167,782
Salomon Brothers Mortgage Securities VII 2002-CIT1		0.771%	3/25/32	309,685	282,964
Securitized Asset Backed Receivables LLC 2007-BR3 A2B		0.691%	4/25/37	51,787,000	19,422,631
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		0.701%	2/25/37	36,033,861	16,704,235
SLM Student Loan Trust 2006-10 A2		3.545%	10/25/17	201,063	200,352
SLM Student Loan Trust 2006-5		3.525%	7/25/17	352,268	341,641
Southern Pacific Secured Asset Corp. 1998-2		0.811%	7/25/29	19,826	13,062
Structured Asset Securities Corp. 2006-ARS1 A1		0.581%	2/25/36	834,651	109,063	A
Truman Capital Mortgage Loan Trust 2006-1		0.731%	3/25/36	20,792,855	11,436,070	A
Vanderbilt Mortgage Finance 1999-D		5.126%	1/7/30	4,100,000	2,615,949
Wachovia Asset Securitization Inc. 2002-HE1		0.841%	9/27/32	638,677	461,878
Wachovia Asset Securitization Inc. 2002-HE2		0.901%	12/25/32	68,047	53,047
Wachovia Asset Securitization Inc. 2003-HE1		0.761%	3/25/33	14,958	9,679

					310,455,700

Stripped Securities	N.M.
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	3,897,909	164,944	P,I1

Variable Rate SecuritiesJ	0.1%
Countrywide Asset-Backed Certificates 2004-15		4.614%	12/25/32	10,824,449	10,426,354
Structured Asset Securities Corp. 2005-SC1 1A2		9.556%	5/25/31	664,021	512,588	A

					10,938,942

Total Asset-Backed Securities (Cost—$618,833,175)					349,034,918

61

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities	10.8%

Fixed Rate Securities	3.1%
Banc of America Commercial Mortgage Inc. 2006-1 A4		5.372%	9/10/45	$310,000	$248,083
Banc of America Commercial Mortgage Inc. 2006-3 A4		5.889%	7/10/44	400,000	325,980
Banc of America Commercial Mortgage Inc. 2007-5 A3		5.620%	2/10/51	2,430,000	1,561,556
Banc of America Funding Corp. 2003-1		6.000%	5/20/33	463,147	453,595
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	117,608	98,356
Bear Stearns Commercial Mortgage Securities 2007-PW17 A3		5.736%	6/11/50	6,250,000	4,228,868
Commercial Capital Access One Inc. 2I		12.000%	11/15/27	1,833,693	623,456
Commercial Mortgage Pass-Through Certificates 2001-J1A A2		6.457%	2/14/34	347,156	340,747	A
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	21,243,084	17,525,544
Credit Suisse Mortgage Capital Certificates 2006-C4 A3		5.467%	9/15/39	1,800,000	1,324,375
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	24,050,000	17,925,622
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	195,566	194,795
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	18,650,000	16,512,626
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	3,000,000	2,371,275
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15		5.814%	6/12/43	2,370,000	1,823,436
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4		5.429%	12/12/43	1,240,000	941,178
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3		5.336%	5/15/47	75,000,000	56,263,237
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	5/15/49	34,910,000	24,680,228
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	538,120	536,534
LB-UBS Commercial Mortgage Trust 2000-C3 A2		7.950%	5/15/25	95,740	96,154

62

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	$8,640,000	$6,982,692
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	4,100,000	3,298,583
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	1,570,000	1,281,594
MASTR Reperforming Loan Trust 2005-1 1A1		6.000%	8/25/34	4,814,749	4,914,999	A
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	6,975,225	7,327,120	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	22,470,000	15,470,193
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	21,070,000	17,213,678
Morgan Stanley Capital I 2006-IQ12 A4		5.332%	12/15/43	300,000	225,691
Morgan Stanley Capital I 2007-IQ14 A4		5.692%	4/15/49	20,290,000	15,226,687
Morgan Stanley Mortgage Loan Trust 2006-2 5A2		5.500%	2/25/36	310,631	275,559
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	73,713,295	47,648,739	A
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	211,462	215,798
Residential Asset Mortgage Products Inc. 2004-SL4		7.500%	7/25/32	2,050,954	1,836,245
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	3/25/32	10,293,459	6,432,608
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,247,821	1,719,509

					278,145,340

Indexed SecuritiesB	4.7%
American Home Mortgage Assets Trust 2006-3		0.661%	7/25/46	17,837,793	7,204,897
American Home Mortgage Investment Trust 2005-4		0.761%	11/25/45	15,584,223	7,463,362
Bayview Commercial Asset Trust 2006-2A A1		0.701%	7/25/36	1,725,526	1,251,352	A
Bayview Commercial Asset Trust 2006-SP1 A1		0.741%	4/25/36	1,735,257	1,268,906	A
Bear Stearns Second Lien Trust 2007-SV1A A1		0.691%	12/25/36	6,785,583	4,247,351	A

63

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Chevy Chase Mortgage Funding Corp. 2005-4A A1		0.671%	10/25/36	$1,385,924	$613,889	A
Citigroup Mortgage Loan Trust Inc. 2005-5		5.441%	8/25/35	236,250	125,593
Citigroup Mortgage Loan Trust Inc. 2005-HE2		0.871%	7/25/35	8,959,677	6,091,290	A
Countrywide Alternative Loan Trust 2004-J9 3A4		0.861%	10/25/34	118,936	59,161
Countrywide Alternative Loan Trust 2005-38 A3		0.821%	9/25/35	16,763,047	7,559,516
Countrywide Alternative Loan Trust 2005-44 1A1		0.801%	10/25/35	20,496,417	9,466,088
Countrywide Alternative Loan Trust 2005-44 2A1		0.781%	10/25/35	10,358,369	4,694,984
Countrywide Alternative Loan Trust 2005-56 3A1		0.761%	11/25/35	12,972,887	5,880,336
Countrywide Alternative Loan Trust 2005-56 4A1		0.781%	11/25/35	6,543,914	3,021,460
Countrywide Alternative Loan Trust 2005-59 1A1		0.801%	11/20/35	6,337,526	3,168,004
Countrywide Alternative Loan Trust 2005-72 A1		0.741%	1/25/36	4,733,258	2,224,874
Countrywide Alternative Loan Trust 2005-J12		0.741%	8/25/35	865,622	417,468
Countrywide Alternative Loan Trust 2006-0A10 4A1		0.661%	8/25/46	683,270	266,409
Countrywide Alternative Loan Trust 2006-0A11 A4		0.661%	9/25/46	746,604	182,938
Countrywide Alternative Loan Trust 2006-0A2 A5		0.738%	5/20/46	7,527,318	2,734,860
Countrywide Alternative Loan Trust 2006-0A9 2A1B		0.708%	7/20/46	754,699	245,871
Countrywide Alternative Loan Trust 2006-OA1 2A1		0.718%	3/20/46	159,523	65,644
Countrywide Alternative Loan Trust 2006-OA17		0.703%	12/20/46	42,140,768	18,278,111
Countrywide Alternative Loan Trust 2006-OA18 A2		0.711%	12/25/36	318,569	68,344
Countrywide Alternative Loan Trust 2006-OA9 1A1		0.708%	7/20/46	731,132	253,592

64

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Alternative Loan Trust 2006-OC2 2A3		0.761%	2/25/36	$10,000,000	$1,786,036
Countrywide Home Loans 2005-09 1A1		0.771%	5/25/35	7,795,635	3,626,559
Countrywide Home Loans 2005-R3		0.871%	9/25/35	6,042,294	4,635,067	A
Countrywide Home Loans 2006-OA5 1A1		0.671%	4/25/46	4,738,341	1,999,908
DSLA Mortgage Loan Trust 2006-AR1 1A1A		3.176%	3/19/46	1,965,610	589,683
DSLA Mortgage Loan Trust 2006-AR1 1A1B		3.176%	3/19/47	1,519,422	346,618
First Horizon Alternative Mortgage Securities 2006-FA8 1A8		0.841%	2/25/37	725,329	217,081
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1		5.207%	11/19/35	279,057	187,710
Greenpoint Mortgage Funding Trust 2005-AR5 2A2		0.741%	11/25/46	5,464,375	1,676,668
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		0.701%	4/25/36	6,050,261	2,485,238
Greenpoint Mortgage Funding Trust 2007-AR2 1A1		0.601%	4/25/47	70,030,052	42,143,252
GSMPS Mortgage Loan Trust 2005-RP2		0.821%	3/25/35	19,561,506	14,945,636	A
GSMPS Mortgage Loan Trust 2005-RP3		0.821%	9/25/35	30,359,547	23,847,063	A
Harborview Mortgage Loan Trust 2005-3		0.821%	6/19/35	15,706,823	7,224,856
Harborview Mortgage Loan Trust 2005-7		4.619%	6/19/45	6,602,606	2,310,912
Harborview Mortgage Loan Trust 2006-13 A		0.761%	11/19/46	777,925	309,307
Harborview Mortgage Loan Trust 2006-7		0.781%	10/19/37	3,675,799	1,497,272
Harborview Mortgage Loan Trust 2007-4 2A1		0.801%	7/19/47	33,987,842	14,266,733
Impac CMB Trust 2003-4 1A1		1.111%	10/25/33	131,299	76,272
Impac Secured Assets Corp. 2005-2		0.791%	3/25/36	477,878	221,706
Impac Secured Assets Corp. 2006-2 2A1		0.821%	8/25/36	4,394,507	2,325,552
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.176%	11/25/37	14,389,489	8,870,979
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1		1.091%	6/25/34	44,388	26,423
IndyMac Index Mortgage Loan Trust 2006-AR15 A1		0.591%	7/25/36	285,122	106,213
IndyMac Index Mortgage Loan Trust 2006-AR6 2A1A		0.671%	6/25/47	700,418	305,954

65

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
La Hipotecaria SA 2007-1GA A		5.500%	12/23/36	$344,460	$258,347	A
Lehman XS Trust 2006-GP2 1A1A		0.541%	6/25/46	613,509	490,498
Luminent Mortgage Trust 2006-4 A1A		0.661%	5/25/46	589,380	261,169
Luminent Mortgage Trust 2006-7 2A1		0.641%	12/25/36	5,060,795	2,219,569
MASTR Adjustable Rate Mortgages Trust 2004-13		3.788%	11/21/34	1,830,000	1,171,238
MASTR Adjustable Rate Mortgages Trust 2006-0A1 1A1		0.681%	4/25/46	560,379	219,357
MASTR Adjustable Rate Mortgages Trust 2007-3 12A1		0.671%	5/25/47	999,721	385,451
MASTR Reperforming Loan Trust 2005-2 1A1F		0.821%	5/25/35	5,707,029	3,799,199	A
MLCC Mortgage Investors Inc. 2003-B		0.811%	4/25/28	2,501,732	1,683,613
MLCC Mortgage Investors Inc. 2006-1 1A		5.382%	2/25/36	916,933	594,010
Novastar Mortgage-Backed Notes 2006-MTA1 2A1A		0.661%	9/25/46	566,976	235,216
RBSGC Mortgage Pass Through Certificates 2007-B 1A4		0.921%	1/25/37	42,230,230	21,374,476
Residential Accredit Loans Inc. 2005-QO3 A1		0.871%	10/24/45	2,484,282	1,142,004
Residential Accredit Loans Inc. 2006-QO10 A1		0.631%	1/25/37	329,567	122,208
Residential Accredit Loans Inc. 2006-QO8 1A1A		0.561%	10/25/46	2,235,878	1,580,654
Residential Accredit Loans Inc. 2007-QO4 A1A		0.661%	5/25/47	14,063,269	5,097,964
Sequoia Mortgage Trust A4		0.868%	11/25/24	10,532	7,883
Structured Adjustable Rate Mortgage Loan Trust 2004-20 2A1		5.193%	1/25/35	363,309	212,109
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		0.771%	10/25/35	444,861	202,024
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1		0.681%	4/25/36	5,625,449	2,287,801
Structured Asset Mortgage Investments Inc. 2006-AR6 1A1		0.651%	7/25/46	658,739	263,239
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		0.681%	8/25/36	40,868,231	16,236,327
Structured Asset Mortgage Investments Inc. 2007-AR4 GA4B		0.651%	9/25/47	1,084,328	334,287

66

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securitie—Continued

Indexed Securities—Continued
Terwin Mortgage Trust 2006-9HGA A1		0.551%	10/25/37	$482,256	$439,358	A
Thornburg Mortgage Securities Trust 2006-1		1.565%	1/25/36	752,273	749,404
Thornburg Mortgage Securities Trust 2006-1 A2		0.621%	1/25/36	6,493,443	6,475,193
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A1		0.741%	12/25/45	424,497	199,389
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A		0.701%	4/25/45	10,861,865	5,127,723
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A		0.741%	7/25/45	10,657,659	4,260,562
WaMu Mortgage Pass-Through Certificates, 2005-AR1 A1A		0.791%	1/25/45	2,508,615	1,262,377
WaMu Mortgage Pass-Through Certificates, 2005-AR11		0.791%	8/25/45	33,935,193	18,350,015
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1		0.761%	10/25/45	19,584,368	10,696,516
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10		1.671%	10/25/45	5,849,380	350,963	A
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A1		0.731%	11/25/45	17,850,900	8,757,559
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2		0.751%	11/25/45	28,075,759	13,789,606
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2		0.761%	12/25/45	17,601,933	8,154,180
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1		0.741%	12/25/45	25,711,162	11,740,596
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2		0.761%	12/25/45	28,050,940	12,941,318
Wells Fargo Alternative Loan Trust 2007-PA2 2A1		0.901%	6/25/37	50,364,897	19,041,960
Zuni Mortgage Loan Trust 2006-OA1		0.601%	8/25/36	24,530,883	23,253,837

					428,652,197

Stripped Securities	N.M.
Diversified REIT Trust 2001-1A		1.197%	3/8/10	5,797,667	88,646	A,I1,P
FFCA Secured Lending Corp. 1999-1A		1.343%	9/18/25	206,982	6,002	A,I1,P
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.171%	12/15/16	118,434	25	A,I1,P

67

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Stripped Securities—Continued
LB-UBS Commercial Mortgage Trust 2001-C3 X		0.926%	6/15/36	$8,179,382	$137,288	A,I1,P

					231,961

Variable Rate SecuritiesJ	3.0%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	8,600,000	7,009,075
Banc of America Commercial Mortgage Inc. 2006-2 A4		5.739%	5/10/45	28,805,000	23,526,069
Banc of America Funding Corp. 2005-F 2A1		4.958%	9/20/35	19,105,652	9,519,047
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 11A1		5.268%	2/25/36	596,359	301,206
Bear Stearns Commercial Mortgage Securities 2005-PW10 A4		5.405%	12/11/40	400,000	340,164
Citigroup Mortgage Loan Trust Inc. 2005-10 1A1A		5.528%	12/25/35	372,389	181,725
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	232,589	232,572
Countrywide Alternative Loan Trust 2004-33 2A1		5.395%	12/25/34	42,234	19,753
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1		5.327%	3/20/36	225,305	118,741
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB3 2A1A		5.702%	5/20/36	5,207	2,756
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.552%	2/15/39	2,130,000	1,729,435
Credit Suisse Mortgage Capital Certificates 2007-C4 A3		5.811%	9/15/39	7,700,000	4,596,940
Credit Suisse Mortgage Capital Certificates 2007-C4 A4		5.811%	9/15/39	2,040,000	1,261,378
Credit Suisse Mortgage Capital Certificates 2007-C5 A3		5.694%	9/15/40	2,740,000	1,627,721
Credit Suisse Mortgage Capital Certificates A3-C2		5.658%	3/15/39	8,200,000	6,675,661
Deutsche Mortgage Securities Inc. 2005-WF1 1A3		5.098%	6/26/35	28,770,000	20,793,952	A
GE Capital Commercial Mortgage Corp. 2005-C4		5.334%	11/10/45	15,020,000	12,442,975

68

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Greenwich Capital Commercial Funding Corp. 2008-GG5 A5		5.224%	4/10/37	$3,660,000	$3,007,799
GS Mortgage Securities Corp. II 2007-GG10 A4		5.799%	8/10/45	2,510,000	1,821,398
GSR Mortgage Loan Trust 2005-AR7 1A1		5.423%	11/25/35	2,740,917	1,778,694
Harborview Mortgage Loan Trust 2006-2		5.571%	2/25/36	5,773,391	2,193,889
IndyMac INDX Mortgage Loan Trust 2004-AR15		6.095%	2/25/35	430,104	182,131
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1		5.707%	3/25/35	341,356	153,610
IndyMac INDX Mortgage Loan Trust 2005-AR13		4.666%	8/25/35	693,644	364,539
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	9,713,432	4,663,733
IndyMac INDX Mortgage Loan Trust 2005-AR9 1A1		4.939%	7/25/35	146,165	75,611
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.280%	1/12/43	11,800,000	9,478,225
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS		5.748%	5/15/47	5,000,000	374,592	A
JP Morgan Mortgage Trust 2004-A3 SF3		4.588%	6/25/34	337,908	260,510
MASTR Adjustable Rate Mortgages Trust 2004-15		5.737%	12/25/34	34,504	18,296
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1		4.175%	5/25/34	2,401,911	2,345,159
MASTR Adjustable Rate Mortgages Trust 2005-1 7A1		4.819%	2/25/35	675,627	350,288
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1		4.845%	1/25/36	3,256,412	2,597,434
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1		5.652%	11/25/35	7,812,586	4,194,930	A
Merrill Lynch Mortgage Investors Trust 2005-A2 A4		4.487%	2/25/35	249,890	185,758
Merrill Lynch Mortgage Investors Trust 2006-A1 1A1		5.838%	3/25/36	34,717,946	16,283,418
Merrill Lynch Mortgage Trust 2005-CKI1		5.242%	11/12/37	18,940,000	15,632,712
Merrill Lynch Mortgage Trust 2005-MCP1		4.747%	6/12/43	15,240,000	12,313,041
Merrill Lynch Mortgage Trust 2006-C1 A4		5.657%	5/12/39	510,000	415,343

69

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4		5.749%	6/12/50	$5,150,000	$3,656,149
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-8 A3		5.957%	8/12/49	2,800,000	2,141,679
Morgan Stanley Capital I 2007-HQ11 A4		5.447%	2/12/44	1,670,000	1,238,649
Morgan Stanley Mortgage Loan Trust 2004-10AR 4A		5.467%	11/25/34	4,940,097	2,986,485
Morgan Stanley Mortgage Loan Trust 2004-8AR 4A1		5.365%	10/25/34	10,639	5,411
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.150%	7/25/35	7,071,805	3,835,620
Prime Mortgage Trust 2005-2		7.404%	10/25/32	1,106,513	769,373
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2		5.070%	11/25/34	38,150,401	20,995,424
Thornburg Mortgage Securities Trust 2004-1		5.204%	3/25/44	86,826	60,465
Thornburg Mortgage Securities Trust 2007-4 2A1		6.208%	9/25/37	44,328,060	31,393,903
Thornburg Mortgage Securities Trust 2007-4 3A1		6.201%	9/25/37	42,208,970	32,383,376
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1		5.048%	12/25/35	648,857	522,476
WaMu Mortgage Pass-Through Certificates 2006-AR10 1A1		5.929%	9/25/36	454,817	262,981
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1		5.506%	9/25/36	132,965	93,051
Wells Fargo Mortgage Backed Securities Trust 2006-AR8 2A3		5.240%	4/25/36	286,135	207,233

					269,622,555

Total Mortgage-Backed Securities (Cost—$1,557,900,612)					976,652,053

70

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and AssignmentsB	0.5%

Auto Components	N.M.
Allison Transmission Inc., Term Loan, Tranche B		4.190% to 5.000%	3/31/09	$973,871	$538,411

Communications Equipment	N.M.
Panamsat Corp., Term Loan, Tranche A		6.650%	1/5/09	1,550,000	1,333,000

Computers and Peripherals	N.M.
SunGard Data Systems Inc., Term Loan, Tranche B		3.575% to 4.138%	2/9/09	1,955,076	1,331,407

Containers and Packaging	N.M.
Amscan Holdings Inc., Term Loan, Tranche B		3.716% to 4.423%	3/26/09	985,000	615,625

Diversified Consumer Services	N.M.
Thomson Medical Education, First Lien Term Loan		2.960%	1/30/09	990,000	639,650

Diversified Financial Services	N.M.
CCM Merger Inc., Term Loan, Tranche B		3.459% to 4.193%	3/31/09	941,323	423,595

Electric Utilities	N.M.
TXU, Term Loan, Tranche B2		3.949% to 5.888%	2/9/09	1,237,500	855,422

Health Care Providers and Services	0.1%
Davita Inc., Term Loan, Tranche B1		1.970% to 6.320%	3/31/09	2,000,000	1,738,572
Sheridan Healthcare Inc., Term Loan, Tranche B		3.959% to 7.135%	3/31/09	982,468	550,182
Vanguard Health Holding Co. II, Replacement Term Loan		2.721% to 3.709%	3/30/09	1,950,559	1,584,829

					3,873,583

71

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Hotels, Restaurants and Leisure	N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B		3.711% to 4.709%	3/31/09	$1,466,165	$601,128

IT Services	0.3%
First Data Corp., Term Loan, Tranche B1		3.211%	1/30/09	39,411,900	25,237,686

Media	0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan		5.330%	1/12/09	662,794	465,613
Cedar Fair LP, Term Loan, Tranche B		2.461%	1/30/09	975,000	609,375
Charter Communications Operating LLC, Term Loan		4.160% to 5.470%	2/12/09	1,980,000	1,445,400
Citadel Communication Group, Term Loan, Tranche B		2.220% to 3.650%	1/30/09	1,000,000	400,000
CSC Holdings Inc., Incremental Term Loan		2.945%	1/15/09	977,444	830,419
Idearc Inc., Term Loan, Tranche B		2.470% to 3.460%	3/31/09	982,500	299,662
Nielsen Finance LLC, Term Loan, Tranche B		3.825% to 4.388%	2/9/09	1,960,015	1,319,335
Tribune Co., Tranche B		5.250%	3/31/09	987,500	272,974
Univision Communications, Term Loan, Tranche B		2.711%	1/30/09	1,000,000	398,333
UPC Broadband Holding, Term Loan, Tranche N1		3.181%	1/2/09	1,000,000	664,000

					6,705,111

Multiline Retail	N.M.
Dollar General Corp., Term Loan, Tranche B		3.211% to 6.170%	3/31/09	1,000,000	768,750

Paper and Forest Products	N.M.
Georgia-Pacific Corp., First Lien Term Loan		2.581% to 4.189%	3/31/09	872,257	708,345

72

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Road and Rail	N.M.
Swift Transportation, Term Loan		4.688% to 6.500%	2/2/09	$883,721	$313,721

Semiconductors and Semiconductor Equipment	N.M.
Sensata Technologies, Term Loan, Tranche B		5.258%	1/29/09	1,466,250	733,125

Total Loan Participations and Assignments (Cost—$68,803,069)					44,678,559
U.S. Government and Agency Obligations	9.0%

Fixed Rate Securities	2.8%
Fannie Mae		6.250%	2/1/11	6,960,000	7,375,115	K
Fannie Mae		5.250%	8/1/12	6,050,000	6,376,821	K
Farmer Mac		5.125%	8/25/16	410,000	469,160
Federal Home Loan Bank		5.500%	7/15/36	3,040,000	3,895,854
Freddie Mac		4.750%	3/5/12	200,000	217,021	K
Freddie Mac		4.750%	1/19/16	1,610,000	1,805,129	K
Tennessee Valley Authority		7.125%	5/1/30	840,000	1,190,650
Tennessee Valley Authority		5.980%	4/1/36	120,000	155,760
United States Treasury Bonds		8.750%	5/15/17	10,000	14,716
United States Treasury Bonds		8.875%	8/15/17	10,000	14,887
United States Treasury Bonds		5.375%	2/15/31	1,050,000	1,442,765
United States Treasury Bonds		4.375%	2/15/38	60,000	80,362
United States Treasury Notes		3.750%	11/15/18	200,000,000	226,406,000

					249,444,240

Stripped Securities	N.M.
United States Treasury Bonds		0.000%	11/15/24	510,000	332,153	I2

Treasury Inflation-Protected SecuritiesL	6.2%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	1,543,820	1,450,949
United States Treasury Inflation-Protected Security		2.000%	1/15/16	40,299,288	38,592,855

73

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.500%	7/15/16	$8,528,363	$8,461,065
United States Treasury Inflation-Protected Security		2.375%	1/15/17	13,192,158	13,088,059
United States Treasury Inflation-Protected Security		2.625%	7/15/17	5,005,311	5,129,272
United States Treasury Inflation-Protected Security		1.625%	1/15/18	134,391	127,556
United States Treasury Inflation-Protected Security		1.375%	7/15/18	723,118	676,284
United States Treasury Inflation-Protected Security		2.375%	1/15/25	74,430,611	73,151,297
United States Treasury Inflation-Protected Security		2.000%	1/15/26	147,673,094	139,101,114	M
United States Treasury Inflation-Protected Security		2.375%	1/15/27	165,632,490	166,395,891	M
United States Treasury Inflation-Protected Security		1.750%	1/15/28	14,984,399	13,844,176	M
United States Treasury Inflation-Protected Security		3.625%	4/15/28	25,141,664	29,951,969	M
United States Treasury Inflation-Protected Security		3.875%	4/15/29	41,498,782	51,254,232	M
United States Treasury Inflation-Protected Security		3.375%	4/15/32	16,208,638	19,986,013	M

					561,210,732

Total U.S. Government and Agency Obligations (Cost—$792,194,775)					810,987,125
U.S. Government Agency Mortgage-Backed Securities	59.9%

Fixed Rate Securities	56.4%
Fannie Mae		6.500%	5/1/14 to 12/1/37	118,113,008	122,830,197	K
Fannie Mae		5.500%	1/1/17 to 7/1/38	447,830,972	459,704,232	K
Fannie Mae		9.500%	11/1/21	1,152	1,263	K
Fannie Mae		5.000%	12/1/23 to 12/1/38	332,200,000	339,819,604	K,N
Fannie Mae		6.000%	12/1/23 to 12/1/38	74,430,000	76,680,356	K,N

74

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Fannie Mae		6.000%	4/1/24 to 8/1/37	$94,219,715	$97,113,167	K
Fannie Mae		7.000%	8/1/29 to 6/1/32	3,533,557	3,738,468	K
Fannie Mae		7.500%	11/1/29	17,791	18,844	K
Fannie Mae		5.000%	7/1/33 to 11/1/36	2,176,492,113	2,229,236,030	K
Fannie Mae		4.500%	12/1/34 to 6/1/38	66,319,913	67,320,021	K
Fannie Mae		4.000%	12/1/38	85,000,000	84,853,800	K,N
Fannie Mae		5.500%	12/1/38	78,500,000	80,462,500	K,N
Fannie Mae		6.500%	12/1/38	315,000,000	327,107,970	K,N
Freddie Mac		6.000%	10/1/09 to 7/1/37	8,351,231	8,638,333	K
Freddie Mac		5.500%	12/1/13 to 4/1/38	32,925,862	33,746,858	K
Freddie Mac		7.000%	10/1/16 to 4/1/32	1,165,622	1,224,973	K
Freddie Mac		6.500%	7/1/29	289,064	302,524	K
Freddie Mac		5.000%	12/1/34 to 4/1/38	392,019,200	401,163,700	K
Freddie Mac		5.000%	12/1/38	224,900,000	229,819,687	K,N
Freddie Mac		5.500%	12/1/38	161,800,000	165,592,268	K,N
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	209,247	221,844
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	616,095	652,607
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	13,366,795	14,046,713
Government National Mortgage Association		6.000%	1/15/29 to 11/15/35	65,850,102	68,116,055
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	23,837	25,476
Government National Mortgage Association		5.000%	7/15/33 to 11/15/35	65,315,925	67,162,355
Government National Mortgage Association		5.500%	7/15/33 to 6/15/35	18,458,274	19,073,624
Government National Mortgage Association		5.000%	12/1/38	175,900,000	180,058,412	N

					5,078,731,881

Indexed SecuritiesB	3.5%
Fannie Mae		4.598%	5/1/35	4,441,933	4,462,709	K
Fannie Mae		4.877%	6/1/35	11,258,783	11,313,423	K
Fannie Mae		5.343%	6/1/35	2,746,956	2,785,172	K
Fannie Mae		5.131%	8/1/35 to 9/1/35	8,694,156	8,740,655	K

75

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Fannie Mae		5.014%	9/1/35	$2,992,277	$3,006,143	K
Fannie Mae		4.902%	10/1/35	2,590,532	2,599,206	K
Fannie Mae		4.915%	10/1/35	2,761,455	2,770,053	K
Fannie Mae		5.015%	10/1/35	3,219,700	3,233,362	K
Fannie Mae		5.673%	10/1/35	2,325,023	2,338,154	K
Fannie Mae		4.415%	11/1/35	343,217	346,284	K
Fannie Mae		4.421%	11/1/35	290,061	292,659	K
Fannie Mae		4.427%	11/1/35	292,773	295,395	K
Fannie Mae		4.429%	11/1/35	293,014	295,639	K
Fannie Mae		4.441%	11/1/35	285,705	288,278	K
Fannie Mae		5.289%	12/1/35	4,598,299	4,678,046	K
Fannie Mae		5.500%	2/1/36	725,423	739,412	K
Fannie Mae		6.415%	1/1/37	19,380,191	19,820,566	K
Fannie Mae		5.505%	2/1/37	33,259,874	34,941,559	K
Fannie Mae		5.690%	4/1/37	24,614,396	25,419,196	K
Fannie Mae		5.844%	4/1/37	14,577,251	15,105,272	K
Fannie Mae		6.328%	7/1/37	704,593	731,216	K
Fannie Mae		5.745%	8/1/37	1,130,438	1,172,959	K
Fannie Mae		6.118%	8/1/37	25,764,544	26,559,342	K
Fannie Mae		5.539%	11/1/37	408,753	417,462	K
Freddie Mac		4.683%	8/1/35	14,134,782	14,191,184	K
Freddie Mac		4.769%	9/1/35	5,544,542	5,547,955	K
Freddie Mac		5.138%	9/1/35	1,966,188	1,986,499	K
Freddie Mac		4.999%	10/1/35	3,301,347	3,312,972	K
Freddie Mac		5.110%	12/1/35	6,253,823	6,306,801	K
Freddie Mac		5.170%	12/1/35	428,012	434,667	K
Freddie Mac		5.776%	2/1/37	59,571	60,925	K
Freddie Mac		6.056%	3/1/37	31,992,149	32,852,460	K
Freddie Mac		5.794%	5/1/37	5,233,806	5,348,368	K
Freddie Mac		5.853%	5/1/37	14,046,609	14,380,900	K
Freddie Mac		5.887%	5/1/37	110,132	112,787	K
Freddie Mac		5.932%	5/1/37	611,217	626,092	K
Freddie Mac		5.387%	6/1/37	1,046,873	1,063,430	K
Freddie Mac		5.800%	6/1/37	2,794,010	2,857,773	K
Freddie Mac		5.890%	7/1/37	38,051,296	38,928,056	K
Freddie Mac		5.891%	8/1/37	12,922,501	13,292,130	K
Freddie Mac		6.091%	9/1/37	253,007	258,958	K

76

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Government National Mortgage Association		0.908%	8/20/31	$2,299	$2,236

					313,916,355

Stripped Securities	N.M.
Financing Corp.		0.000%	11/30/17 to 4/5/19	1,570,000	1,167,876	I2,P

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$5,244,120,843)					5,393,816,112
Yankee BondsO	6.6%

Aerospace and Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	6,154,883	5,912,996	A

Commercial Banks	0.9%
Eksportfinans ASA		5.500%	5/25/16	260,000	283,328
Glitnir Banki Hf		6.330%	7/28/11	10,670,000	506,825	A,F,S
Glitnir Banki Hf		6.375%	9/25/12	18,040,000	856,900	A,F,S
HBOS Capital Funding LP		6.071%	6/30/49	60,000	22,191	A,E
HSBC Capital Funding LP		4.610%	6/27/49	2,090,000	1,132,548	A,E
Hypothekenbank in Essen AG		5.000%	1/20/12	1,380,000	1,491,828	A
ICICI Bank Ltd.		6.375%	4/30/22	14,709,000	7,723,873	A,E
ICICI Bank Ltd.		6.375%	4/30/22	15,561,000	8,202,514	A,E
Kaupthing Bank Hf		5.750%	10/4/11	5,550,000	333,000	A,F,S
Kaupthing Bank Hf		7.625%	2/28/15	80,340,000	4,820,400	A,F,P,S
Korea Development Bank		5.500%	11/13/12	60,000	55,276
Landsbanki Islands Hf		6.100%	8/25/11	28,520,000	499,100	A,F,S
Resona Preferred Global Securities		7.191%	12/29/49	11,950,000	5,689,252	A,E
Royal Bank of Scotland Group PLC		7.640%	3/31/49	7,500,000	2,987,130	E
Royal Bank of Scotland Group PLC		6.990%	10/29/49	12,030,000	5,624,458	A,E
RSHB Capital SA		6.299%	5/15/17	30,690,000	17,493,300	A
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	26,025,000	5,443,181	A,E
TuranAlem Finance BV		8.250%	1/22/37	29,590,000	12,723,700	A
TuranAlem Finance BV		8.250%	1/22/37	30,793,000	13,240,990	A

					89,129,794

77

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Diversified Financial Services	0.3%
Aiful Corp.		5.000%	8/10/10	$12,610,000	$6,932,965	A
Credit Suisse Guernsey Ltd.		5.860%	5/29/49	150,000	70,010	E
European Investment Bank		4.000%	3/3/10	100,000	102,784
European Investment Bank		4.625%	3/21/12	50,000	53,435
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	7,400,000	5,155,750	E
Pemex Finance Ltd.		9.030%	2/15/11	4,500	4,590
SMFG Preferred Capital		6.078%	1/29/49	350,000	236,121	A,E
TNK-BP Finance SA		7.500%	7/18/16	17,520,000	9,110,400	A
TNK-BP Finance SA		7.500%	7/18/16	1,650,000	858,000	A
TNK-BP Finance SA		6.625%	3/20/17	11,350,000	5,448,000	A
TNK-BP Finance SA		6.625%	3/20/17	724,000	347,520	A

					28,319,575

Diversified Telecommunication Services	0.7%
British Telecommunications PLC		8.625%	12/15/10	2,315,000	2,381,438	D
British Telecommunications PLC		9.125%	12/15/30	11,160,000	11,862,433	D
Deutsche Telekom International Finance BV		5.750%	3/23/16	20,180,000	19,317,063
Koninklijke (Royal) KPN NV		8.000%	10/1/10	14,800,000	14,936,204
Telecom Italia Capital SpA		5.250%	11/15/13	1,260,000	960,750
Telecom Italia Capital SpA		4.950%	9/30/14	3,730,000	2,839,463
Telecom Italia Capital SpA		5.250%	10/1/15	6,280,000	4,780,650
Wind Acquisition Finance SA		10.750%	12/1/15	4,800,000	4,128,000	A

					61,206,001

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	1,720,000	1,826,444

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,970,000	1,221,400
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	8,594,000	4,984,520
Transocean Inc.		5.250%	3/15/13	290,000	269,351
Transocean Ltd.		6.000%	3/15/18	6,000,000	5,464,806

					11,940,077

Food and Staples Retailing	N.M.
Delhaize Group		6.500%	6/15/17	120,000	108,959

78

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Foreign Governments	1.3%
Province of British Columbia		4.300%	5/30/13	$180,000	$191,507
Russian Federation		7.500%	3/31/30	65,034,760	56,720,716	A
United Mexican States		5.625%	1/15/17	374,000	374,000
United Mexican States		6.750%	9/27/34	54,000,000	56,970,000

					114,256,223

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	27,909,000	16,187,220	A
Intergas Finance BV		6.375%	5/14/17	2,220,000	1,276,500	A

					17,463,720

Industrial Conglomerates	0.6%
Tyco International Group SA		6.125%	1/15/09	644,000	643,153
Tyco International Group SA		6.750%	2/15/11	35,798,000	35,582,603
Tyco International Group SA		6.375%	10/15/11	15,948,000	15,675,991
Tyco International Group SA		6.000%	11/15/13	5,398,000	5,065,024

					56,966,771

Insurance	0.3%
Merna Reinsurance Ltd.		3.209%	6/30/12	26,450,000	23,881,705	A,B

Media	N.M.
Rogers Cable Inc.		7.875%	5/1/12	687,000	685,657
Rogers Cable Inc.		6.750%	3/15/15	130,000	126,596
Shaw Communications Inc.		7.250%	4/6/11	630,000	595,350
Sun Media Corp.		7.625%	2/15/13	1,125,000	905,625

					2,313,228

Metals and Mining	0.6%
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	2,590,000	2,432,510	A
Evraz Group SA		8.875%	4/24/13	27,310,000	13,928,100	A
Evraz Group SA Series 2008		8.875%	4/24/13	2,150,000	1,118,000	A
Vale Overseas Ltd.		8.250%	1/17/34	770,000	818,279
Vale Overseas Ltd.		6.875%	11/21/36	40,970,000	37,188,469

					55,485,358

Oil, Gas and Consumable Fuels	1.3%
Anadarko Finance Co.		7.500%	5/1/31	16,297,000	14,411,062
BP Capital Markets PLC		5.250%	11/7/13	25,550,000	26,672,565
Conoco Funding Co.		6.350%	10/15/11	590,000	620,700
Conoco Funding Co.		7.250%	10/15/31	810,000	871,475
Gazprom		6.212%	11/22/16	29,470,000	19,450,200	A

79

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Yankee Bonds—Continued
Oil, Gas and Consumable Fuels—Continued
Gazprom		6.510%	3/7/22	$23,180,000		$13,792,100	A
OPTI Canada Inc.		8.250%	12/15/14	2,405,000		1,298,700
Petrobras International Finance Co.		6.125%	10/6/16	19,100,000		18,622,500
Shell International Finance BV		6.375%	12/15/38	18,125,000		20,390,426
Teekay Shipping Corp.		8.875%	7/15/11	1,729,000		1,461,005

						117,590,733

Paper and Forest Products	N.M.
Abitibi-Consolidated Co. of Canada		15.500%	7/15/10	1,375,000		398,750	A

Semiconductors and Semiconductor Equipment	N.M.
NXP BV/NXP Funding LLC		7.875%	10/15/14	3,935,000		1,534,650
NXP BV/NXP Funding LLC		9.500%	10/15/15	1,510,000		286,900

						1,821,550

Thrifts and Mortgage Finance	N.M.
Willow Re Ltd.		8.545%	6/16/10	250,000		156,180	A,B,Q

Wireless Telecommunication Services	0.2%
America Movil SA de CV		5.625%	11/15/17	14,040,000		12,481,967
Rogers Wireless Inc.		6.375%	3/1/14	1,850,000		1,758,604

						14,240,571

Total Yankee Bonds (Cost—$937,176,459)						603,018,635
Foreign Government Obligations	1.1%
Brazil Notas do Tesouro Nacional Series F		10.000%	1/1/12	181,800,000	BRL	76,860,627
Canadian Real Return Bond		4.000%	12/1/31	7,131,846	CAD	7,657,968	R
Federative Republic of Brazil		10.000%	1/1/10	1	BRL	422
Federative Republic of Brazil		6.000%	5/15/15	18,938	BRL	12,879,962

Total Foreign Government Obligations (Cost—$91,014,192)						97,398,979

80

Annual Report to Shareholders

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Preferred Stocks	0.3%
AES Trust III		6.750%		71,200	shs	$2,694,208	C
Fannie Mae		5.375%		29		36,250	C,K
Fannie Mae		7.000%		53,100		39,825	B,K
Fannie Mae		8.250%		1,193,775		990,833	E,K
Ford Motor Co.		7.500%		16,300		107,254
Freddie Mac		8.375%		1,737,615		677,670	E,K
General Motors Corp.		1.500%		399,400		3,295,050	C
General Motors Corp.		5.250%		207,050		712,252	C
General Motors Corp.		6.250%		2,749,475		8,798,320
General Motors Corp.		7.250%		127,900		429,744
General Motors Corp.		7.250%		56,300		179,034
General Motors Corp.		7.250%		45,400		148,458
General Motors Corp.		7.375%		327,800		1,016,180
General Motors Corp.		7.500%		259,700		818,055
Home Ownership Funding Corp.		1.000%		1,500		147,825	A,P
Home Ownership Funding Corp. II		1.000%		1,300		128,115	A,P
Preferred Blocker Inc.		9.000%		25,421		6,355,250	A
Total Preferred Stocks (Cost—$183,550,615)						26,574,323
Warrants	N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72				10,000	wts	134,631	S

Total Warrants (Cost—$55,800)						134,631

Total Long-Term Securities (Cost—$11,766,916,941)						10,090,034,048
Short-Term Securities	2.0%

U.S. Government and Agency Obligations	1.9%
United States Treasury Bill		0.000%	7/2/09	$169,000,000		168,774,892	H

Foreign Government Obligations	N.M.
Bank Negara Malaysia Monetary Notes		0.000%	2/17/09	12,800,000	MYR	3,683,035	H

Options PurchasedT	0.1%
Barclays Swaption Put, January 2009, Strike Price $4.93				101,400,000	U	497
Greenwich Swaption Put, January 2009, Strike Price $4.93				104,775,000	U	513
U.S. Treasury Note Futures Put, February 2009, Strike Price $112.00				600	U	70,313
U.S. Treasury Note Futures Put, January 2009, Strike Price $117.00				3,900	U	1,096,875

81

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSET	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
UBS Warburg LLC Swaption Call, March 2009, Strike Price $3.62				93,650,000	U	$8,916,145

						10,084,343

Total Short-Term Securities (Cost—$179,070,282)						182,542,270
Total Investments (Cost—$11,945,987,223)V	114.0%					10,272,576,318
Other Assets Less Liabilities	(14.0)%					(1,265,101,432)

Net Assets	100.0%					$9,007,474,886

	EXPIRATION	ACTUAL CONTRACTS/ NOTIONAL PAR	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedT
Canada Government Bond Futures	March 2009	461	$2,867,270
Eurodollar Futures	March 2009	6,522	35,453,490
Eurodollar Futures	June 2009	3,836	14,530,708
Eurodollar Futures	September 2009	2,273	5,897,272
German Euro Bund Futures	March 2009	2,860	1,513,555
LIBOR Futures	March 2009	3,515	25,720,358
LIBOR Futures	June 2009	2,497	15,415,041
U.S. Treasury Bond Futures	March 2009	5,096	85,138,651
U.S. Treasury Note Futures	March 2009	9,686	32,792,331

			$219,328,676

Futures Contracts WrittenT
U.S. Treasury Note Futures	March 2009	5,572	$(47,220,491)
U.S. Treasury Note Futures	March 2009	26	(66,505)

			$(47,286,996)

Options WrittenT
Barclays Swaption Call, Strike Price $4.95	October 2013	124,690,000	$(12,191,951)
Barclays Swaption Put, Strike Price $4.00	January 2009	405,600,000	2,960,839
Barclays Swaption Put, Strike Price $4.95	October 2013	124,690,000	4,338,202
Eurodollar Futures Call, Strike Price $97.50	March 2009	1,061	(3,501,105)
Eurodollar Futures Call, Strike Price $97.75	March 2009	690	(1,288,575)
Eurodollar Futures Call, Strike Price $98.00	March 2009	801	(1,255,530)
Eurodollar Futures Put, Strike Price $96.75	June 2009	1,657	1,340,415
Eurodollar Futures Put, Strike Price $97.25	June 2009	874	607,405

82

Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS/ NOTIONAL PAR	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
Eurodollar Futures Put, Strike Price $98.00	March 2009	436	$185,845
German Federal Republic Bond Futures Put, Strike Price $122.00	February 2009	500	282,680
Greenwich Swaption Call, Strike Price $4.35	January 2009	40,750,000	(5,378,466)
Greenwich Swaption Put, Strike Price $4.00	January 2009	419,100,000	3,017,478
Greenwich Swaption Put, Strike Price $4.35	January 2009	40,750,000	1,055,417
JP Morgan Swaption Call, Strike Price $4.86	October 2013	124,700,000	(11,378,177)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	124,700,000	4,366,470
U.S. Treasury Bond Futures Put, Strike Price $122.00	February 2009	500	1,208,438
U.S. Treasury Bond Futures Put, Strike Price $126.00	February 2009	1,773	2,720,385
U.S. Treasury Bond Futures Put, Strike Price $134.00	February 2009	1,000	(503,203)
U.S. Treasury Note Futures Call, Strike Price $116.00	February 2009	261	(2,304,149)
U.S. Treasury Note Futures Call, Strike Price $118.00	February 2009	668	(4,877,653)
U.S. Treasury Note Futures Call, Strike Price $120.00	February 2009	876	(4,904,208)
U.S. Treasury Note Futures Put, Strike Price $114.00	February 2009	302	450,615
U.S. Treasury Note Futures Put, Strike Price $115.00	February 2009	1,096	1,327,551
U.S. Treasury Note Futures Put, Strike Price $115.00	February 2009	1,500	1,305,000
U.S. Treasury Note Futures Put, Strike Price $116.00	February 2009	500	856,875
U.S. Treasury Note Futures Put, Strike Price $118.00	February 2009	1,500	1,844,031
U.S. Treasury Note Futures Put, Strike Price $119.00	February 2009	2,000	3,021,219
U.S. Treasury Note Futures Put, Strike Price $126.00	February 2009	264	(112,695)
U.S. Treasury Note Futures Put, Strike Price $126.50	February 2009	1,000	(1,153,484)

			$(17,960,331)

N.M. Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.72% of net assets.

B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2008.

C	Convertible Security – Security may be converted into the issuer’s common stock.
D	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

F	Bond is currently in default.
G	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

J	The coupon rates shown on variable rate securities are the rates at December 31, 2008. These rates vary with the weighted average coupon of the underlying loans.
K	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

83

Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

L

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

M	All or a portion of this security is collateral to cover futures and options contracts written.
N	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
P	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
Q	Bond is in default subsequent to December 31, 2008.
R

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

S	Non-income producing.
T	Options and futures are described in more detail in the notes to financial statements.
U	Par represents actual number of contracts.
V	At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$213,064,419
Gross unrealized depreciation	(1,941,329,505)

Net unrealized depreciation	$(1,728,265,086)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

MYR—Malaysian Ringgit

See notes to financial statements.

84

Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Plus Bond Portfolio

December 31, 2008

Assets:
Investment securities at market value (Cost—$11,766,916,941)		$10,090,034,048
Short-term securities at value (Cost—$179,070,282)		182,542,270
Foreign currency at value (Cost—$60,247,476)		59,977,176
Restricted cash pledged as collateral for swaps		1,149,570,000
Receivable for securities sold		757,345,396
Unrealized appreciation on swaps		213,865,314
Interest and dividends receivable		88,243,625
Deposits with brokers for open futures contracts		37,312,797
Futures variation margin receivable		30,902,486
Amount receivable for open swaps		24,191,572
Unrealized appreciation of forward foreign currency contracts		18,507,710
Premiums paid on open swaps		16,133,768
Receivable for fund shares sold		9,182,916
Other assets		5,176,727

Total assets		12,682,985,805

Liabilities:
Payable for securities purchased	$2,194,239,936
Unrealized depreciation on swaps	1,121,868,111
Premiums received on open swaps	159,542,410
Options written (Proceeds—$65,919,361)	83,879,692
Payable for fund shares repurchased	34,613,790
Payable for Lehman settlement	26,708,623
Amount payable for open swaps	15,552,501
Unrealized depreciation of forward foreign currency contracts	14,320,403
Cash overdraft	13,073,973
Income distribution payable	6,583,805
Accrued management fee	3,064,278
Accrued distribution fees	95,126
Accrued expenses and other liabilities	1,968,271

Total liabilities		3,675,510,919

Net Assets		$9,007,474,886

Net assets consist of:
Accumulated paid-in-capital		$11,459,665,795
Undistributed net investment income		43,770,526
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(74,973,617)
Net unrealized depreciation of investments, options, futures, swaps and foreign currency translations		(2,420,987,818)

Net Assets		$9,007,474,886

Net Asset Value Per Share:
Institutional Class (763,242,034 shares outstanding)		$8.66
Institutional Select Class (180,197,247 shares outstanding)		$8.66
Financial Intermediary Class (97,070,642 shares outstanding)		$8.66

See notes to financial statements.

85

Annual Report to Shareholders

Statement of Operations

Western Asset Core Plus Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A		FOR THE YEAR ENDED MARCH 31, 2008
Investment Income:
Interest	$541,517,843		$786,416,068
Dividends	8,165,221		8,749,412
Income from securities loaned	4,681,641		6,336,863
Less: Foreign taxes withheld	(8)		—

Total income		$554,364,697		$801,502,343
Expenses:
Management fees	37,570,426		55,764,726
Distribution and service fees:
Financial Intermediary Class	2,052,242		2,612,165
Audit and legal fees	330,701		268,024
Custodian fees	1,213,485		1,734,768
Directors’ fees and expenses	305,871		325,957
Registration fees	90,664		249,896
Reports to shareholdersB	—		1,001,596
Reports to shareholders:
Institutional Class	1,263,633		—
Institutional Select Class	445		N/A
Financial Intermediary Class	369,298		—
Transfer agent and shareholder servicing expense:
Institutional Class	767,454		461,953
Institutional Select Class	1,788		N/A
Financial Intermediary Class	580,100		64,660
Other expenses	156,951		174,441

	44,703,058		62,658,186
Less: Fees waived	(312,394)		—
Compensation balance credits	(239)		—

Net expenses		44,390,425		62,658,186

Net Investment Income		509,974,272		738,844,157
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(98,546,155)		169,698,926
Options	113,732,898		59,897,927
Futures	98,112,457		(505,286,122)
Swaps	17,432,632		120,174,271
Foreign currency transactions	17,728,216		16,272,374

		148,460,048		(139,242,624)
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, swaps and foreign currency translations	(1,800,347,117)		(693,529,022)
Assets and liabilities denominated in foreign currency	2,680,620		(364,631)

		(1,797,666,497)		(693,893,653)

Net Realized and Unrealized Loss on Investments		(1,649,206,449)		(833,136,277)

Change in Net Assets Resulting From Operations		$(1,139,232,177)		$(94,292,120)

A	For the period April 1, 2008 to December 31, 2008.
B	Computed on a composite level for year ended March 31, 2008.

N/A—Not applicable.

See notes to financial statements.

86

Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Plus Bond Portfolio

	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEARS ENDED MARCH 31,
		2008	2007

Change in Net Assets:
Net investment income	$509,974,272	$738,844,157	$456,732,640

Net realized gain/(loss)	148,460,048	(139,242,624)	130,745,217

Change in unrealized appreciation/(depreciation)	(1,797,666,497)	(693,893,653)	163,631,048

Change in net assets resulting from operations	(1,139,232,177)	(94,292,120)	751,108,905

Distributions to shareholders from:
Net investment income:
Institutional Class	(476,291,179)	(661,064,696)	(451,787,836)
Institutional Select Class	(32,587,186)	N/A	N/A
Financial Intermediary Class	(47,328,816)	(51,232,414)	(28,392,343)

Net realized gain on investments:
Institutional Class	—	(92,868,453)	(3,625,313)
Financial Intermediary Class	—	(6,596,142)	(231,118)

Change in net assets from fund share transactions:
Institutional Class	(4,840,376,183)	2,284,647,990	4,348,340,511
Institutional Select Class	1,625,591,241	N/A	N/A
Financial Intermediary Class	(242,167,517)	517,528,015	248,299,738

Change in net assets	(5,152,391,817)	1,896,122,180	4,863,712,544

Net Assets:
Beginning of period	14,159,866,703	12,263,744,523	7,400,031,979

End of period	$9,007,474,886	$14,159,866,703	$12,263,744,523

Undistributed/(Overdistributed) net investment income	$43,770,526	$21,015,663	$(14,155,123)

A	For the period April 1, 2008 to December 31, 2008.
N/A—Not	applicable.

See notes to financial statements.

87

Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	PERIOD ENDED DECEMBER 31, 2008A	YEARS ENDED MARCH 31,
		2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.87	$10.55	$10.24	$10.52	$10.71	$10.40

Investment operations:
Net investment income	.39B	.55B	.51B	.45C	.37C	.37C
Net realized and unrealized gain/(loss)	(1.17)	(.62)	.33	(.18)	.04	.55

Total from investment operations	(.78)	(.07)	.84	.27	.41	.92

Distributions from:
Net investment income	(.43)	(.53)	(.53)	(.52)	(.35)	(.41)
Net realized gain on investments	—	(.08)	—D	(.03)	(.25)	(.20)

Total distributions	(.43)	(.61)	(.53)	(.55)	(.60)	(.61)

Net asset value, end of period	$8.66	$9.87	$10.55	$10.24	$10.52	$10.71

Total return	(8.01)%E	(.72)%	8.48%	2.57%	4.01%	9.12%

Ratios to Average Net Assets:F
Total expenses	.46%G	.43%	.44%	.45%	.45%	.48%
Expenses net of waivers, if any	.46%G	.43%	.44%	.45%	.45%	.45%
Expenses net of all reductions	.46%G	.43%	.44%	.45%	.45%	.45%
Net investment income	5.5%G	5.4%	4.9%	4.3%	3.3%	3.6%

Supplemental Data:
Portfolio turnover rate	124.4%E	488.2%	448.6%	549.4%	586.1%	463.8%
Net assets, end of period (in thousands)	$6,607,180	$12,943,882	$11,495,842	$6,896,815	$4,565,054	$3,286,650

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E	Not annualized.
F

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

G	Annualized.

See notes to financial statements.

88

Annual Report to Shareholders

Institutional Select Class:

PERIOD ENDED DECEMBER 31, 2008H
Net asset value, beginning of period	$9.34

Investment operations:
Net investment income	.20B
Net realized and unrealized loss	(.62)

Total from investment operations	(.42)

Distributions from:
Net investment income	(.26)

Total distributions	(.26)

Net asset value, end of period	$8.66

Total return	(4.54)%E

Ratios to Average Net Assets:F
Total expenses	.44%G
Expenses net of waivers, if any	.44%G
Expenses net of all reductions	.44%G
Net investment income	5.7%G

Supplemental Data:
Portfolio turnover rate	124.4%E
Net assets, end of period (in thousands)	$1,559,843

H	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

See notes to financial statements.

89

Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	PERIOD ENDED DECEMBER 31, 2008A	YEARS ENDED MARCH 31,
		2008	2007	2006	2005	2004
Net asset value, beginning of period	$9.88	$10.56	$10.24	$10.52	$10.71	$10.40

Investment operations:
Net investment income	.37B	.52B	.48B	.42C	.35C	.36C
Net realized and unrealized gain/(loss)	(1.17)	(.62)	.35	(.18)	.04	.54

Total from investment operations	(.80)	(.10)	.83	.24	.39	.90

Distributions from:
Net investment income	(.42)	(.50)	(.51)	(.49)	(.33)	(.39)
Net realized gain on investments	—	(.08)	—D	(.03)	(.25)	(.20)

Total distributions	(.42)	(.58)	(.51)	(.52)	(.58)	(.59)

Net asset value, end of period	$8.66	$9.88	$10.56	$10.24	$10.52	$10.71

Total return	(8.28)%E	(.97)%	8.30%	2.32%	3.77%	8.82%

Ratios to Average Net Assets:F
Total expenses	.77%G	.68%	.69%	.70%	.70%	.73%
Expenses net of waivers, if any	.70%G	.68%	.69%	.70%	.70%	.70%
Expenses net of all reductions	.70%G	.68%	.69%	.70%	.70%	.70%
Net investment income	5.2%G	5.1%	4.7%	4.0%	2.9%	3.2%

Supplemental Data:
Portfolio turnover rate	124.4%E	488.2%	448.6%	549.4%	586.1%	463.8%
Net assets, end of period (in thousands)	$840,452	$1,215,985	$767,903	$503,217	$191,085	$7,040

See notes to financial statements.

90

Annual Report to Shareholders

Notes to Financial Statements

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Financial Statements for Absolute Return, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, Limited Duration, and Non-U.S. are contained in a separate report to shareholders. As of December 31, 2008, the funds’ fiscal year end has changed from March 31 to December 31.

Each Fund offers three classes of shares: Institutional Class, Institutional Select Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The income and expenses of each of the Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

91

Annual Report to Shareholders

Notes to Financial Statements—Continued

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Core

	12/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$5,180,696,232	$2,000,622	$5,169,888,870	$8,806,740
Other Financial Instruments*	(283,901,711)	53,851,158	(337,752,869)	—

Total	$4,896,794,521	$55,851,780	$4,832,136,001	$8,806,740

*	Other financial instruments include written options, futures and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 03/31/08	$—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	2,321
Change in unrealized appreciation (depreciation)	(2,920,667)
Net purchases (sales)	7,407,685
Transfers in and/or out of Level 3	4,317,401

Balance as of 12/31/08	$8,806,740

Core Plus

	12/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$10,272,576,318	$21,074,071	$10,216,904,813	$34,597,434
Other Financial Instruments*	(749,300,372)	167,291,536	(916,591,908)	—

Total	$9,523,275,946	$188,365,607	$9,300,312,905	$34,597,434

*	Other financial instruments include written options, futures, forward foreign currency contracts, spot foreign currency contracts and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 03/31/08	$—
Accrued Premiums/Discounts	(719)
Realized Gain (Loss)	4,194
Change in unrealized appreciation (depreciation)	(5,895,975)
Net purchases (sales)	14,888,262
Transfers in and/or out of Level 3	25,601,672

Balance as of 12/31/08	$34,597,434

92

Annual Report to Shareholders

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the period ended December 31, 2008, security transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Core	$8,646,084,994	$124,716,957	$10,029,845,875	$380,293,410
Core Plus	15,194,644,966	667,323,146	17,519,281,497	830,267,505

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the affected Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

93

Annual Report to Shareholders

Notes to Financial Statements—Continued

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily by vendors or advisor models and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in May. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Subscription In-Kind

The Fund under certain conditions may accept portfolio securities rather than cash as payment for the purchase of fund shares. The cost basis of contributed securities is equal to the market value of securities on the date of contribution. There are no gains or losses recognized by the Fund and there are no tax consequences on subscription in-kind transactions. During the year ended December 31, 2008, Core Plus accepted $97,748,367 of subscriptions in-kind.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

94

Annual Report to Shareholders

2. Federal Income Taxes:

It is each Fund’s policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to registered investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassifications:

Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Loss
CoreA	$56,971,333	$(56,971,333)
Core PlusB	68,987,772	(68,987,772)

A	Reclassifications are primarily due to losses from mortgage-backed securities treated as capital losses for tax purposes and book/tax differences in the treatment of swap contracts.
B

Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes, losses from mortgage-backed securities treated as capital losses for tax purposes and book/tax differences in the treatment of swap contracts.

Distributions to Shareholders:

Subsequent to the fiscal year end, the Funds have made the following distributions:

	Core			Core Plus
Record Date Payable Date	Institutional Class	Financial Intermediary Class	Institutional Select Class	Institutional Class	Financial Intermediary Class	Institutional Select Class
Daily 01/30/2009	$0.029803	$0.027801	$0.028253	$0.028735	$0.027160	$0.029254

The tax character of distributions paid during the fiscal year ended December 31, 2008 were as follows:

	Core	Core Plus
Distributions paid from:
Ordinary income	$291,170,384	$556,207,181

The tax character of distributions paid during the fiscal year ended March 31, 2008 were as follows:

	Core	Core Plus
Distributions paid from:
Ordinary income	$362,380,368	$780,420,856
Net long-term capital gains	23,199,917	31,340,849

Total distributions paid	$385,580,285	$811,761,705

95

Annual Report to Shareholders

Notes to Financial Statements—Continued

Accumulated Earnings on a Tax Basis:

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Core		Core Plus
Undistributed ordinary income—net	$26,077,706		$166,186,115
Capital loss carryforward(*)	(119,420,470)		—
Other book/tax temporary differences	(57,844,049	)A	(142,535,026	)C
Unrealized appreciation/(depreciation)	(1,211,289,511	)B	(2,475,841,998)

Total accumulated earnings/(losses)—net	$(1,362,476,324)		$(2,452,190,909)

*	During the taxable year ended December 31, 2008, Core Plus utilized $154,595,575 of its capital loss carryovers available from a previous year.

As of the taxable year ended December 31, 2008, the following capital loss carryforwards are available:

Year of Expiration	Core
12/31/2015	$(84,734,017)
12/31/2016	(34,686,453)

$(119,420,470)

These amounts will be available to offset any future taxable capital gains.

A

Other book/tax temporary differences are attributable primarily to the tax deferral of losses on straddles, the realization for tax purposes of unrealized losses on certain futures contracts, differences between book/tax accrual of interest income on securities in default accrued for tax not book and book/tax differences in the timing of the deductibility of various expenses.

B

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and book/tax differences in the accrual of income on certain securities.

C

Other book/tax temporary differences are attributable primarily to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains on certain futures and foreign currency contracts, differences between book/tax accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

Tax Cost of Investments:

As of December 31, 2008, the aggregate cost of investments for federal income tax purposes were as follows:

Core	$6,108,084,035
Core Plus	12,000,841,404

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency

96

Annual Report to Shareholders

exchange contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At December 31, 2008, open forward currency exchange contracts (expressed in the contractual currency) were:

Core Plus

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston (London)	2/3/09	CAD	4,477,658	USD	3,496,531	$128,853
JPMorgan Chase Bank	2/3/09	CAD	14,519,281	USD	12,099,401	(343,707)
Citibank NA	2/3/09	EUR	36,015,954	USD	47,083,874	2,906,131
Credit Suisse First Boston (London)	2/3/09	EUR	25,000,000	USD	35,143,750	(443,847)
Goldman Sachs International	2/3/09	EUR	1,455,108	USD	1,841,332	178,353
Deutsche Bank AG London	2/3/09	GBP	4,153,969	USD	6,268,204	(301,375)
Deutsche Bank AG London	2/3/09	JPY	6,594,775,000	USD	65,596,807	7,203,160
UBS AG London	2/3/09	JPY	3,680,000,000	USD	36,631,495	3,992,162
Citibank NA	2/3/09	USD	45,557,070	EUR	34,323,632	(2,083,997)
Credit Suisse First Boston (London)	2/3/09	USD	17,436,307	EUR	13,190,836	(872,522)
Deutsche Bank AG London	2/3/09	USD	26,794,433	GBP	15,800,002	4,099,051
Deutsche Bank AG London	2/3/09	USD	67,307,359	JPY	6,594,775,000	(5,492,608)
Goldman Sachs International	2/3/09	USD	13,288,973	EUR	9,943,115	(512,032)
UBS AG London	2/3/09	USD	11,868,634	EUR	9,400,000	(1,178,529)
UBS AG London	2/3/09	USD	37,531,871	JPY	3,680,000,000	(3,091,786)

						$4,187,307

CAD—Canadian dollar

EUR—Euro

GBP—British pound

JPY—Japanese yen

USD—United States dollar

Loan Participations and Assignments

The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

97

Annual Report to Shareholders

Notes to Financial Statements—Continued

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call and put options during the period ended December 31, 2008, was as follows:

Core	Actual Contracts/ Notional Par	Premiums
Options outstanding at March 31, 2008	735,287,925	$28,791,486
Options written	2,496,324,494	74,700,538
Options closed	(313,214,228)	(17,016,699)
Options expired	(1,509,055,183)	(30,264,681)
Options exercised	(762,052,585)	(23,825,004)

Options outstanding at December 31, 2008	647,290,423	$32,385,640

98

Annual Report to Shareholders

Core Plus	Actual Contracts/ Notional Par	Premiums
Options outstanding at March 31, 2008	2,121,166,003	$66,700,489
Options written	5,138,685,693	170,244,709
Options closed	(672,645,876)	(40,113,027)
Options expired	(3,108,803,083)	(69,586,720)
Options exercised	(2,073,403,478)	(61,326,090)

Options outstanding at December 31, 2008	1,404,999,259	$65,919,361

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in Core Plus, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at December 31, 2008 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Each Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit

99

Annual Report to Shareholders

Notes to Financial Statements—Continued

spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indication of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment on the Statement of Operations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Commodity swaps are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As of December 31, 2008, the one-and three-month London Interbank Offered Rates were 0.44% and 1.43%, respectively. The six-month Euribor Rate was 2.97%.

The following is a summary of open swap contracts outstanding as of December 31, 2008.

Western Asset Core Bond Portfolio
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$4,700,000	$—	$(582,519)

100

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps—Continued

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	$2,740,000	$—	$(419,094)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400,000	—	(701,419)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	2,750,000	—	(550,475)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120,000	—	(879,986)

Banc of America Securities LLC	February 15, 2025	4.29456% Semi-Annually	3-month LIBOR	146,800,000	—	(28,503,275)

Banc of America Securities LLC	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	14,700,000	(297,293)	(4,090,466)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600,000	—	(569,434)

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	17,443,000	82,720	1,374,386

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	18,340,000	89,679	1,442,357

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550,000	—	(383,857)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520,000	—	(411,089)

Barclays Capital Inc.	March 18, 2016	4.4% Semi-Annually	3-month LIBOR	45,700,000	—	(5,886,781)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	3,530,000	—	(727,612)

Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	39,100,000	208,533	(7,828,095)

Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	12,500,000	(240,000)	(3,491,087)

Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	12,500,000	(250,000)	(3,481,087)

Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	12,500,000	(168,750)	(3,562,337)

Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	2,500,000	—	(195,350)

101

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps—Continued

Bear Stearns, Inc.	May 19, 2013	3-month LIBOR	3.93% Semi-Annually	$72,500,000	$(813,813)	$6,560,714

Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	4,270,000	—	(632,938)

Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	25,130,000	(260,473)	(4,494,364)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	3,580,000	—	(130,061)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	5,500,000	—	(236,972)

Citigroup Global Markets	March 18, 2016	4.4% Semi-Annually	3-month LIBOR	59,100,000	94,560	(7,707,443)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	1,380,000	—	(89,085)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	3,070,000	—	(183,413)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	2,110,000	—	(164,205)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750,000	—	(285,790)

Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	5,870,000	—	(650,481)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	3,020,000	—	(392,170)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	3,290,000	—	(480,093)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	3,050,000	—	(535,303)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	2,420,000	—	(517,994)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	31,430,000	—	1,331,029

Deutsche Bank AG	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	206,790,000	—	11,753,716

Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	83,870,000	—	8,237,368

102

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps—Continued

Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	$5,620,000	$—	$(1,069,924)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	4,120,000	—	(924,020)

Deutsche Bank AG	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	12,400,000	(214,520)	(3,486,719)

Deutsche Bank AG	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	11,300,000	(234,475)	(3,138,428)

JP Morgan Chase & Co.	June 8, 2009	3-month LIBOR	5.393% Semi-annually	157,400,000	—	2,585,075

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	3,550,000	—	(443,390)

JP Morgan Chase & Co.	January 22, 2013	3-month LIBOR	5.1577% Semi-Annually	15,410,000	187,619	1,711,116

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	2,750,000	—	(251,218)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	3,400,000	—	(640,152)

RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	1,370,000	—	(91,201)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	4,250,000	—	(769,150)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	3,580,000	—	(705,517)

RBS Greenwich	December 18, 2018	4.34% Semi-Annually	3-month LIBOR	19,000,000	—	(2,977,904)

The Goldman Sachs Group, Inc.	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	54,100,000	(23,264)	246,016

The Goldman Sachs Group, Inc.	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	71,600,000	—	7,189,986

The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	81,800,000	—	7,430,949

The Goldman Sachs Group, Inc.	March 18, 2014	3-month LIBOR	4% Semi-Annually	236,470,000	1,217,231	19,059,054

The Goldman Sachs Group, Inc.	May 15, 2016	4.25% Semi-Annually	3-month LIBOR	95,400,000	(343,440)	(11,750,847)

103

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps—Continued

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	$11,900,000	$(59,500)	$(3,312,210)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	11,600,000	(234,320)	(3,228,129)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	9,100,000	(72,800)	(2,643,431)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	11,900,000	(239,785)	(3,492,495)

UBS Warburg LLC	December 16, 2018	4.16% Semi-Annually	3-month LIBOR	86,000,000	(1,200,775)	(10,891,375)

	Net unrealized depreciation on interest rate swaps					$(59,658,619)

Credit Default Swap on Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.1% Quarterly	$1,970,000	$(1,002,897)	$—	$(1,002,897)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.05% Quarterly	1,310,000	(667,983)	—	(667,983)

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13 )	June 20, 2010	13.65%	4.83% Quarterly	12,500,000	(1,415,680)	—	(1,415,680)

Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.1% Quarterly	4,620,000	(2,351,971)	—	(2,351,971)

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)	September 20, 2012	1.09%	0.27% Quarterly	1,000,000	(29,126)	—	(29,126)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	7.38%	1.4% Quarterly	6,500,000	(445,568)	—	(445,568)

104

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2017	1.15%	0.94% Quarterly	$9,600,000	$(140,869)	$—	$(140,869)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	7.38%	1.25% Quarterly	1,100,000	(77,297)	—	(77,297)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	7.45%	1.67% Quarterly	1,300,000	(309,187)	—	(309,187)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	12.34%	5.05% Quarterly	17,100,000	(2,068,566)	—	(2,068,566)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	47.74%	2.93% Quarterly	1,700,000	(1,301,643)	—	(1,301,643)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	6% Quarterly	10,500,000	(7,592,643)	—	(7,592,643)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	1.02%	0.66% Quarterly	39,300,000	(439,523)	—	(439,523)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	June 20, 2012	1.04%	0.72% Quarterly	25,000,000	(263,250)	—	(263,250)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.05%	0.86% Quarterly	9,100,000	(61,423)	—	(61,423)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.05%	6% Quarterly	9,100,000	1,600,402	—	1,600,402

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.05%	6.1% Quarterly	9,100,000	1,632,733	—	1,632,733

105

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.05%	2.75% Quarterly	$10,000,000	$603,997	$—	$603,997

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	December 20, 2012	1.06%	5% Quarterly	10,000,000	1,485,487	(982,482)	2,467,969

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	12.34%	4.26% Quarterly	25,000,000	(3,352,888)	—	(3,352,888)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)	June 20, 2010	9.07%	4.53% Quarterly	15,000,000	(919,679)	—	(919,679)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	9.07%	4.68% Quarterly	25,000,000	(1,481,948)	—	(1,481,948)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	8.86%	5.75% Quarterly	7,500,000	(362,209)	—	(362,209)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	121.49%	8.4% Quarterly	12,500,000	(8,784,006)	—	(8,784,006)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	121.49%	7.1% Quarterly	5,800,000	(4,122,890)	—	(4,122,890)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	121.49%	6.8% Quarterly	5,900,000	(4,205,033)	—	(4,205,033)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	7.7% Quarterly	12,500,000	(8,895,761)	—	(8,895,761)

RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2012	27.37%	2.32% Quarterly	25,000,000	(12,479,988)	—	(12,479,988)

106

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	September 20, 2012	27.37%	4.9% Quarterly	$9,100,000	$(4,074,204)	$—	$(4,074,204)

RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15)	December 20, 2012	6.98%	2.4% Quarterly	9,800,000	(1,329,739)	—	(1,329,739)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	8.97%	1.38% Quarterly	20,000,000	(4,079,150)	—	(4,079,150)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	9.11%	1.78% Quarterly	25,000,000	(4,732,290)	—	(4,732,290)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.35% Quarterly	1,500,000	(268,403)	—	(268,403)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.4% Quarterly	1,500,000	(266,358)	—	(266,358)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.44% Quarterly	25,000,000	(4,412,033)	—	(4,412,033)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.67% Quarterly	10,000,000	(1,702,107)	—	(1,702,107)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.67% Quarterly	10,000,000	(1,702,107)	—	(1,702,107)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	1.23%	0.47% Quarterly	5,000,000	(64,307)	—	(64,307)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	1.25%	0.5% Quarterly	12,500,000	(181,411)	—	(181,411)

The Goldman Sachs Group, Inc. (Countrywide Financial, 0.0%, due 2/8/31)	September 20, 2012	1.05%	6% Quarterly	4,700,000	826,581	—	826,581

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	7.45%	1.67% Quarterly	1,400,000	(332,971)	—	(332,971)

107

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	13.65%	4.75% Quarterly	$1,900,000	$(217,143)	$—	$(217,143)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	9.07%	6% Quarterly	5,000,000	(206,894)	—	(206,894)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	121.49%	8.95% Quarterly	5,000,000	(3,496,421)	—	(3,496,421)

	Net unrealized depreciation on sales of credit default swaps on corporate issues						$(82,705,884)

Credit Default Swaps on Corporate Issues—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$2,740,000	$229,472	$—	$229,472

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)	December 20, 2015	0.73% Monthly	4,400,000	948,066	—	948,066

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	4,120,000	701,805	—	701,805

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	5,010,000	2,894,633	—	2,894,633

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	2,750,000	385,100	—	385,100

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	3,520,000	42,134	—	42,134

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	3,530,000	70,607	—	70,607

108

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	$3,550,000	$1,077,743	$—	$1,077,743

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	1,650,000	659,966	—	659,966

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	1,100,000	439,977	—	439,977

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	5,600,000	890,037	—	890,037

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	4,270,000	142,242	—	142,242

Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.65% Quarterly	4,040,000	1,611,706	—	1,611,706

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	2,500,000	161,509	—	161,509

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	784,000	730,303	—	730,303

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	784,000	733,589	—	733,589

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	784,000	752,335	—	752,335

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	450,115	440,645	—	440,645

109

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	$ 581,482	$524,397	$—	$524,397

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	784,000	759,100	—	759,100

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	784,000	772,842	—	772,842

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	3,050,000	6,120	—	6,120

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	298,717	279,832	—	279,832

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	298,717	279,437	—	279,437

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	371,871	314,632	—	314,632

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	285,027	273,484	—	273,484

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	285,008	275,234	—	275,234

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	310,788	301,196	—	301,196

110

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	$ 313,642	$305,586	$—	$305,586

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	1,380,000	51,793	—	51,793

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	409,241	387,947	—	387,947

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	326,584	308,622	—	308,622

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	5,870,000	948,702	—	948,702

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	242,056	174,320	—	174,320

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	380,679	363,248	—	363,248

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	311,806	297,574	—	297,574

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	3,070,000	5,437	—	5,437

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	3,320,000	496,895	—	496,895

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	461,351	437,342	—	437,342

111

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	$ 414,556	$393,813	$—	$393,813

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	367,813	182,213	—	182,213

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	228,419	213,069	—	213,069

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	784,000	226,056	—	226,056

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	523,547	264,810	—	264,810

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	784,000	304,731	—	304,731

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	248,671	241,339	—	241,339

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	274,715	269,174	—	269,174

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	333,893	211,154	—	211,154

112

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	$ 452,898	$363,719	$—	$363,719

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	335,297	315,637	—	315,637

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	784,000	678,140	—	678,140

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	784,000	662,362	—	662,362

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	784,000	745,565	—	745,565

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	755,964	721,088	—	721,088

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	644,085	614,458	—	614,458

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	614,700	593,063	—	593,063

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	784,000	749,397	—	749,397

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	2,100,000	119,937	—	119,937

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	2,420,000	499,266	—	499,266

113

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	$3,050,000	$454,565	$—	$454,565

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	3,290,000	151,746	—	151,746

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	5,620,000	294,401	—	294,401

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	4,120,000	174,644	—	174,644

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	3,550,000	566,060	—	566,060

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	1,370,000	(11,915)	—	(11,915)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	5,500,000	13,876	—	13,876

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	5,460,000	527,446	—	527,446

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	2,750,000	124,352	—	124,352

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	1,291,293	1,071,343	—	1,071,343

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	3,580,000	102,063	—	102,063

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	1,293,334	1,199,124	—	1,199,124

114

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	$4,250,000	$462,982	$—	$462,982

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	1,385,669	1,210,995	—	1,210,995

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	472,340	334,730	—	334,730

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	3,580,000	170,979	—	170,979

	Net unrealized appreciation on buys of credit default swaps on corporate issues					$35,691,991

Credit Default Swap On Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$ 20,984,000	$(481,476)	$(181,910)	$(299,566)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	24,107,200	(553,138)	(190,267)	(362,871)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	70,760,000	(1,623,581)	(417,364)	(1,206,217)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	21,667,200	(497,152)	(58,928)	(438,224)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	18,592,800	(426,610)	(66,057)	(360,553)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	19,075,000	(380,959)	(695,788)	314,829

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	47,892,320	(2,445,061)	(1,823,118)	(621,943)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	42,621,920	(2,175,990)	(1,849,908)	(326,082)

115

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swap On Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$117,900,000	$(13,851,199)	$(12,844,836)	$(1,006,363)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	14,403,383	(2,297,340)	(488,861)	(1,808,479)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	33,833,450	(5,396,435)	(1,186,403)	(4,210,032)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	33,833,450	(5,396,435)	(1,176,253)	(4,220,182)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	3% Quarterly	70,663,577	(11,270,841)	(2,986,666)	(8,284,175)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	26,583,425	(4,240,056)	(1,316,579)	(2,923,477)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	21,750,075	(3,469,137)	(1,092,864)	(2,376,273)

Bear Stearns, Inc. (ABX. HE-AAA 07-2)	January 25, 2038	0.76% Monthly	5,000,000	(3,050,000)	(141,466)	(2,908,534)

Bear Stearns, Inc. (ABX-HE-A 06-2)	May 25, 2046	0.44% Quarterly	25,000,000	(23,687,500)	(133,276)	(23,554,224)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	2.25% Quarterly	4,430,000	(1,123,370)	—	(1,123,370)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	35,545,920	(2,154,520)	(221,418)	(1,933,102)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	8,813,280	(534,193)	(64,100)	(470,093)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	22,000,000	(2,584,617)	(160,256)	(2,424,361)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	101,031,835	(20,206,367)	(8,641,861)	(11,564,506)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	15,313,691	(3,062,738)	(1,384,519)	(1,678,219)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	120,390,652	(24,078,129)	(12,130,537)	(11,947,592)

116

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swap On Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	0.76% Monthly	$ 11,800,000	$(7,198,000)	$(252,964)	$(6,945,036)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	0.76% Monthly	3,200,000	(1,952,000)	(133,473)	(1,818,527)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	0.76% Monthly	1,300,000	(793,000)	(49,576)	(743,424)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	(1,763,978)	257,053	(2,021,031)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,753,398	(1,754,931)	(284,824)	(1,470,107)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	20,803,505	(4,160,702)	(1,792,160)	(2,368,542)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	10,594,377	(2,118,876)	(957,843)	(1,161,033)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	5,008,251	(1,001,650)	(560,779)	(440,871)

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	0.11% Monthly	7,600,000	(3,800,000)	(347,782)	(3,452,218)

Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	0.11% Monthly	7,700,000	(3,850,000)	(389,586)	(3,460,414)

Deutsche Bank AG (iBoxx IG Hi-Vol)	March 20, 2009	1.25% Quarterly	2,262,000	(21,007)	303	(21,310)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	8,042,667	(713,798)	16,962	(730,760)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	6.43% Quarterly	12,000,000	(1,404,488)	—	(1,404,488)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	8,000,000	(939,861)	(63,895)	(875,966)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	23,950,000	(2,813,708)	(173,191)	(2,640,517)

JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	33,833,450	(5,396,435)	(1,162,635)	(4,233,800)

117

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swap On Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.82% Quarterly	$ 47,600,000	$(10,061,935)	$—	$(10,061,935)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.9% Quarterly	16,400,000	(3,426,544)	—	(3,426,544)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,650,000	(1,217,131)	—	(1,217,131)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	4,580,000	(1,153,926)	—	(1,153,926)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	3.995% Quarterly	25,000,000	(4,914,525)	—	(4,914,525)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	5.4% Quarterly	50,000,000	(7,534,305)	—	(7,534,305)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.35% Quarterly	10,000,000	(1,196,539)	—	(1,196,539)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.43% Quarterly	8,000,000	(936,326)	—	(936,326)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	70,000,000	(8,718,758)	—	(8,718,758)

Morgan Stanley & Co., Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	9,666,700	(904,604)	57,096	(961,700)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	44,798,400	(2,715,334)	(215,335)	(2,499,999)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,222,400	(437,766)	(109,879)	(327,887)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,027,200	(425,934)	(99,236)	(326,698)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	7,100,000	(834,127)	(45,999)	(788,128)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	29,300,000	(3,442,241)	(273,011)	(3,169,230)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	14,400,000	(1,691,750)	(162,596)	(1,529,154)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	100,000,000	(11,748,260)	(2,118,391)	(9,629,869)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	55,000,000	(6,461,543)	(1,118,624)	(5,342,919)

118

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swap On Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$ 1,600,000	$(187,972)	$240,513	$(428,485)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	7,500,000	(881,119)	(161,873)	(719,246)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	7,250,025	(1,156,379)	(159,529)	(996,850)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	676,669	(107,929)	(20,100)	(87,829)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	14,500,050	(2,312,758)	(598,017)	(1,714,741)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	1,933,340	(308,368)	(85,772)	(222,596)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	14,403,383	(2,297,340)	(656,633)	(1,640,707)

RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	30,643,439	(2,867,594)	675,873	(3,543,467)

The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	0.82% Quarterly	47,700,000	(10,083,074)	—	(10,083,074)

The Goldman Sachs Group, Inc. (CDX HY 9)	October 12, 2012	1.8% Quarterly	17,580,000	(4,716,392)	—	(4,716,392)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,360,000	(1,141,224)	—	(1,141,224)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	5.44% Quarterly	50,000,000	(7,468,975)	—	(7,468,975)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	6.356% Quarterly	50,000,000	(5,972,895)	—	(5,972,895)

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	31,329,600	(1,599,479)	(1,078,914)	(520,565)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	48,333,000	(2,026,072)	1,240	(2,027,312)

119

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Credit Default Swap On Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	$ 16,433,220	$(688,864)	$(17,278)	$(671,586)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	32,093,112	(1,345,311)	(138,128)	(1,207,183)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	59,600,000	(7,001,963)	(147,149)	(6,854,814)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	15,200,000	(1,785,735)	(74,443)	(1,711,292)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	25,000,000	(2,937,065)	(155,708)	(2,781,357)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	15,300,000	(1,797,484)	(490,058)	(1,307,426)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,600,040	(1,850,207)	(510,296)	(1,339,911)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	16,143,389	(2,574,870)	(1,891,603)	(683,267)

UBS Warburg LLC (ABX.HE-AAA 06-2)	May 25, 2046	0.11% Monthly	20,300,000	(10,150,000)	(5,163,804)	(4,986,196)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(246,084,616)

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$9,272,000	$212,745	$180,161	$32,584

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	10,492,000	240,738	30,062	210,676

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	37,185,600	853,219	222,449	630,770

120

Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$2,860,000	$57,119	$89,516	$(32,397)

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	9,666,700	904,604	(426,422)	1,331,026

Credit Suisse First Boston USA (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	6,141,940	2,147,942	3,993,998

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	18,836,800	432,208	525,359	(93,151)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	4,684,800	107,492	68,096	39,396

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	20,783,405	1,944,898	(983,253)	2,928,151

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	21,653,408	2,026,313	(1,293,215)	3,319,528

Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	7,400,000	9,835	5,773	4,062

Merrill Lynch & Co., Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	6,141,940	2,147,942	3,993,998

RBS Greenwich (iBoxx IG Hi-Vol3)	March 20, 2010	1.05% Quarterly	17,303,214	(725,334)	(8,159)	(717,175)

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	18,446,400	423,251	521,840	(98,589)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	1,763,978	215,130	1,548,848

The Goldman Sachs Group, Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	10,000,000	6,203,980	2,169,638	4,034,342

Net unrealized appreciation on buys of credit default swaps on credit indices						$21,126,067

121

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$8,100,000	$—	$(1,003,915)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	5,510,000	—	(842,777)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	7,950,000	—	(1,267,336)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	5,500,000	—	(1,100,949)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	8,270,000	—	(1,766,381)

Banc of America Securities LLC	February 15, 2025	4.29456% Semi-Annually	3-month LIBOR	308,300,000	—	(59,860,762)

Banc of America Securities LLC	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	34,900,000	(701,609)	(9,715,587)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	10,850,000	—	(1,103,279)

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	35,905,000	168,766	2,830,569

Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	37,740,000	182,971	2,969,652

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	6,240,000	—	(674,723)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	6,330,000	—	(739,259)

Barclays Capital Inc.	March 18, 2016	4.4% Semi-Annually	3-month LIBOR	95,800,000	—	(12,340,343)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	6,260,000	—	(1,290,327)

Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	82,100,000	431,782	(16,430,912)

Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	30,400,000	(580,200)	(8,493,805)

Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	29,000,000	(576,707)	(8,079,416)

Barclays Capital Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	30,100,000	(404,043)	(8,580,416)

122

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps—Continued
Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	$4,300,000	$—	$(336,001)
Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	8,250,000	—	(1,222,890)

Bear Stearns, Inc.	April 14, 2018	5% Semi-Annually	3-month LIBOR	177,970,000	(1,714,864)	(34,923,482)

Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	50,990,000	(528,513)	(9,119,285)

Bear Stearns, Inc.	May 19, 2013	3-month LIBOR	3.93% Semi-Annually	150,000,000	(1,658,675)	13,548,815

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	9,750,000	—	(420,088)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	6,270,000	—	(227,787)

Citigroup Global Markets	March 18, 2016	4.4% Semi-Annually	3-month LIBOR	120,800,000	188,068	(15,748,751)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	2,720,000	—	(175,589)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	5,990,000	—	(357,865)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	4,110,000	—	(319,851)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	4,800,000	—	(498,834)

Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	10,600,000	—	(1,174,633)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	5,300,000	—	(688,246)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	6,630,000	—	(967,483)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	5,350,000	—	(938,974)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	4,880,000	—	(1,044,551)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	41,570,000	—	1,760,448

123

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps—Continued
Deutsche Bank AG	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	$299,650,000	$—	$17,031,776

Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	133,350,000	—	13,097,090

Deutsche Bank AG	March 18, 2014	3-month LIBOR	4% Semi-Annually	42,360,000	60,890	3,571,298

Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	10,890,000	—	(2,073,214)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	8,270,000	—	(1,854,768)

Deutsche Bank AG	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	30,100,000	(517,867)	(8,466,591)

Deutsche Bank AG	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	27,300,000	(563,259)	(7,585,436)

JP Morgan Chase & Co.	June 8, 2009	3-month LIBOR	5.393% semi-annually	304,600,000	—	5,002,629

JP Morgan Chase & Co.	November 6, 2011	3-month LIBOR	5.02% Semi-Annually	93,600,000	—	8,500,724

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	6,300,000	—	(786,861)

JP Morgan Chase & Co.	January 22, 2013	3-month LIBOR	5.1577% Semi-Annually	28,980,000	352,832	3,217,919

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	5,540,000	—	(506,090)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	6,600,000	—	(1,242,650)

RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	2,780,000	—	(185,065)

RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	4,560,000	—	(460,960)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	8,230,000	—	(1,489,438)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	7,210,000	—	(1,420,887)

RBS Greenwich	December 18, 2018	4.34% Semi-Annually	3-month LIBOR	40,750,000	—	(6,386,821)

124

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Interest Rate Swaps—Continued
The Goldman Sachs Group, Inc.	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	$74,400,000	$(33,084)	$339,418

The Goldman Sachs Group, Inc.	September 24, 2009	3.7135% Semi-Annually	3-month LIBOR	100,000,000	—	(1,799,050)

The Goldman Sachs Group, Inc.	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	113,400,000	—	11,387,492

The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	147,000,000	—	13,353,906

The Goldman Sachs Group, Inc.	March 18, 2014	3-month LIBOR	4% Semi-Annually	452,210,000	2,202,682	36,572,382

The Goldman Sachs Group, Inc.	May 15, 2016	4.25% Semi-Annually	3-month LIBOR	207,800,000	(719,471)	(25,624,269)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	28,700,000	(574,857)	(7,991,720)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	27,600,000	(554,195)	(7,684,046)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	21,600,000	(171,819)	(6,275,500)

The Goldman Sachs Group, Inc.	March 18, 2039	4.25% Semi-Annually	3-month LIBOR	28,500,000	(141,704)	(8,365,176)

UBS Warburg LLC	December 16, 2018	4.16% Semi-Annually	3-month LIBOR	187,300,000	(2,615,172)	(23,720,402)

	Net unrealized depreciation on interest rate swaps					$(182,189,323)

Credit Default Swap On Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payment Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (General Motors Corporation, 7.125%, due 7/15/13)	December 20, 2011	90.80%	4.16% Quarterly	$7,000,000	$(5,338,576)	$—	$(5,338,576)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.1% Quarterly	4,050,000	(2,061,792)	—	(2,061,792)

125

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.05% Quarterly	$2,700,000	$(1,376,759)	$—	$(1,376,759)

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	87.92%	3.2% Quarterly	9,900,000	(7,683,504)	—	(7,683,504)

Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	87.92%	3.25% Quarterly	18,500,000	(14,349,562)	—	(14,349,562)

Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	33.97%	3.1% Quarterly	9,530,000	(4,851,576)	—	(4,851,576)

Citigroup Global Markets (General Motors Acceptance Corporation, 7.75%, due 1/19/10)	March 20, 2010	9.38%	3.65% Quarterly	4,400,000	(286,731)	(638,199)	351,468

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)	September 20, 2012	1.09%	0.27% Quarterly	1,460,000	(42,524)	—	(42,524)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	7.38%	1.4% Quarterly	9,000,000	(616,940)	—	(616,940)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	8.15%	2.32% Quarterly	2,400,000	(216,928)	—	(216,928)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	7.95%	2.21% Quarterly	1,700,000	(455,468)	—	(455,468)

126

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	7.95%	2.2% Quarterly	$2,500,000	$(670,974)	$—	$(670,974)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	7.38%	1.25% Quarterly	1,600,000	(112,432)	—	(112,432)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	7.45%	1.67% Quarterly	1,900,000	(451,889)	—	(451,889)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	8.15%	2.3% Quarterly	3,020,000	(273,907)	—	(273,907)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	8.15%	2.3% Quarterly	5,430,000	(492,488)	—	(492,488)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	8.15%	2.32% Quarterly	3,200,000	(289,237)	—	(289,237)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	9.36%	3.65% Quarterly	4,450,000	(1,267,240)	—	(1,267,240)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	9.36%	3.65% Quarterly	3,500,000	(996,706)	—	(996,706)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	12.34%	5.05% Quarterly	25,400,000	(3,072,608)	—	(3,072,608)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	47.74%	2.93% Quarterly	2,600,000	(1,990,748)	—	(1,990,748)

127

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	6% Quarterly	$14,300,000	$(10,340,457)	$—	$(10,340,457)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	7.95%	2.8% Quarterly	5,600,000	(1,365,876)	—	(1,365,876)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	7.95%	2.6% Quarterly	3,600,000	(912,195)	—	(912,195)

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	8.15%	2.3% Quarterly	1,610,000	(146,023)	—	(146,023)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	1.02%	0.6% Quarterly	7,400,000	(96,534)	—	(96,534)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	1.04%	0.66% Quarterly	9,900,000	(124,020)	—	(124,020)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	December 20, 2010	8.39%	3.2% Quarterly	19,300,000	(1,741,605)	—	(1,741,605)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2012	7.68%	2.25% Quarterly	13,030,000	(2,052,939)	—	(2,052,939)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	December 20, 2016	7.29%	2.8% Quarterly	7,200,000	(1,537,751)	—	(1,537,751)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	11.27%	3.75% Quarterly	8,900,000	(1,451,344)	(44,298)	(1,407,046)

128

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	March 20, 2012	58.99%	5.38% Quarterly	$8,200,000	$(5,437,875)	$—	$(5,437,875)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	63.11%	6.75% Quarterly	18,400,000	(11,650,608)	—	(11,650,608)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	57.33%	5.85% Quarterly	7,400,000	(4,912,476)	—	(4,912,476)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	57.33%	5.1% Quarterly	12,450,000	(8,385,609)	—	(8,385,609)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	57.33%	5.15% Quarterly	6,900,000	(4,642,986)	—	(4,642,986)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2012	8.18%	5.95% Quarterly	3,800,000	(255,514)	—	(255,514)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	6.63% Quarterly	19,600,000	(14,089,781)	—	(14,089,781)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2012	8.18%	7.2% Quarterly	10,700,000	(315,347)	—	(315,347)

RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)	December 20, 2011	8.33%	1.34% Quarterly	780,000	(136,784)	—	(136,784)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	8.86%	5.75% Quarterly	1,250,000	(60,368)	—	(60,368)

129

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2011	8.33%	1.2% Quarterly	$680,000	$(121,639)	$—	$(121,639)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	8.27%	1.17% Quarterly	8,500,000	(1,619,709)	—	(1,619,709)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 2, 2012	8.27%	1.4% Quarterly	9,400,000	(1,733,134)	—	(1,733,134)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	8.27%	1.85% Quarterly	9,700,000	(1,671,199)	—	(1,671,199)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	8.27%	2% Quarterly	9,300,000	(1,564,812)	—	(1,564,812)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2016	7.89%	1.55% Quarterly	4,200,000	(1,372,854)	—	(1,372,854)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	121.49%	8.4% Quarterly	12,500,000	(8,784,006)	—	(8,784,006)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	121.49%	7.1% Quarterly	8,000,000	(5,686,745)	—	(5,686,745)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	121.49%	6.8% Quarterly	7,500,000	(5,345,381)	—	(5,345,381)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	6.1% Quarterly	8,000,000	(5,779,484)	—	(5,779,484)

130

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	6.9% Quarterly	$10,000,000	$(7,170,482)	$—	$(7,170,482)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	7.2% Quarterly	7,820,000	(5,591,519)	—	(5,591,519)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	113.84%	7.7% Quarterly	12,500,000	(8,895,761)	—	(8,895,761)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	December 20, 2010	107.60%	8.95% Quarterly	19,300,000	(13,645,314)	—	(13,645,314)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	87.92%	3.7% Quarterly	8,400,000	(6,480,740)	—	(6,480,740)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	December 20, 2012	81.10%	4.9% Quarterly	4,400,000	(3,398,601)	—	(3,398,601)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2013	79.34%	8.6% Quarterly	9,000,000	(6,635,219)	—	(6,635,219)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	26.40%	5% Quarterly	10,800,000	(4,833,946)	(1,035,549)	(3,798,397)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	26.40%	5% Quarterly	10,800,000	(4,833,946)	(1,328,314)	(3,505,632)

131

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	9.11%	1.76% Quarterly	$24,300,000	$(4,612,347)	$—	$(4,612,347)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.35% Quarterly	3,600,000	(644,166)	—	(644,166)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	8.92%	2.4% Quarterly	3,600,000	(639,258)	—	(639,258)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	1.23%	0.47% Quarterly	5,000,000	(64,307)	—	(64,307)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	1.25%	0.5% Quarterly	12,500,000	(181,411)	—	(181,411)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	7.45%	1.67% Quarterly	1,900,000	(451,889)	—	(451,889)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/2013)	September 20, 2017	9.36%	3.77% Quarterly	6,400,000	(1,784,217)	—	(1,784,217)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)	September 20, 2011	63.11%	6.8% Quarterly	10,000,000	(6,326,219)	—	(6,326,219)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	13.65%	4.75% Quarterly	2,500,000	(285,715)	—	(285,715)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	11.27%	3.8% Quarterly	9,200,000	(1,500,265)	—	(1,500,265)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	63.11%	6.8% Quarterly	8,400,000	(5,314,024)	—	(5,314,024)

132

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Credit Default Swap On Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At December 31, 2008[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2012	58.99%	6.05% Quarterly	$11,500,000	$(7,530,755)	$—	$(7,530,755)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	9.07%	5.75% Quarterly	2,000,000	(89,538)	—	(89,538)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	9.07%	5.95% Quarterly	80,000	(3,365)	—	(3,365)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	9.07%	6% Quarterly	1,000,000	(41,379)	—	(41,379)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	107.60%	8.95% Quarterly	5,000,000	(3,496,421)	—	(3,496,421)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	87.92%	3.15% Quarterly	19,400,000	(15,065,475)	—	(15,065,475)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	87.92%	4.4% Quarterly	11,500,000	(8,798,466)	—	(8,798,466)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)	December 20, 2010	107.60%	7% Quarterly	42,500,000	(30,644,370)	—	(30,644,370)

The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/2014)	September 20, 2012	14.11%	3.24% Quarterly	2,700,000	(722,114)	—	(722,114)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(296,868,513)

133

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$ 5,510,000	$461,457	$—	$461,457

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)	December 20, 2015	0.73% Monthly	7,950,000	1,712,983	—	1,712,983

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	8,270,000	1,408,720	—	1,408,720

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	8,640,000	4,991,942	—	4,991,942

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	5,500,000	770,201	—	770,201

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	6,330,000	75,770	—	75,770

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	6,260,000	125,213	—	125,213

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	6,240,000	1,894,400	—	1,894,400

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	3,380,000	1,351,931	—	1,351,931

Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	2,250,000	899,954	—	899,954

134

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	$ 10,850,000	$1,724,447	$—	$1,724,447

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	8,250,000	274,823	—	274,823

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	5.75% Quarterly	12,500,000	1,065,945	—	1,065,945

Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.65% Quarterly	8,250,000	3,291,231	—	3,291,231

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	4,300,000	277,796	—	277,796

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	1,122,000	1,045,153	—	1,045,153

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	1,122,000	1,049,855	—	1,049,855

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	1,122,000	1,076,683	—	1,076,683

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	644,170	630,617	—	630,617

135

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	$ 830,530	$748,995	$—	$748,995

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	1,122,000	1,086,365	—	1,086,365

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	1,122,000	1,106,032	—	1,106,032

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	5,350,000	10,735	—	10,735

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	531,142	449,389	—	449,389

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	427,500	399,909	—	399,909

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	427,500	400,474	—	400,474

136

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	$ 407,909	$391,389	$—	$391,389

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	407,881	393,894	—	393,894

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	444,776	431,048	—	431,048

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	448,860	437,331	—	437,331

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	2,720,000	102,084	—	102,084

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	585,674	555,200	—	555,200

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	467,382	441,676	—	441,676

137

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	$ 10,600,000	$1,713,159	$—	$1,713,159

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	345,728	248,982	—	248,982

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	544,798	519,853	—	519,853

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	446,232	425,865	—	425,865

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	5,990,000	10,608	—	10,608

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	5,830,000	872,560	—	872,560

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	660,250	625,891	—	625,891

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	593,281	563,595	—	563,595

138

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	$ 526,385	$260,770	$—	$260,770

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	326,250	304,326	—	304,326

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	1,122,000	323,514	—	323,514

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	749,260	378,976	—	378,976

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	1,122,000	436,108	—	436,108

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	355,878	345,385	—	345,385

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	393,151	385,220	—	385,220

139

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	$ 476,899	$301,591	$—	$301,591

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	648,152	520,526	—	520,526

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	479,851	451,716	—	451,716

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	1,122,000	970,501	—	970,501

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	1,122,000	947,922	—	947,922

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	1,122,000	1,066,995	—	1,066,995

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	1,081,878	1,031,965	—	1,031,965

140

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	$ 919,945	$877,629	$—	$877,629

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	879,711	848,745	—	848,745

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	1,122,000	1,072,479	—	1,072,479

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	4,080,000	233,020	—	233,020

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	4,880,000	1,006,785	—	1,006,785

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	5,350,000	797,352	—	797,352

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	6,630,000	305,799	—	305,799

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	10,890,000	570,467	—	570,467

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	8,270,000	350,559	—	350,559

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	6,300,000	1,004,556	—	1,004,556

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	4,560,000	1,033,183	—	1,033,183

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	2,780,000	(24,179)	—	(24,179)

141

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	$ 9,750,000	$24,598	$—	$24,598

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	10,540,000	1,018,184	—	1,018,184

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	5,540,000	250,512	—	250,512

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	2,085,935	1,730,631	—	1,730,631

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	7,210,000	205,552	—	205,552

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	1,989,745	1,844,807	—	1,844,807

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	8,230,000	896,552	—	896,552

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	1,880,550	1,643,494	—	1,643,494

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	687,794	487,413	—	487,413

The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)	May 15, 2047	0.75% Monthly	5,000,000	4,362,463	—	4,362,463

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	6,270,000	299,453	—	299,453

Net unrealized appreciation on buys of credit default swaps on corporate issues						$64,629,724

142

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$ 45,676,800	$(1,048,049)	$(379,653)	$(668,396)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	51,240,000	(1,175,696)	(729,132)	(446,564)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	40,552,800	(930,480)	(441,537)	(488,943)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	41,565,000	(830,120)	(1,510,314)	680,194

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	98,946,880	(5,051,565)	(3,768,227)	(1,283,338)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	85,595,200	(4,369,918)	(3,719,390)	(650,528)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	27,100,000	(3,183,779)	(243,003)	(2,940,776)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,760,044	(2,035,227)	(302,613)	(1,732,614)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	178,930,617	(28,539,434)	(6,348,907)	(22,190,527)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	62,833,550	(10,021,951)	(2,279,839)	(7,742,112)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	62,833,550	(10,021,951)	(2,262,362)	(7,759,589)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	4,833,350	(770,920)	(235,342)	(535,578)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	125,425,433	(20,005,357)	(6,293,972)	(13,711,385)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,841,708	(1,888,753)	(603,833)	(1,284,920)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Every 3 Days	23,103,413	(3,684,994)	(1,179,833)	(2,505,161)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	31,706,776	(5,057,231)	(2,046,426)	(3,010,805)

Bear Stearns, Inc. (ABX. HE-AAA 07-2)	January 25, 2038	0.76% Monthly	10,000,000	(6,100,000)	(283,039)	(5,816,961)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	25,000,000	(2,635,405)	136,999	(2,772,404)

143

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	0.91% Quarterly	$ 31,750,000	$(6,623,982)	$—	$(6,623,982)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.01% Quarterly	31,800,000	(6,537,046)	—	(6,537,046)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.05% Quarterly	12,700,000	(2,595,152)	—	(2,595,152)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	2.25% Quarterly	8,900,000	(2,256,882)	—	(2,256,882)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	2,646,000	(466,349)	(245,204)	(221,145)

Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	50,000,000	(6,227,685)	—	(6,227,685)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	83,448,000	(5,057,976)	(522,924)	(4,535,052)

Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	19,149,120	(1,160,672)	(139,542)	(1,021,130)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	56,100,000	(6,590,774)	(409,302)	(6,181,472)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	28,200,000	(3,313,009)	(318,876)	(2,994,133)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	28,500,000	(3,348,254)	(316,239)	(3,032,015)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	207,400,000	(24,365,892)	(4,363,728)	(20,002,164)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	166,331,725	(33,266,345)	(14,232,056)	(19,034,289)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,885,505	(4,777,101)	(2,160,215)	(2,616,886)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	0.76% Monthly	23,300,000	(14,213,000)	(499,769)	(13,713,231)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	0.76% Monthly	6,600,000	(4,026,000)	(275,340)	(3,750,660)

Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	0.76% Monthly	2,600,000	(1,586,000)	(99,171)	(1,486,829)

Credit Suisse First Boston USA (CDX HY 10)	June 20, 2013	5% Quarterly	13,000,000	(2,058,291)	(1,570,632)	(487,659)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	(3,772,198)	518,708	(4,290,906)

144

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	$ 40,890,141	$(3,826,475)	$(595,310)	$(3,231,165)

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	4% Quarterly	3,006,801	(14,498)	(14,945)	447

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	4% Quarterly	3,006,801	(14,498)	(14,945)	447

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)	March 20, 2009	1.25% Quarterly	48,333,333	(448,867)	4,911	(453,778)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	32,649,945	(6,529,989)	(2,813,625)	(3,716,364)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	16,469,441	(3,293,888)	(1,482,443)	(1,811,445)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	7,897,627	(1,579,525)	(881,350)	(698,175)

Deutsche Bank AG (ABX.HE-AAA 06-2)	May 25, 2046	0.11% Monthly	15,700,000	(7,850,000)	(718,551)	(7,131,449)

Deutsche Bank AG (iBoxx HY 2)	September 20, 2009	4.8% Quarterly	2,498,118	34,469	(3,780)	38,249

Deutsche Bank AG (iBoxx HY B)	March 20, 2009	5% Quarterly	4,651,100	884	4,926	(4,042)

Deutsche Bank AG (iBoxx IG Hi-Vol)	March 20, 2009	1.25% Quarterly	4,118,000	(38,244)	558	(38,802)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	11,174,667	(991,768)	23,614	(1,015,382)

JP Morgan Chase & Co. (ABX HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,115,005	(4,623,001)	(556,209)	(4,066,792)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	6.43% Quarterly	18,000,000	(2,106,733)	—	(2,106,733)

JP Morgan Chase & Co. (CDX HY 10)	June 20, 2013	5% Quarterly	12,200,000	(1,931,627)	(1,146,427)	(785,200)

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	154,208,000	(3,538,287)	(697,121)	(2,841,166)

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	141,910,400	(3,256,120)	(1,366,868)	(1,889,252)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	56,800,000	(6,673,012)	(649,325)	(6,023,687)

JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	76,900,000	(9,034,412)	(1,014,761)	(8,019,651)

145

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$ 59,175,000	$(6,952,033)	$(437,663)	$(6,514,370)

JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	62,833,550	(10,021,951)	(2,238,902)	(7,783,049)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,837,349	(4,767,470)	(1,625,624)	(3,141,846)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	24,078,130	(4,815,626)	(1,348,919)	(3,466,707)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.82% Quarterly	42,600,000	(9,005,010)	—	(9,005,010)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.92% Quarterly	31,750,000	(6,614,262)	—	(6,614,262)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	1.125% Quarterly	18,800,000	(3,798,469)	—	(3,798,469)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	9,340,000	(2,444,732)	—	(2,444,732)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	9,220,000	(2,322,970)	—	(2,322,970)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.35% Quarterly	15,000,000	(1,794,809)	—	(1,794,809)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.43% Quarterly	12,000,000	(1,404,488)	—	(1,404,488)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	80,000,000	(9,964,296)	—	(9,964,296)

Morgan Stanley & Co. Inc. (ABX. HE-AAA 06-2)	May 25, 2046	0.11% Monthly	17,200,000	(8,600,000)	(870,371)	(7,729,629)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	10,094,000	(1,779,033)	(357,497)	(1,421,536)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	20,090,000	(3,540,795)	(713,073)	(2,827,722)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	1,568,000	(276,355)	(145,306)	(131,049)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	12,740,000	(2,245,382)	(1,132,002)	(1,113,380)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	16,494,400	(999,764)	(251,699)	(748,065)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	14,152,000	(857,786)	(200,398)	(657,388)

146

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	$250,000,000	$(29,370,650)	$(1,015,640)	$(28,355,010)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	100,000	(11,748)	(649)	(11,099)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	33,300,000	(3,912,171)	(275,152)	(3,637,019)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	28,800,000	(3,383,499)	(893,107)	(2,490,392)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	15,400,000	(1,809,232)	(332,908)	(1,476,324)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	31,800,000	(3,735,947)	(661,366)	(3,074,581)

RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	31,200,000	(3,665,457)	(697,509)	(2,967,948)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	21,363,407	(3,407,464)	(242,055)	(3,165,409)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	15,176,719	(2,420,687)	(334,875)	(2,085,812)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	4,543,349	(724,664)	(135,338)	(589,326)

RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	30,063,437	(4,795,118)	(1,374,367)	(3,420,751)

RBS Greenwich (LCDX HY 9)	December 20, 2012	2.25% Quarterly	15,680,000	(3,461,948)	(1,046,582)	(2,415,366)

The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	0.9% Quarterly	32,000,000	(6,685,939)	—	(6,685,939)

The Goldman Sachs Group, Inc. (CDX HY 9)	October 12, 2012	1.8% Quarterly	35,500,000	(9,524,000)	—	(9,524,000)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	8,780,000	(2,298,153)	—	(2,298,153)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	18,032,000	(3,178,079)	(1,442,993)	(1,735,086)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	11,368,000	(2,003,572)	(783,482)	(1,220,090)

147

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	$21,560,000	$(3,799,876)	$(1,659,086)	$(2,140,790)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	6.356% Quarterly	75,000,000	(8,959,343)	—	(8,959,343)

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	63,440,000	(3,238,821)	(2,187,258)	(1,051,563)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	21,846,516	(915,784)	(23,126)	(892,658)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	42,823,038	(1,795,099)	(185,562)	(1,609,537)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	128,000,000	(15,037,773)	(319,162)	(14,718,611)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	34,300,000	(4,029,654)	(176,020)	(3,853,634)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	25,000,000	(2,937,065)	(189,084)	(2,747,981)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	4,400,000	(516,923)	(61,217)	(455,706)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	31,100,000	(3,653,709)	(997,704)	(2,656,005)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	142,300,000	(16,717,774)	(14,294,955)	(2,422,819)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	5,413,352	(863,430)	18,165	(881,595)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,696,707	(1,865,625)	(31,508)	(1,834,117)

148

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$25,036,753	$(3,993,362)	$(643,885)	$(3,349,477)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	48,333,500	(7,709,193)	(922,953)	(6,786,240)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,180,042	(1,942,716)	(362,913)	(1,579,803)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	2,900,010	(462,552)	(90,352)	(372,200)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	29,290,101	(4,671,771)	(855,663)	(3,816,108)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,180,042	(1,942,717)	(363,738)	(1,578,979)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	29,290,101	(4,671,772)	(874,705)	(3,797,067)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(4,533,006)	(1,290,379)	(3,242,627)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(4,533,006)	(1,128,898)	(3,404,108)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	110,490,381	(17,623,216)	(12,100,655)	(5,522,561)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	242,730,837	(22,714,606)	3,827,489	(26,542,095)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	32,673,446	(3,057,561)	1,124,870	(4,182,431)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	32,770,113	(3,066,608)	556,097	(3,622,705)

149

Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (Dow Jones CDX HY B.3)	December 20, 2009	4% Quarterly	$9,640,854	$(46,487)	$147,966	$(194,453)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	2,844,529	(13,716)	(6,175)	(7,541)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	954,540	(4,602)	(224)	(4,378)

The Goldman Sachs Group, Inc. (iBoxx HY 4)	June 20, 2010	3.4% Quarterly	2,145,000	(35,375)	(13,879)	(21,496)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	11,400,000	(1,201,745)	51,300	(1,253,045)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	15,000,000	(1,581,243)	82,200	(1,663,443)

The Goldman Sachs Group, Inc. (LCDX 9)	December 20, 2012	2.25% Quarterly	16,660,000	(3,678,319)	64,324	(3,742,643)

UBS Warburg LLC (ABX.HE-AAA 06-2)	May 25, 2046	0.11% Monthly	54,800,000	(27,400,000)	(13,941,766)	(13,458,234)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(506,664,740)

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$19,617,600	$450,123	$357,876	$92,247

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	22,838,400	524,025	71,254	452,771

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	81,105,600	1,860,960	492,025	1,368,935

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	6,240,000	124,624	188,822	(64,198)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	11,600,000	(1,222,828)	22,346	(1,245,174)

150

Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued

Credit Default Swap on Credit Indices—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	$11,213,372	$1,049,341	$(653,311)	$1,702,652

Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	6,450,000	8,572	5,031	3,541

Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	9,500,000	12,626	7,409	5,217

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,820,800	913,685	1,042,700	(129,015)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	9,857,600	226,182	134,525	91,657

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	28,710,099	2,686,674	(1,285,282)	3,971,956

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	26,100,090	2,442,431	(1,486,994)	3,929,425

RBS Greenwich (CDX HY 10)	June 20, 2013	5% Quarterly	12,200,000	1,931,627	2,182,897	(251,270)

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,040,000	895,769	1,036,896	(141,127)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	3,772,199	434,112	3,338,087

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	5,784,512	(27,892)	7,757	(35,649)

Net unrealized appreciation on buys of credit default swaps on credit indices						$13,090,055

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[3]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

151

Annual Report to Shareholders

Notes to Financial Statements—Continued

4. Securities Lending

Each Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At December 31, 2008, the Funds had no securities on loan.

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Core and Core Plus. Western Asset Management Company Limited (“WAML”) Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) shares investment advisory responsibilities with Western Asset for Core Plus.

Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. In order to limit the annualized operating expense ratios of the classes offered by each Fund to specified amounts, from August 1, 2007 until July 31, 2008, LMFA was contractually obligated with respect to each Fund to waive its compensation (and, to the extent necessary, bear other expenses of each Fund) when the annualized operating expense ratio of a class of the Fund, as a percentage of average daily net assets of such Fund attributable to such class, exceeded a specified amount (“Fee Cap”). From August 1, 2008 until July 31, 2009, the Manager is contractually obligated to follow the Fee Cap for the Institutional Select and Financial Intermediary Classes of each Fund. The Fee Cap ceased to apply to the Institutional Class of each Fund beginning August 1, 2008. From August 1, 2008 through July 31, 2009, the Manager is contractually obligated to waive its compensation (and, to the extent necessary, bear other expenses of the Portfolio) with respect to the Institutional Class of each Fund in an amount equal to a specified annual rate of such Fund’s average daily net assets attributable to such share class (“Flat Waiver”). Western Asset and WAML also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts under both the Fee Cap and the Flat Waiver.

Any amounts waived or reimbursed in a particular fiscal year under the Fee Cap will be subject to repayment by a Fund on behalf of the applicable class to LMFA to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses for such class to exceed a limit agreed between the Fund and LMFA. The following chart shows annual rates of management fees, expense limits or waivers (as applicable), management fees waived and potential fees which may be recaptured for the Funds’ share classes.

Fund	Net Asset Breakpoint for Management Fee	Management Fee		Expense Limitation	Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture

Core
Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	— *	0.00%	—	—
Institutional Select Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.50%	—	—	—
Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.75%	—	—	—

152

Annual Report to Shareholders

Fund	Net Asset Breakpoint for Management Fee	Management Fee		Expense Limitation	Waiver	Management Fees (Waived)/ Recaptured	Maximum Amount Subject to Recapture

Core Plus
Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	— *	0.00%	—	—
Institutional Select Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.45%	—	—	—
Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.70%	—	—	—

*	From August 1, 2007 until July 31, 2008, the following limits on annualized expense ratios were in place under the Fee Cap:

Fund	Expense Limitation
Core—Institutional Class	0.50%
Core Plus—Institutional Class	0.45%

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

LMFA, Western Asset, WAML, Western Singapore, Western Japan and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

153

Annual Report to Shareholders

Notes to Financial Statements—Continued

6. Fund Share Transactions:

At December 31, 2008, there were 21.05 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in the Funds’ shares were as follows:

	Period Ended December 31, 2008 A		Year Ended March 31, 2008		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Core
Institutional Class
Shares sold	45,809,011	$462,764,704	145,194,635	$1,603,386,410	109,207,551	$1,227,540,235
Shares issued on reinvestment	19,465,391	189,411,274	24,570,553	270,401,252	18,453,337	206,865,857
Shares repurchased	(271,357,244)	(2,560,566,907)	(119,670,207)	(1,306,567,803)	(73,985,323)	(822,762,916)

Net Increase (Decrease)	(206,082,842)	$(1,908,390,929)	50,094,981	$567,219,859	53,675,565	$611,643,176

Institutional Select ClassB
Shares sold	26,523,024	$231,066,783	—	$—	—	$—
Shares issued on reinvestment	506,958	4,593,497	—	—	—	—
Shares repurchased	(546,226)	(4,786,801)	—	—	—	—

Net Increase	26,483,756	$230,873,479	—	$—	—	$—

Financial Intermediary Class
Shares sold	32,207,905	$319,217,126	61,374,893	$675,386,074	104,516,429	$1,162,120,339
Shares issued on reinvestment	7,514,997	72,497,732	7,607,185	83,678,848	4,041,530	45,485,796
Shares repurchased	(65,446,508)	(633,361,948)	(37,942,574)	(415,583,975)	(17,801,379)	(199,443,677)

Net Increase (Decrease)	(25,723,606)	$(241,647,090)	31,039,504	$343,480,947	90,756,580	$1,008,162,458

Core Plus
Institutional Class
Shares sold	147,333,326	$1,395,839,016	431,074,565	$4,418,392,877	517,391,677	$5,399,183,851
Shares issued on reinvestment	46,231,902	426,186,161	60,102,475	614,857,736	35,684,891	372,524,266
Shares repurchased	(741,151,845)	(6,662,401,360)	(269,816,777)	(2,748,602,623)	(137,124,692)	(1,423,367,606)

Net Increase (Decrease)	(547,586,617)	$(4,840,376,183)	221,360,263	$2,284,647,990	415,951,876	$4,348,340,511

Institutional Select ClassC
Shares sold	206,086,935	$1,850,661,361	—	$—	—	$—
Shares issued on reinvestment	3,637,450	31,448,482	—	—	—	—
Shares repurchased	(29,527,138)	(256,518,602)	—	—	—	—

Net Increase	180,197,247	$1,625,591,241	—	$—	—	$—

Financial Intermediary Class
Shares sold	57,558,798	$523,353,929	92,870,337	$950,307,000	35,661,598	$372,492,531
Shares issued on reinvestment	5,007,719	46,006,164	5,521,041	56,470,452	2,729,449	28,500,650
Shares repurchased	(88,631,269)	(811,527,610)	(48,005,422)	(489,249,437)	(14,763,754)	(152,693,443)

Net Increase (Decrease)	(26,064,752)	$(242,167,517)	50,385,956	$517,528,015	23,627,293	$248,299,738

A	For the period April 1, 2008 to December 31, 2008.
B	Institutional Select Class commenced operations August 29, 2008.
C	Institutional Select Class commenced operations August 4, 2008.

7. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

154

Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Western Asset Funds, Inc. and to the Shareholders of Western Asset Core Bond Portfolio and Western Asset Core Plus Bond Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Core Bond Portfolio and Western Asset Core Plus Bond Portfolio (two of the Portfolios comprising Western Asset Funds, Inc., the “Funds”) at December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 27, 2009

155

Annual Report to Shareholders

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2008:

	Core
Record Date:	Daily	Daily
Payable Date:	April 2008	May 2008- December 2008
Ordinary Income:
Qualified Dividend Income for Individuals	0.83%	0.08%
Dividends Qualifying for the Dividends Received Deduction for Corporations	0.08%	0.08%
Interest from Federal Obligations	1.31%	4.08%
	Core Plus
Record Date:	Daily	Daily
Payable Date:	April 2008	May 2008- December 2008
Ordinary Income:
Qualified Dividend Income for Individuals	0.87%	0.84%
Dividends Qualifying for the Dividends Received Deduction for Corporations	0.84%	0.84%
Interest from Federal Obligations	19.66%	4.90%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

156

Annual Report to Shareholders

Directors and Officers

The Directors and officers of the Funds, their age (as of December 31, 2008) and a description of their principal occupations during the past five years are listed below. Except as shown, each Director’s and officer’s principal occupation and business experience for the last five years has been with the employer(s) indicated, although in some cases the Director or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, California 91101.

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
Independent Directors
Ronald J. Arnault 65	Director	Served since 1997	Retired.	13	None
Anita L. DeFrantz 56	Director	Served since 1998	President (1987-present) and Director (1990-present) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); President and Director of Kids in Sports (1994-present); Vice President, International Rowing Federation (1986-present) Member of the International Olympic Committee (1986-present).	13	OBN Holdings, Inc.
Avedick B. Poladian 57	Director	Served since 2007	Executive Vice President and Chief Operating Officer of Lowe Enterprises, Inc. (real estate and hospitality firm) (2002-present); Formerly: Partner, Arthur Andersen, LLP.	13	Occidental Petroleum Corporation
William E. B. Siart 62	Director and Chairman	Served since 1997	Vice Chairman of The Getty Trust (2005-present); Chairman of Walt Disney Concert Hall, Inc. (1998-2006); Chairman of Excellent Education Development (2000-present).	13	None
Jaynie Miller Studenmund 54	Director	Served since 2004	Chief Operating Officer of Overture Services, Inc. (online marketing firm) (2001-2004); President and Chief Operating Officer of Paymybills.com (2000-2001).	13	eHarmony.com, Inc. Forest Lawn Orbitz Worldwide
Interested Directors
R. Jay Gerken 57	Director and President	Served as a Director since 2006 and as President since 2007C	Managing Director of Legg Mason & Co., LLC, Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co., LLC or its affiliates (2005-present); President of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) (2006-present); Chairman of Smith Barney Fund Management LLC and Citi Fund Management Inc. (2002-2005); Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (2002-2005).	159	Trustee or Director of certain funds associated with Legg Mason & Co., LLC or its affiliates (consisting of funds with 159 portfolios).

157

Annual Report to Shareholders

Directors and Officers—Continued

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
Ronald L. Olson 67	Director	Served since 2005D	Senior Partner of Munger, Tolles & Olson LLP (a law partnership) (1968-present).	13	Edison International, City National Corporation (financial services company), The Washington Post Company, and Berkshire Hathaway, Inc.
OfficersE
D. Daniel Fleet 51	Vice President	Served since 2006	President of Western Asset (2006-present); Vice President of Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Director, Western Asset Management Company Limited (2006-present); Director of Risk Management of Western Asset (1999-2006).	N/A	N/A
Gavin L. James 48	Vice President	Served since 2001	Director of Global Client Services and Marketing of Western Asset (1998-present).	N/A	N/A
S. Kenneth Leech 54	Vice President	Served since 1990	Chief Investment Officer, Emeritus of Western Asset (2008-present); Chief Investment Officer of Western Asset (1998-2008); Vice President of Western Asset Income Fund (1998-present) and Western Asset Premier Bond Fund (2001-present).	N/A	N/A
Stephen A. Walsh 50	Vice President	Served since 1994	Chief Investment Officer Western Asset (2008-present) Deputy Chief Investment Officer of Western Asset (2000-2008); Vice President of Western Asset Income Fund (1999-present) and Western Asset Premier Bond Fund (2001-present).	N/A	N/A
Susanne D. Wilson 47 100 Light Street Baltimore, MD 21202	Vice President	Served since 1998	Vice President of Legg Mason & Co., LLC (2005-present); Vice President of Legg Mason Wood Walker, Incorporated (1998-2005).	N/A	N/A
Marie K. Karpinski 59 100 Light Street Baltimore, MD 21202	Principal Financial and Accounting Officer	Served since 1990	Vice President, Legg Mason & Co., LLC (2005-present); Legg Mason Wood Walker, Incorporated (1992-2005); Vice President (1986-present), Chief Financial Officer (2006-present) and Treasurer (1986-2006) of all Legg Mason retail, open-end investment companies; Treasurer and Principal Financial and Accounting Officer, Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-present) and Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2004-present); Principal Financial and Accounting Officer of Western Asset Income Fund (2001-present) and Western Asset Premier Bond Fund (2001-present); Treasurer of the Corporation (1990-2006), Western Asset Income Fund (2001-2006) and Western Asset Premier Bond Fund (2001-2006).	N/A	N/A

158

Annual Report to Shareholders

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
Erin K. Morris 42 100 Light Street Baltimore, MD 21202	Treasurer	Served since 2006	Vice President and Manager, Global Funds Administration, Legg Mason & Co., LLC (2005-present); Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005); Treasurer of Legg Mason Income Trust, Inc., Legg Mason Tax-Free Income Fund, Western Asset Income Fund and Western Asset Premier Bond Fund (2006-present); Assistant Treasurer, Legg Mason Partners Fund fixed income complex (2007-present), Western Asset/Claymore Inflation-Linked Securities & Income Fund (2003-present), Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2004-present); Assistant Treasurer, the Corporation, Western Asset Income Fund, Western Asset Premier Bond Fund, Legg Mason Income Trust, Inc. and Legg Mason Tax-Free Income Fund (2001-2006); Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (2000-2005).	N/A	N/A
Susan C. Curry 42 55 Water St. New York, NY 10041	Assistant Treasurer	Served since 2007	Director of Tax – Mutual Funds, Legg Mason & Co., LLC (2005-present); Director of Tax – Mutual Funds, Citigroup (2004-2005); Assistant Treasurer, Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset Premier Bond Fund, Western Asset/Claymore Inflation-Linked Securities & Income Fund and Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (2007-present); Partner, Deloitte & Touche (1990-2004).	N/A	N/A
Todd F. Kuehl 39 100 Light Street Baltimore, MD 21202	Chief Compliance Officer	Served since 2007	Director, Legg Mason & Co., LLC (2006-present); Chief Compliance Officer of Legg Mason Private Portfolio Group (2009-present) Chief Compliance Officer of Western Asset/Claymore Inflation-Linked Securities & Income Fund, Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, Western Asset Income Fund, Western Asset Premier Bond Fund (2007-present) and Barrett Growth Fund and Barrett Opportunity Fund (2006-2008); Branch Chief, Division of Investment Management, U.S. Securities and Exchange Commission (2002-2006).	N/A	N/A

159

Annual Report to Shareholders

Directors and Officers—Continued

Name and Year Born	Position(s) Held With Corporation	Term of Office and Length of Time ServedA	Principal Occupations During the Past 5 Years	Number of Portfolios In Fund Complex OverseenB	Other Directorships Held
Richard M. Wachterman 61 100 Light Street Baltimore, MD 21202	Secretary	Served since 2008	Associate General Counsel, Legg Mason & Co. (2004-present); Managing Director, Victory Capital Management (1981-2003); Secretary, Legg Mason Funds (2004-present); Secretary, Western Funds (2008-present); Vice President, Legg Mason Fund Adviser, Inc. (2007-present).	N/A	N/A
Peter J. Ciliberti 34 100 Light Street Baltimore, MD 21202	Assistant Secretary	Served since 2008	Associate General Counsel, Legg Mason & Co. (2007-present); Assistant Secretary, Legg Mason Funds (2006-present); Asset Management Compliance Officer, Legg Mason & Co. (2005-2007); Asset Management Compliance Officer, Legg Mason Wood Walker, Inc. (2005); and Broker-Dealer Compliance Officer, Legg Mason Wood Walker, Inc. (2001-2005).	N/A	N/A
A

Each officer holds office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified. Each of the Directors of the Corporation holds office until his or her successor shall have been duly elected and shall qualify, subject to prior death, resignation, retirement, disqualification or removal from office and applicable law and the rules of the New York Stock Exchange.

B

In addition to overseeing the thirteen portfolios of the Corporation, each Director also serves as a Director of Western Asset Income Fund and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same Fund Complex as the Corporation. In addition, Mr. Gerken serves as Director/Trustee to 159 other portfolios associated with Legg Mason & Co., LLC or its affiliates. Legg Mason & Co., LLC is an affiliate of LMFA and Western Asset.

C

Mr. Gerken is an “interested person” (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Corporation because of his positions with subsidiaries of, and ownership of shares of common stock of, Legg Mason, Inc., the parent company of Western Asset.

D	Mr. Olson is an “interested person” (as defined above) of each Portfolio because his law firm has provided legal services to Western Asset.
E	Each officer of the Corporation is an “interested person” (as defined above) of the Corporation.

160

Annual Report to Shareholders

Board Consideration of Management and Advisory Agreements

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreements between the Corporation and LMFA, the Investment Advisory Agreements between LMFA and Western Asset and the Investment Advisory Agreement between LMFA and WAML, with respect to Western Asset Core Plus Bond Portfolio (collectively, the “Agreements”), with respect to each Fund at meetings held on September 9, 2008, October 17, 2008 and October 30, 2008. At a meeting held on November 18, 2008, the Executive and Contracts Committee reported to the full Board of Directors their considerations with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset and WAML (together, the “Advisers”), including relevant investment advisory personnel as well as representatives of LMFA; reviewed a variety of information prepared by LMFA and the Advisers and materials provided by Lipper Inc. (“Lipper”) and counsel to the Independent Directors; and reviewed performance and expense information for peer groups of comparable funds selected and prepared by Lipper and for certain other comparable products available from Western Asset. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Funds’ performance and other relevant matters, and related discussions with the Advisers’ personnel.

As part of their review, the Directors examined LMFA’s ability to provide high quality oversight and administrative and shareholder support services to the Funds, and Western Asset’s and WAML’s ability to provide high quality investment management services to the Funds. The Directors considered the experience of LMFA’s personnel in providing the types of services that LMFA is responsible for providing to the Funds; the ability of LMFA to attract and retain capable personnel; the capability and integrity of LMFA’s senior management and staff; and the level of skill required to provide such services to the Funds. The Directors considered the investment philosophy and research and decision-making processes of each Adviser; the experience of its key advisory personnel responsible for management of the Funds; the ability of the Advisers to attract and retain capable research and advisory personnel; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage each Fund. In addition, the Directors reviewed the quality of LMFA and the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds and conditions that might affect LMFA or an Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including LMFA and each Adviser’s business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Funds given their respective investment objectives and policies, and that LMFA and each of the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Funds, the Directors also reviewed comparisons of the performance of the Funds to the performance of certain comparable funds in their respective peer groups and to their respective investment benchmarks over one-, three-, five- and ten-year periods ended August 31, 2008 (as applicable). In that connection, the Directors noted that the performance of the Funds for the one-year and three-year periods was below, and near or below, their peer averages, respectively. They also noted, however, that the performance of the Funds was near or above their peer averages for the five-year period ended August 31, 2008 and exceeded their peer averages for the ten-year period ended on that date. With respect to each of the Funds, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer groups.

The Directors also considered the management fees payable by the Funds to LMFA, the total expenses payable by the Funds and the fact that LMFA pays to the Advisers the entire management fee it receives from each Fund. They reviewed information concerning fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Advisers’ other clients, including separate accounts managed by the Advisers. The Directors observed that the management fees paid to LMFA by the Funds were slightly higher than their respective peer groups. The Directors also observed that total expenses for each Fund were lower than the average of the funds in its respective peer group. The Directors noted that the management fees paid by the Funds were generally higher than the fees paid by other clients of the Advisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Advisers with respect to the Funds were also relatively higher. In light of these differences, the Directors concluded that the differences in management fees from those paid by the Advisers’ other clients were reasonable.

161

Annual Report to Shareholders

Board Consideration of the Management and Advisory Agreements—Continued

The Directors further evaluated the benefits of the advisory relationship to LMFA and the Advisers, including, among others, the profitability of the relationship to LMFA and the Advisers; the direct and indirect benefits that LMFA and each Adviser may receive from its relationship with the Funds, including any “fallout benefits”, such as reputational value derived from serving as investment manager or adviser; and the affiliations between LMFA, the Advisers and certain service providers for the Portfolios. In that connection, the Directors concluded that LMFA and each Adviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Funds grow. They further concluded that, where a Fund’s assets were currently at a level at which the Advisers potentially may realize economies of scale from any future growth in the Fund, fee breakpoints had been implemented to capture a portion of any economies of scale for the benefit of the Fund’s shareholders.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who are independent of LMFA and the Advisers within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by each Adviser, but would continue to closely monitor the Advisers’ performance in light of the Funds’ recent relative underperformance; that the fees to be paid to the Advisers and LMFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Advisers and LMFA; and that approval of the Agreements was in the best interest of the Corporation and its shareholders.

Approval of Additional Subadvisers

At their September 9, 2008 meeting, the Directors, including the Independent Directors, approved the addition of the following two non-U.S. affiliates of Western Asset as additional investment subadvisers of Western Asset Core Plus Bond Portfolio (“Core Plus”): Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (together with Western Asset Singapore, the “New Subadvisers”). In approving the addition of the New Subadvisers, the Directors drew on their knowledge of and experience with Western Asset, its personnel, the quality of the services it has provided to Core Plus and its investment philosophy and performance, as well as additional information relating to the New Subadvisers. The Directors noted that Core Plus is permitted to invest in non-U.S. dollar denominated securities and related foreign currency instruments and that the addition of the New Subadvisers will provide Core Plus with greater global investment management and trading resources. The Directors also noted that although the New Subadvisers are separate legal entities from Western Asset, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the New Subadvisers. Finally, the Directors noted that the management fees paid by Core Plus would not change as a result of the addition of the New Subadvisers since Core Plus would not be paying the fees of the New Subadvisers.

162

Annual Report to Shareholders

Privacy Policy

The Funds are committed to keeping nonpublic personal information secure and confidential. This notice is intended to help a shareholder understand how the Funds fulfill this commitment.

From time to time, the Funds, through their service providers, may collect a variety of personal information, including:

•	Information received on applications and forms, via the telephone, and through websites;

•	Information about transactions with the Funds, affiliates, or others (such as purchases, sales, or account balances); and

•	Information about shareholders received from consumer reporting agencies.

The Funds do not disclose shareholder nonpublic personal information, except as permitted by applicable law or regulation. For example, the Funds may share this information with others in order to process transactions. Any information provided to companies that perform services on behalf of the Funds, such as printing and mailing or to other financial institutions with which the Funds have joint marketing agreements are required to protect the confidentiality of shareholders, information and to use it only to perform the services for which the companies are hired.

The Funds, through their service providers, maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information. Access to this information is restricted.

If a shareholder decides at some point either to close his/her account(s) or become an inactive customer, the Funds will continue to adhere to these privacy policies and practices with respect to shareholder nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Funds, Inc.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Susanne D. Wilson, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Todd F. Kuehl, Chief Compliance Officer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Investment Advisers

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Western Asset Management Company Pte. Ltd.

1 George Street #23-01

Singapore 049145

Western Asset Management Company Ltd

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chronu Chiyoda

Tokyo 100-6536

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Western Asset Management Company

Legg Mason Investor Services, LLC, Distributor

Legg Mason, Inc. Subsidiaries

WAF-A-(2/09) TN09-4347	WASX011414

Item 2 – Code of Ethics

(a)	Western Asset Funds, Inc. (the “Registrant”) has adopted a Code of Ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s Principal Executive, Financial and Accounting Officers a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)	Omitted.

Item 3 – Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Directors is comprised solely of Directors who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Directors of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit Committee and the Board of Directors in absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

(a)	Audit Fees

Fiscal Year Ended March 31, 2007 - $310,975

Fiscal Year Ended March 31, 2008 - $366,800

Fiscal Year Ended December 31, 2008 - $360,150

(b)	Audit-Related Fees

Fiscal Year Ended March 31, 2007 - $20,750

Fiscal Year Ended March 31, 2008 - $25,500

Fiscal Year Ended December 31, 2008 - $39,500

Services include interim audit security pricing.

PricewaterhouseCoopers LLP billed fees in the amount of $208,000 and $230,000 for non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (C)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s fiscal years ended March 31, 2008 and December 31, 2008, respectively.

PricewaterhouseCoopers LLP conducted a SAS 70 audit to review and test operating effectiveness of controls placed in operation for Western Asset Management Company and reviewed the Australian Superannuation Circular.

(c)	Tax Fees

Fiscal Year Ended March 31, 2007 - $9,900

Fiscal Year Ended March 31, 2008 - $21,600

Fiscal Year Ended December 31, 2008 - $47,500

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during each of the last two fiscal years by PricewaterhouseCoopers LLP that were not disclosed in Items 4(a), (b) or (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval procedures.

	(2)	None

PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	Not applicable

(g)	Non-Audit Fees

Fiscal Year Ended March 31, 2007 - $975,316

Fiscal Year Ended March 31, 2008 - $1,236,000

Fiscal Year Ended December 31, 2008 - $1,371,045

(h)	The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

The schedule of investments in unaffiliated issuers as of the close of the December 31, 2008, reporting period is included as part of the annual report to shareholders contained in Item 1 hereof.

Item 7 – Disclosure of Proxy Voting Policies and Procedures

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	Code of Ethics subject to disclosure required by Item 2 – filed as an exhibit hereto.

(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date: March 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date: March 3, 2009

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: March 3, 2009